As filed with the Securities and Exchange Commission on April 18, 2013

Registration Nos.: 333-158546; 811-03972

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	(X)
PRE-EFFECTIVE AMENDMENT NO.	( )
POST-EFFECTIVE AMENDMENT NO. 4	(X)

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 55	(X)

FUTUREFUNDS SERIES ACCOUNT

(Exact name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

(Name of Depositor)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of Depositor’s Principal Executive Officers) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(800) 537-2033

Beverly A. Byrne, Esq.

Chief Compliance Officer and Chief Legal Counsel, Financial Services

Great-West Life & Annuity Insurance Company

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Name and Address of Agent for Service)

Copy to:

Ann B. Furman, Esq.

Jorden Burt LLP

1025 Thomas Jefferson Street, N.W., Suite 400 East

Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On May 1, 2013, pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On , pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: flexible premium deferred variable annuity contracts.

1

FUTUREFUNDS SELECT

A Group Fixed and Variable Deferred Annuity Contract

Issued by

FutureFunds Series Account

of Great-West Life & Annuity Insurance Company

Distributed by

GWFS Equities, Inc.

8515 East Orchard Road, Greenwood Village, Colorado 80111

(800) 701-8255

Overview

This Prospectus describes FutureFunds Select, a group flexible premium deferred fixed and variable annuity contract (“Contract”) designed for purchase by employers, associations and organizations to fund either tax-qualified retirement programs that qualify for special federal income tax treatment under various sections of the Internal Revenue Code of 1986, as amended (the “Code”), or certain non-qualified plans. The Contract provides a variable annuity insurance contract that includes investment divisions (“Variable Accounts”) of FutureFunds Series Account (the “Series Account”), the value of which is based on the investment performance of the corresponding mutual funds (“Eligible Funds”) you select, as listed below. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Contracts. Great-West Life & Annuity Insurance Company (“we,” “us” or “Great-West”) issues Contracts in connection with the following retirement plans (“Plans”):

•	pension or profit-sharing plans described in Code section 401(a) (“401(a) Plans”);
•	cash or deferred profit sharing plans described in Code section 401(k) (“401(k) Plans”);
•	tax-sheltered or tax-deferred annuities described in Code section 403(b) (“403(b) Plans”);
•	deferred compensation plans described in Code section 457(b) or (f) (“457(b) or (f) Plans”);
•	qualified governmental excess benefit plans described in Code section 415(m) (“415(m) Plans”); and
•	non-qualified deferred compensation plans (“NQDC Plans”).

Participation in the Contract

You may be eligible to participate in the Contract if you participate in one of the Plans listed above. The owner of a Contract will be an employer, plan trustee, certain employer association, or certain employee associations, as applicable (“Contractholder”).
Great-West will establish a Participant account (“Participant Account”) in your name. This Participant Account will reflect the dollar value of the Contributions made on your behalf.

Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under specific provisions of the Code governing the tax-qualified plan, so a Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral.

Payment Options

The Contract offers you a variety of annuity payment options. You can select from options that provide for fixed payments. Depending on the terms of your Plan, other annuity payment options acceptable to Great-West may be available under your Contract, including options that provide for variable payments or a combination of fixed and variable payments. If you select a variable payment option, your payments will reflect the investment experience of the Variable Account(s) you select. Income can be guaranteed for your lifetime and/or your spouse’s lifetime, or for a specified period of time, depending on (1) the options made available under the terms of your Plan and the Contract, and (2) your needs and circumstances.

i

Allocating Your Money

You can allocate your Contributions among several Variable Accounts of the Series Account. Each Variable Account invests all of its assets in one of the corresponding Eligible Funds. The following is a list of each Eligible Fund:

Alger Balanced Portfolio – Class I-2**

Alger Mid Cap Growth Portfolio – Class I-2

American Century Investments Equity Income Fund – Investor Class

American Century Investments Income & Growth Fund – Investor Class

American Funds The Growth Fund of America – Class R3

Artisan International Fund – Investor Class

Columbia Capital Allocation Moderate Aggressive Portfolio (formerly Columbia LifeGoal Balanced Growth Portfolio) – Class A

Columbia Mid Cap Value Fund – Class R

Davis New York Venture Fund – Class R

Federated Capital Appreciation Fund – Class A

Fidelity VIP Contrafund Portfolio – Initial Class

Fidelity VIP Growth Portfolio – Initial Class

Franklin Small-Mid Cap Growth Fund – Class A

Invesco Small Cap Growth Fund – Class A*

Invesco V.I. American Value Fund (formerly Invesco Van Kampen American Value Fund) – Class R

Invesco V.I. Comstock Fund (formerly Invesco Van Kampen Comstock Fund) – Class R

Janus Aspen Global Research Portfolio (formerly Janus Aspen Worldwide Portfolio) – Institutional Shares

Janus Fund – Class T

Janus Twenty Fund – Class T*

Janus Global Research Fund (formerly Janus Worldwide Fund) – Class T*

Lord Abbett Value Opportunities Fund – Class A

Great-West Ariel Mid Cap Value Fund (formerly Maxim Ariel MidCap Value Portfolio) – Initial Class

Great-West Ariel Small Cap Value Fund (formerly Maxim Ariel Small-Cap Value Portfolio) – Initial Class

Great-West Bond Index Fund (formerly Maxim Bond Index Portfolio) – Initial Class

Great-West Invesco ADR Fund (formerly Maxim Invesco ADR Portfolio) – Initial Class*

Great-West Lifetime 2015 Fund I (formerly Maxim Lifetime 2015 Portfolio I) – Class T

Great-West Lifetime 2025 Fund I (formerly Maxim Lifetime 2025 Portfolio I) – Class T

Great-West Lifetime 2035 Fund I (formerly Maxim Lifetime 2035 Portfolio I) – Class T

Great-West Lifetime 2045 Fund I (formerly Maxim Lifetime 2045 Portfolio I) – Class T

Great-West Lifetime 2055 Fund I (formerly Maxim Lifetime 2055 Portfolio I) – Class T

Great-West Lifetime 2015 Fund II (formerly Maxim Lifetime 2015 Portfolio II) – Class T

Great-West Lifetime 2025 Fund II (formerly Maxim Lifetime 2025 Portfolio II) – Class T

Great-West Lifetime 2035 Fund II (formerly Maxim Lifetime 2035 Portfolio II) – Class T

Great-West Lifetime 2045 Fund II (formerly Maxim Lifetime 2045 Portfolio II) – Class T

Great-West Lifetime 2055 Fund II (formerly Maxim Lifetime 2055 Portfolio II) – Class T

Great-West Lifetime 2015 Fund III (formerly Maxim Lifetime 2015 Portfolio III) – Class T

Great-West Lifetime 2025 Fund III (formerly Maxim Lifetime 2025 Portfolio III) – Class T

Great-West Lifetime 2035 Fund III (formerly Maxim Lifetime 2035 Portfolio III) – Class T

Great-West Lifetime 2045 Fund III (formerly Maxim Lifetime 2045 Portfolio III) – Class T

Great-West Lifetime 2055 Fund III (formerly Maxim Lifetime 2055 Portfolio III) – Class T

Great-West Loomis Sayles Bond Fund (formerly Maxim Loomis Sayles Bond Portfolio) – Initial Class

Great-West Loomis Sayles Small Cap Value Fund (formerly Maxim Loomis Sayles Small-Cap Value Portfolio) – Initial Class

*	This Variable Account is closed to incoming Transfers and new Contributions.

Great-West MFS International Value Fund (formerly Maxim MFS International Value Portfolio) – Initial Class

Great-West Money Market Fund (formerly Maxim Money Market Portfolio)

Great-West S&P Small Cap 600 Index Fund (formerly Maxim S&P 600 Index Portfolio) – Initial Class

Great-West Small Cap Growth Fund (formerly Maxim Small-Cap Growth Portfolio) – Initial Class

Great-West Stock Index Fund (formerly Maxim Stock Index Portfolio) – Initial Class

Great-West T. Rowe Price Equity Income Fund (formerly Maxim T. Rowe Price Equity/Income Portfolio) – Initial Class

Great-West T. Rowe Price Mid Cap Growth Fund (formerly Maxim T. Rowe Price MidCap Growth Portfolio) – Initial Class

Great-West U.S. Government Mortgage Securities Fund (formerly Maxim U.S. Government Mortgage Securities Portfolio) – Initial Class

Great-West Aggressive Profile I Fund (formerly Maxim Aggressive Profile I Portfolio) – Initial Class

Great-West Conservative Profile I Fund (formerly Maxim Conservative Profile I Portfolio) – Initial Class

Great-West Moderate Profile I Fund (formerly Maxim Moderate Profile I Portfolio) – Initial Class

Great-West Moderately Aggressive Profile I Fund (formerly Maxim Moderately Aggressive Profile I Portfolio) – Initial Class

Great-West Moderately Conservative Profile I Fund (formerly Maxim Moderately Conservative Profile I Portfolio) – Initial Class

MFS Growth Fund– Class A*

Oppenheimer Capital Appreciation Fund – Class A

Oppenheimer Global Fund – Class A

PIMCO Total Return Fund – Administrative Class

Pioneer Equity Income VCT Portfolio – Class II

Putnam High Yield Advantage Fund – Class R

Putnam International Capital Opportunities Fund – Class R

RidgeWorth Small Cap Growth Stock Fund – I Shares

Royce Total Return Fund – Class K

RS Select Growth Fund – Class A

RS Small Cap Growth Fund – Class A**

You may also allocate your money to a “Fixed Account” option where you can earn a fixed rate of return on your investment set by Great-West in its sole discretion. Your interest in Fixed Account(s) is not considered a security and is not subject to review by the Securities and Exchange Commission (the “SEC”).

The Variable Account(s) and the Fixed Account(s) available to you will depend on the terms of the Contract. Please consult with the Contractholder and/or the Contract for more information. We offer other variable annuity contracts supported by the Series Account that have different charges and contract features.

This Prospectus presents important information you should read before participating in the Contract. Please read it carefully and retain it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information (the “SAI”) dated May 1, 2013, which has been filed with the SEC. The SAI is incorporated by reference as a matter of law into this Prospectus, which means that it is legally a part of this Prospectus. Its table of contents may be found on the last page of this Prospectus. The SAI may be obtained without charge by contacting Great-West at its Administrative Offices or by calling (800) 537-2033. You may also obtain the Prospectus, material incorporated by reference, and other information regarding Great-West by visiting the SEC’s website at http://www.sec.gov.

*	This Variable Account is closed to incoming Transfers and new Contributions.

The date of this prospectus is May 1, 2013

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

DEFINITIONS	- 1 -
FEE TABLES	- 3 -
EXAMPLE	- 4 -
CONDENSED FINANCIAL INFORMATION	- 5 -
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY	- 5 -
FUTUREFUNDS SERIES ACCOUNT	- 5 -
INVESTMENTS OF THE SERIES ACCOUNT	- 6 -
The Eligible Funds	- 6 -
Insurance-Dedicated Eligible Funds	- 6 -
Payments We Receive	- 7 -
Eligible Fund Investment Advisers	- 12 -
Reinvestment and Redemption	- 14 -
Meeting Investment Objectives	- 14 -
Where to Find More Information About the Eligible Funds	- 14 -
THE CONTRACTS	- 14 -
Contract Availability	- 14 -
Purchasing an Interest in the Contract	- 14 -
Contributions	- 15 -
Participant Account	- 15 -
Assignments and Transfers	- 15 -
ACCUMULATION PERIOD	- 15 -
Participant Enrollment Form and Initial Contribution	- 15 -
Free Look Period	- 16 -
Subsequent Contributions	- 16 -
Transaction Date	- 16 -
Participant Account Value	- 16 -
Making Transfers Under the Contract	- 28 -
Requesting Transfers	- 17 -
Market Timing & Excessive Trading	- 18 -
Dollar Cost Averaging	- 19 -
Rebalancer	- 20 -
Loans	- 21 -
Total and Partial Withdrawals	- 21 -
Making a Withdrawal for Transfers to Other Companies Under the Plan	- 21 -
Making a Withdrawal for Transfers to Other Plans	- 22 -
Transfers from a Governmental Plan for the Purchase of Permissive Service Credits	- 22 -
Contract Termination	- 22 -
Contract Termination Due to Plan Termination	- 23 -
CHARGES AND DEDUCTIONS	- 23 -
Contract Maintenance Charge	- 23 -
Variable Asset Charge Deductions	- 24 -
Contract Termination Charge	- 24 -
Premium Tax Deductions	- 25 -
Expenses of the Eligible Funds	- 25 -
LUMP SUM PAYMENT OPTION	- 25 -
PERIODIC PAYMENT OPTIONS	- 26 -
ANNUITY PAYMENT OPTIONS	- 27 -
Fixed Annuity Payments	- 29 -
Proof of Age and Survival	- 29 -
Frequency and Amount of Annuity Payments	- 29 -
FEDERAL TAX CONSEQUENCES	- 29 -
Introduction	- 29 -
Taxation of Annuities in General	- 29 -
401(a) Plans	- 30 -

v

401(k) Plans	- 30 -
403(b) Plans	- 31 -
457(b) Plans	- 32 -
457(f) Plans	- 33 -
415(m) Plans	- 33 -
NQDC Plans	- 33 -
Portability	- 33 -
Establishment of an Alternate Payee Account	- 34 -
Required Beginning Date/Required Minimum Distributions	- 34 -
Federal Taxation of Distributions	- 34 -
Early Distribution Penalty Taxes	- 35 -
Distributions on Death of Participant	- 35 -
Federal Income Tax Withholding	- 35 -
Taxation of Great-West	- 36 -
Seek Tax Advice	- 36 -
VOTING RIGHTS	- 36 -
DISTRIBUTION OF THE CONTRACTS	- 37 -
STATE VARIATIONS	- 37 -
STATE REGULATION	- 38 -
RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM	- 38 -
REPORTS	- 38 -
RIGHTS RESERVED BY GREAT-WEST	- 38 -
Adding and Discontinuing Investment Options	- 39 -
Substitution of Investments	- 39 -
Restorations	- 39 -
LEGAL MATTERS	- 40 -
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	- 40 -
AVAILABLE INFORMATION	- 40 -

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

The Contract is not available in all states.

DEFINITIONS

Accumulation Period: The period between the effective date of your participation in the Contract and the Annuity Commencement Date. During this period, you may make Contributions to the Contract.

Accumulation Unit: The accounting measure described in the Contract and used by Great-West to determine your Variable Account Value during the Accumulation Period.

Administrative Offices: The Administrative Offices of Great-West are located at 8515 E. Orchard Rd., Greenwood Village, Colorado 80111.

Alternate Payee: Any spouse, former spouse, child or other dependent of a Participant who is recognized by a Qualified Domestic Relations Order as having a right to receive all or a portion of the benefit payable under a Plan with respect to such Participant.

Annuity Commencement Date: The date annuity payments begin under an annuity payment option.

Code: The Internal Revenue Code of 1986, as amended from time to time, or any future United States Internal Revenue law that replaces the Internal Revenue Code of 1986. References herein to specific section numbers shall be deemed to include Treasury regulations and Internal Revenue Service guidance thereunder, and to corresponding provisions of any future Internal Revenue law that replaces the Internal Revenue Code of 1986.

Contract: An agreement between Great-West and the Contractholder providing a group flexible premium deferred fixed and variable annuity issued in connection with certain retirement plans.

Contractholder: Depending on the type of Plan and the employer’s involvement, the Contractholder will be an employer, Plan trustee, certain employer associations or employee associations.

Contribution(s): Purchase payments, eligible rollovers, Transfers, payroll deductions, and other amounts received by Great-West under the Contract on your behalf and allocated to a Participant Account.

Distribution(s): Amounts paid out of the annuity contract pursuant to the terms of the Plans.

Eligible Fund: A mutual fund, unit investment trust, or other investment portfolio in which a Variable Account invests all of its assets.

Fixed Account(s): One or more accounts within the General Account that provides a rate of return into which Contributions may be allocated or the Participant Account Value may be Transferred. Your interests in the Fixed Account(s) are not securities and are not subject to review by the SEC. Please refer to your Contract for more information about the available Fixed Accounts.

Fixed Account Value: The sum of your interest in the Fixed Account(s).

General Account: Great-West’s assets other than those held in any segregated investment account or the Series Account.

Participant: The person who is eligible to and elects to participate in the Contract; sometimes referred to as “you,” “your” or “yours” in this Prospectus.

Participant Account: A separate record in the name of each Participant which reflects his or her share in the Variable Accounts and Fixed Accounts.

Participant Account Value: The total value of your interest under the Contract. It is the total of your Fixed Account Values and Variable Account Values credited to the Participant Account.

Payee: A person entitled to receive all or a portion of the value of the Participant Account.

Plan: The underlying plan document of the Contractholder written in accordance with the applicable sections of the Code. For purposes of Code Section 403(b) annuity programs that do not have a plan document, Plan will herein mean the provisions and/or rules of the Contractholder’s 403(b) annuity program.

Premium Tax: The amount of tax, if any, charged by a state or other governmental authority in connection with the Contract.

Qualified Domestic Relations Order: A domestic relations order that creates or recognizes the existence of an Alternate Payee’s right to, or assigns to an Alternate Payee the right to receive all or a portion of the benefits payable with respect to a Participant and that complies with the requirements of the Code and the Employee Retirement Income Security Act of 1972, as amended (“ERISA”), if applicable, and is approved by the Plan.

Request: An inquiry or instruction in a form satisfactory to Great-West. A valid Request must be: (1) received by Great-West at its Administrative Offices; (2) approved by the Contractholder, or the Contractholder’s designee; and (3) submitted in accordance with the provisions of the Contract, or as required by Great-West.

Restorations: A type of Start-Up Cost we incur when we agree to restore any back-end load charges, market value adjustments, or other investment charges deducted from Plan assets under a prior investment option.

Series Account: FutureFunds Series Account, a segregated investment account established by Great-West into which Contributions may be invested or the Participant Account Value may be Transferred. The Series Account is registered as a unit investment trust under the Investment Company Act of 1940 and consists of the individual Variable Accounts.

Start-Up Costs: The amounts we incur in acquiring and implementing the Plan, which may include but are not limited to restorations, commissions or other costs.

Transfer: When you move all or a portion of your Participant Account Value from one Variable Account, Fixed Account or provider to another.

Valuation Date: The date on which the net asset value of each Variable Account is determined. This calculation is made as of the close of trading of the New York Stock Exchange (generally 4:00 p.m. ET). It is also the date on which Great-West will process any Contribution or Request received. Contributions and Requests received after the close of trading on the New York Stock Exchange will be deemed to have been received on the next Valuation Date. Your Participant Account Value will be determined on each day that the New York Stock Exchange is open for trading. On the day after Thanksgiving, however, you can only submit transaction Requests by automated voice response unit, via the Internet or by an automated computer link. The day after Thanksgiving is a Valuation Date.

Valuation Period: The period between two successive Valuation Dates.

Variable Account: Divisions of the Series Account, one for each Eligible Fund. Each Variable Account has its own Accumulation Unit value. A Variable Account may also be referred to as an “investment division” or “sub-account” in the Prospectus, SAI or Series Account financial statements.

Variable Account Value: The total value of your Variable Accounts.

FEE TABLES

The following tables describe the fees and expenses that you, as a Participant, will pay under the Contract. The first table describes the fees and expenses that you will pay at the time you allocate Contributions, surrender or Transfer cash value between investment options. State Premium Tax may also be deducted.

PARTICIPANT TRANSACTION EXPENSES1

Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Deferred Sales Load	None
Contract Termination Charge (as a percentage of Start-Up Costs, if applicable)	0.00%-100.0%[2]
Transfer Fee	None
Premium Tax Charges	0.00% - 3.50%[3]

The next table describes the fees and expenses that you will pay periodically during the time that you are a Participant under the Contract, not including Eligible Fund fees and expenses.

Annual Contract Maintenance Charge	$100.00

SERIES ACCOUNT ANNUAL EXPENSES (as a percentage of average Variable Account Value)

Maximum Daily Variable Asset Charge (“VAC”) Deduction[4]	1.25%
Total Series Account Annual Expenses	1.25%

The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you are a Participant under the Contract. More detail concerning each Eligible Fund's fees and expenses is contained in the prospectus for each Eligible Fund.

TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSE

	Minimum	Maximum
(Expenses that are deducted from Eligible Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)[5]	0.46%	1.66%[6]

[1]

In addition to the listed transaction expenses, each of which are described in more detail in this prospectus and the Contract, one or more of the Eligible Funds may impose special transaction fees, such as redemption fees, based on Participant activity. In the event an Eligible Fund imposes such a fee, that fee will be deducted from the Participant Account Value. The Eligible Funds’ prospectuses describe these fees and deductions.

[2]

Upon termination of the Contract by the Contractholder, a Contract Termination Charge may apply, which is a percentage of the original Start-Up Costs based on a schedule that declines over a period of time and is mutually agreed upon by the Contractholder and Great-West. Depending on the terms of the Plan, the Contract Termination Charge may be paid for by the Contractholder or prorated across Participant Accounts. For more information about the Contract Termination Charge, please see “Contract Termination Charge” below.

[3]	A Premium Tax charge may apply upon full surrender, death or annuitization.
[4]

The VAC is deducted from each Variable Account’s Accumulation Unit value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix A. Please see “Charges and Deductions: Variable Asset Charge Deduction” below for more information.

[5]

Twenty of the Eligible Funds (the Great-West Profile Funds and the Great-West Lifetime Asset Allocation Funds), operate as “fund of funds” that invest substantially all of their assets in shares of other Great-West Funds, portfolios in the same group of investment companies as the Great-West Funds and portfolios of unaffiliated investment companies (the “Underlying Portfolios”). Because of this, the Great-West Profile Funds and the Great-West Lifetime Asset Allocation Funds also bear their pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Great-West Profile Funds and the Great-West Lifetime Asset Allocation Funds as a result of their investment in shares of one or more Underlying Portfolios.

[6]

The expenses shown are based, in part, on estimated amounts for the current fiscal year, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Eligible Funds have agreed to reduce their fees and/or reimburse the Eligible Fund’s expenses in order to keep the Eligible Fund’s expenses below specified limits. The expenses of certain Eligible Funds are reduced by contractual fee reduction and expense reimbursement arrangements. Other Eligible Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. Each fee reduction and/or expense reimbursement arrangement is not reflected above, but is described in the relevant Eligible Fund’s prospectus.

THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE ELIGIBLE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include a Participant’s transaction expenses, contract fees, variable account annual expenses, and Eligible Fund fees and expenses.

The Example assumes that you invest $10,000 under the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Eligible Funds. In addition, this Example assumes no Transfers were made and no premium taxes were deducted7. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Eligible Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$290	$887	$1,510	$3,180

(2) If you annuitize your contract OR if you do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$290	$887	$1,510	$3,180

The examples do not show the effect of Premium Taxes. Premium Taxes (ranging from 0% to 3.5%) are deducted upon full surrender, death or annuitization. The examples also do not include any of the taxes or penalties you may be required to pay if you withdraw all or part of your Participant Account Value.

The fee tables and examples should not be considered a representation of past or future expenses and charges of the Eligible Funds. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance.

[7]

This Example does not assume application of a Contract Termination Charge, which may or may not apply upon Termination depending on the terms of the Plan. If it applies, the Contract Termination Charge is as a percentage of the original Start-Up Costs based on a schedule that declines over a period of time and is mutually agreed upon by the Contractholder and Great-West. Depending on the terms of the Plan, the Contract Termination Charge may be paid for by the Contractholder or prorated across Participant Accounts. For more information about the Contract Termination Charge, please see “Contract Termination Charge” below.

CONDENSED FINANCIAL INFORMATION

Attached as Appendix A is a table showing selected condensed financial information concerning Accumulation Units for each Variable Account. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Participant Account Value, such as the Contract Maintenance Charge, or the Periodic Mortality and Expense Risk Charge. The information in the table is derived from the financial statements of the Series Account, which have been audited by Deloitte & Touche LLP, an independent registered public accounting firm. To obtain a fuller picture of each Variable Account’s finances and performance, you should also review the Series Account’s financial statements, which are contained in the SAI.

FINANCIAL STATEMENTS

The SAI contains our financial statements and those of the Series Account.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Great-West is a stock life insurance company originally organized under the laws of the state of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation in 1980 prior to changing to its current name in February of 1982. In September of 1990, Great-West redomesticated and is now organized under the laws of the state of Colorado.

Great-West is authorized to engage in the sale of life insurance, accident and health insurance, and annuities. It is qualified to do business in Puerto Rico, the District of Columbia, the U.S. Virgin Islands, Guam, and 49 states in the United States.

Great-West is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc., a holding company. Great-West Lifeco, Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.

Great-West has primary responsibility for administration of the Contract and the Series Account. Its Administrative Offices are located at 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

FUTUREFUNDS SERIES ACCOUNT

Great-West originally established the Series Account under Kansas law on November 15, 1983. The Series Account now exists and is governed pursuant to Colorado law as a result of our redomestication. The Series Account consists of Variable Accounts and is registered with the SEC under the Investment Company Act of 1940, as a unit investment trust. This registration does not involve supervision of the Series Account or Great-West by the SEC.

We do not guarantee the investment performance of the Variable Accounts. The portion of your Participant Account Value allocated to the Variable Accounts and the amount of periodic payments depend on the investment performance of the Eligible Funds. Thus, you bear the full investment risk for all Contributions allocated to the Variable Accounts.

The Series Account and its Variable Accounts are administered and accounted for as part of Great-West’s general business. However, the income, gains, or losses of each Variable Account are credited to or charged against the assets held in that Variable Account, without regard to other income, gains, or losses of any other Variable Account and without regard to any other business Great-West may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business Great-West may conduct. Nevertheless, all obligations arising under the Contract and other contracts issued by us that are supported by the Series Account are generally corporate obligations of Great-West.

The Series Account currently has several Variable Accounts available for allocation of Contributions. Each Variable Account invests in shares of an Eligible Fund each having a specific investment objective. If Great-West decides to make additional Variable Accounts available to Contractholders, Great-West may or may not make them available to you based on our assessment of marketing needs and investment conditions.

INVESTMENTS OF THE SERIES ACCOUNT

The Eligible Funds

Some Variable Accounts may not be available under your Contract because the Contractholder may decide to offer only a select number of Eligible Funds and the accompanying Variable Accounts under its Plan. Please consult with your Contractholder or employer, as the case may be, or a GWFS authorized representative for more information concerning the availability of Variable Accounts under your Contract.

Each Variable Account invests in an Eligible Fund, which is a separate mutual fund having its own investment objectives and policies and is registered with the SEC as an open-end management investment company or portfolio thereof. The SEC does not supervise the management or the investment practices and policies of any of the Eligible Funds.

Insurance-Dedicated Eligible Funds

Many of the Eligible Funds described in this Prospectus are available only to insurance companies for their variable contracts. These Eligible Funds are often referred to as “Insurance Dedicated,” and are used for “mixed” and “shared” funding. “Mixed funding” occurs when shares of an Eligible Fund, which the Variable Accounts buy for the Contract, are bought for variable life insurance policies issued by us or other insurance companies. “Shared funding” occurs when shares of an Eligible Fund, which the Variable Accounts buy for the Contract, are also bought by other insurance companies for their variable annuity contract.

Some of the Insurance-Dedicated Eligible Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Insurance Dedicated Eligible Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Insurance Dedicated Eligible Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Insurance Dedicated Eligible Funds may differ substantially.

Public Eligible Funds

Twenty-five of the Eligible Funds, which the Variable Accounts buy for the Contract, are also available to the general public. Variable Accounts investing in the following public Eligible Funds are not available for non-qualified Plans sponsored by a taxable employer:

•	American Century Investments Equity Income Fund (Investor Class)
•	American Century Investments Income & Growth Fund (Investor Class)
•	American Funds The Growth Fund of America (Class R3)
•	Artisan International Fund (Investor Class)
•	Columbia Mid Cap Value Fund (Class R)
•	Davis New York Venture Fund (Class R)
•	Federated Capital Appreciation Fund (Class A)
•	Franklin Small-Mid Cap Growth Fund (Class A)
•	Invesco Small Cap Growth Fund (Class A)
•	Invesco V.I. American Value Fund (formerly Invesco Van Kampen American Value Fund) (Class R)
•	Invesco V.I. Comstock Fund (formerly Invesco Van Kampen Comstock Fund) (Class R)
•	Janus Fund (Class T)
•	Janus Twenty Fund (Class T)
•	Janus Global Research Fund (formerly Janus Worldwide Fund) (Class T)

•	Lord Abbett Value Opportunities Fund (Class A)
•	MFS Growth Fund (Class A)
•	Oppenheimer Capital Appreciation Fund (Class A)
•	Oppenheimer Global Fund (Class A)
•	PIMCO Total Return Fund (Administrative Class)
•	Putnam High Yield Advantage Fund (Class R)
•	Putnam International Capital Opportunities Fund (Class R)
•	RidgeWorth Small Cap Growth Stock Fund (I Shares)
•	Royce Total Return Fund (Class K)
•	RS Select Growth Fund (Class A)
•	RS Small Cap Growth Fund (Class A)

Payments We Receive

Some of the Eligible Funds’ investment advisers or administrators may compensate us for providing administrative services in connection with the Eligible Funds or cost savings experienced by the investment advisers or administrators of the Eligible Funds. Such compensation is typically based on an annual percentage of Series Account average net assets we hold in that Eligible Fund. The percentage paid may vary from one Eligible Fund company to another and generally may range up to 0.50% annually of net Series Account assets invested in the Eligible Fund. For certain Eligible Funds, some of this compensation may be paid out of Rule 12b-1 fees (ranging up to 0.50% annually of net Series Account assets in the Eligible Fund) that are deducted from Eligible Fund assets for providing distribution services related to shares of Eligible Funds offered in connection with a Rule 12b-1 plan. Any such fees deducted from Eligible Fund assets are disclosed in the Eligible Fund prospectuses. If GWFS receives 12b-1 fees, combined compensation to GWFS and us for administration related services generally ranges up to 0.75% annually of Series Account assets invested in an Eligible Fund.

The following sets forth the investment objective of each Eligible Fund. There is no assurance that any of the Eligible Funds will achieve their respective objectives.

Great-West Funds, Inc. (formerly Maxim Series Fund, Inc.)

Great-West Ariel Mid Cap Value Fund (formerly Maxim Ariel MidCap Value Portfolio) (Initial Class) seeks long-term capital appreciation.

Great-West Ariel Small Cap Value Fund (formerly Maxim Ariel Small-Cap Value Portfolio) (Initial Class) seeks long-term capital appreciation.

Great-West Bond Index Fund (formerly Maxim Bond Index Portfolio) (Initial Class) seeks investment results, before fees, that track the total return of the fixed income securities that comprise the Barclays Capital Aggregate Bond Index.

Great-West Invesco ADR Fund (formerly Maxim Invesco ADR Portfolio) (Initial Class) seeks a high total return through capital appreciation and current income, while reducing risk through diversification. The Variable Account for this Eligible Fund is closed to incoming Transfers and new Contributions.

Great-West Loomis Sayles Bond Fund (formerly Maxim Loomis Sayles Bond Portfolio) (Initial Class) seeks high total investment return through a combination of current income and capital appreciation.

Great-West Loomis Sayles Small Cap Value Fund (formerly Maxim Loomis Sayles Small-Cap Value Portfolio) (Initial Class) seeks long-term capital growth.

Great-West MFS International Value Fund (formerly Maxim MFS International Value Portfolio) seeks long-term capital growth.

Great-West Money Market Fund (formerly Maxim Money Market Portfolio) seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Great-West Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Eligible Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

Great-West S&P Small Cap 600 Index Fund (formerly Maxim S&P 600 Index Portfolio) (Initial Class) seeks investment results, before fees, that track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) SmallCap 600 Index.

Great-West Small Cap Growth Fund (formerly Maxim Small-Cap Growth Portfolio) (Initial Class) seeks to achieve long-term capital growth.

Great-West Stock Index Fund (formerly Maxim Stock Index Portfolio) (Initial Class) seeks investment results, before fees, that track the total return of the common stocks that comprise the following indexes: Standard & Poor’s (S&P) 500 Index and the S&P MidCap 400 Index, weighted according to their respective pro-rata share of the market.8

Great-West T. Rowe Price Equity Income Fund (formerly Maxim T. Rowe Price Equity/Income Portfolio) (Initial Class) seeks substantial dividend income and also long-term capital appreciation.

Great-West T. Rowe Price Mid Cap Growth Fund (formerly Maxim T. Rowe Price MidCap Growth Portfolio) (Initial Class) seeks long-term capital appreciation.

Great-West U.S. Government Mortgage Securities Fund (formerly Maxim U.S. Government Mortgage Securities Portfolio) (Initial Class) seeks the highest level of return consistent with preservation of capital and substantial credit protection.

Great-West Profile Funds (formerly Maxim Profile Portfolios)

Each of the following five Profile Portfolios seeks to provide an asset allocation program designed to meet certain investment goals based on an investor’s risk tolerance, investment horizon and personal objectives.

Great-West Aggressive Profile I Fund (formerly Maxim Aggressive Profile I Portfolio) (Initial Class) seeks long-term capital appreciation.

Great-West Conservative Profile I Fund (formerly Maxim Conservative Profile I Portfolio) (Initial Class) seeks capital preservation.

Great-West Moderate Profile I Fund (formerly Maxim Moderate Profile I Portfolio) (Initial Class) seeks long-term capital appreciation.

Great-West Moderately Aggressive Profile I Fund (formerly Maxim Moderately Aggressive Profile I Portfolio) (Initial Class) seeks long-term capital appreciation.

Great-West Moderately Conservative Profile I Fund (formerly Maxim Moderately Conservative Profile I Portfolio) (Initial Class) seeks income and capital appreciation.

Great-West Lifetime Asset Allocation Funds (formerly Maxim Lifetime Asset Allocation Portfolios)

[8]

Standard & Poor’s, S&P 500 Composite Index, S&P MidCap 400 Index, S&P Small-Cap 600 Stock Index, S&P/BARRA Value Index and S&P/BARRA Growth Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Great-West Funds, Inc. and Great-West Life & Annuity Insurance Company. The Eligible Funds that track those indices are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of using any index.

Great-West Lifetime 2015 Fund I (formerly Maxim Lifetime 2015 Portfolio I) (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2015, the investment objective is to seek income and secondarily, capital growth.

Great-West Lifetime 2025 Fund I (formerly Maxim Lifetime 2025 Portfolio I) (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2025, the investment objective is to seek income and secondarily, capital growth.

Great-West Lifetime 2035 Fund I (formerly Maxim Lifetime 2035 Portfolio I) (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2035, the investment objective is to seek income and secondarily, capital growth.

Great-West Lifetime 2045 Fund I (formerly Maxim Lifetime 2045 Portfolio I) (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2045, the investment objective is to seek income and secondarily, capital growth.

Great-West Lifetime 2055 Fund I (formerly Maxim Lifetime 2055 Portfolio I) (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2055, the investment objective is to seek income and secondarily, capital growth.

Great-West Lifetime 2015 Fund II (formerly Maxim Lifetime 2015 Portfolio II) (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2015, the investment objective is to seek income and secondarily, capital growth.

Great-West Lifetime 2025 Fund II (formerly Maxim Lifetime 2025 Portfolio II) (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2025, the investment objective is to seek income and secondarily, capital growth.

Great-West Lifetime 2035 Fund II (formerly Maxim Lifetime 2035 Portfolio II) (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2035, the investment objective is to seek income and secondarily, capital growth.

Great-West Lifetime 2045 Fund II (formerly Maxim Lifetime 2045 Portfolio II) (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2045, the investment objective is to seek income and secondarily, capital growth.

Great-West Lifetime 2055 Fund II (formerly Maxim Lifetime 2055 Portfolio II) (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2055, the investment objective is to seek income and secondarily, capital growth.

Great-West Lifetime 2015 Fund III (formerly Maxim Lifetime 2015 Portfolio III) (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2015, the investment objective is to seek income and secondarily, capital growth.

Great-West Lifetime 2025 Fund III (formerly Maxim Lifetime 2025 Portfolio III) (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2025, the investment objective is to seek income and secondarily, capital growth.

Great-West Lifetime 2035 Fund III (formerly Maxim Lifetime 2035 Portfolio III) (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2035, the investment objective is to seek income and secondarily, capital growth.

Great-West Lifetime 2045 Fund III (formerly Maxim Lifetime 2045 Portfolio III) (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2045, the investment objective is to seek income and secondarily, capital growth.

Great-West Lifetime 2055 Fund III (formerly Maxim Lifetime 2055 Portfolio III) (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2055, the investment objective is to seek income and secondarily, capital growth.

The Alger Portfolios

Alger Balanced Portfolio (Class I-2) seeks current income and long-term capital appreciation. The Variable Account for this Eligible Fund is closed to incoming Transfers and new Contributions.

Alger Mid Cap Growth Portfolio (Class I-2) seeks long-term capital appreciation.

Columbia Funds

Columbia Capital Allocation Moderate Aggressive Portfolio (formerly Columbia LifeGoal Balanced Growth Portfolio) (Class A) seeks total return, consisting of capital appreciation and current income.

Fidelity Variable Insurance Products Funds

Fidelity VIP Contrafund Portfolio (Initial Class) seeks long-term capital appreciation.

Fidelity VIP Growth Portfolio (Initial Class) seeks capital appreciation.

Janus Aspen Series

Janus Aspen Global Research Portfolio (formerly Janus Aspen Worldwide Portfolio) (Institutional Shares) seeks long-term growth of capital.

Pioneer Variable Contracts Trust

Pioneer Equity Income VCT Portfolio (Class II) seeks current income and long-term growth of capital by investing in a portfolio consisting of primarily income producing equity securities of U.S. corporations.

The following Eligible Funds are publicly offered mutual funds:

American Century Funds

American Century Investments Equity Income Fund (Investor Class) seeks to provide current income. Capital appreciation is a secondary objective.

American Century Investments Income & Growth Fund (Investor Class) seeks capital growth by investing in common stocks. Income is a secondary objective.

American Funds

American Funds The Growth Fund of America (Class R3) seeks to provide growth of capital.

Artisan Funds, Inc.

Artisan International Fund (Investor Class) seeks maximum long-term capital growth.

Columbia Funds

Columbia Mid Cap Value Fund (Class R) seeks long-term capital appreciation.

Davis Funds

Davis New York Venture Fund (Class R) seeks long-term growth of capital.

Federated Equity Funds

Federated Capital Appreciation Fund (Class A) seeks to provide capital appreciation.

Franklin Strategic Series Funds

Franklin Small-Mid Cap Growth Fund (Class A) seeks long-term capital growth.

Invesco Funds

Invesco Small Cap Growth Fund (Class A) seeks long-term growth of capital. The Variable Account for this Eligible Fund is closed to incoming Transfers and new Contributions.

Invesco V.I. Funds (formerly Invesco Van Kampen Funds)

Invesco V.I. American Value Fund (formerly Invesco Van Kampen American Value Fund) (Class R) seeks to provide a high total return by investing in equity securities of small-to-medium-sized corporations.

Invesco V.I. Comstock Fund (formerly Invesco Van Kampen Comstock Fund) (Class R) seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Janus Investment Funds

Janus Fund (Class T) seeks long-term growth of capital.

Janus Twenty Fund (Class T) seeks long-term growth of capital. The Variable Account for this Eligible Fund is closed to incoming Transfers and new Contributions.

Janus Global Research Fund (formerly Janus Worldwide Fund) (Class T) seeks long-term growth of capital. The Variable Account for this Eligible Fund is closed to incoming Transfers and new Contributions.

Lord Abbett Funds

Lord Abbett Value Opportunities Fund (Class A) seeks long-term capital appreciation.

MFS Funds

MFS Growth Fund (Class A) seeks capital appreciation. The Variable Account for this Eligible Fund is closed to incoming Transfers and new Contributions.

Oppenheimer Funds

Oppenheimer Capital Appreciation Fund (Class A) seeks capital appreciation.

Oppenheimer Global Fund (Class A) seeks capital appreciation.

PIMCO Funds

PIMCO Total Return Fund (Administrative Class) seeks maximum total return, consistent with preservation of capital and prudent investment management.

Putnam Funds

Putnam High Yield Advantage Fund (Class R) seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.

Putnam International Capital Opportunities Fund (Class R) seeks long-term capital appreciation.

RidgeWorth Funds

RidgeWorth Small Cap Growth Stock Fund (I Shares) seeks to provide long-term capital appreciation.

Royce Funds

Royce Total Return Fund (Class K) seeks both long-term growth of capital and current income.

RS Investment Trust

RS Select Growth Fund (Class A) seeks long-term capital growth.

RS Small Cap Growth Fund (Class A) seeks capital appreciation. The Variable Account for this Eligible Fund is closed to incoming Transfers and new Contributions.

Eligible Fund Investment Advisers

The Alger Portfolios are advised by Fred Alger Management, Inc., 360 Park Avenue, New York NY 10010.

American Century Investments Equity Income Fund and American Century Investments Income & Growth Fund are advised by American Century Investment Management, Inc., 4500 Main Street, Kansas City, Missouri 64111.

American Funds The Growth Fund of America is advised by Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071.

Artisan International Fund is advised by Artisan Partners Limited Partnership, 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202-5404.

Columbia Capital Allocation Moderate Aggressive Portfolio (formerly Columbia LifeGoal Balanced Growth Portfolio) and Columbia Mid Cap Value Fund are advised by Columbia Management Investment Advisors, LLC, 225 Franklin Street, Boston, MA 02110.

Davis New York Venture Fund is advised by Davis Selected Advisers, L.P., 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706.

Federated Capital Appreciation Fund is advised by Federated Investment Management Company, Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

Fidelity Variable Insurance Products Funds are advised by Fidelity Management & Research Company, 82 Devonshire Street, Boston Massachusetts 02109.

Franklin Small-Mid Cap Growth Fund is advised by Franklin Advisers, Inc., One Franklin Parkway, San Mateo, California 94403.

Invesco Small Cap Growth Fund, Invesco V.I. Comstock Fund (formerly Invesco Van Kampen Comstock Fund), and Invesco V.I. American Value Fund (formerly Invesco Van Kampen American Value Fund) are advised by Invesco Advisers, Inc., 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.

Janus Aspen Global Research Portfolio (formerly Janus Aspen Worldwide Portfolio), Janus Global Research Fund (formerly Janus Worldwide Fund), Janus Fund, and Janus Twenty Fund are advised by Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206.

Lord Abbett Value Opportunities Fund is advised by Lord, Abbett & Co. LLC, 90 Hudson Street, Jersey City, New Jersey

07302-3973.

Great-West Funds, Inc. (formerly Maxim Series Fund, Inc.) is advised by Great-West Capital Management, LLC ( “GWCM”)), 8515 E. Orchard Road, Greenwood Village, Colorado 80111, a wholly owned subsidiary of Great-West.

MFS Growth Fund is advised by Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, Massachusetts 02116.

Oppenheimer Funds are advised by OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281.

PIMCO Total Return Fund is advised by Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, California 92660.

Pioneer Variable Contracts Trust is advised by Pioneer Investment Management, Inc., 60 State Street, Boston, Massachusetts 02109.

Putnam High Yield Advantage Fund and Putnam International Capital Opportunities Fund are managed by Putnam Investment Management, LLC, One Post Office Square, Boston, MA 02109.

RidgeWorth Small Cap Growth Stock Fund is managed by RidgeWorth Capital Management, Inc., 3333 Piedmont Road, Suite 15400, Atlanta, Georgia 30305.

Royce Total Return Fund is advised by Royce & Associates, LLC, 1414 Avenue of the Americas, New York, New York 10019.

RS Select Growth Fund and RS Small Cap Growth Fund are advised by RS Investment Management Co. LLC, 388 Market Street, Suite 1700, San Francisco, California 94111.

Great-West Funds Sub-Advisers

Great-West Funds, Inc. currently operates under a manager-of-managers structure under an SEC order granting exemptions, which permits GWCM, without shareholder approval, to enter into, terminate, or materially amend sub-advisory agreements with sub-advisers to manage the investment and reinvestment of the assets of the portfolios of Great-West Funds, Inc. These sub-advisers are subject to the review and supervision of GWCM and the board of directors of Great-West Funds, Inc.

Ariel Investments, LLC (“Ariel”) serves as the sub-adviser to the Great-West Ariel Mid Cap Value Fund and the Great-West Ariel Small Cap Value Fund. Ariel is located at 200 E. Randolph Drive, Suite 2900, Chicago, Illinois 60601.

Mellon Capital Management Corporation (“Mellon Capital”) serves as the sub-adviser of the Great-West Stock Index Fund and Great-West S&P Small Cap 600 Index Fund. Mellon Capital is located at One Wall Street, New York, New York 10286.

Invesco Advisers, Inc. serves as the sub-adviser to the Great-West Invesco ADR Fund. Invesco Advisers, Inc. is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.

Loomis, Sayles & Company, LP (“Loomis Sayles”) serves as the sub-adviser to the Great-West Loomis Sayles Bond Fund and the Great-West Loomis Sayles Small Cap Value Fund. Loomis Sayles is located at One Financial Center, Boston, Massachusetts 02111.

Massachusetts Financial Services Company (“MFS”) serves as the sub-adviser for the Great-West MFS International Value Fund. MFS is located at 111 Huntington Avenue, Boston, Massachusetts 02116.

T. Rowe Price Associates, Inc. serves as the sub-adviser to the Great-West T. Rowe Price Equity Income Fund and the

Great-West T. Rowe Price Mid Cap Growth Fund. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202. It is a wholly owned subsidiary of the T. Rowe Price Group, Inc.

Reinvestment and Redemption

All dividend distributions and capital gains made by an Eligible Fund will be automatically reinvested in shares of that Eligible Fund on the date of distribution. We will redeem Eligible Fund shares to the extent necessary to make annuity or other payments under the Contracts.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund managers anticipate changing economic and market conditions. There is no guarantee that any of these Eligible Funds will achieve their stated objectives.

Where to Find More Information About the Eligible Funds

Additional information about the Eligible Funds can be found in the current prospectuses for the Eligible Funds, which can be obtained by calling Great-West at (800) 537-2033, or by writing to Great-West at D790 – Great-West Retirement Services Marketing, P.O. Box 1700, Denver, Colorado 80201-9952. You should read the Eligible Funds’ prospectuses carefully before you decide to invest in a Variable Account. If you received a summary prospectus for an Eligible Fund, please follow the directions on the first page of the summary to obtain a copy of the Eligible Fund prospectus.

THE CONTRACTS

Contract Availability

The Contract is generally purchased by employers or certain associations or organizations to fund their retirement Plans. We issue the Contract in connection with:

•	401(a) Plans;
•	401(k) Plans;
•	403(b) Plans;
•	457(b) or (f) Plans;
•	415(m) Plans; and
•	NQDC Plans.

The Contract is generally owned by the employer, association or organization. For Contracts issued in connection with certain 403(b) Plans, the Contractholder has no right, title or interest in the amounts held under the Contract and the Participants make all elections under the Contract.  For all other Plans, Participants have only those rights that are specified in the Plan.

Purchasing an Interest in the Contract

Eligible organizations may acquire a Contract by completing and sending to us the appropriate forms. Once we approve the forms, we issue a Contract to the Contractholder. If you are eligible to participate in the Plan, you may purchase an interest in a Contract by completing an enrollment form and giving it to your employer or Contractholder, as applicable, or a GWFS representative. Your Participant enrollment form will be forwarded to us for processing. Please consult with your employer or the Contractholder, as the case may be, for information concerning your eligibility to participate in the Plan and the Contract.

Contributions

Your employer will send us Contributions on your behalf. Except as limited by the Code or your Plan, there is no minimum amount or number of Contributions. You can make Contributions at any time before your Annuity Commencement Date. We will receive a report of the amount paid as Contributions and this report is conclusive and binding on the Contractholder and any person or entity claiming an interest under the Contract. If the Contractholder’s report does not match the Contributions received and the inconsistency is not resolved within a period of time required under the law, Great-West will return the Contribution to the payor.

Participant Account

When we approve your Participant enrollment form we will establish a Participant Account in your name to reflect all of your transactions under the Contract. You will receive a statement of your Participant Account Value no less frequently than annually. You may also review your Participant Account Value through KeyTalk® or via the Internet.

Subject to the terms of your Contract, if the Contractholder has elected to be billed for fees and charges under the Contract and any of the fees or charges remain unpaid for a specified period after the date billed, the Contractholder, in accordance with terms of the Plan, may instruct Great-West to debit Participant Accounts in the amount of the invoice not paid. Great-West may continue to deduct charges and fees quarterly from Participant Accounts unless the Contractholder provides Great-West with written instructions to reinitiate billing.

Assignments and Transfers

In general, the interest of any Participant or Contractholder may not be Transferred, sold, assigned, pledged, charged, encumbered, or in any way alienated by any of them.

ACCUMULATION PERIOD

Participant Enrollment Form and Initial Contribution

If your Participant enrollment form is complete, we will allocate your initial Contributions to the Variable Accounts or Fixed Account according to the instructions you provide on your Participant enrollment form within two business days of receipt of the Participant enrollment form at our Administrative Offices. If your enrollment form is incomplete, we will contact you or the Contractholder to obtain the missing information. If your Participant enrollment form remains incomplete for five business days, we will immediately return your Contribution(s). If we complete a Participant enrollment form within five business days of our receipt of the incomplete enrollment form, we will allocate your initial Contribution within two business days of the Participant enrollment form’s completion in accordance with your allocation instructions. However, if your Participant enrollment form is incomplete solely because you have not provided complete allocation instructions, we will consider the Participant enrollment form to be complete if the Plan has made an election with respect to the selection of a default investment option to which such funds are to be allocated. Upon completion of your Participant enrollment form, the initial Contribution will be allocated to the Variable Account(s) or Fixed Account(s) as you instruct on your Participant enrollment form.

Free Look Period

Where required by law, you may have the ability to cancel your interest in the Contract for any reason by delivering or mailing a Request to cancel to our Administrative Offices or to an authorized agent of Great-West within 15 days or a period of time required by state law after Great-West receives your completed application form. We must receive your cancellation Request in person or postmarked prior to the expiration of the free look period. Upon cancellation, we will refund the greater of (1) Contributions, less partial withdrawals; or, (2) your Participant Account Value.

Subsequent Contributions

Great-West will allocate subsequent Contributions according to the allocation instructions you provided in the Participant enrollment form. Great-West will allocate Contributions on the Valuation Date we receive them.

You may change your allocation instructions at any time by Request. Such change will be effective the later of (1) the date you specify in your Request or (2) the Valuation Date on which Great-West receives your Request at our Administrative Offices. Once changed, those allocation instructions will be effective for all subsequent Contributions.

Any Contribution that causes a Participant Account Value to exceed $1,000,000 may require Great-West’s prior approval.

Transaction Date

All Requests, Contributions and Deposits received in good order with all required documentation at Great-West’s Administrative Offices prior to the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) will be processed as of the date received, and if received after the close of business of the New York Stock Exchange will be processed on the next Business Day. However, Great-West shall not be liable for the results of any delay or interruption due to causes or conditions beyond its control, including, without limitation, labor disputes, riots, war and war-like operations including acts of terrorism, epidemics, explosions, sabotage, acts of God, failure of power, fire or other casualty, natural disaster or disruptions in orderly trading on any relevant exchange or market, including disruptions due to extraordinary market volume that results in substantial delay in receipt of correct data.

Participant Account Value

Before the Annuity Commencement Date, your Participant Account Value is the total of your Variable Account Value and the Fixed Account Value credited to your Participant Account.

Before the Annuity Commencement Date, the Variable Account Value is the sum of your interest in the Variable Accounts. Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Variable Account.

The value of your interest in a Variable Account is the total dollar amount of all Accumulation Units credited to you. When you allocate Contributions or make Transfers to a Variable Account, we credit you with Accumulation Units. We determine the number of Accumulation Units credited to you by dividing your Contribution or Transfer to a Variable Account, less any applicable Premium Tax, by that Variable Account’s Accumulation Unit value. The number of Accumulation Units for the Variable Account will decrease for charges deducted, Transfers, withdrawals, or loans (if available). We determine the Accumulation Unit value on each Valuation Date.

We calculate each Variable Account’s Accumulation Unit value at the end of each Valuation Period by multiplying the value of that unit at the end of the prior Valuation Period by the Variable Account’s Net Investment Factor for the Valuation Period. The formula used to calculate the Net Investment Factor is set forth in Appendix B. Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Variable Account.

The value of a Variable Account’s assets is determined at the end of each Valuation Date.

Your Variable Account Value will reflect the investment performance of the selected Variable Account(s) which in turn reflect the investment performance of the corresponding Eligible Fund(s), which we factor in by using the Net Investment Factor referred to above.

If the Contractholder has selected Fixed Account(s) under your Contract, please see your Contract for information regarding the Fixed Account Value.

Requesting Transfers

There is no charge for Transfers. Prior to your Annuity Commencement Date, you can Transfer all or a portion of your Participant Account Value among the Variable Accounts and Fixed Accounts by Request, subject to the limitations of your Contract. Transfers into and out of certain of the Fixed Accounts may be subject to limitations. Please see your Contract for more information.

Your Request must specify:

•	the amounts being Transferred;
•	the Variable Accounts or Fixed Accounts from which the Transfer is to be made; and
•	the Variable Accounts or Fixed Accounts that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Variable Accounts each calendar year. However, Great-West reserves the right to limit, upon notice, the number of Transfers you can make.

You may make Transfers by telephone or through the Internet. Great-West will use reasonable procedures in monitoring and accepting telephonic and Internet Transfer Requests designed to ensure that those Requests are genuine, such as requiring certain identifying information, tape recording telephone instructions, and providing written confirmation of a transaction. Great-West will not be liable for losses resulting from telephone or Internet Requests reasonably believed to be genuine.

We reserve the right to suspend telephone or Internet transaction privileges at any time, for some or all Contracts, at our discretion. We reserve the right to require a minimum amount that may be Transferred and to require the Transfer of the remaining amount held in an investment option if it would be less than the minimum amount we allow to be held in that investment option.

A Transfer will take effect on the later of the date designated in the Request or the Valuation Date when we receive the Transfer Request at our Administrative Offices. If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days. Additional Transfer conditions apply to Transfers to or from the Fixed Accounts. Please see your Contract for more information.

We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges at any time. Transfer restrictions may be necessary to protect investors from the negative effect large and/or numerous Transfers can have on portfolio management. Moving large amounts of money may also cause a substantial increase in Eligible Fund transaction costs which you must bear.

Although you are permitted to make Transfers by telephone or through the Internet, we reserve the right to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you. Transfer Requests by fax will not be accepted. Transfers among the Variable Accounts may also be subject to terms and conditions imposed by the Eligible Funds.

Market Timing & Excessive Trading

The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Participants in the underlying Eligible Funds. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of an Eligible Fund's portfolio securities and the reflection of that change in the Eligible Fund's share price. In addition, frequent or unusually large Transfers may harm performance by increasing Eligible Fund expenses and disrupting Eligible Fund management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Eligible Fund to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Participants. As part of those procedures, certain of the Eligible Funds have instructed us to perform standardized trade monitoring, while other Eligible Funds perform their own monitoring and request reports of the Participant's trading activity if prohibited trading is suspected. If a Participant’s trading activity is determined to constitute prohibited trading, as defined by the applicable Eligible Fund, Great-West will notify the Participant that a trading restriction will be implemented if the Participant does not cease the prohibited trading. Some Eligible Funds may require that trading restrictions be implemented immediately without warning, in which case we will notify the Participant and the Plan of the restriction imposed by the Eligible Fund(s), as applicable.

If an Eligible Fund determines, or we determine based on the applicable Eligible Fund’s definition of prohibited trading, that the Participant continues to engage in prohibited trading, we will restrict the Participant from making Transfers into the identified Eligible Fund(s) for the period of time specified by the Eligible Fund(s). Restricted Participants will be permitted to make Transfers out of the identified Eligible Fund(s) to other available Eligible Fund(s). When the Eligible Fund’s restriction period has been met, the Participant will automatically be allowed to resume Transfers into the identified Eligible Fund(s).

Additionally, if prohibited trading persists, the Eligible Fund may, pursuant to its prospectus and policies and procedures, reject all trades initiated by the Plan, including those trades of individuals who are not engaging in prohibited trading. Inherently subjective judgments will be involved if an Eligible Fund decides to reject all trades initiated by a Plan. The discretionary nature of our procedures creates a risk that we may treat some Plans or some Participants differently than others.

Please note that the Series Account's market timing procedures are such that, for Eligible Funds that perform their own monitoring, the Series Account does not impose trading restrictions unless an Eligible Fund first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless a trading pattern is established. To the extent such Eligible Funds do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Eligible Funds may be disrupted and the Participants may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Eligible Funds.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Participants, and we do not exempt any persons from these procedures. In addition, we do not enter into agreements with Participants whereby we permit prohibited trading. A Plan sponsor may elect to implement Plan level restrictions to prevent or minimize prohibited trading by Participants.

The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Eligible Funds should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of an Eligible Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Eligible Funds and the policies and procedures we have adopted to discourage prohibited trading. For example, an Eligible Fund may impose a redemption fee. Participants should also be aware that we are legally obligated to provide (at the Eligible Funds’ request) information about each amount you cause to be deposited into an Eligible Fund (including by way of premium payments and Transfers under your Contract) or removed from the Eligible Fund (including by way of withdrawals and Transfers under your Contract). If an Eligible Fund identifies you as having violated the Eligible Fund’s frequent trading policies and procedures, we are obligated, if the Eligible Fund requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Eligible Fund. Under rules recently adopted by the SEC we are required to: (1) enter into a written agreement with each Eligible Fund or its principal underwriter that will obligate us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Participants, and (2) execute instructions from the Eligible Fund to restrict or prohibit further purchases or Transfers by specific Participants who violate the frequent trading policies established by the Eligible Fund. Accordingly, if you do not comply with any Eligible Fund’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Eligible Fund or directing any Transfers or other exchanges involving that Eligible Fund. You should review and comply with each Eligible Fund’s frequent trading policies and procedures, which are disclosed in the Eligible Funds’ current prospectuses.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Participants engaging in prohibited trading. In addition, our orders to purchase shares of the Eligible Funds are generally subject to acceptance by the Eligible Fund, and in some cases an Eligible Fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any Participant’s Transfer Request if our order to purchase shares of the Eligible Fund is not accepted by, or is reversed by, an applicable Eligible Fund.

Please note that other insurance companies and retirement plans may also invest in the Eligible Funds and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. The purchase and redemption orders received by the Eligible Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The nature of such orders may limit the Eligible Funds’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Eligible Funds may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Eligible Funds will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Eligible Funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Eligible Funds. In addition, if an Eligible Fund believes that an omnibus order we submit may reflect one or more Transfer Requests from a Participant engaged in frequent Transfer activity, the Eligible Fund may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by an Eligible Fund.

Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any Variable Account to any other Variable Account. These systematic Transfers may be used to Transfer values from the Great-West Money Market Variable Account to other Variable Accounts as part of a dollar cost averaging strategy. Dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. It does, however, allow you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time.

You can set up automatic dollar cost averaging on the following frequency periods: monthly, quarterly, semi-annually or annually. Your Transfer will be initiated on the Valuation Date you select one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on

January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. There will be no additional cost for using dollar cost averaging.

If there are insufficient funds in the applicable Variable Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Variable Account. Dollar cost averaging will terminate automatically when you start taking payments from a payment option.

Dollar cost averaging Transfers must meet the following conditions:

•	The minimum amount that can be Transferred out of a Variable Account or Fixed Account is $100 per month; and
•

You must: (1) specify the dollar amount to be Transferred, (2) designate the Variable Account(s) or Fixed Account(s) to which the Transfer will be made, and (3) designate the percent of the dollar amount to be allocated to each Variable Account or Fixed Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.

You may not participate in dollar cost averaging and Rebalancer at the same time. Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time at our discretion.

Please note that there may be Transfer restrictions that apply to the Fixed Account. Please consult with your Contractholder or employer, as the case may be, or a GWFS authorized representative for more information regarding Transfer restrictions.

Rebalancer

There is no charge for participation in the Rebalancer option.

Because the value of your Variable Accounts will fluctuate with the investment performance of the Eligible Funds, your asset allocation plan percentages may become out of balance over time. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Valuation Date specified in your Request.

If you select to rebalance one period in the future on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Valuation Date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. There will be no additional cost for using Rebalancer.

On a Rebalancing Valuation Date your money will be automatically reallocated among the Variable Accounts and Fixed Accounts based on your allocation instructions. You can change your allocation instructions or cancel the Rebalancer option at any time by Request. The Rebalancer option will terminate automatically when you start taking payments from an annuity payment option.

Rebalancer Transfers must meet the following conditions:

•	You must specify the percentage of your Participant Account Value you would like allocated to each Variable Account or Fixed Account; and
•	You must specify the frequency of rebalancing.

You may not participate in dollar cost averaging and Rebalancer at the same time. Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time at our discretion.

There may be Transfer restrictions that apply to the Fixed Account. Please contact your employer or Contractholder, as the case may be, or a GWFS authorized representative for information regarding Transfer restrictions applicable to your Plan.

Loans

•	Loans are not available under 415(m), NQDC, non-governmental 457(b) or 457(f) Plans.
•	Loans may be available under 401(a), 401(k), 403(b), or governmental 457(b) Plans.
•	A Participant Loan Charge may apply (See Charges and Deductions: Participant Loan Charge).
•	Consult your employer or Contractholder, as the case may be, for complete details.

Total and Partial Withdrawals

You may be allowed to Request a total or partial withdrawal at any time before your Annuity Commencement Date, subject to any limitations or restrictions contained in the Code or your Plan.

Requests for a partial withdrawal 30 or fewer days prior to the Annuity Commencement Date may delay the Annuity Commencement Date by up to 30 days. Requests for partial withdrawal must be in writing and must specify the Variable Account(s) or Fixed
Account(s) from which the partial withdrawal is to be made. If your instructions are not clear, your Request will be denied and will not be processed.

The amount available for any withdrawal is your Participant Account Value as determined on the Valuation Date you Request the withdrawal to be made. We will process your withdrawal Request on the later of the date selected in the Request or the Valuation Date on which we receive the Request at our Administrative Offices.

We will process your withdrawal based on the Accumulation Unit values next determined after we receive your withdrawal Request. This means that if we receive your Request prior to 4:00 p.m. Eastern Time, we will process the withdrawal at the unit values calculated as of 4:00 p.m. Eastern Time that Business Day. If we receive your Request at or after 4:00 p.m. Eastern Time, we will process the withdrawal at the unit values calculated as of 4:00 p.m. Eastern Time on the following Business Day.

Generally, we will pay withdrawal proceeds attributable to the Variable Accounts within seven days of the Valuation Date on which we process your Request, although payment may be postponed for a period in excess of seven days as permitted by the Investment Company Act of 1940. You may apply the amount payable upon a total withdrawal to a payment option other than a lump-sum payment.

After a total withdrawal of your Participant Account Value, or at any time such value is zero, all of your rights under the Contract will terminate.

Certain restrictions under the Code and the terms of the Plan apply to partial or total withdrawals under a Contract. There are additional conditions that apply to a partial or total withdrawal of your Fixed Account Value. Great-West reserves the right to require a minimum amount that may be Transferred from a Fixed Account and to require the Transfer of the remaining amount held in an investment option if it would be less than the minimum amount we allow to be held in that investment option. In addition, there may be certain tax consequences to you when you make withdrawals. (See “Federal Tax Consequences” below.)

Making a Withdrawal for Transfers to Other Companies Under the Plan

If allowed under your Contract and the Code, all or a portion of the Participant Account Value may be withdrawn and Transferred to an account currently offered by another investment provider under the Plan. Transfers will generally be permitted as follows:

•	Individual Participant Transfers will be based upon the Participant Account Value.

•	No Transfers are permitted after the Annuity Commencement Date.
•	The restrictions, if any, of the Fixed Account and/or Variable Account are met.

In addition, if the Transfer is to another 403(b) annuity contract or custodial account under the same 403(b) Plan, the Transfer must also:

•	Result in an accumulated benefit immediately after the Transfer that is at least equal to the accumulated benefit before the Transfer.
•	Continue, after the Transfer, to be subject to distribution requirements at least as strict as the distribution requirements applicable to the funds before the Transfer.

Please consult with your Contractholder or employer, as the case may be, or a GWFS authorized representative for more information about making Transfers to Other Companies under the Plan.

Making a Withdrawal for Transfers to Another 403(b) Plan

If allowed under your Contract, all or a portion of the Participant Account Value may be withdrawn by a Participant, Alternate Payee or beneficiary and Transferred in a single sum to a contract under another employer’s 403(b) Plan. The Transfer will generally be permitted provided:

•	The Plan receiving the Transfer allows for such Transfers, and the Transfer satisfies the terms of the Plan and the Code;
•	If the Transfer is requested by a Participant, the Participant is an employee or former employee of the employer for the receiving Plan;
•	If the Transfer is requested by a beneficiary, the Participant was an employee or former employee the employer for the receiving Plan;
•	Great-West receives a satisfactory Request for such Transfer;
•	The restrictions, if any, of the Fixed Account and/or Variable Account are met; and
•

The Plan receiving the Transfer verifies, prior to the Transfer, that the amounts Transferred will be invested in another Code section 403(b) vehicle and will continue after the Transfer to be subject to distribution requirements at least as strict as the distribution requirements applicable to the funds before the Transfer.

Transfers from a Governmental Plan for the Purchase of Permissive Service Credits

If allowed under your Contract and the Plan, all or portion of the Participant Annuity Value may be withdrawn by a Participant, Alternate Payee or beneficiary and Transferred in a single sum to a qualified defined benefit Plan that is defined by Code section 414(d) as a governmental Plan. The Transfer will generally be permitted provided:

•	The Transfer satisfies the terms of the Plan and Code;
•	Great-West receives a satisfactory Request for such Transfer; and
•	The restrictions, if any, of the Fixed Account and/or Variable Account are met.

Contract Termination

Either Great-West or the Contractholder may terminate the Contract upon written Request to the other party. The terminating party must provide the other party with advance written notice, in accordance with the terms of the Contract, that the Contract will terminate on a specific date in the future (“Contract Termination Date”).

After the Contract Termination Date: (a) no further Contributions will be made to the Annuity Contract; and (b) no new Participant Accounts will be established. After the Contract Termination Date, Great-West will continue to administer all Participant Accounts in accordance with the provisions of the Contract until the Annuity Commencement Date, or as described below.

If the Contractholder directs Great-West in a Request to pay the Participant Accounts, Great-West will pay the Variable Accounts to the designee of the Plan or to the Contractholder within 7 calendar days after the later of the Contract Termination Date or the date the Contractholder instructs Great-West to Transfer assets out of the Contract. Great-West will pay the sum of the Fixed Account(s) in accordance with the specific requirements of the Contract in which you participate.

Contract Termination Due to Plan Termination

If the Contractholder terminates its Plan (“Plan Termination”) with assets invested in the Contract, the Contractholder will provide Great-West written notice of Plan Termination, and confirm that all final Contributions have been remitted to Great-West. In addition, the Contractholder must provide any information or instructions Great-West may reasonably require.

Unless the Contractholder instructs Great-West that its Plan is subject to joint and survivor or other distribution rules, or that the Plan is an eligible governmental Plan and the Contractholder instructs Great-West to make a Plan-to-Plan Transfer of all of the Plan assets to another eligible governmental Plan within the same state, Great-West will make a lump sum distribution to each person with assets invested in the Contract (“Payee”). Depending on the Plan, Great-West will send distribution election forms to each Payee’s last known mailing address or will send distribution election forms to the Contractholder for delivery to each Payee. Upon receipt of a distribution election form from a Payee, Great-West will send a lump sum distribution to either the Payee or directly to an eligible retirement Plan as elected by the Payee. In the absence of a Payee election, Great-West will automatically send Payee lump sum distributions to the IRA provider designated by the Contractholder. In the alternative, the Contractholder may instruct Great-West to pay the lump sum distributions for non-responsive Payees pursuant to any other applicable regulatory guidance in effect on the date of distribution.

The Contractholder acknowledges that the amount distributed from the Contract upon Plan Termination will be equal to the balance of each Participant Account as reflected in Great-West’s records on the date of distribution, less any outstanding charges or fees, income tax withholding, Premium Taxes or other fees applicable under the terms of the Contract.

The Contract will terminate once all Plan assets have been distributed.

CHARGES AND DEDUCTIONS

The charges and deductions we assess will vary by Contract. Please contact your employer or the Contractholder, as the case may be, or your GWFS representative to determine the actual charges and deductions which are applicable to your Contract.

Contract Maintenance Charge

•

We may deduct a contract maintenance charge from your Participant Account of not more than $100 each calendar year. Depending on the terms of your Contract, we may deduct this charge monthly, quarterly, semi-annually or annually. The contract maintenance charge will be deducted at the beginning of the designated period applicable to your Contract.

•

If your Participant Account is established after January 1, the initial contract maintenance charge will be deducted during the quarter after your one-year anniversary (calculated from the effective date of your Participant Account) and will be pro-rated for the year remaining.

•	The deduction will be pro-rated between your Variable and Fixed Accounts.
•

The Contractholder may elect to pay the contract maintenance charge to Great-West separately. If the Contractholder makes this election, then no charge will be made against the Variable Accounts or Fixed Accounts unless payment is not received by the due date.

•

For an initial period of between 12 months and 15 months, no contract maintenance charge on 403(b) Plan Contracts will be charged, depending on the date you began participating under the Contract. Please see your Contract to determine if this is applicable.

•	The annual contract maintenance charge is assessed to reimburse us for some of our administrative expenses relating to the establishment and maintenance of Participant Accounts.

Variable Asset Charge Deductions

We may deduct a Variable Asset Charge (“VAC”) in the calculation of the Accumulation Unit Value, based on a percentage of assets, to compensate us for bearing certain expense risks under the Contracts.

With respect to the VAC, we assume the risk that our actual expenses in administering the Contracts and the Series Account will be greater than anticipated.

If the risk of adverse expense experience associated with a Contract is reduced, the VAC applicable to that Contract may likewise be reduced. We will determine whether such a reduction is available based upon consideration of the following factors:

•	size of the prospective group;
•	projected annual Contributions for all Participants in the group;
•	frequency of projected distributions;
•	type and frequency of administrative and sales services provided; and
•	level of contract maintenance charge and administrative charge.

We will notify a prospective purchaser of its eligibility for a reduction of the variable asset charge prior to accepting an application for coverage.

If the VAC is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge.

The amount of the VAC deduction that you will pay depends on the terms of your Contract. It will be assessed at a rate between 0% and 1.25%. Only one rate will apply to your Contract. The level of this charge is guaranteed and will not increase above an annual effective rate of 1.25%. This charge is assessed as a daily deduction of one three hundred sixty-fifth of the per annum from the assets of each Variable Account in accordance with the Net Investment Factor formula described in Appendix A.

Contract Termination Charge

If the Contract is terminated by the Contractholder, a Contract Termination Charge based upon a percentage of the original Start-Up Costs may apply. The Contractholder must reimburse Great-West for unrecovered Start-Up Costs pursuant to a Contract Termination Charge schedule mutually agreed upon by the Contractholder and Great-West at Contract issuance. For illustration purposes only, the following is a sample Contract Termination Charge schedule:

Number of Years Completed from Contract Effective Date	Recovery Schedule of Start-up Costs Payable to Great-West
1	80%
2	60%
3	40%
4	20%
5	0%

For example, if a Contract is terminated after five years, and a Contractholder’s Plan had $25,000 in Start-Up Costs, the Contract Termination Charge would be:

Termination after 1 year - $20,000

Termination after 2 years - $15,000

Termination after 3 years - $10,000

Termination after 4 years - $5,000

Termination after 5 years - $0

The Contract Termination Charge will always be a percentage of Start-Up Costs based on a schedule that declines over a period of time. The mutually agreed upon Contract Termination Charge recovery schedule is developed at issuance using a variety of factors, including but not limited to the following:

•	Number of Participants in the Plan;
•	Total Plan assets administered by Great-West;
•	Average anticipated flow of Contributions;
•	Duration of initial term by Great-West as provider of administrative services; and
•	Extent of other services provided to the Plan by Great-West.

The Contract Termination Charge may be paid for by the Contractholder or prorated across Participant Accounts. Please consult with your Contractholder or employer, as the case may be, or a GWFS authorized representative for more information about the Contract Termination Charge.

Participant Loan Charges

Participant loan charges are fees authorized by your Contractholder, which we deduct pro rata against your Participant Account Value to compensate us for the expenses associated with processing and administering your loan over the life of the loan. Please contact your employer or Contractholder, as the case may be, or a GWFS authorized representative for information regarding Participant loan charges applicable to your Plan. The Participant loan charges range from $25 to $100.

Premium Tax Deductions

Great-West presently intends to pay Premium Taxes levied by a governmental entity on the Participant Accounts or the Series Account. Great-West reserves the right to deduct the Premium Tax from Participant Account Values instead. We will give notice to all Participants prior to the imposition of any such deductions from the Participant Account Values. The applicable Premium Tax rates that states and other governmental entities impose currently range from 0% to 3.5% and are subject to change by the respective state legislatures, by administrative interpretations, or by judicial act. Such Premium Taxes will depend, among other things, on the state of residence of a Participant, the insurance tax laws, and the status of Great-West in these states when the Premium Taxes are incurred.

Expenses of the Eligible Funds

The net asset value of the Eligible Funds reflects the deduction of the Eligible Funds’ fees and deductions, which are described in the prospectus for the respective Eligible Fund. You bear these costs indirectly when you allocate to a Variable Account. In addition, one or more of the Eligible Funds may impose special transaction fees, such as redemption fees, based on Participant activity. If an Eligible Fund imposes such a fee, that fee will be deducted from the Participant Account Value.

LUMP SUM PAYMENT OPTION

You may Request that all or a portion of your Participant Account be applied to a lump sum payment option, provided you are eligible to receive a distribution under the terms of the Plan and the Code. Subject to the provisions of the Fixed Account(s), the amount applied to a lump sum payment option is the amount requested as a lump sum, less any Premium Tax and applicable fees in the Contract. Please see your Contract for more information

PERIODIC PAYMENT OPTIONS

You may Request that all or part of your Participant Account Value be applied to a periodic payment option, provided you are eligible to receive a distribution under the terms of the Plan and Code. The amount applied to a periodic payment option is your Participant Account Value, less any Premium Tax, if any. All outstanding loan balances must be paid in full or treated as a distribution before you are eligible for a periodic payment option.

In Requesting periodic payments, you must elect:

•	the payment frequency of either 12-, 6-, 3- or 1-month intervals;
•	a payment amount;
•	the calendar day of the month and year on which payments will begin (payments may not begin on the 29th, 30th or 31st of the month);
•	one payment option; and
•	to allocate your payments from your Variable and/or Fixed Accounts as follows:
•	prorate the amount to be paid in proportion to the assets in each account; or
•	select the Variable and/or Fixed Account(s) from which payments will be made.

Once the Variable and/or Fixed Accounts have been depleted, we will automatically prorate the remaining payments against all remaining available Variable and/or Fixed Accounts unless you Request the selection of another Variable and/or Fixed Account.

You may change the withdrawal option and/or the frequency once each calendar year unless you are a participant in a non-governmental 457(b), 457(f), 415(m) or NQDC Plan, in which case you may not elect to change the withdrawal option and/or the frequency of payments.

While receiving periodic withdrawals:

•

You may continue to exercise all contractual rights that are available prior to electing an annuity payment option. You may continue to make Contributions only if you have elected to receive income of a specified amount.

•	You may keep the same investment options as before periodic payments began.
•	Charges and fees under the Contract, if applicable, continue to apply, except as noted below:
•	We will not deduct a contingent deferred sales charge to periodic payments lasting a minimum of 36 months.
•	We will deduct a loss of interest charge on amounts partially withdrawn from a Fixed Account.

Periodic payments will cease on the earlier of the date:

•	the amount to be paid under the option selected has been reduced to zero; or
•	the Participant Account Value is zero;
•	you Request that withdrawals stop (non-governmental 457(b), 457(f), 415(m) or NQDC Plan Participants may not elect to cease withdrawals); or
•	you die.

Under some forms of the Contract, if a distribution is owed under the applicable terms and provisions of the Plan and applicable provisions of the Code sections governing the Plan, as determined by the Contractholder, all or a portion of a Participant Account may be applied to a Periodic Payment Option selected by the Payee. Charges and fees, if any, as described in the Contract Schedule will continue to apply. Periodic Payment elections are subject to the administrative procedures of the Company in effect at the time of the election.

You may choose to receive periodic payments from the following payment options.

Option 1 - Income for a specified period

You elect the length of time over which payments will be made. The amount paid will vary based on the duration you choose. The Contract will provide the available lengths of time from which you may elect. Certain Contracts may require that you elect a specified period of at least 36 months.

Option 2 - Income of a specified amount

You elect the dollar amount of the payments. Based on the amount elected, the duration may vary. The contract will provide the available dollar amounts from which you may select.

Option 3 - Minimum Distribution

Minimum distributions are not available for 457(f) and NQDC Plan Participants. For all other Plans, you may Request to receive your minimum distribution from the Contract as specified under Code section 401(a)(9).

If you die while receiving periodic payments, any periodic payments remaining to be paid as of the Participant’s date of death will be paid to the Participant’s beneficiary. The beneficiary will receive payments remaining under the payment option in effect as of the date of the Participant’s death unless a lump sum is elected on the appropriate death claim Request form.

If periodic payments stop, you may resume making Contributions. We may limit the number of times you may restart a periodic payment program.

Periodic payments may be taxable, subject to withholding and the 10% penalty tax. Retirement Plans are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes. Please consult a competent tax adviser before requesting a periodic payment option.

ANNUITY PAYMENT OPTIONS

You may elect an Annuity Commencement Date and the form of annuity payments at any time during the Accumulation Period. If the Payee is entitled to a distribution under the applicable terms and provisions of the Plan and the Code sections governing the Plan as determined by the Contractholder, all or a portion of a Participant Account may be applied to an annuity payment option selected by the Payee.

To avoid the imposition of an excise tax under 403(b), 401(a), 401(k) and 457(b) Plans, the Annuity Commencement Date elected generally must not be later than April 1 of the calendar year following the later of either:

•	the calendar year in which the Participant attains age 70 1/2; or
•	the calendar year in which the Participant retires or such other date as may be prescribed by the Code.

Under all of the above-noted retirement programs, it is your responsibility to file the necessary Request with Great-West.

Under 457(f), 415(m) and NQDC Plans, there is no required Annuity Commencement Date.

The Annuity Commencement Date may be postponed or accelerated, or the election of any of the annuity payment options may be changed, upon Request received by Great-West at its Administrative Offices up to 30 days prior to the existing Annuity Commencement Date. If any Annuity Commencement Date elected would be less than 30 days from the date that the Request is received, Great-West may delay the date elected by not more than 30 days.

You can choose from the annuity payment options described below, and to the extent available under the Plan, any other annuity payment options which Great-West may choose to make available in the future. Except as otherwise provided in your Contract, the annuity payment options are payable on a fixed basis. More than one annuity payment option may be elected. If no annuity payment option is elected, the Contracts automatically provide for a fixed life annuity (with respect to the guaranteed portion of your Participant Account) with 120 monthly payments guaranteed. All or a portion of a Participant Account may be applied to an Annuity Payment Option selected by the Payee. The level of annuity payments under the following options is based upon the option selected and such factors as the age at which payments begin and the frequency and duration of payments.

The amount to be applied to an annuity payment option is: (i) the Participant Account Value; less (ii) Premium Tax, if any, as of the Annuity Commencement Date; less (iii) any fees described in your Contract.

Option 1 - Single Life Annuity (available only as fixed-dollar payments)

This option provides an annuity payable during the lifetime of the Payee. The annuity payments will be paid in annual, semiannual, quarterly or monthly installments as elected. It would be possible under this option for the Payee to receive no annuity payment if he/she died prior to the date of the first annuity payment, one annuity payment if the Payee died before the second annuity payment, etc.

Option 2 - Life Annuity with Payments Guaranteed for Designated Periods (available only as fixed-dollar payments)

This option provides an annuity payable throughout the lifetime of the Payee with the guarantee that if, at the death of the Payee, payments have been made for less than the designated period, the beneficiary will receive payments for the remainder of the period. The designated period may be 5, 10, 15, or 20 years. The period generally referred to as “Installment Refund” is available only on a fixed-dollar payment basis. The annuity payments will be paid in annual, semiannual, quarterly or monthly installments as elected.

Option 3 - Joint Life Annuity (available only as fixed-dollar payments)

This option provides an annuity payable during the lifetime of the Payee and a joint Payee. The annuity payments will be paid in annual, semiannual, quarterly or monthly installments as elected. After the death of the Payee, and while only the joint Payee is alive, the amount payable will be a percentage of the amount paid while both were living. It would be possible under this option for the Payee and the joint Payee to receive no annuity payment if both persons died prior to the date of the first annuity payment, one annuity payment if both persons died before the second annuity payment, etc.

Option 4 - Joint Life Annuity with Payments Guaranteed for Designated Periods (available only as fixed-dollar payments)

This option provides an annuity payable throughout the lifetime of the Payee and a joint Payee with the guarantee that if, at the death of the Payee and joint Payee, payments have been made for less than the designated period, the beneficiary will receive payments for the remainder of the period. The designated period may be 5, 10, 15, or 20 years. The period generally referred to as “Installment Refund” is available only on a fixed-dollar payment basis. After the death of the Payee, and while only the joint Payee is alive, the amount payable will be a percentage of the amount paid while both were living. The annuity payments will be paid in annual, semiannual, quarterly or monthly installments as elected.

Option 5 - Income for Specified Period (available only as fixed-dollar payments)

Under this option, the duration of the periodic benefit is selected, and a resulting annuity payment amount will be paid to the Payee in equal annual, semiannual, quarterly, or monthly installments, as elected.

Other annuity payment options permitted under the Plan and acceptable to Great-West may be offered. Please contact your employer or the Contractholder, as the case may be, or your GWFS representative to determine the annuity payment options available under your Contract.

Fixed Annuity Payments

The guaranteed level of Fixed Annuity payments will be determined on the basis of: (i) the Fixed Account Value prior to the Annuity Commencement Date; and (ii) the type of annuity payment option(s) elected. The payment amount may be greater if we are using a more favorable table as of a Participant’s Annuity Commencement Date.

Proof of Age and Survival

Great-West may require proof of age or survival of any Payee upon whose age or survival payments depend. If the age of the Participant or beneficiary has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, we may deduct the difference with interest from the next payment or payments. If payments were too small, we may add the difference with interest to the next payment. This interest is at an annual effective rate that will not be less than the interest rate guaranteed by the Contract.

Frequency and Amount of Annuity Payments

Fixed Annuity payments will be paid annually, semiannually, quarterly or monthly, as Requested. However, if any payment to be made under any annuity payment option will be less than $50, Great-West may make the payments in the most frequent interval that produces a payment of at least $50. If the net amount available to apply under any annuity payment option is less than $5,000,
Great-West may pay it in one lump sum.

FEDERAL TAX CONSEQUENCES

Introduction

The following discussion is a general description of the federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. If you are concerned about these tax implications, you should consult a competent tax advisor before initiating any transaction.

This discussion is based upon Great-West’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contracts are designed for use by groups under retirement programs which may qualify for special tax treatment under Sections 401(a), 401(k), 403(b), 457(b), 457(f) or 415(m) of the Code, or as a NQDC Plan.

Taxation of Annuities in General

Section 72 of the Code governs the taxation of annuities in general and distributions from qualified Plans. Tax deferral under annuity contracts purchased in connection with tax-qualified Plans arises under specific provisions of the Code governing the tax-qualified Plan, so a Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified Plans, and not for the purpose of obtaining tax deferral.

A Participant in a qualified Plan is not generally taxed on increases (if any) in the value of a Participant Account until a distribution occurs. A distribution is taxable as ordinary income, except to the extent a participant has basis in the Contract. Amounts contributed on an after-tax basis generally constitute cost basis.

If a Contract will be held by a taxable employer, the investment gain on the Contract is included in the entity’s income each year. This rule does not apply where the Contract is held under a 401(a), 401(k), or a 403(b) Plan. An employer maintaining a 457(b) or 457(f) or 415(m) Plan as either a state or local government or a tax-exempt organization may not be subject to tax on the gain in the Contract. Taxable employers should discuss these matters with a competent tax adviser.

401(a) Plans

Section 401(a) of the Code provides special tax treatment for pension, profit-sharing and stock bonus plans established by employers or employee organizations for their employees. Many types of employers, including for-profit organizations, tax-exempt organizations and state and local governments, are allowed to establish and maintain 401(a) Plans. Employer Contributions and any earnings thereon are currently excluded from the Participant’s gross income. Generally, the total amount of employer and employee Contributions which can be contributed to all of an employer’s defined contribution qualified Plans is limited to the lesser of $51,000 or 100% of a Participant’s compensation as defined in section 415 of the Code, as indexed from time to time for inflation. Distributions from the Plan are subject to the restrictions contained in the Plan document and the Code. Participants should consult with their employer or employee organization as to the limitations and restrictions applicable to their Plan.

401(k) Plans

Section 401(k) of the Code allows non-governmental employers or employee organizations, rural cooperatives, Indian tribal governments and rural irrigation and water conservation entities to offer a cash or deferred arrangement to employees under a profit-sharing or stock bonus plan. Currently, state and local governments are not permitted to establish 401(k) Plans. However, under a grandfather rule, certain Plans adopted before certain dates in 1986 may continue to be offered by governmental entities. Pre-tax salary reduction Contributions and any income thereon are currently excluded from the Participant’s gross income until distribution from the 401(k) Plan.

A 401(k) Plan can also allow participants to make after-tax “Roth” contributions. Earnings on Roth contributions will be taxable to the Participant in the year of distribution from the Plan unless certain requirements are met (generally, holding the Roth contributions for a five taxable year period, and receiving the distribution after age 59 1/2, death, or disability) in which case the Participant will not owe income tax on the Roth earnings. The maximum elective deferral amount that an individual may contribute to one or more 401(k) Plans is limited to an applicable dollar amount, as indexed from time to time for inflation. Elective deferrals to a 401(k) Plan must also be aggregated with elective deferrals made by a Participant to a 403(b) Plan, to a simplified employee pension plan, to a SIMPLE retirement account, and with after-tax Roth contributions. For 2013, the total amount of elective deferrals that can be contributed to all such Plans is $17,500, and may be adjusted yearly for cost-of-living increases.

The contribution limits in Section 415 of the Code also apply. The amount a highly compensated employee may contribute may be further reduced to enable the Plan to meet certain non-discrimination testing requirements. Amounts contributed to a 401(k) Plan are subject to FICA and FUTA tax when contributed.

If allowed by the Plan, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the Plan year are eligible to make catch-up contributions subject to the limitations of, Section 414(v) of the Code.

Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant’s gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan and may result in additional taxes to the Participant.

Pre-tax amounts deferred into the Plan within the applicable limits, and the net investment gain, if any, reflected in the Participant Account Value are included in a Participant’s gross income only for the taxable year when such amounts are paid to the Participant under the terms of the Plan. Elective deferrals and earnings thereon may not be distributed prior to age 59 1/2, unless the Participant dies, becomes disabled, severs employment or suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount that may be distributed for financial hardship.

Roth contributions deferred into the 401(k) Plan within the applicable limits are included in a Participant’s income in the taxable year when the Roth contribution is made. Earnings on Roth contributions will be taxable to the Participant in the year of distribution from the Plan unless certain requirements are met (generally, holding the Roth contributions for a five taxable year period, and receiving the distribution after age 59 1/2, death, or disability) in which case the Participant will not owe income tax on the Roth earnings.

Participants should consult with their employer as to the availability of benefits under the Plan.

403(b) Plans

Tax-exempt organizations described in Section 501(c)(3) of the Code and public educational organizations are permitted to establish 403(b) Plans for employees. Pre-tax deferrals contributed toward the purchase of 403(b) annuities are excluded from the gross income of the Participant in the year contributed to the extent the Contributions do not exceed:

•	the contribution limit in Section 415 of the Code; and
•	the elective deferral limit in Section 402(g) of the Code.

A 403(b) Plan may also permit after-tax “Roth” deferrals. Roth contributions deferred into the 403(b) Plan within the applicable limits are included in a Participant’s income in the taxable year when the Roth contribution is made. Earnings on Roth contributions will be taxable to the Participant in the year of distribution from the 403(b) Plan unless certain requirements are met (generally, holding the Roth contributions for a five taxable year period, and receiving the distribution after age 59 1/2, death, or disability) in which case the Participant will not owe income tax on the Roth earnings.

Elective deferrals to a 403(b) Plan must also be aggregated with elective deferrals made by the Participant to a 401(k) Plan, a simplified employee pension, a SIMPLE retirement account, and with after-tax “Roth” contributions. For 2013, the total amount of elective deferrals that can be contributed to all such Plans is $17,500, and may be adjusted yearly for cost-of-living increases.

Amounts contributed to a 403(b) Plan are subject to FICA and FUTA tax when contributed.

The net investment gain, if any, on pre-tax deferrals reflected in a Participant Account Value is not taxable until received by the Participant or his beneficiary. Roth contributions and earnings are taxed as described above.

If allowed by the Plan, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the Plan year are eligible to make catch-up contributions subject to the limitations of, Section 414(v) of the Code.

Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant’s gross income in accordance with IRS rules and federal Treasury regulations. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan, and may result in additional taxes to the Participant.

Distribution Restrictions apply:

Pre-1989 salary reduction Contributions to a 403(b) Plan may be distributed to an employee at any time, subject to a 10% penalty on withdrawals prior to age 59 1/2, unless an exception applies under Section 72(t) of the Code.

Post-1988 Salary Reduction Contributions and earnings, and the earnings on the December 31, 1988 account balance as well as all amounts Transferred from a 403(b)(7) custodial account, may not be distributed prior to age 59 1/2 , unless the Participant:

•	dies;
•	becomes disabled;
•	severs employment; or
•	suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount that may be distributed for financial hardship.

If allowed by the Plan, a Participant in a Plan sponsored by a public educational organization may make an in-service Transfer of an amount to a defined benefit governmental Plan for purchase of permissible service credits.

IRS regulations under 403(b) of the Code establish rules for 403(b) Plans that are generally applicable to Plan sponsors for taxable years beginning after December 31, 2008.

457(b) Plans

Section 457(b) of the Code allows state and local governmental employers and certain tax-exempt organizations to establish and maintain an eligible deferred compensation Plan for its employees and independent contractors.

Pre-tax salary reduction Contributions and any income thereon are generally excluded from the Participant’s gross income until a distribution occurs from the 457(b) Plan. A governmental 457(b) Plan can also allow participants to make after-tax “Roth” contributions. Earnings on Roth contributions will be taxable to the Participant in the year of distribution from the governmental
457(b) Plan unless certain requirements are met (generally, holding the Roth contributions for a five taxable year period, and receiving the distribution after age 59 1/2, death, or disability) in which case the Participant will not owe income tax on the Roth earnings.

Generally, the maximum elective deferral amount that an individual may contribute to a 457(b) Plan is limited to an applicable dollar amount, as indexed from time to time for inflation. The total amount of elective deferrals that can be contributed to a 457(b) Plan is $17,500 for 2013. Elective deferrals to a 457(b) Plan must also be aggregated with elective deferrals made by a Participant to a 401(k) Plan, a 403(b) Plan, to a simplified employee pension plan, to a SIMPLE retirement account and with after-tax “Roth” contributions.

Contributions and earnings may not be distributed prior to the calendar year in which the Participant severs employment with the employer, attains age 70 1/2 or incurs an approved unforeseeable emergency. A Participant may Transfer an amount to a defined benefit governmental Plan for the purchase of permissible service credits. Restrictions apply to the amount that may be distributed for an unforeseen emergency.

For governmental 457(b) Plans only, and if the Plan document so allows, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the Plan year are eligible to make catch-up contributions subject to the limitations of Section 414(v) of the Code. Additionally, a Participant may be eligible to defer up to twice the applicable dollar amount (but only to the extent of under-utilized amounts in prior years) during three (3) years prior to the Participant’s attainment of normal retirement age under the Plan’s standard or special catch-up provision.

Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant’s gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan and may result in additional taxes to the Participant.

457(f) Plans

Section 457(f) of the Code allows state and local governmental employers and non-governmental tax-exempt employers to establish and maintain a nonqualified deferred compensation Plan.

A Participant in a 457(f) Plan is not subject to federal income tax on Contributions to the nonqualified Plan and the earnings thereon until the tax year in which the Contributions and earnings are no longer subject to a substantial risk of forfeiture as provided in the underlying Plan document.

Distributions from a 457(f) Plan are subject to the provisions of the underlying Plan.

415(m) Plans

Section 415(m) of the Code allows state and local governmental employers to establish and maintain an excess benefit Plan for employees whose benefits are limited by the qualified Plan contribution and benefit limits under Section 415 of the Code.

A Participant in a 415(m) Plan is not subject to federal income tax on Contributions to the excess benefit Plan and the earnings thereon until the tax year in which the Contributions are made available to the Participant or his beneficiary as provided in the underlying excess benefit Plan document.

Distributions from a 415(m) Plan are subject to the provisions of the underlying Plan.

NQDC Plans

Any employer other than a governmental or tax-exempt employer may establish and maintain a NQDC Plan. A Participant in a NQDC Plan that satisfies the requirements of Section 409A of the Code is not subject to federal income tax on Contributions to the NQDC Plan and earnings thereon until the tax year in which the Contributions are no longer subject to a substantial risk of forfeiture as provided in the underlying Plan document. Distributions from the Plan are subject to the restrictions contained in the Plan document and the Code. Participants should consult with their employer or employee organization as to the limitations and restrictions applicable to their Plan.

An employer may not take a deduction for a Contribution to a NQDC Plan until the year in which the Contribution is included in the gross income of the employee.

Portability

When a Participant is eligible to take a distribution from a 401(a), 401(k), 403(b) or governmental 457(b) Plan, eligible rollover distributions may be directly rolled over to any eligible retirement Plan, as provided in the Code. Amounts properly rolled over will not be included in gross income until a subsequent distribution is made. An eligible rollover distribution will be paid directly to any other specified eligible retirement Plan that accepts such rollovers or to an IRA. Forced de minimis distributions under the Plan will be sent to the IRA provider selected by the Contractholder. (See the discussion under “Federal Income Tax Withholding” later in this Prospectus.)

If allowed by the employer’s Plan document or the annuity contract or custodial account agreement, Participants and Beneficiaries in a 403(b) Plan may Transfer funds from one 403(b) annuity or custodial account to another 403(b) annuity contract or custodial account with the same or more stringent restrictions without incurring current taxation provided that all of the conditions and requirements of the Section 403(b) regulations and any other applicable law are met.

Amounts distributed from a NQDC Plan, a non-governmental 457(b) Plan, a 457 (f) Plan or a 415(m) Plan cannot be rolled over to an eligible retirement Plan.

Establishment of an Alternate Payee Account

A Request submitted to Great-West in connection with a Qualified Domestic Relations Order must be approved by the Contractholder, except as otherwise agreed. Upon receipt of an approved Request, Great-West will make payment to the Alternate Payee and/or establish a Participant Account on behalf of the Alternate Payee named in such Qualified Domestic Relations Order. The Alternate Payee may be treated as a surviving spouse for purposes of Code Section 401(a)(9) and be responsible for submitting a Request to begin Distributions in accordance with the Code.

Required Beginning Date/Required Minimum Distributions

Required Beginning Date - Distributions from a 401(a), 401(k), 403(b) and 457(b) Plan must begin no later than April 1 of the calendar year following the later of:

•	the calendar year in which the Participant attains age 70 1/2; or
•	the calendar year in which the Participant retires.

Required Minimum Distributions - All amounts in a 401(a), 401(k), 403(b) and 457(b) Plan must be distributed in compliance with the minimum distribution requirements of Code Section 401(a)(9) and the regulations promulgated thereunder. Generally, the minimum distribution amount is determined by using the account balance at the end of the prior calendar year, the Participant’s age in the current year, and the applicable distribution period as set forth in the federal Treasury regulations. Participants whose sole beneficiary is their surviving spouse who is more than 10 years younger may elect a joint and survivor life expectancy calculation.

Currently, if the amount distributed does not meet the minimum requirements, a 50% penalty tax on the amount which was required to be, but was not, distributed may be imposed upon the employee by the IRS under Section 4974 of the Code. These rules are extremely complex; you should seek the advice of a competent tax adviser.

Federal Taxation of Distributions

All payments received from a 401(a), 401(k), 403(b) or 457(b) Plan are generally taxable in full as ordinary income to the Participant. Since Contributions received from salary reduction have not been previously taxed to the Participant, they are not treated as a cost basis for the Contract. The Participant will have a cost basis for the Contract only if after-tax Contributions have been made. Earnings on Roth Contributions may also be distributed income-tax free if certain requirements are met.

If the Participant takes the entire value in his Participant Account in a single sum cash payment, the full amount received will be ordinary income in the year of receipt unless after-tax Contributions were made. If the distribution includes after-tax Contributions, the amount in excess of the cost basis will be ordinary income. Earnings on Roth Contributions may also be distributed income-tax free if certain requirements are met.

A “10-year averaging” procedure may also be available for lump sum distributions from a 401(a) or 401(k) Plan to individuals who attained age 50 before January 1, 1986.

For further information regarding lump sum distributions, please consult a competent tax adviser.

Partial distributions received before the payment starting date by a Participant who has made after-tax Contributions are taxed under a rule that provides for pro rata recovery of cost, under Section 72(e)(8) of the Code. If an employee who has a cost basis for his contract receives life annuity payments, the cost basis will be recovered from the payments under the annuity rules of Section 72 of the Code. Typically, however, there is no cost basis and the full amount received is taxed as ordinary income in the year distributed.

Amounts received from a non-governmental 457(b) Plan, a 457(f) Plan, a 415(m) Plan or a NQDC Plan, whether in the form of total or partial withdrawals or annuity payments, are taxed in full as wages to the Participant at the time determined under the Plan.

Early Distribution Penalty Taxes

Penalty taxes may apply to certain distributions from 401(a), 401(k) and 403(b) Plans. Distributions made before the Participant attains age 59 1/2 are premature distributions and subject to an additional tax equal to 10% of the amount of the distribution which is included in gross income in the tax year. However, under Code Section 72(t), the penalty tax will not apply to distributions:

(1)	made to a beneficiary on or after the death of the Participant;
(2)	attributable to the Participant’s being disabled within the meaning of Code Section 72(m)(7);
(3)	made as a part of a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the Participant or the joint lives or joint life expectancies of the Participant and his designated beneficiary;
(4)	made to a Participant on account of separation from service after attaining age 55;
(5)	properly made to an alternate Payee under a Qualified Domestic Relations order which will be administered in accordance with the provisions of the Plan;
(6)	made to a Participant for medical care, but not in excess of the amount allowable as a medical expense deduction to the Participant for amounts paid during the taxable year for medical care; or
(7)	timely made to correct an excess aggregate contribution.

There are other circumstances under which the penalty tax may apply. For further information regarding the premature distribution penalty, please consult a competent tax advisor.

Exception (3) above (substantially equal payments) applies to distributions from 401(a) and 401(k) Plans and 403(b) annuities only if the series of payments begins after the participant separates from service. If exception (3) above was selected at the time of the distribution but the series of payments is later modified or discontinued (other than because of death or disability) before the later of:

•	the Participant reaching age 59 1/2; or
•	within five years of the date of the first payment;

then the Participant is liable for the 10% penalty plus interest on all payments received before age 59 1/2. This penalty is imposed in the year the modification or discontinuance occurs. The premature distribution penalty tax does not generally apply to distributions from a 457(b), 457(f), 415(m) or NQDC Plan.

Distributions on Death of Participant

Distributions made to a beneficiary from a 401(a), 401(k), 457(b) or 403(b) Plan upon the Participant’s death must be made pursuant to the rules contained in Code Section 401(a)(9)  and the regulations thereunder in effect at the time of distribution.

Federal Income Tax Withholding

Certain distributions from 401(a), 401(k), 403(b) and governmental 457(b) Plans are defined as “eligible rollover distributions.”

Generally, any eligible rollover distribution is subject to mandatory income tax withholding at the rate of 20% unless the employee elects to have the distribution paid as a direct rollover to an IRA or to another eligible retirement Plan as defined in the Code.

With respect to distributions other than eligible rollover distributions, amounts will be withheld from annuity (periodic) payments at the rates applicable to wage payments and from other distributions at a flat 10% rate, unless the Participant elects not to have federal income tax withheld.

Currently, all amounts distributed are tax reported on IRS Form 1099-R.

Distributions to a Participant from a non-governmental 457(b), a 457(f), a 415(m) or NQDC Plan retain their character as wages and are tax reported on IRS Form W-2. Federal income taxes must be withheld under the wage withholding rules, and Participants may not elect otherwise. Payments to beneficiaries are not treated as wages and are reported on IRS Form 1099-R. Federal income tax on payments to beneficiaries will be withheld from annuity (periodic) payments at the rates applicable to wage withholding, and from other distributions at a flat 10% rate, unless the beneficiary elects not to have federal income tax withheld.

Taxation of Great-West

We are taxed as a life insurance company under the Code. The Series Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of Great-West.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received, deductions, and foreign tax credits, which can be material. We do not pass these benefits through to the Series Account, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Contractholders (and Participants) are not the owners of the assets generating the benefits.

Seek Tax Advice

The discussion above of the federal income tax consequences is only a brief summary and does not represent tax advice. The federal income tax consequences discussed here reflect our understanding of current law, which may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the recipient of the distribution. Please consult a competent tax advisor for further information.

VOTING RIGHTS

To the extent required by applicable law, Great-West will vote all Eligible Fund shares held in the Series Account at regular and special shareholder meetings of the respective Eligible Funds in accordance with instructions received from persons having voting interests in the corresponding Variable Account. If the 1940 Act or any regulation is amended, or if the present interpretation thereof changes, or if Great-West determines that we are allowed to vote all Eligible Fund shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, the Participant under a 403(b) Plan or the Contractholder under all other Plans has the voting interest.

The number of votes that are available will be calculated separately for each Variable Account. That number will be determined by applying the Participant’s percentage interest, if any, in a particular Variable Account to the total number of votes attributable to that Variable Account. The Participant or

Contractholder, as applicable, hold a voting interest in each Variable Account to which a Participant’s Variable Account Value is allocated. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Eligible Funds.

Shares for which we do not receive timely instructions and shares we hold as to which Participants and Contractholders have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in the Variable Account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

DISTRIBUTION OF THE CONTRACTS

GWFS is the principal underwriter and the distributor of the Contracts, and is a wholly-owned indirect subsidiary of Great-West. GWFS is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado 80111, telephone (800) 701-8255.

The maximum commission as a percentage of the Contributions made under a Contract payable to GWFS agents, independent registered insurance brokers and other registered broker-dealers is 8.0%. An expense allowance that will not exceed 40% of the maximum commission paid may also be paid to GWFS agents, independent registered insurance brokers, and other registered broker-dealers. Additionally, a maximum of 1% of Contributions may also be paid as a persistency bonus to qualifying brokers.

Compensation paid to GWFS agents, independent registered insurance brokers and other broker-dealers is not paid directly by Contractholders or the Series Account. Great-West and its affiliates intend to fund this compensation through fees and charges imposed under the Contract, and from profits on payments received by Great-West and its affiliates for providing administrative, marketing, and other support and services to the Eligible Funds. (See “Payments We Receive” above.) Great-West and its affiliates pay a portion of the compensation received from Eligible Funds to GWFS agents, independent registered insurance brokers and other broker-dealers for distribution services.

In addition to the direct cash compensation described above for sales of the Contacts, Great-West and/or its affiliates may also pay GWFS agents additional cash and non-cash incentives to promote the sale of the Contract and other products distributed by GWFS, including Portfolios of Great-West Funds, which are Eligible Funds under the Contract. Great-West and/or its affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which GWFS agents may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, Great-West and/or its affiliates may also pay for travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive payments may vary depending on the arrangement in place at any particular time. Cash incentives payable to GWFS agents may be based on certain performance measurements, including a percentage of the net amount invested in certain Eligible Funds through the Contract. These additional payments could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a GWFS agent to recommend or sell the Contract instead of other products, or recommend certain Eligible Funds under the Contract over other Eligible Funds, which may not necessarily be to your benefit.

You should ask your GWFS agent, independent registered insurance broker or other broker-dealer representative for further information about compensation he or she may receive in connection with your purchase of a Contract.

STATE VARIATIONS

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights and issue age limitations. This prospectus describes the material rights and obligations of a Contractholder, and the maximum fees and charges for all Contract features and benefits are set forth in the fee table of this prospectus. State specific variations will be included in your Contract or in endorsements attached to your Contract. See your agent or contact us for information that is specific to your state.

STATE REGULATION

As a life insurance company organized and operated under Colorado law, Great-West is subject to Colorado law and to regulation by the Colorado Commissioner of Insurance. Great-West’s books and accounts are subject to review and examination by the Colorado Insurance Department at all times, and a full examination of its operations is conducted by the National Association of Insurance Commissioners (“NAIC”) at least once every three years.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 36.105 of the Teacher Retirement System of Texas permits Participants in the Texas Optional Retirement Program (“ORP”) to redeem their interest in a variable annuity contract issued under the ORP only upon termination of employment in the Texas public institutions of higher education, retirement, or death. Accordingly, if you are a Participant in the ORP you will be required to obtain a certificate of termination from your employer before you can redeem your Participant Account.

REPORTS

We will send all Participants, at least semi-annually, reports concerning the operations of the Series Account. In addition, we will send all Participants at least annually a statement of his or her Participant Account Value.

RIGHTS RESERVED BY GREAT-WEST

We reserve the right to make certain changes if, in our judgment, they would best serve the interests of Contractholders or Participants, or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. When required by law, Great-West will obtain the applicable Participant’s or Contractholder’s approval of the changes, as well as approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

•	to operate the Series Account in any form permitted under the Investment Company Act of 1940, or in any other form permitted by law;
•	to deregister the Series Account under the Investment Company Act of 1940;
•	to eliminate Variable Accounts, to combine two or more Variable Accounts, or to substitute a new Eligible Fund for the Eligible Fund in which a Variable Account invests;
•

to Transfer any assets in any Variable Account to another Variable Account, or to any other segregated investment account we may establish from time to time; to add, combine or remove a Variable Account of the Series Account; or to combine the Series Account with other separate investment accounts;

•	to substitute, for the Eligible Fund shares underlying any Variable Account, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law;
•	to make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity;
•	to change the time or time of day at which a Valuation Date is deemed to have ended;
•

to make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including to change the way we assess charges, but without increasing as to any then-outstanding Contract the aggregate amount of the types of charges Great-West has guaranteed; and

•	to reject any application at our discretion.

Great-West will provide notice of these changes to the Contractholder at the Contractholder’s last known address on file with Great-West.

Because some of the Eligible Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life products, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more other separate accounts investing in the Eligible Funds. If a material conflict arises, Great-West and other affected insurance companies are required to take any necessary steps to resolve the matter, including stopping our respective separate accounts from investing in the Eligible Funds.

Adding and Discontinuing Investment Options

We may offer new or cease offering existing Eligible Funds, or make other changes to the investment options as we deem necessary and subject to the approval of the state insurance department. If Eligible Funds are added or eliminated, or other changes are made to the investment options, we will give notice to the Contractholder. The absence of an objection by the Contractholder to such notice will be considered consent to the change(s). If we do not receive an objection from the Contractholder, we will complete Transfers between account options as disclosed in the notice as of the effective date of the change. Such allocation will be in effect until such time as we receive a written Request in good order for a different allocation.

If Great-West informs you that we are discontinuing a Variable Account or Fixed Account to which you are allocating money, we will ask that you promptly submit alternative allocation instructions. If Great-West does not receive your changed allocation instructions, we may return all affected Contributions or allocate those Contributions as indicated in the written notice provided to you. Contributions and Transfers you make to a discontinued Variable Account or Fixed Account before the effective date of the notice may be kept in the discontinued Variable Account or Fixed Accounts.

In addition, we may discontinue all investment options under the Contracts and refuse to accept any new Contributions. Should this occur, we will follow the procedures as set forth under the heading, “Contract Termination.”

If Great-West makes new Variable Accounts or Fixed Accounts available under the Contracts, in our sole discretion, we may or may not make those new Variable Accounts or Fixed Accounts available to you.

Substitution of Investments

If we determine to discontinue a Variable Account, in our sole discretion, we may substitute shares of another mutual fund for the shares of the corresponding Eligible Fund. No substitution may take place without prior notice to you and the Contractholders.

Restorations

Great-West may agree to restore under the Contract all or a portion of the back-end load charges, market value adjustments, or other investment charges from Plan assets under a prior investment option. The restoration amount will be based on the dollar amounts Transferred to the Contract from the prior investment option.

LEGAL PROCEEDINGS

There are no pending legal proceedings that would have an adverse material effect on the Series Account or GWFS, the principal underwriter and distributor of the Contract. Great-West is engaged in various kinds of routine litigation that, in our judgment, is not material to its total assets or material with respect to the Series Account.

LEGAL MATTERS

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP.

Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of each of the investment divisions of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein and elsewhere in the Registration Statement. The consolidated financial statements of Great-West Life & Annuity Insurance Company and subsidiaries included in this Statement of Additional Information and the related financial statement schedule included elsewhere in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein and elsewhere in the Registration Statement (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedule and includes an explanatory paragraph referring to the retrospective adoption of a change in accounting for costs associated with acquiring or renewing insurance contracts). Such financial statements and financial statement schedule have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for owners, annuitants, beneficiaries, and other payees.

AVAILABLE INFORMATION

We have filed a Registration Statement (“Registration Statement”) with the SEC under the 1933 Act relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Please consult the Registration Statement and exhibits for further information relating to Great-West and the Contracts. Statements contained in this Prospectus, regarding the content of the Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, please consult the instruments as filed as exhibits to the Registration Statement.

The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract and the Series Account. To request the SAI or other information about the Contract, or to make any inquiries about the Contract, contact Great-West toll-free at (800) 537-2033 or via email at webmaster@gwrs.com. Please include the following in your email: (i) your name; (ii) address; and (iii) employer’s name or Plan number.

You can also review and copy any materials filed with the SEC at its Public Reference Room of the SEC located at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at (800) SEC-0330.

The SAI contains more specific information and financial statements relating to the Series Account and Great-West such as:

1.	Custodian and Independent Registered Public Accounting Firm;
2.	Underwriter; and
3.	Financial Statements

APPENDIX A

CONDENSED FINANCIAL INFORMATION

Selected Data for Accumulation Units Outstanding Throughout Each Period

For the Periods Ended December 31

INVESTMENT DIVISION (1.25)	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER BALANCED
Value at beginning of period	12.64	12.79	11.74	9.20	13.65	12.30	11.89	11.10	10.75	9.15
Value at end of period	13.26	12.64	12.79	11.74	9.20	13.65	12.30	11.89	11.10	10.75
Number of accumulation units outstanding at end of period	84,531	97,357	105,692	124,068	135,926	160,051	204,047	282,956	361,506	507,090
ALGER MID CAP GROWTH
Value at beginning of period	13.88	15.32	12.99	8.67	21.09	16.23	14.92	13.76	12.32	8.44
Value at end of period	15.92	13.88	15.32	12.99	8.67	21.09	16.23	14.92	13.76	12.32
Number of accumulation units outstanding at end of period	398,432	455,705	521,171	600,301	695,209	787,163	798,799	906,338	1,019,546	969,663
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	19.99	19.55	17.47	15.76	19.96	19.86	16.83	16.64	14.97	12.20
Value at end of period	22.02	19.99	19.55	17.47	15.76	19.96	19.86	16.83	16.64	14.97
Number of accumulation units outstanding at end of period	229,234	246,697	247,356	267,342	321,570	362,842	392,400	343,034	314,151	272,460
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	9.80	10.47	9.47	7.15	11.91	10.90	10.00
Value at end of period	11.64	9.80	10.47	9.47	7.15	11.91	10.90
Number of accumulation units outstanding at end of period	231,000	229,516	251,784	294,792	271,562	191,772	112,300
ARTISAN INTERNATIONAL
Value at beginning of period	9.76	10.66	10.19	7.38	14.09	11.92	9.61	8.37	7.20	5.64
Value at end of period	12.09	9.76	10.66	10.19	7.38	14.09	11.92	9.61	8.37	7.20
Number of accumulation units outstanding at end of period	477,809	483,977	572,418	676,153	801,865	843,709	709,670	607,533	566,120	441,205
COLUMBIA MID CAP VALUE
Value at beginning of period	8.96	9.51	7.85	6.03	10.00
Value at end of period	10.29	8.96	9.51	7.85	6.03
Number of accumulation units outstanding at end of period	28,482	36,654	27,428	9,540	12,014
DAVIS NEW YORK VENTURE
Value at beginning of period	9.10	9.71	8.80	6.77	11.48	11.11	10.00
Value at end of period	10.10	9.10	9.71	8.80	6.77	11.48	11.11
Number of accumulation units outstanding at end of period	141,561	145,018	167,905	174,809	184,023	153,394	95,284
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	10.89	11.64	10.47	9.29	13.24	12.12	10.58	10.51	9.93	8.12
Value at end of period	11.83	10.89	11.64	10.47	9.29	13.24	12.12	10.58	10.51	9.93
Number of accumulation units outstanding at end of period	145,223	146,881	174,165	206,125	270,428	266,493	259,727	291,626	287,370	199,655
FIDELITY VIP CONTRAFUND
Value at beginning of period	18.63	19.35	16.72	12.47	21.97	18.92	17.15	14.85	13.02	10.26
Value at end of period	21.42	18.63	19.35	16.72	12.47	21.97	18.92	17.15	14.85	13.02
Number of accumulation units outstanding at end of period	708,366	801,424	892,773	962,571	1,133,567	1,192,185	1,196,867	1,197,490	1,060,680	968,316
FIDELITY VIP GROWTH
Value at beginning of period	24.36	24.61	20.07	15.84	30.36	24.22	22.95	21.96	21.51	16.40
Value at end of period	27.59	24.36	24.61	20.07	15.84	30.36	24.22	22.95	21.96	21.51
Number of accumulation units outstanding at end of period	1,274,775	1,419,860	1,560,405	1,774,345	1,975,509	2,186,929	2,509,549	2,896,522	3,372,754	3,581,269
GREAT-WEST AGGRESSIVE PROFILE I
Value at beginning of period	15.83	16.77	14.69	11.19	18.89	17.86	15.65	14.57	12.62	9.79
Value at end of period	18.20	15.83	16.77	14.69	11.19	18.89	17.86	15.65	14.57	12.62
Number of accumulation units outstanding at end of period	422,361	447,688	491,718	518,782	590,961	608,020	473,756	411,970	464,163	413,779
GREAT-WEST ARIEL MID-CAP VALUE

Value at beginning of period	40.32	43.84	37.13	23.01	39.19	40.17	36.54	35.78	32.27	25.21
Value at end of period	47.87	40.32	43.84	37.13	23.01	39.19	40.17	36.54	35.78	32.27
Number of accumulation units outstanding at end of period	514,832	594,271	652,674	724,730	808,809	924,175	1,031,768	1,193,814	1,365,697	1,454,196
GREAT-WEST ARIEL SMALL-CAP VALUE
Value at beginning of period	35.57	40.63	31.81	19.38	36.30	37.69	33.91	34.50	28.60	22.41
Value at end of period	42.22	35.57	40.63	31.81	19.38	36.30	37.69	33.91	34.50	28.60
Number of accumulation units outstanding at end of period	127,513	146,545	171,042	187,768	198,701	219,354	264,867	305,994	348,781	311,678
GREAT-WEST BOND INDEX
Value at beginning of period	17.53	16.56	15.74	15.01	14.29	13.55	13.22	13.11	12.86	12.63
Value at end of period	17.98	17.53	16.56	15.74	15.01	14.29	13.55	13.22	13.11	12.86
Number of accumulation units outstanding at end of period	422,879	415,566	420,370	424,797	448,435	429,371	445,997	498,248	497,493	477,603
GREAT-WEST CONSERVATIVE PROFILE I
Value at beginning of period	17.12	17.15	15.97	13.43	15.77	15.13	14.22	13.81	13.08	11.90
Value at end of period	18.43	17.12	17.15	15.97	13.43	15.77	15.13	14.22	13.81	13.08
Number of accumulation units outstanding at end of period	244,916	243,948	267,233	269,815	319,636	336,431	325,550	365,148	395,709	391,482
GREAT-WEST INVESCO ADR
Value at beginning of period	18.06	21.47	20.59	15.96	27.03	25.48	20.83	18.95	16.04	12.37
Value at end of period	20.44	18.06	21.47	20.59	15.96	27.03	25.48	20.83	18.95	16.04
Number of accumulation units outstanding at end of period	111,445	119,253	133,091	138,733	172,218	205,612	226,408	237,960	257,016	277,890
GREAT-WEST LIFETIME 2015 PORTFOLIO II
Value at beginning of period	12.75	12.72	11.54	10.00
Value at end of period	14.09	12.75	12.72	11.54
Number of accumulation units outstanding at end of period	83,249	52,527	35,823	5,038
GREAT-WEST LIFETIME 2025 PORTFOLIO II
Value at beginning of period	12.97	13.27	11.87	10.00
Value at end of period	14.60	12.97	13.27	11.87
Number of accumulation units outstanding at end of period	46,712	33,096	14,675	2,239
GREAT-WEST LIFETIME 2035 PORTFOLIO II
Value at beginning of period	13.10	13.70	12.10	10.00
Value at end of period	14.98	13.10	13.70	12.10
Number of accumulation units outstanding at end of period	34,730	23,673	26,015	3,494
GREAT-WEST LIFETIME 2045 PORTFOLIO II
Value at beginning of period	13.10	13.83	12.18	10.00
Value at end of period	15.06	13.10	13.83	12.18
Number of accumulation units outstanding at end of period	4,213	2,578	801	4
GREAT-WEST LIFETIME 2055 PORTFOLIO II
Value at beginning of period	13.07	13.86	12.21	10.00
Value at end of period	15.05	13.07	13.86	12.21
Number of accumulation units outstanding at end of period	3,128	3,283	2,790	—
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	37.57	36.43	32.71	23.92	30.95	28.99	26.43	25.80	23.54	18.32
Value at end of period	43.05	37.57	36.43	32.71	23.92	30.95	28.99	26.43	25.80	23.54
Number of accumulation units outstanding at end of period	298,242	335,451	382,396	432,073	501,562	568,195	583,191	591,266	669,014	746,691
GREAT-WEST LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	21.92	22.65	18.50	14.65	22.02	21.61	18.54	17.70	14.67	11.06
Value at end of period	25.09	21.92	22.65	18.50	14.65	22.02	21.61	18.54	17.70	14.67
Number of accumulation units outstanding at end of period	138,747	169,612	183,955	199,637	262,010	273,268	278,783	281,738	283,364	275,697
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	18.38	18.96	17.58	13.50	29.57	28.18	21.00	18.22	15.52	11.61
Value at end of period	21.27	18.38	18.96	17.58	13.50	29.57	28.18	21.00	18.22	15.52

Number of accumulation units outstanding at end of period	577,471	651,302	732,268	863,754	1,010,649	1,204,175	1,304,163	1,332,677	1,465,698	1,561,871
GREAT-WEST MODERATE PROFILE I
Value at beginning of period	17.51	17.95	16.30	13.26	17.51	16.55	14.96	14.26	12.96	10.92
Value at end of period	19.41	17.51	17.95	16.30	13.26	17.51	16.55	14.96	14.26	12.96
Number of accumulation units outstanding at end of period	1,116,541	1,211,967	1,319,574	1,483,826	1,757,378	1,855,514	1,855,693	1,891,083	1,877,576	1,414,644
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	17.52	18.13	16.23	12.78	18.55	17.51	15.58	14.66	13.09	10.69
Value at end of period	19.71	17.52	18.13	16.23	12.78	18.55	17.51	15.58	14.66	13.09
Number of accumulation units outstanding at end of period	776,433	797,798	839,642	958,183	1,113,522	1,114,055	1,040,301	1,000,633	1,006,340	899,457
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	16.62	16.84	15.50	12.85	15.89	15.13	13.94	13.32	12.30	10.69
Value at end of period	18.15	16.62	16.84	15.50	12.85	15.89	15.13	13.94	13.32	12.30
Number of accumulation units outstanding at end of period	242,823	276,136	258,056	258,046	306,941	306,121	311,502	334,455	359,798	320,327
GREAT-WEST MONEY MARKET
Value at beginning of period	22.03	22.31	22.59	22.87	22.73	21.98	21.28	20.97	21.04	21.15
Value at end of period	21.76	22.03	22.31	22.59	22.87	22.73	21.98	21.28	20.97	21.04
Number of accumulation units outstanding at end of period	1,568,720	1,711,196	1,890,668	2,273,516	2,742,705	2,865,081	3,273,224	2,922,593	3,520,072	5,003,092
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	32.54	32.83	26.45	21.43	31.61	32.27	28.52	26.98	22.43	16.44
Value at end of period	37.21	32.54	32.83	26.45	21.43	31.61	32.27	28.52	26.98	22.43
Number of accumulation units outstanding at end of period	198,041	217,566	252,265	267,813	327,752	347,187	405,772	454,112	469,014	467,773
GREAT-WEST SMALL-CAP GROWTH
Value at beginning of period	25.52	25.99	21.28	16.31	28.12	25.36	25.01	24.21	23.13	17.88
Value at end of period	28.98	25.52	25.99	21.28	16.31	28.12	25.36	25.01	24.21	23.13
Number of accumulation units outstanding at end of period	290,539	321,780	375,024	425,940	474,174	548,428	684,792	885,286	1,081,960	1,211,953
GREAT-WEST STOCK INDEX
Value at beginning of period	77.78	77.81	68.23	54.50	87.99	84.74	74.82	72.13	65.95	52.09
Value at end of period	88.71	77.78	77.81	68.23	54.50	87.99	84.74	74.82	72.13	65.95
Number of accumulation units outstanding at end of period	1,319,184	1,498,539	1,682,066	1,912,513	2,189,488	2,527,736	2,936,934	3,391,399	3,909,123	4,346,739
GREAT-WEST T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	30.97	31.64	27.84	22.52	35.73	35.04	29.79	28.97	25.50	20.55
Value at end of period	35.85	30.97	31.64	27.84	22.52	35.73	35.04	29.79	28.97	25.50
Number of accumulation units outstanding at end of period	1,031,488	1,114,111	1,255,963	1,440,120	1,630,722	1,888,080	2,079,127	2,347,942	2,511,483	2,520,857
GREAT-WEST T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period	27.40	28.22	22.41	15.66	26.59	23.04	21.86	19.39	16.62	12.21
Value at end of period	30.76	27.40	28.22	22.41	15.66	26.59	23.04	21.86	19.39	16.62
Number of accumulation units outstanding at end of period	414,015	455,356	503,442	556,991	637,348	681,806	771,123	807,849	823,866	759,247
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	24.18	23.16	22.22	21.22	20.18	19.19	18.62	18.45	17.98	17.75
Value at end of period	24.65	24.18	23.16	22.22	21.22	20.18	19.19	18.62	18.45	17.98
Number of accumulation units outstanding at end of period	925,368	976,963	1,041,298	1,191,824	1,304,643	1,301,371	1,400,251	1,567,980	1,771,545	1,997,775
INVESCO AMERICAN FRANCHISE
Value at beginning of period	5.94	6.46	5.59	4.53	7.40	6.49	6.14	6.03	5.85	4.73
Value at end of period	6.64	5.94	6.46	5.59	4.53	7.40	6.49	6.14	6.03	5.85
Number of accumulation units outstanding at end of period	48,353	52,198	50,603	55,744	64,640	70,632	96,684	118,414	163,913	232,084
INVESCO AMERICAN VALUE
Value at beginning of period	10.06	10.15	8.46	6.16	10.00
Value at end of period	11.59	10.06	10.15	8.46	6.16
Number of accumulation units outstanding at end of period	49,552	17,502	16,591	10,121	4,407
INVESCO COMSTOCK

Value at beginning of period	9.51	9.84	8.64	6.77	10.73	11.10	10.00
Value at end of period	11.13	9.51	9.84	8.64	6.77	10.73	11.10
Number of accumulation units outstanding at end of period	47,185	44,870	56,448	53,770	54,557	49,771	40,092
INVESCO DYNAMICS
Value at beginning of period	6.60	6.99	5.74	4.07	7.78	7.01	6.09	5.59	5.05	3.70
Value at end of period	7.36	6.60	6.99	5.74	4.07	7.78	7.01	6.09	5.59	5.05
Number of accumulation units outstanding at end of period	120,368	136,841	153,712	171,237	191,888	220,943	252,800	294,460	361,315	513,982
INVESCO SMALL CAP GROWTH
Value at beginning of period	13.96	14.31	11.48	8.64	14.29	12.99	11.51	10.76	10.20	7.42
Value at end of period	16.31	13.96	14.31	11.48	8.64	14.29	12.99	11.51	10.76	10.20
Number of accumulation units outstanding at end of period	23,938	25,710	29,519	44,821	53,314	65,826	79,717	108,282	152,094	112,015
JANUS TWENTY
Value at beginning of period	6.95	7.67	7.26	5.13	8.95	6.67	6.01	5.56	4.55	3.67
Value at end of period	8.40	6.95	7.67	7.26	5.13	8.95	6.67	6.01	5.56	4.55
Number of accumulation units outstanding at end of period	341,169	377,163	427,748	474,976	517,052	577,094	668,651	814,885	975,646	1,052,302
JANUS WORLDWIDE
Value at beginning of period	5.33	6.27	5.49	4.04	7.44	6.89	5.92	5.66	5.43	4.43
Value at end of period	6.31	5.33	6.27	5.49	4.04	7.44	6.89	5.92	5.66	5.43
Number of accumulation units outstanding at end of period	105,721	127,994	148,496	177,710	195,412	224,215	273,371	354,521	487,047	625,391
JENSEN QUALITY GROWTH
Value at beginning of period	11.72	12.01	10.90	8.58	12.26	11.60	10.33	10.63	10.00
Value at end of period	13.11	11.72	12.01	10.90	8.58	12.26	11.60	10.33	10.63
Number of accumulation units outstanding at end of period	39,020	44,983	54,202	60,969	77,571	84,247	88,578	78,262	64,552
LEGG MASON CAPITAL MANAGEMENT VALUE TRUST
Value at beginning of period	8.64	9.05	8.54	6.11	13.67	14.73	14.00	13.37	12.01	8.42
Value at end of period	9.90	8.64	9.05	8.54	6.11	13.67	14.73	14.00	13.37	12.01
Number of accumulation units outstanding at end of period	81,128	102,201	146,783	173,235	279,166	410,073	480,467	538,264	524,291	347,682
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	13.16	13.91	11.31	10.00
Value at end of period	14.26	13.16	13.91	11.31
Number of accumulation units outstanding at end of period	21,092	37,989	35,846	6,311
MAINSTAY U.S. SMALL CAP
Value at beginning of period	9.85	10.28	8.39	5.73	9.19	11.27	10.00
Value at end of period	10.92	9.85	10.28	8.39	5.73	9.19	11.27
Number of accumulation units outstanding at end of period	8,125	8,479	8,796	10,934	17,190	19,255	11,416
MFS GROWTH
Value at beginning of period	10.47	10.67	9.56	7.80	12.46	11.01	10.50	10.49	9.97	7.93
Value at end of period	12.11	10.47	10.67	9.56	7.80	12.46	11.01	10.50	10.49	9.97
Number of accumulation units outstanding at end of period	4,303	4,326	10,157	12,767	13,697	14,737	16,098	21,094	27,748	25,361
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	10.33	10.63	9.86	6.96	13.02	11.59	10.91	10.56	10.04	7.85
Value at end of period	11.60	10.33	10.63	9.86	6.96	13.02	11.59	10.91	10.56	10.04
Number of accumulation units outstanding at end of period	106,537	113,736	128,223	161,696	187,574	168,434	158,882	192,715	188,216	113,836
OPPENHEIMER GLOBAL
Value at beginning of period	13.52	15.00	13.13	9.55	16.39	15.67	13.51	12.02	10.00
Value at end of period	16.12	13.52	15.00	13.13	9.55	16.39	15.67	13.51	12.02
Number of accumulation units outstanding at end of period	247,946	266,225	260,730	264,903	282,402	297,166	274,859	197,284	87,133
PIMCO TOTAL RETURN
Value at beginning of period	16.31	15.89	14.82	13.22	12.80	11.91	11.63	11.47	11.07	10.66
Value at end of period	17.73	16.31	15.89	14.82	13.22	12.80	11.91	11.63	11.47	11.07

Number of accumulation units outstanding at end of period	513,760	496,046	538,783	510,188	585,619	487,477	492,615	617,969	590,778	494,056
PIONEER EQUITY INCOME VCT
Value at beginning of period	13.71	13.12	11.15	9.91	14.43	14.54	12.05	11.56	10.09	8.36
Value at end of period	14.89	13.71	13.12	11.15	9.91	14.43	14.54	12.05	11.56	10.09
Number of accumulation units outstanding at end of period	31,461	41,703	49,695	46,591	59,768	71,927	86,720	87,760	69,880	58,894
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	12.27	12.06	10.82	7.39	10.00
Value at end of period	13.92	12.27	12.06	10.82	7.39
Number of accumulation units outstanding at end of period	58,418	49,260	73,016	96,919	11,078
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	7.29	9.39	8.03	5.20	10.00
Value at end of period	8.77	7.29	9.39	8.03	5.20
Number of accumulation units outstanding at end of period	82,107	86,380	90,510	79,599	5,483
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	12.12	12.29	10.04	7.68	13.23	11.94	11.91	10.00
Value at end of period	13.77	12.12	12.29	10.04	7.68	13.23	11.94	11.91
Number of accumulation units outstanding at end of period	260,831	289,709	296,172	312,062	348,844	309,251	265,792	83,796
ROYCE TOTAL RETURN
Value at beginning of period	9.94	10.27	8.45	6.80	10.00
Value at end of period	11.20	9.94	10.27	8.45	6.80
Number of accumulation units outstanding at end of period	30,245	31,293	34,177	17,267	18,287
RS SELECT GROWTH
Value at beginning of period	14.23	13.69	10.54	7.24	13.33	11.87	11.13	11.45	10.00
Value at end of period	16.67	14.23	13.69	10.54	7.24	13.33	11.87	11.13	11.45
Number of accumulation units outstanding at end of period	10,544	11,098	12,245	13,471	14,900	17,473	22,335	36,707	40,784
RS SMALL CAP GROWTH
Value at beginning of period	6.07	6.29	4.99	3.42	6.37	5.66	5.23	5.26	4.63	3.19
Value at end of period	6.88	6.07	6.29	4.99	3.42	6.37	5.66	5.23	5.26	4.63
Number of accumulation units outstanding at end of period	150,566	167,321	189,304	217,189	247,984	289,889	353,118	439,674	669,643	759,394

INVESTMENT DIVISION (0.95)	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER BALANCED
Value at beginning of period	13.12	13.24	12.12	9.46	14.00	12.58	12.13	11.29	10.90	9.25
Value at end of period	13.81	13.12	13.24	12.12	9.46	14.00	12.58	12.13	11.29	10.90
Number of accumulation units outstanding at end of period	5,799	7,631	8,994	11,503	19,897	35,592	45,008	58,289	76,225	103,854
ALGER MID CAP GROWTH
Value at beginning of period	14.40	15.84	13.40	8.92	21.62	16.59	15.20	13.98	12.48	8.52
Value at end of period	16.57	14.40	15.84	13.40	8.92	21.62	16.59	15.20	13.98	12.48
Number of accumulation units outstanding at end of period	45,081	57,221	59,600	70,436	104,666	157,413	161,494	192,952	217,886	259,232
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	20.69	20.17	17.97	16.17	20.42	20.25	17.11	16.86	15.13	12.29
Value at end of period	22.86	20.69	20.17	17.97	16.17	20.42	20.25	17.11	16.86	15.13
Number of accumulation units outstanding at end of period	34,958	34,009	34,940	31,825	71,503	89,541	110,578	81,529	97,688	84,913
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	9.96	10.60	9.56	7.20	11.96	10.92	10.00
Value at end of period	11.86	9.96	10.60	9.56	7.20	11.96	10.92
Number of accumulation units outstanding at end of period	60,585	50,738	60,919	66,588	56,833	22,919	13,093
ARTISAN INTERNATIONAL
Value at beginning of period	10.11	11.00	10.49	7.57	14.42	12.15	9.77	8.49	7.27	5.69
Value at end of period	12.55	10.11	11.00	10.49	7.57	14.42	12.15	9.77	8.49	7.27
Number of accumulation units outstanding at end of period	110,631	102,291	94,658	121,618	150,700	170,418	163,261	99,169	125,161	91,564

COLUMBIA MID CAP VALUE
Value at beginning of period	9.06	9.58	7.89	6.04	10.00
Value at end of period	10.44	9.06	9.58	7.89	6.04
Number of accumulation units outstanding at end of period	1,726	11,773	5,175	3,834	118
DAVIS NEW YORK VENTURE
Value at beginning of period	9.25	9.84	8.89	6.82	11.52	11.12	10.00
Value at end of period	10.30	9.25	9.84	8.89	6.82	11.52	11.12
Number of accumulation units outstanding at end of period	11,945	13,316	14,138	19,199	26,811	10,533	12,281
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	11.21	11.95	10.72	9.48	13.47	12.29	10.70	10.60	9.98	8.14
Value at end of period	12.21	11.21	11.95	10.72	9.48	13.47	12.29	10.70	10.60	9.98
Number of accumulation units outstanding at end of period	17,658	17,867	24,501	28,417	36,946	43,182	49,094	50,895	57,946	51,299
FIDELITY VIP CONTRAFUND
Value at beginning of period	19.38	20.07	17.29	12.86	22.58	19.39	17.52	15.13	13.22	10.39
Value at end of period	22.35	19.38	20.07	17.29	12.86	22.58	19.39	17.52	15.13	13.22
Number of accumulation units outstanding at end of period	172,841	174,803	165,490	171,513	198,360	208,562	263,016	252,193	283,624	308,230
FIDELITY VIP GROWTH
Value at beginning of period	19.10	19.24	15.64	12.31	23.53	18.71	17.67	16.86	16.47	12.51
Value at end of period	21.70	19.10	19.24	15.64	12.31	23.53	18.71	17.67	16.86	16.47
Number of accumulation units outstanding at end of period	220,512	250,668	270,801	288,238	347,881	470,371	596,592	692,137	1,022,347	1,390,635
GREAT-WEST AGGRESSIVE PROFILE I
Value at beginning of period	16.53	17.46	15.25	11.58	19.49	18.37	16.05	14.90	12.87	9.95
Value at end of period	19.07	16.53	17.46	15.25	11.58	19.49	18.37	16.05	14.90	12.87
Number of accumulation units outstanding at end of period	80,234	77,458	71,018	60,427	115,258	136,520	177,462	196,877	221,131	223,835
GREAT-WEST ARIEL MID-CAP VALUE
Value at beginning of period	31.91	34.59	29.21	18.05	30.65	31.32	28.40	27.73	24.93	19.42
Value at end of period	38.00	31.91	34.59	29.21	18.05	30.65	31.32	28.40	27.73	24.93
Number of accumulation units outstanding at end of period	129,195	137,596	158,399	176,218	205,569	248,363	290,260	342,205	474,476	545,902
GREAT-WEST ARIEL SMALL-CAP VALUE
Value at beginning of period	33.77	38.45	30.02	18.24	34.05	35.25	31.62	32.08	26.51	20.71
Value at end of period	40.21	33.77	38.45	30.02	18.24	34.05	35.25	31.62	32.08	26.51
Number of accumulation units outstanding at end of period	46,621	45,969	49,635	58,774	68,783	83,765	94,314	110,899	136,294	125,335
GREAT-WEST BOND INDEX
Value at beginning of period	18.19	17.13	16.23	15.44	14.65	13.85	13.47	13.32	13.02	12.75
Value at end of period	18.72	18.19	17.13	16.23	15.44	14.65	13.85	13.47	13.32	13.02
Number of accumulation units outstanding at end of period	62,999	61,520	62,186	62,702	68,715	77,840	84,761	89,370	188,711	241,013
GREAT-WEST CONSERVATIVE PROFILE I
Value at beginning of period	17.98	17.96	16.68	13.99	16.37	15.66	14.67	14.21	13.42	12.17
Value at end of period	19.42	17.98	17.96	16.68	13.99	16.37	15.66	14.67	14.21	13.42
Number of accumulation units outstanding at end of period	29,795	27,790	34,316	31,161	34,167	35,019	58,633	67,219	61,350	62,437
GREAT-WEST INVESCO ADR
Value at beginning of period	17.55	20.80	19.89	15.37	25.94	24.39	19.87	18.03	15.21	11.70
Value at end of period	19.91	17.55	20.80	19.89	15.37	25.94	24.39	19.87	18.03	15.21
Number of accumulation units outstanding at end of period	23,070	24,506	24,279	28,473	39,914	45,889	57,813	53,209	71,949	80,506
GREAT-WEST LIFETIME 2015 PORTFOLIO II
Value at beginning of period	12.85	12.78	11.56	10.00
Value at end of period	14.24	12.85	12.78	11.56
Number of accumulation units outstanding at end of period	21,095	11,461	7,733	—
GREAT-WEST LIFETIME 2025 PORTFOLIO II
Value at beginning of period	13.08	13.34	11.89	10.00

Value at end of period	14.76	13.08	13.34	11.89
Number of accumulation units outstanding at end of period	7,820	6,120	5,736	—
GREAT-WEST LIFETIME 2035 PORTFOLIO II
Value at beginning of period	13.20	13.77	12.13	10.00
Value at end of period	15.15	13.20	13.77	12.13
Number of accumulation units outstanding at end of period	9,580	4,104	3,151	—
GREAT-WEST LIFETIME 2045 PORTFOLIO II
Value at beginning of period	13.20	13.90	12.20	10.00
Value at end of period	15.22	13.20	13.90	12.20
Number of accumulation units outstanding at end of period	2,482	1,383	274	—
GREAT-WEST LIFETIME 2055 PORTFOLIO II
Value at beginning of period	13.18	13.93	12.24	10.00
Value at end of period	15.22	13.18	13.93	12.24
Number of accumulation units outstanding at end of period	884	—	—	—
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	32.66	31.57	28.26	20.61	26.59	24.83	22.56	21.96	19.98	15.50
Value at end of period	37.53	32.66	31.57	28.26	20.61	26.59	24.83	22.56	21.96	19.98
Number of accumulation units outstanding at end of period	56,603	58,515	57,707	67,311	97,405	114,805	151,708	156,163	171,311	198,216
GREAT-WEST LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	22.88	23.58	19.20	15.16	22.72	22.22	19.01	18.09	14.95	11.24
Value at end of period	26.27	22.88	23.58	19.20	15.16	22.72	22.22	19.01	18.09	14.95
Number of accumulation units outstanding at end of period	33,612	36,271	37,534	47,024	67,079	69,441	79,269	72,077	92,902	99,214
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	17.69	18.20	16.83	12.88	28.13	26.72	19.86	17.18	14.59	10.88
Value at end of period	20.54	17.69	18.20	16.83	12.88	28.13	26.72	19.86	17.18	14.59
Number of accumulation units outstanding at end of period	159,627	171,353	178,805	203,159	235,977	298,921	365,143	357,452	441,413	493,274
GREAT-WEST MODERATE PROFILE I
Value at beginning of period	18.26	18.67	16.90	13.71	18.04	17.00	15.33	14.56	13.20	11.09
Value at end of period	20.30	18.26	18.67	16.90	13.71	18.04	17.00	15.33	14.56	13.20
Number of accumulation units outstanding at end of period	180,758	195,563	186,628	215,184	318,096	369,564	547,575	558,495	681,396	591,152
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	18.28	18.86	16.83	13.22	19.12	18.00	15.97	14.98	13.34	10.86
Value at end of period	20.62	18.28	18.86	16.83	13.22	19.12	18.00	15.97	14.98	13.34
Number of accumulation units outstanding at end of period	105,276	117,207	124,461	166,471	260,851	364,302	483,884	499,548	601,114	541,884
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	17.27	17.45	16.01	13.24	16.32	15.48	14.22	13.55	12.48	10.81
Value at end of period	18.92	17.27	17.45	16.01	13.24	16.32	15.48	14.22	13.55	12.48
Number of accumulation units outstanding at end of period	50,513	51,388	39,026	48,352	87,392	80,904	125,518	130,069	128,601	130,774
GREAT-WEST MONEY MARKET
Value at beginning of period	13.67	13.80	13.93	14.06	13.93	13.43	12.96	12.74	12.74	12.77
Value at end of period	13.54	13.67	13.80	13.93	14.06	13.93	13.43	12.96	12.74	12.74
Number of accumulation units outstanding at end of period	409,648	443,589	489,278	583,601	685,611	794,312	995,746	972,440	1,291,659	1,906,337
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	30.13	30.31	24.35	19.67	28.93	29.44	25.95	24.47	20.28	14.82
Value at end of period	34.57	30.13	30.31	24.35	19.67	28.93	29.44	25.95	24.47	20.28
Number of accumulation units outstanding at end of period	60,611	57,426	57,963	65,963	79,407	84,733	91,659	95,299	190,285	202,952
GREAT-WEST SMALL-CAP GROWTH
Value at beginning of period	22.05	22.39	18.27	13.96	24.00	21.58	21.22	20.48	19.51	15.04
Value at end of period	25.11	22.05	22.39	18.27	13.96	24.00	21.58	21.22	20.48	19.51
Number of accumulation units outstanding at end of period	71,153	75,077	80,872	94,189	114,513	152,122	197,098	266,288	384,107	478,525

GREAT-WEST STOCK INDEX
Value at beginning of period	22.98	22.92	20.04	15.96	25.69	24.67	21.71	20.87	19.02	14.96
Value at end of period	26.29	22.98	22.92	20.04	15.96	25.69	24.67	21.71	20.87	19.02
Number of accumulation units outstanding at end of period	621,711	673,498	757,696	863,770	1,032,678	1,218,920	1,487,470	1,763,162	2,546,880	3,006,713
GREAT-WEST T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	26.12	26.60	23.34	18.82	29.77	29.11	24.68	23.92	21.00	16.87
Value at end of period	30.33	26.12	26.60	23.34	18.82	29.77	29.11	24.68	23.92	21.00
Number of accumulation units outstanding at end of period	102,311	109,172	119,703	142,220	170,036	215,831	297,582	339,478	462,741	518,990
GREAT-WEST T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period	28.60	29.37	23.25	16.20	27.43	23.69	22.41	19.82	16.94	12.41
Value at end of period	32.21	28.60	29.37	23.25	16.20	27.43	23.69	22.41	19.82	16.94
Number of accumulation units outstanding at end of period	112,498	114,814	102,672	101,965	111,281	145,650	160,461	153,301	196,827	195,636
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	20.96	20.01	19.14	18.23	17.29	16.39	15.85	15.66	15.22	14.98
Value at end of period	21.43	20.96	20.01	19.14	18.23	17.29	16.39	15.85	15.66	15.22
Number of accumulation units outstanding at end of period	89,313	92,955	96,142	126,112	164,409	176,858	195,772	275,922	381,030	481,229
INVESCO AMERICAN FRANCHISE
Value at beginning of period	6.15	6.67	5.75	4.64	7.57	6.62	6.24	6.11	5.91	4.76
Value at end of period	6.90	6.15	6.67	5.75	4.64	7.57	6.62	6.24	6.11	5.91
Number of accumulation units outstanding at end of period	8,258	9,168	9,183	9,183	11,497	14,762	16,562	19,791	39,082	64,042
INVESCO AMERICAN VALUE
Value at beginning of period	10.17	10.23	8.50	6.18	10.00
Value at end of period	11.76	10.17	10.23	8.50	6.18
Number of accumulation units outstanding at end of period	22,675	8,654	6,669	2,770	—
INVESCO COMSTOCK
Value at beginning of period	9.66	9.97	8.73	6.82	10.78	11.11	10.00
Value at end of period	11.34	9.66	9.97	8.73	6.82	10.78	11.11
Number of accumulation units outstanding at end of period	17,647	15,166	12,852	11,158	12,393	5,691	5,418
INVESCO DYNAMICS
Value at beginning of period	6.84	7.22	5.90	4.17	7.96	7.15	6.19	5.67	5.11	3.73
Value at end of period	7.65	6.84	7.22	5.90	4.17	7.96	7.15	6.19	5.67	5.11
Number of accumulation units outstanding at end of period	3,800	4,390	4,658	7,678	9,713	23,476	32,024	41,765	67,948	102,657
INVESCO SMALL CAP GROWTH
Value at beginning of period	14.36	14.69	11.74	8.81	14.53	13.17	11.63	10.84	10.24	7.43
Value at end of period	16.84	14.36	14.69	11.74	8.81	14.53	13.17	11.63	10.84	10.24
Number of accumulation units outstanding at end of period	2,551	2,241	1,906	1,078	2,744	4,005	9,415	16,885	26,929	36,484
JANUS ASPEN WORLDWIDE
Value at beginning of period	12.11	14.18	12.36	9.06	16.53	15.22	13.00	12.40	11.94	9.72
Value at end of period	14.41	12.11	14.18	12.36	9.06	16.53	15.22	13.00	12.40	11.94
Number of accumulation units outstanding at end of period	80,985	87,993	92,645	94,658	84,167	97,614	90,805	105,941	164,472	232,759
JANUS TWENTY
Value at beginning of period	7.20	7.91	7.47	5.26	9.16	6.80	6.11	5.64	4.60	3.70
Value at end of period	8.72	7.20	7.91	7.47	5.26	9.16	6.80	6.11	5.64	4.60
Number of accumulation units outstanding at end of period	35,952	38,892	41,226	44,862	48,861	86,854	115,667	163,937	256,761	300,351
JANUS WORLDWIDE
Value at beginning of period	5.52	6.47	5.65	4.14	7.61	7.03	6.02	5.74	5.49	4.46
Value at end of period	6.55	5.52	6.47	5.65	4.14	7.61	7.03	6.02	5.74	5.49
Number of accumulation units outstanding at end of period	15,291	17,009	20,426	25,188	30,206	56,869	76,465	104,871	137,168	192,743
JENSEN QUALITY GROWTH
Value at beginning of period	11.98	12.24	11.08	8.70	12.39	11.69	10.38	10.65	10.00

Value at end of period	13.45	11.98	12.24	11.08	8.70	12.39	11.69	10.38	10.65
Number of accumulation units outstanding at end of period	7,986	7,989	8,098	8,665	12,051	33,759	37,548	35,662	15,947
LEGG MASON CAPITAL MANAGEMENT VALUE TRUST
Value at beginning of period	8.90	9.29	8.74	6.23	13.90	14.94	14.15	13.48	12.07	8.43
Value at end of period	10.22	8.90	9.29	8.74	6.23	13.90	14.94	14.15	13.48	12.07
Number of accumulation units outstanding at end of period	7,407	7,901	12,373	17,249	22,379	35,196	52,700	84,198	113,027	80,685
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	13.26	13.97	11.32	10.00
Value at end of period	14.41	13.26	13.97	11.32
Number of accumulation units outstanding at end of period	2,102	1,075	1,258	202
MAINSTAY U.S. SMALL CAP
Value at beginning of period	10.01	10.42	8.48	5.77	9.22	11.28	10.00
Value at end of period	11.14	10.01	10.42	8.48	5.77	9.22	11.28
Number of accumulation units outstanding at end of period	813	813	813	1,105	1,986	13,980	5,135
MFS GROWTH
Value at beginning of period	10.78	10.95	9.79	7.96	12.67	11.16	10.61	10.58	10.02	7.95
Value at end of period	12.50	10.78	10.95	9.79	7.96	12.67	11.16	10.61	10.58	10.02
Number of accumulation units outstanding at end of period	790	790	790	790	1,100	1,100	1,944	4,994	5,310	3,625
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	10.64	10.91	10.09	7.10	13.24	11.75	11.03	10.64	10.09	7.87
Value at end of period	11.98	10.64	10.91	10.09	7.10	13.24	11.75	11.03	10.64	10.09
Number of accumulation units outstanding at end of period	23,297	22,428	25,099	25,795	33,680	42,753	44,570	45,300	43,324	21,589
OPPENHEIMER GLOBAL
Value at beginning of period	13.83	15.29	13.34	9.68	16.56	15.78	13.57	12.04	10.00
Value at end of period	16.54	13.83	15.29	13.34	9.68	16.56	15.78	13.57	12.04
Number of accumulation units outstanding at end of period	269,968	256,188	227,939	217,212	203,808	210,583	204,852	190,244	86,130
PIMCO TOTAL RETURN
Value at beginning of period	16.78	16.31	15.16	13.48	13.02	12.08	11.75	11.56	11.13	10.67
Value at end of period	18.30	16.78	16.31	15.16	13.48	13.02	12.08	11.75	11.56	11.13
Number of accumulation units outstanding at end of period	101,665	90,192	84,929	91,108	87,746	78,206	82,146	81,115	102,205	107,642
PIONEER EQUITY INCOME VCT
Value at beginning of period	14.22	13.58	11.49	10.19	14.80	14.86	12.28	11.75	10.22	8.44
Value at end of period	15.49	14.22	13.58	11.49	10.19	14.80	14.86	12.28	11.75	10.22
Number of accumulation units outstanding at end of period	5,399	3,445	3,023	5,156	12,276	20,049	36,729	36,667	29,307	24,795
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	12.40	12.16	10.87	7.40	10.00
Value at end of period	14.11	12.40	12.16	10.87	7.40
Number of accumulation units outstanding at end of period	6,014	4,762	11,610	8,049	737
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	7.37	9.47	8.07	5.21	10.00
Value at end of period	8.90	7.37	9.47	8.07	5.21
Number of accumulation units outstanding at end of period	10,921	27,924	20,634	10,523	404
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	12.37	12.50	10.18	7.77	13.34	12.00	11.93	10.00
Value at end of period	14.09	12.37	12.50	10.18	7.77	13.34	12.00	11.93
Number of accumulation units outstanding at end of period	65,165	67,740	63,344	62,132	72,350	71,658	82,411	32,437
ROYCE TOTAL RETURN
Value at beginning of period	10.05	10.35	8.49	6.81	10.00
Value at end of period	11.36	10.05	10.35	8.49	6.81
Number of accumulation units outstanding at end of period	12,296	9,976	13,930	1,629	609

RS SELECT GROWTH
Value at beginning of period	14.55	13.95	10.71	7.33	13.47	11.96	11.18	11.46	10.00
Value at end of period	17.10	14.55	13.95	10.71	7.33	13.47	11.96	11.18	11.46
Number of accumulation units outstanding at end of period	377	381	527	470	871	3,313	4,383	8,026	13,529
RS SMALL CAP GROWTH
Value at beginning of period	6.28	6.49	5.13	3.51	6.51	5.77	5.32	5.34	4.68	3.22
Value at end of period	7.14	6.28	6.49	5.13	3.51	6.51	5.77	5.32	5.34	4.68
Number of accumulation units outstanding at end of period	8,923	9,632	11,395	11,398	12,595	22,607	38,198	67,121	134,557	210,557

INVESTMENT DIVISION (0.85)	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER BALANCED
Value at beginning of period	12.46	12.56	11.48	8.96	13.24	11.89	11.45	10.65	10.00
Value at end of period	13.12	12.46	12.56	11.48	8.96	13.24	11.89	11.45	10.65
Number of accumulation units outstanding at end of period	382	—	206	—	—	—	—	2,011	2,365
ALGER MID CAP GROWTH
Value at beginning of period	11.99	13.19	11.14	7.41	17.94	13.75	12.59	11.56	10.00
Value at end of period	13.82	11.99	13.19	11.14	7.41	17.94	13.75	12.59	11.56
Number of accumulation units outstanding at end of period	53,536	50,859	48,512	44,572	—	—	—	5,968	5,524
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	13.20	12.85	11.44	10.28	12.97	12.85	10.85	10.68	10.00
Value at end of period	14.59	13.20	12.85	11.44	10.28	12.97	12.85	10.85	10.68
Number of accumulation units outstanding at end of period	33,193	30,811	36,012	32,894	—	—	—	2,747	3,213
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	10.02	10.65	9.60	7.22	11.98	10.92	10.00
Value at end of period	11.94	10.02	10.65	9.60	7.22	11.98	10.92
Number of accumulation units outstanding at end of period	121,273	109,580	99,169	65,036	—	—	—
ARTISAN INTERNATIONAL
Value at beginning of period	13.79	14.99	14.28	10.30	19.59	16.50	13.25	11.50	10.00
Value at end of period	17.14	13.79	14.99	14.28	10.30	19.59	16.50	13.25	11.50
Number of accumulation units outstanding at end of period	70,974	65,116	61,828	45,134	—	—	—	1,964	1,034
COLUMBIA MID CAP VALUE
Value at beginning of period	9.09	9.61	7.90	6.04	10.00
Value at end of period	10.48	9.09	9.61	7.90	6.04
Number of accumulation units outstanding at end of period	80	1,027	1,373	—	—
DAVIS NEW YORK VENTURE
Value at beginning of period	9.30	9.88	8.92	6.84	11.54	11.13	10.00
Value at end of period	10.37	9.30	9.88	8.92	6.84	11.54	11.13
Number of accumulation units outstanding at end of period	38,853	32,211	32,549	19,441	—	—	—
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	11.55	12.29	11.02	9.73	13.82	12.60	10.95	10.84	10.00
Value at end of period	12.59	11.55	12.29	11.02	9.73	13.82	12.60	10.95	10.84
Number of accumulation units outstanding at end of period	20,479	20,206	19,169	17,710	—	—	—	452	297
FIDELITY VIP CONTRAFUND
Value at beginning of period	14.06	14.55	12.51	9.30	16.32	13.99	12.63	10.90	10.00
Value at end of period	16.23	14.06	14.55	12.51	9.30	16.32	13.99	12.63	10.90
Number of accumulation units outstanding at end of period	154,992	144,750	145,630	111,972	—	—	—	13,887	12,361
FIDELITY VIP GROWTH
Value at beginning of period	12.34	12.43	10.09	7.93	15.14	12.03	11.35	10.82	10.00
Value at end of period	14.04	12.34	12.43	10.09	7.93	15.14	12.03	11.35	10.82
Number of accumulation units outstanding at end of period	49,678	45,938	52,187	43,085	—	—	—	26,640	26,879
GREAT-WEST AGGRESSIVE PROFILE I

Value at beginning of period	12.50	13.19	11.51	8.73	14.68	13.82	12.07	11.19	10.00
Value at end of period	14.43	12.50	13.19	11.51	8.73	14.68	13.82	12.07	11.19
Number of accumulation units outstanding at end of period	33,438	29,245	39,842	20,009	—	—	—	13,067	8,991
GREAT-WEST ARIEL MID-CAP VALUE
Value at beginning of period	12.68	13.73	11.58	7.15	12.13	12.38	11.22	10.94	10.00
Value at end of period	15.12	12.68	13.73	11.58	7.15	12.13	12.38	11.22	10.94
Number of accumulation units outstanding at end of period	25,140	26,075	50,514	27,198	—	—	—	18,640	18,124
GREAT-WEST ARIEL SMALL-CAP VALUE
Value at beginning of period	11.60	13.20	10.29	6.25	11.65	12.05	10.80	10.94	10.00
Value at end of period	13.83	11.60	13.20	10.29	6.25	11.65	12.05	10.80	10.94
Number of accumulation units outstanding at end of period	22,563	23,724	64,961	23,369	—	—	—	3,011	2,273
GREAT-WEST BOND INDEX
Value at beginning of period	13.83	13.01	12.32	11.70	11.09	10.48	10.18	10.06	10.00
Value at end of period	14.24	13.83	13.01	12.32	11.70	11.09	10.48	10.18	10.06
Number of accumulation units outstanding at end of period	6,717	6,130	10,969	4,391	—	—	—	229	163
GREAT-WEST CONSERVATIVE PROFILE I
Value at beginning of period	13.27	13.24	12.28	10.29	12.03	11.49	10.76	10.41	10.00
Value at end of period	14.34	13.27	13.24	12.28	10.29	12.03	11.49	10.76	10.41
Number of accumulation units outstanding at end of period	13,299	12,004	10,507	17,954	—	—	—	545	236
GREAT-WEST INVESCO ADR
Value at beginning of period	11.17	13.22	12.63	9.75	16.44	15.44	12.57	11.39	10.00
Value at end of period	12.68	11.17	13.22	12.63	9.75	16.44	15.44	12.57	11.39
Number of accumulation units outstanding at end of period	1,067	1,005	4,853	897	—	—	—	167	247
GREAT-WEST LIFETIME 2015 PORTFOLIO II
Value at beginning of period	12.88	12.80	11.57	10.00
Value at end of period	14.29	12.88	12.80	11.57
Number of accumulation units outstanding at end of period	36,846	33,517	30,849	806
GREAT-WEST LIFETIME 2025 PORTFOLIO II
Value at beginning of period	13.11	13.36	11.90	10.00
Value at end of period	14.81	13.11	13.36	11.90
Number of accumulation units outstanding at end of period	2,900	2,754	127	—
GREAT-WEST LIFETIME 2035 PORTFOLIO II
Value at beginning of period	13.24	13.79	12.14	10.00
Value at end of period	15.20	13.24	13.79	12.14
Number of accumulation units outstanding at end of period	795	75	2	—
GREAT-WEST LIFETIME 2045 PORTFOLIO II
Value at beginning of period	13.24	13.92	12.21	10.00
Value at end of period	15.28	13.24	13.92	12.21
Number of accumulation units outstanding at end of period	3,589	855	44	—
GREAT-WEST LIFETIME 2055 PORTFOLIO II
Value at beginning of period	13.21	13.96	12.24	10.00
Value at end of period	15.27	13.21	13.96	12.24
Number of accumulation units outstanding at end of period	819	17	—	—
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	15.81	15.27	13.65	9.95	12.82	11.96	10.86	10.56	10.00
Value at end of period	18.19	15.81	15.27	13.65	9.95	12.82	11.96	10.86	10.56
Number of accumulation units outstanding at end of period	42,656	43,041	74,564	59,006	—	—	—	8,899	8,516
GREAT-WEST LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	14.28	14.70	11.96	9.43	14.13	13.80	11.80	11.22	10.00
Value at end of period	16.42	14.28	14.70	11.96	9.43	14.13	13.80	11.80	11.22

Number of accumulation units outstanding at end of period	18,323	17,698	18,485	13,441	—	—	—	1,293	261
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	11.84	12.17	11.24	8.60	18.74	17.79	13.21	11.41	10.00
Value at end of period	13.76	11.84	12.17	11.24	8.60	18.74	17.79	13.21	11.41
Number of accumulation units outstanding at end of period	25,547	24,907	27,944	23,056	—	—	—	2,565	1,925
GREAT-WEST MODERATE PROFILE I
Value at beginning of period	13.60	13.89	12.56	10.18	13.38	12.60	11.35	10.77	10.00
Value at end of period	15.13	13.60	13.89	12.56	10.18	13.38	12.60	11.35	10.77
Number of accumulation units outstanding at end of period	27,733	22,726	58,516	25,379	—	—	—	29,416	18,878
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	13.46	13.87	12.37	9.70	14.02	13.19	11.69	10.95	10.00
Value at end of period	15.20	13.46	13.87	12.37	9.70	14.02	13.19	11.69	10.95
Number of accumulation units outstanding at end of period	8,998	7,474	57,929	6,339	—	—	—	23,575	17,084
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	13.62	13.75	12.60	10.41	12.82	12.15	11.15	10.61	10.00
Value at end of period	14.94	13.62	13.75	12.60	10.41	12.82	12.15	11.15	10.61
Number of accumulation units outstanding at end of period	30,376	27,928	36,117	20,037	—	—	—	84	524
GREAT-WEST MONEY MARKET
Value at beginning of period	10.82	10.91	11.00	11.10	10.98	10.58	10.20	10.01	10.00
Value at end of period	10.73	10.82	10.91	11.00	11.10	10.98	10.58	10.20	10.01
Number of accumulation units outstanding at end of period	53,744	35,452	45,229	32,635	—	—	—	5,248	5,248
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	13.97	14.04	11.27	9.09	13.36	13.59	11.96	11.27	10.00
Value at end of period	16.05	13.97	14.04	11.27	9.09	13.36	13.59	11.96	11.27
Number of accumulation units outstanding at end of period	3,239	2,315	13,043	2,490	—	—	—	1,170	1,605
GREAT-WEST SMALL-CAP GROWTH
Value at beginning of period	12.35	12.53	10.21	7.80	13.39	12.03	11.82	11.39	10.00
Value at end of period	14.08	12.35	12.53	10.21	7.80	13.39	12.03	11.82	11.39
Number of accumulation units outstanding at end of period	3,234	3,234	10,530	3,798	—	—	—	11,981	12,528
GREAT-WEST STOCK INDEX
Value at beginning of period	12.10	12.05	10.53	8.38	13.47	12.92	11.36	10.91	10.00
Value at end of period	13.85	12.10	12.05	10.53	8.38	13.47	12.92	11.36	10.91
Number of accumulation units outstanding at end of period	113,359	131,287	170,880	174,070	—	—	—	37,887	40,197
GREAT-WEST T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	11.99	12.20	10.69	8.61	13.61	13.29	11.26	10.90	10.00
Value at end of period	13.93	11.99	12.20	10.69	8.61	13.61	13.29	11.26	10.90
Number of accumulation units outstanding at end of period	96,866	88,934	93,346	68,042	—	—	—	14,197	13,133
GREAT-WEST T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period	16.28	16.71	13.21	9.20	15.55	13.42	12.68	11.20	10.00
Value at end of period	18.36	16.28	16.71	13.21	9.20	15.55	13.42	12.68	11.20
Number of accumulation units outstanding at end of period	44,785	42,209	45,998	35,712	—	—	—	8,962	8,354
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	13.56	12.93	12.36	11.76	11.14	10.55	10.19	10.06	10.00
Value at end of period	13.88	13.56	12.93	12.36	11.76	11.14	10.55	10.19	10.06
Number of accumulation units outstanding at end of period	8,028	9,250	18,979	10,083	—	—	—	2,836	4,155
INVESCO AMERICAN FRANCHISE
Value at beginning of period	10.94	11.85	10.21	8.24	13.41	11.71	11.03	10.79	10.00
Value at end of period	12.28	10.94	11.85	10.21	8.24	13.41	11.71	11.03	10.79
Number of accumulation units outstanding at end of period	—	—	—	—	—	—	—	707	707
INVESCO AMERICAN VALUE

Value at beginning of period	10.21	10.25	8.51	6.18	10.00
Value at end of period	11.81	10.21	10.25	8.51	6.18
Number of accumulation units outstanding at end of period	286	119	717	908	—
INVESCO COMSTOCK
Value at beginning of period	9.71	10.01	8.76	6.84	10.00	11.12	10.00
Value at end of period	11.42	9.71	10.01	8.76	6.84	10.79	11.12
Number of accumulation units outstanding at end of period	2,928	2,326	1,849	1,738	—	—	—
INVESCO DYNAMICS
Value at beginning of period	13.76	14.52	11.86	8.37	15.95	14.32	12.39	11.34	10.00
Value at end of period	15.41	13.76	14.52	11.86	8.37	15.95	14.32	12.39	11.34
Number of accumulation units outstanding at end of period	1,775	1,819	1,041	408	—	—	—	17	17
INVESCO SMALL CAP GROWTH
Value at beginning of period	15.04	15.40	12.30	9.22	15.18	13.75	12.13	11.29	10.00
Value at end of period	17.69	15.04	15.40	12.30	9.22	15.18	13.75	12.13	11.29
Number of accumulation units outstanding at end of period	1,905	1,966	2,940	2,790	—	—	—	153	146
JANUS TWENTY
Value at beginning of period	14.48	15.91	15.00	10.56	18.35	13.61	12.23	11.27	10.00
Value at end of period	17.56	14.48	15.91	15.00	10.56	18.35	13.61	12.23	11.27
Number of accumulation units outstanding at end of period	1,028	1,028	1,689	1,028	—	—	—	811	811
JANUS WORLDWIDE
Value at beginning of period	10.78	12.62	11.00	8.06	14.79	13.65	11.68	11.13	10.00
Value at end of period	12.81	10.78	12.62	11.00	8.06	14.79	13.65	11.68	11.13
Number of accumulation units outstanding at end of period	1,469	1,469	1,847	2,438	—	—	—	194	630
JENSEN QUALITY GROWTH
Value at beginning of period	12.07	12.32	11.14	8.73	12.43	11.72	10.39	10.65	10.00
Value at end of period	13.56	12.07	12.32	11.14	8.73	12.43	11.72	10.39	10.65
Number of accumulation units outstanding at end of period	533	533	704	533	—	—	—	854	395
LEGG MASON CAPITAL MANAGEMENT VALUE TRUST
Value at beginning of period	7.64	7.97	7.49	5.34	11.90	12.77	12.09	11.50	10.00
Value at end of period	8.79	7.64	7.97	7.49	5.34	11.90	12.77	12.09	11.50
Number of accumulation units outstanding at end of period	27,637	29,833	33,473	38,466	—	—	—	1,545	448
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	13.29	13.99	11.33	10.00
Value at end of period	14.46	13.29	13.99	11.33
Number of accumulation units outstanding at end of period	51	—	607	—
MAINSTAY U.S. SMALL CAP
Value at beginning of period	10.06	10.46	8.51	5.79	9.24	11.29	10.00
Value at end of period	11.21	10.06	10.46	8.51	5.79	9.24	11.29
Number of accumulation units outstanding at end of period	—	—	905	—	—	—	—
MFS GROWTH
Value at beginning of period	11.42	11.59	10.35	8.41	13.37	11.77	11.18	11.13	10.00
Value at end of period	13.26	11.42	11.59	10.35	8.41	13.37	11.77	11.18	11.13
Number of accumulation units outstanding at end of period	74.00	74	154	154	—	—	—	41	41
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	10.89	11.16	10.31	7.24	13.50	11.97	11.22	10.82	10.00
Value at end of period	12.27	10.89	11.16	10.31	7.24	13.50	11.97	11.22	10.82
Number of accumulation units outstanding at end of period	30,396.00	29,296	29,569	23,121	—	—	—	118	48
OPPENHEIMER GLOBAL
Value at beginning of period	13.40	14.80	12.91	9.35	15.99	15.22	13.08	11.59	10.00
Value at end of period	16.05	13.40	14.80	12.91	9.35	15.99	15.22	13.08	11.59

Number of accumulation units outstanding at end of period	9,389.00	7,847	19,587	5,413	—	—	—	1,644	1,412
PIMCO TOTAL RETURN
Value at beginning of period	14.79	14.35	13.33	11.84	11.42	10.58	10.29	10.11	10.00
Value at end of period	16.14	14.79	14.35	13.33	11.84	11.42	10.58	10.29	10.11
Number of accumulation units outstanding at end of period	35,295	43,175	38,522	35,605	—	—	—	445	283
PIONEER EQUITY INCOME VCT
Value at beginning of period	13.21	12.59	10.65	9.43	13.69	13.73	11.34	10.84	10.00
Value at end of period	14.40	13.21	12.59	10.65	9.43	13.69	13.73	11.34	10.84
Number of accumulation units outstanding at end of period	1,454	1,702	285	824	—	—	—	—	—
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	12.44	12.19	10.89	7.41	10.00
Value at end of period	14.17	12.44	12.19	10.89	7.41
Number of accumulation units outstanding at end of period	—	—	6,349	—	—
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	7.39	9.49	8.09	5.22	10.00
Value at end of period	8.94	7.39	9.49	8.09	5.22
Number of accumulation units outstanding at end of period	2,007	2,831	6,510	1,539	—
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	12.45	12.58	10.23	7.80	13.38	12.02	11.94	10.00
Value at end of period	14.20	12.45	12.58	10.23	7.80	13.38	12.02	11.94
Number of accumulation units outstanding at end of period	39,152	36,221	36,905	27,501	—	—	—	558
ROYCE TOTAL RETURN
Value at beginning of period	10.09	10.38	8.50	6.81	10.00
Value at end of period	11.41	10.09	10.38	8.50	6.81
Number of accumulation units outstanding at end of period	3,598	3,759	5,609	3,232	—
RS SELECT GROWTH
Value at beginning of period	14.46	13.85	10.62	7.26	13.33	11.83	11.04	11.31	10.00
Value at end of period	17.01	14.46	13.85	10.62	7.26	13.33	11.83	11.04	11.31
Number of accumulation units outstanding at end of period	—	—	—	—	—	—	—	—	—
RS SMALL CAP GROWTH
Value at beginning of period	13.81	14.26	11.26	7.69	14.27	12.63	11.63	11.65	10.00
Value at end of period	15.71	13.81	14.26	11.26	7.69	14.27	12.63	11.63	11.65
Number of accumulation units outstanding at end of period	489	489	489	696	—	—	—	—	—

INVESTMENT DIVISION (0.75)	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER BALANCED
Value at beginning of period	13.45	13.55	12.37	9.64	14.24	12.76	12.28	11.41	11.00	9.31
Value at end of period	14.18	13.45	13.55	12.37	9.64	14.24	12.76	12.28	11.41	11.00
Number of accumulation units outstanding at end of period	6,503	6,787	7,174	6,335	7,295	9,783	9,740	10,036	23,491	26,685
ALGER MID CAP GROWTH
Value at beginning of period	14.75	16.21	13.68	9.08	21.98	16.83	15.40	14.12	12.59	8.58
Value at end of period	17.02	14.75	16.21	13.68	9.08	21.98	16.83	15.40	14.12	12.59
Number of accumulation units outstanding at end of period	28,782	29,550	34,251	25,569	41,944	56,310	69,782	80,178	87,833	76,145
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	21.18	20.60	18.32	16.45	20.73	20.52	17.30	17.02	15.24	12.35
Value at end of period	23.44	21.18	20.60	18.32	16.45	20.73	20.52	17.30	17.02	15.24
Number of accumulation units outstanding at end of period	18,820	18,351	16,510	28,139	37,490	45,051	54,324	40,351	45,971	22,298
AMERICAN CENTURY INVESTMENTS INCOME & GROWTH
Value at beginning of period	10.43	10.20	9.01	7.70	11.87	12.00	10.32	9.92	8.85	6.88
Value at end of period	11.86	10.43	10.20	9.01	7.70	11.87	12.00	10.32	9.92	8.85
Number of accumulation units outstanding at end of period	9,492	10,856	25,483	23,021	20,711	23,616	51,264	45,337	66,202	28,639

AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	10.07	10.70	9.63	7.23	11.99	10.93	10.00
Value at end of period	12.02	10.07	10.70	9.63	7.23	11.99	10.93
Number of accumulation units outstanding at end of period	77,001	76,567	80,218	45,572	51,420	32,177	4,343
ARTISAN INTERNATIONAL
Value at beginning of period	10.34	11.23	10.69	7.70	14.63	12.31	9.88	8.56	7.33	5.71
Value at end of period	12.87	10.34	11.23	10.69	7.70	14.63	12.31	9.88	8.56	7.33
Number of accumulation units outstanding at end of period	48,542	39,124	53,741	70,624	64,301	83,648	80,561	54,803	59,320	40,584
COLUMBIA MID CAP VALUE
Value at beginning of period	9.12	9.63	7.92	6.05	10.00
Value at end of period	10.53	9.12	9.63	7.92	6.05
Number of accumulation units outstanding at end of period	12,645	41,181	19,736	22,657	273
COLUMBIA VARIABLE PORTFOLIO-ASSET ALLOCATION
Value at beginning of period	14.94	15.18	13.48	10.96	15.40	14.21	12.81	12.11	11.10	9.28
Value at end of period	16.76	14.94	15.18	13.48	10.96	15.40	14.21	12.81	12.11	11.10
Number of accumulation units outstanding at end of period	5,277	7,205	7,205	12,514	12,633	13,611	25,228	24,427	18,507	16,691
DAVIS NEW YORK VENTURE
Value at beginning of period	9.35	9.93	8.95	6.86	11.56	11.13	10.00
Value at end of period	10.43	9.35	9.93	8.95	6.86	11.56	11.13
Number of accumulation units outstanding at end of period	16,356	22,818	31,736	29,618	39,227	26,610	22,615
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	11.43	12.15	10.88	9.60	13.62	12.41	10.78	10.65	10.01	8.15
Value at end of period	12.47	11.43	12.15	10.88	9.60	13.62	12.41	10.78	10.65	10.01
Number of accumulation units outstanding at end of period	9,006	10,924	12,204	14,033	22,640	23,950	23,831	26,112	31,683	16,564
FIDELITY VIP CONTRAFUND
Value at beginning of period	19.89	20.56	17.68	13.12	23.00	19.71	17.77	15.31	13.36	10.48
Value at end of period	22.99	19.89	20.56	17.68	13.12	23.00	19.71	17.77	15.31	13.36
Number of accumulation units outstanding at end of period	81,965	92,412	100,011	117,999	128,938	156,525	136,211	121,030	114,702	77,938
FIDELITY VIP GROWTH
Value at beginning of period	15.90	15.99	12.97	10.19	19.43	15.42	14.54	13.84	13.49	10.23
Value at end of period	18.10	15.90	15.99	12.97	10.19	19.43	15.42	14.54	13.84	13.49
Number of accumulation units outstanding at end of period	281,838	315,445	325,841	314,811	361,533	471,132	551,478	616,601	866,427	927,891
FRANKLIN SMALL-MID CAP GROWTH
Value at beginning of period	9.09	9.63	7.56	5.32	9.32	8.41	7.88	7.18	6.40	4.69
Value at end of period	10.00	9.09	9.63	7.56	5.32	9.32	8.41	7.88	7.18	6.40
Number of accumulation units outstanding at end of period	4,480	7,753	10,130	12,727	13,103	13,564	13,637	19,978	14,767	38,458
GREAT-WEST AGGRESSIVE PROFILE I
Value at beginning of period	17.00	17.92	15.63	11.84	19.89	18.71	16.32	15.11	13.03	10.05
Value at end of period	19.65	17.00	17.92	15.63	11.84	19.89	18.71	16.32	15.11	13.03
Number of accumulation units outstanding at end of period	121,956	120,054	139,230	204,069	207,533	207,028	183,786	148,959	180,884	168,430
GREAT-WEST ARIEL MID-CAP VALUE
Value at beginning of period	29.74	32.18	27.12	16.72	28.34	28.90	26.16	25.49	22.87	17.78
Value at end of period	35.49	29.74	32.18	27.12	16.72	28.34	28.90	26.16	25.49	22.87
Number of accumulation units outstanding at end of period	77,617	75,426	82,055	90,377	105,745	153,823	233,154	239,908	298,286	317,797
GREAT-WEST ARIEL SMALL-CAP VALUE
Value at beginning of period	26.46	30.07	23.43	14.20	26.46	27.34	24.48	24.78	20.44	15.93
Value at end of period	31.56	26.46	30.07	23.43	14.20	26.46	27.34	24.48	24.78	20.44
Number of accumulation units outstanding at end of period	22,313	26,192	30,070	32,380	32,457	41,909	55,168	51,810	67,078	70
GREAT-WEST BOND INDEX
Value at beginning of period	18.64	17.51	16.57	15.72	14.89	14.05	13.64	13.46	13.13	12.84

Value at end of period	19.22	18.64	17.51	16.57	15.72	14.89	14.05	13.64	13.46	13.13
Number of accumulation units outstanding at end of period	44,295	35,103	36,918	43,718	40,919	47,712	56,517	61,255	70,146	49,972
GREAT-WEST CONSERVATIVE PROFILE I
Value at beginning of period	18.40	18.34	17.00	14.23	16.62	15.86	14.84	14.34	13.51	12.23
Value at end of period	19.91	18.40	18.34	17.00	14.23	16.62	15.86	14.84	14.34	13.51
Number of accumulation units outstanding at end of period	48,138	50,023	49,549	83,094	86,321	96,280	95,776	114,118	108,153	156,510
GREAT-WEST INVESCO ADR
Value at beginning of period	13.01	15.40	14.69	11.33	19.09	17.91	14.56	13.18	11.10	8.52
Value at end of period	14.80	13.01	15.40	14.69	11.33	19.09	17.91	14.56	13.18	11.10
Number of accumulation units outstanding at end of period	56,186	63,321	72,422	85,209	113,941	149,667	200,195	210,380	261,835	318,742
GREAT-WEST LIFETIME 2015 PORTFOLIO II
Value at beginning of period	12.92	12.82	11.58	10.00
Value at end of period	14.35	12.92	12.82	11.58
Number of accumulation units outstanding at end of period	3,755	1,286	15,252	—
GREAT-WEST LIFETIME 2025 PORTFOLIO II
Value at beginning of period	13.15	13.38	11.91	10.00
Value at end of period	14.86	13.15	13.38	11.91
Number of accumulation units outstanding at end of period	18,252	22,338	18,492	1,041
GREAT-WEST LIFETIME 2035 PORTFOLIO II
Value at beginning of period	13.27	13.81	12.14	10.00
Value at end of period	15.26	13.27	13.81	12.14
Number of accumulation units outstanding at end of period	18,539	14,114	10,311	—
GREAT-WEST LIFETIME 2045 PORTFOLIO II
Value at beginning of period	13.27	13.94	12.21	10.00
Value at end of period	15.33	13.27	13.94	12.21
Number of accumulation units outstanding at end of period	5,641	2,402	789	—
GREAT-WEST LIFETIME 2055 PORTFOLIO II
Value at beginning of period	13.25	13.97	12.25	10.00
Value at end of period	15.33	13.25	13.97	12.25
Number of accumulation units outstanding at end of period	2,225	1,259	4	—
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	28.16	27.17	24.28	17.67	22.75	21.20	19.23	18.68	16.96	13.13
Value at end of period	32.44	28.16	27.17	24.28	17.67	22.75	21.20	19.23	18.68	16.96
Number of accumulation units outstanding at end of period	69,046	65,648	96,897	93,341	123,841	138,622	119,873	99,503	125,048	219,830
GREAT-WEST LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	23.55	24.22	19.68	15.51	23.20	22.64	19.33	18.36	15.14	11.36
Value at end of period	27.09	23.55	24.22	19.68	15.51	23.20	22.64	19.33	18.36	15.14
Number of accumulation units outstanding at end of period	28,778	30,521	35,202	37,529	56,761	67,385	101,081	110,290	116,531	66,125
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	13.83	14.20	13.10	10.01	21.81	20.68	15.34	13.24	11.22	8.35
Value at end of period	16.09	13.83	14.20	13.10	10.01	21.81	20.68	15.34	13.24	11.22
Number of accumulation units outstanding at end of period	105,827	104,877	107,699	86,887	118,734	147,122	155,472	137,759	171,310	170,190
GREAT-WEST MODERATE PROFILE I
Value at beginning of period	18.81	19.20	17.34	14.04	18.44	17.35	15.61	14.79	13.39	11.22
Value at end of period	20.96	18.81	19.20	17.34	14.04	18.44	17.35	15.61	14.79	13.39
Number of accumulation units outstanding at end of period	422,243	442,291	523,104	548,464	561,109	633,420	492,288	422,231	541,619	527,862
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	18.82	19.38	17.26	13.52	19.53	18.35	16.24	15.20	13.51	10.98
Value at end of period	21.27	18.82	19.38	17.26	13.52	19.53	18.35	16.24	15.20	13.51
Number of accumulation units outstanding at end of period	290,080	324,982	426,244	524,431	539,430	619,890	528,140	426,405	449,591	416,798

GREAT-WEST MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	17.86	18.00	16.49	13.61	16.74	15.85	14.53	13.82	12.70	10.98
Value at end of period	19.60	17.86	18.00	16.49	13.61	16.74	15.85	14.53	13.82	12.70
Number of accumulation units outstanding at end of period	120,471	123,395	163,594	176,025	178,014	202,746	217,224	237,521	260,842	306,567
GREAT-WEST MONEY MARKET
Value at beginning of period	13.23	13.33	13.43	13.53	13.38	12.88	12.40	12.17	12.14	12.15
Value at end of period	13.14	13.23	13.33	13.43	13.53	13.38	12.88	12.40	12.17	12.14
Number of accumulation units outstanding at end of period	424,933	494,795	524,463	725,501	850,522	1,029,740	1,156,346	935,740	1,255,609	1,466,890
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	24.16	24.26	19.45	15.68	23.01	23.38	20.56	19.35	16.01	11.68
Value at end of period	27.78	24.16	24.26	19.45	15.68	23.01	23.38	20.56	19.35	16.01
Number of accumulation units outstanding at end of period	35,193	33,423	38,541	59,039	79,333	100,226	139,838	158,241	184,812	179
GREAT-WEST SMALL-CAP GROWTH
Value at beginning of period	15.85	16.06	13.08	9.98	17.12	15.36	15.08	14.52	13.80	10.62
Value at end of period	18.09	15.85	16.06	13.08	9.98	17.12	15.36	15.08	14.52	13.80
Number of accumulation units outstanding at end of period	81,650	91,785	100,006	106,625	127,933	164,570	205,765	249,725	396,176	424,713
GREAT-WEST STOCK INDEX
Value at beginning of period	15.90	15.83	13.81	10.98	17.63	16.90	14.84	14.24	12.95	10.16
Value at end of period	18.23	15.90	15.83	13.81	10.98	17.63	16.90	14.84	14.24	12.95
Number of accumulation units outstanding at end of period	756,298	830,210	896,719	909,821	990,897	1,255,492	1,549,039	1,710,224	2,321,101	3,076,632
GREAT-WEST T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	19.01	19.32	16.91	13.61	21.49	20.97	17.74	17.17	15.04	12.06
Value at end of period	22.11	19.01	19.32	16.91	13.61	21.49	20.97	17.74	17.17	15.04
Number of accumulation units outstanding at end of period	206,594	211,831	231,240	224,459	274,874	417,837	487,308	516,348	654,772	612,770
GREAT-WEST T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period	29.43	30.17	23.83	16.57	28.00	24.14	22.78	20.11	17.16	12.54
Value at end of period	33.21	29.43	30.17	23.83	16.57	28.00	24.14	22.78	20.11	17.16
Number of accumulation units outstanding at end of period	61,120	56,977	63,517	71,169	85,901	101,555	108,837	118,517	143,135	109,705
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	20.09	19.15	18.27	17.37	16.44	15.55	15.01	14.80	14.35	14.10
Value at end of period	20.58	20.09	19.15	18.27	17.37	16.44	15.55	15.01	14.80	14.35
Number of accumulation units outstanding at end of period	30,239	31,417	41,623	50,965	57,165	82,037	186,205	184,996	226,093	337,416
INVESCO AMERICAN FRANCHISE
Value at beginning of period	6.29	6.81	5.86	4.72	7.68	6.70	6.31	6.16	5.95	4.79
Value at end of period	7.07	6.29	6.81	5.86	4.72	7.68	6.70	6.31	6.16	5.95
Number of accumulation units outstanding at end of period	4,720	4,638	4,612	4,704	4,748	6,785	9,663	8,600	11,867	10,952
INVESCO AMERICAN VALUE
Value at beginning of period	10.24	10.28	8.52	6.18	10.00
Value at end of period	11.86	10.24	10.28	8.52	6.18
Number of accumulation units outstanding at end of period	44,210	11,368	17,992	13,953	1,345
INVESCO COMSTOCK
Value at beginning of period	9.77	10.06	8.79	6.86	10.81	11.12	10.00
Value at end of period	11.49	9.77	10.06	8.79	6.86	10.81	11.12
Number of accumulation units outstanding at end of period	31,606	16,770	10,359	10,138	9,804	4,800	14,194
INVESCO DYNAMICS
Value at beginning of period	7.00	7.37	6.02	4.24	8.08	7.24	6.26	5.72	5.15	3.75
Value at end of period	7.84	7.00	7.37	6.02	4.24	8.08	7.24	6.26	5.72	5.15
Number of accumulation units outstanding at end of period	11,801	13,662	13,744	10,432	11,836	16,140	16,454	16,716	24,810	35,777
INVESCO SMALL CAP GROWTH
Value at beginning of period	14.63	14.93	11.92	8.92	14.68	13.28	11.71	10.90	10.28	7.44

Value at end of period	17.19	14.63	14.93	11.92	8.92	14.68	13.28	11.71	10.90	10.28
Number of accumulation units outstanding at end of period	2,124	2,469	2,182	2,461	2,825	3,813	4,553	5,224	11,036	5,440
JANUS ASPEN WORLDWIDE
Value at beginning of period	10.46	12.22	10.63	7.77	14.16	13.01	11.09	10.55	10.15	8.25
Value at end of period	12.47	10.46	12.22	10.63	7.77	14.16	13.01	11.09	10.55	10.15
Number of accumulation units outstanding at end of period	24,851	25,678	32,083	31,785	43,852	51,675	50,169	72,491	117,920	172,557
JANUS FUND
Value at beginning of period	6.67	7.14	6.47	4.75	7.95	6.95	6.33	6.14	5.91	4.52
Value at end of period	7.80	6.67	7.14	6.47	4.75	7.95	6.95	6.33	6.14	5.91
Number of accumulation units outstanding at end of period	7,003	7,224	8,710	12,405	10,458	9,554	13,656	18,078	22,982	22,562
JANUS TWENTY
Value at beginning of period	7.37	8.08	7.61	5.35	9.30	6.89	6.18	5.69	4.63	3.72
Value at end of period	8.94	7.37	8.08	7.61	5.35	9.30	6.89	6.18	5.69	4.63
Number of accumulation units outstanding at end of period	15,986	30,625	33,977	40,642	45,474	53,693	66,197	36,246	53,446	43,809
JANUS WORLDWIDE
Value at beginning of period	5.65	6.61	5.76	4.21	7.72	7.12	6.09	5.79	5.53	4.49
Value at end of period	6.72	5.65	6.61	5.76	4.21	7.72	7.12	6.09	5.79	5.53
Number of accumulation units outstanding at end of period	11,125	15,800	16,862	16,393	17,319	22,544	28,333	41,232	63,954	38,280
JENSEN QUALITY GROWTH
Value at beginning of period	12.16	12.40	11.20	8.77	12.47	11.74	10.40	10.66	10.00
Value at end of period	13.67	12.16	12.40	11.20	8.77	12.47	11.74	10.40	10.66
Number of accumulation units outstanding at end of period	3,096	9,758	11,920	13,536	16,075	21,600	17,823	6,955	4,436
LEGG MASON CAPITAL MANAGEMENT VALUE TRUST
Value at beginning of period	9.07	9.45	8.87	6.31	14.06	15.07	14.25	13.55	12.11	8.44
Value at end of period	10.44	9.07	9.45	8.87	6.31	14.06	15.07	14.25	13.55	12.11
Number of accumulation units outstanding at end of period	6,021	6,580	8,832	9,530	12,345	26,826	25,130	24,798	28,472	16,409
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	13.32	14.01	11.33	10.00
Value at end of period	14.51	13.32	14.01	11.33
Number of accumulation units outstanding at end of period	10,569	11,904	7,886	6,936
MAINSTAY U.S. SMALL CAP
Value at beginning of period	10.12	10.51	8.53	5.80	9.25	11.29	10.00
Value at end of period	11.28	10.12	10.51	8.53	5.80	9.25	11.29
Number of accumulation units outstanding at end of period	270	2,076	2,079	2,079	2,111	10,512	4,316
MFS GROWTH
Value at beginning of period	10.98	11.14	9.94	8.07	12.81	11.27	10.69	10.63	10.05	7.96
Value at end of period	12.77	10.98	11.14	9.94	8.07	12.81	11.27	10.69	10.63	10.05
Number of accumulation units outstanding at end of period	1,139	144	144	852	841	6,976	6,870	6,749	6,784	7,976
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	10.84	11.10	10.25	7.19	13.39	11.86	11.11	10.70	10.12	7.88
Value at end of period	12.24	10.84	11.10	10.25	7.19	13.39	11.86	11.11	10.70	10.12
Number of accumulation units outstanding at end of period	14,525	14,519	15,963	34,043	33,023	38,932	31,322	28,212	27,284	5,738
OPPENHEIMER GLOBAL
Value at beginning of period	14.03	15.48	13.48	9.76	16.67	15.85	13.61	12.05	10.00
Value at end of period	16.82	14.03	15.48	13.48	9.76	16.67	15.85	13.61	12.05
Number of accumulation units outstanding at end of period	48,484	52,122	54,172	60,595	62,712	54,572	50,909	28,995	14,657
PIMCO TOTAL RETURN
Value at beginning of period	17.11	16.59	15.40	13.66	13.17	12.19	11.84	11.62	11.16	10.68
Value at end of period	18.69	17.11	16.59	15.40	13.66	13.17	12.19	11.84	11.62	11.16
Number of accumulation units outstanding at end of period	70,483	47,761	52,654	70,691	66,295	48,489	58,817	62,785	55,454	29,997

PIONEER EQUITY INCOME VCT
Value at beginning of period	14.53	13.84	11.70	10.35	14.99	15.03	12.40	11.84	10.28	8.47
Value at end of period	15.86	14.53	13.84	11.70	10.35	14.99	15.03	12.40	11.84	10.28
Number of accumulation units outstanding at end of period	4,790	7,613	7,729	8,912	11,051	13,806	13,866	13,130	13,768	10,108
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	12.49	12.22	10.91	7.41	10.00
Value at end of period	14.24	12.49	12.22	10.91	7.41
Number of accumulation units outstanding at end of period	15,273	8,433	8,782	9,069	64
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	7.42	9.52	8.10	5.22	10.00
Value at end of period	8.98	7.42	9.52	8.10	5.22
Number of accumulation units outstanding at end of period	73,661	59,058	35,940	35,722	8,909
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	12.54	12.65	10.27	7.82	13.41	12.04	11.95	10.00
Value at end of period	14.30	12.54	12.65	10.27	7.82	13.41	12.04	11.95
Number of accumulation units outstanding at end of period	95,949	87,123	82,839	60,746	74,937	63,697	50,796	18,159
ROYCE TOTAL RETURN
Value at beginning of period	10.12	10.41	8.52	6.82	10.00
Value at end of period	11.46	10.12	10.41	8.52	6.82
Number of accumulation units outstanding at end of period	16,434	30,944	42,702	24,031	8,915
RS SELECT GROWTH
Value at beginning of period	14.77	14.14	10.83	7.40	13.56	12.02	11.21	11.47	10.00
Value at end of period	17.39	14.77	14.14	10.83	7.40	13.56	12.02	11.21	11.47
Number of accumulation units outstanding at end of period	504	714	1,025	960	2,382	3,988	4,505	5,069	9,173
RS SMALL CAP GROWTH
Value at beginning of period	6.43	6.63	5.23	3.57	6.61	5.85	5.38	5.39	4.71	3.24
Value at end of period	7.32	6.43	6.63	5.23	3.57	6.61	5.85	5.38	5.39	4.71
Number of accumulation units outstanding at end of period	2,708	4,419	7,261	6,541	7,859	7,094	10,554	12,271	36,199	34,730

INVESTMENT DIVISION (0.65)	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER BALANCED
Value at beginning of period	11.69	11.76	10.73	8.35	12.32	11.04	10.61	9.85	9.48	8.02
Value at end of period	12.33	11.69	11.76	10.73	8.35	12.32	11.04	10.61	9.85	9.48
Number of accumulation units outstanding at end of period	—	—	—	—	—	—	—	—	—	—
ALGER MID CAP GROWTH
Value at beginning of period	11.08	12.16	10.25	6.80	16.44	12.58	11.49	10.53	9.38	6.39
Value at end of period	12.79	11.08	12.16	10.25	6.80	16.44	12.58	11.49	10.53	9.38
Number of accumulation units outstanding at end of period	580	511	443	—	—	—	—	—	—	—
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	21.43	20.82	18.50	16.59	20.89	20.65	17.40	17.10	15.29	12.39
Value at end of period	23.74	21.43	20.82	18.50	16.59	20.89	20.65	17.40	17.10	15.29
Number of accumulation units outstanding at end of period	1,362	1,261	1,001	—	—	—	—	—	—	—
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	10.13	10.74	9.66	7.25	12.01	10.00
Value at end of period	12.09	10.13	10.74	9.66	7.25	12.01
Number of accumulation units outstanding at end of period	138	119	139	—	—	—
ARTISAN INTERNATIONAL
Value at beginning of period	10.46	11.35	10.79	7.77	14.75	12.40	9.94	8.60	7.35	5.73
Value at end of period	13.03	10.46	11.35	10.79	7.77	14.75	12.40	9.94	8.60	7.35
Number of accumulation units outstanding at end of period	2,511	1,839	1,710	322	322	322	728	196	—	—
COLUMBIA MID CAP VALUE

Value at beginning of period	9.16	9.66	7.93	6.05	10.00
Value at end of period	10.58	9.16	9.66	7.93	6.05
Number of accumulation units outstanding at end of period	—	82	49	—	—
DAVIS NEW YORK VENTURE
Value at beginning of period	9.40	9.97	8.98	6.87	11.57	11.13	10.00
Value at end of period	10.50	9.40	9.97	8.98	6.87	11.57	11.13
Number of accumulation units outstanding at end of period	296	281	299	—	—	—	—
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	11.54	12.26	10.96	9.67	13.70	12.47	10.82	10.68	10.03	8.15
Value at end of period	12.61	11.54	12.26	10.96	9.67	13.70	12.47	10.82	10.68	10.03
Number of accumulation units outstanding at end of period	461	417	372	—	—	—	—	—	—	—
FIDELITY VIP CONTRAFUND
Value at beginning of period	14.37	14.84	12.74	9.45	16.54	14.16	12.76	10.98	9.57	7.50
Value at end of period	16.62	14.37	14.84	12.74	9.45	16.54	14.16	12.76	10.98	9.57
Number of accumulation units outstanding at end of period	1,950	4,336	4,107	134	134	134	134	134	134	134
FIDELITY VIP GROWTH
Value at beginning of period	7.93	7.96	6.46	5.07	9.65	7.65	7.21	6.86	6.67	5.06
Value at end of period	9.03	7.93	7.96	6.46	5.07	9.65	7.65	7.21	6.86	6.67
Number of accumulation units outstanding at end of period	2,697	3,368	3,400	2,039	2,039	2,039	2,039	2,787	2,915	2,915
GREAT-WEST AGGRESSIVE PROFILE I
Value at beginning of period	12.83	13.51	11.76	8.90	14.94	14.04	12.23	11.32	9.75	7.51
Value at end of period	14.84	12.83	13.51	11.76	8.90	14.94	14.04	12.23	11.32	9.75
Number of accumulation units outstanding at end of period	35,852	30,385	26,459	176	176	176	176	176	176	176
GREAT-WEST ARIEL MID-CAP VALUE
Value at beginning of period	21.08	22.78	19.18	11.82	20.00	20.38	18.43	17.94	16.08	12.49
Value at end of period	25.18	21.08	22.78	19.18	11.82	20.00	20.38	18.43	17.94	16.08
Number of accumulation units outstanding at end of period	495	538	541	538	538	538	538	538	538	538
GREAT-WEST ARIEL SMALL-CAP VALUE
Value at beginning of period	22.51	25.55	19.89	12.04	22.42	23.14	20.69	20.93	17.24	13.43
Value at end of period	26.87	22.51	25.55	19.89	12.04	22.42	23.14	20.69	20.93	17.24
Number of accumulation units outstanding at end of period	1,421	1,400	1,482	1,310	1,413	1,413	1,413	1,413	1,413	1,413
GREAT-WEST BOND INDEX
Value at beginning of period	18.79	17.64	16.67	15.80	14.95	14.10	13.67	13.48	13.13	12.83
Value at end of period	19.39	18.79	17.64	16.67	15.80	14.95	14.10	13.67	13.48	13.13
Number of accumulation units outstanding at end of period	675	635	592	—	—	—	—	—	—	—
GREAT-WEST CONSERVATIVE PROFILE I
Value at beginning of period	16.05	15.99	14.80	12.37	14.44	13.77	12.86	12.42	11.69	10.57
Value at end of period	17.39	16.05	15.99	14.80	12.37	14.44	13.77	12.86	12.42	11.69
Number of accumulation units outstanding at end of period	2,429	2,579	3,298	—	—	—	—	—	—	—
GREAT-WEST INVESCO ADR
Value at beginning of period	10.69	12.63	12.04	9.28	15.62	14.64	11.89	10.75	9.05	6.94
Value at end of period	12.17	10.69	12.63	12.04	9.28	15.62	14.64	11.89	10.75	9.05
Number of accumulation units outstanding at end of period	647	845	929	872	872	872	872	1,212	1,212	1,212
GREAT-WEST LIFETIME 2015 PORTFOLIO II
Value at beginning of period	12.95	12.84	11.59	10.00
Value at end of period	14.40	12.95	12.84	11.59
Number of accumulation units outstanding at end of period	462	26	—	—
GREAT-WEST LIFETIME 2025 PORTFOLIO II
Value at beginning of period	13.18	13.40	11.91	10.00
Value at end of period	14.92	13.18	13.40	11.91

Number of accumulation units outstanding at end of period	191	113	33	—
GREAT-WEST LIFETIME 2035 PORTFOLIO II
Value at beginning of period	13.31	13.83	12.15	10.00
Value at end of period	15.31	13.31	13.83	12.15
Number of accumulation units outstanding at end of period	625	265	50	—
GREAT-WEST LIFETIME 2045 PORTFOLIO II
Value at beginning of period	13.31	13.96	12.22	10.00
Value at end of period	15.39	13.31	13.96	12.22
Number of accumulation units outstanding at end of period	1,590	597	81	—
GREAT-WEST LIFETIME 2055 PORTFOLIO II
Value at beginning of period	13.28	14.00	12.26	10.00
Value at end of period	15.38	13.28	14.00	12.26
Number of accumulation units outstanding at end of period	265	32	—	—
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	25.25	24.34	21.73	15.79	20.32	18.92	17.14	16.63	15.08	11.67
Value at end of period	29.11	25.25	24.34	21.73	15.79	20.32	18.92	17.14	16.63	15.08
Number of accumulation units outstanding at end of period	456	446	638	118	212	212	212	212	212	212
GREAT-WEST LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	22.86	23.48	19.06	15.01	22.43	21.87	18.68	17.70	14.58	10.93
Value at end of period	26.32	22.86	23.48	19.06	15.01	22.43	21.87	18.68	17.70	14.58
Number of accumulation units outstanding at end of period	101	167	217	101	101	101	101	101	101	101
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	12.26	12.58	11.59	8.85	19.26	18.25	13.52	11.66	9.87	7.34
Value at end of period	14.28	12.26	12.58	11.59	8.85	19.26	18.25	13.52	11.66	9.87
Number of accumulation units outstanding at end of period	1,805	1,978	1,780	1,664	1,761	1,761	1,761	1,870	1,653	1,613
GREAT-WEST MODERATE PROFILE I
Value at beginning of period	14.93	15.22	13.74	11.11	14.58	13.70	12.31	11.66	10.54	8.83
Value at end of period	16.65	14.93	15.22	13.74	11.11	14.58	13.70	12.31	11.66	10.54
Number of accumulation units outstanding at end of period	38,071.00	37,644	37,187	—	—	—	—	—	—	—
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	14.12	14.53	12.92	10.12	14.60	13.70	12.13	11.33	10.06	8.17
Value at end of period	15.98	14.12	14.53	12.92	10.12	14.60	13.70	12.13	11.33	10.06
Number of accumulation units outstanding at end of period	36,207.00	35,003	32,006	—	—	—	—	—	—	—
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	15.50	15.61	14.28	11.77	14.47	13.69	12.54	11.91	10.93	9.45
Value at end of period	17.03	15.50	15.61	14.28	11.77	14.47	13.69	12.54	11.91	10.93
Number of accumulation units outstanding at end of period	6,209.00	5,757	5,231	—	—	—	—	—	—	—
GREAT-WEST MONEY MARKET
Value at beginning of period	11.82	11.89	11.97	12.05	11.90	11.44	11.01	10.79	10.75	10.75
Value at end of period	11.74	11.82	11.89	11.97	12.05	11.90	11.44	11.01	10.79	10.75
Number of accumulation units outstanding at end of period	10,753	11,989	10,768	2,871	2,871	2,871	2,392	2,305	2,702	2,702
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	19.73	19.79	15.85	12.77	18.72	18.99	16.69	15.69	12.97	9.45
Value at end of period	22.70	19.73	19.79	15.85	12.77	18.72	18.99	16.69	15.69	12.97
Number of accumulation units outstanding at end of period	802	983	930	617	617	617	617	723	617	617
GREAT-WEST SMALL-CAP GROWTH
Value at beginning of period	7.51	7.61	6.19	4.72	8.08	7.24	7.10	6.83	6.49	4.99
Value at end of period	8.58	7.51	7.61	6.19	4.72	8.08	7.24	7.10	6.83	6.49
Number of accumulation units outstanding at end of period	3,427	3,427	3,427	3,427	3,600	3,600	3,600	3,334	3,820	3,820
GREAT-WEST STOCK INDEX

Value at beginning of period	9.87	9.82	8.56	6.80	10.91	10.44	9.16	8.78	7.98	6.26
Value at end of period	11.33	9.87	9.82	8.56	6.80	10.91	10.44	9.16	8.78	7.98
Number of accumulation units outstanding at end of period	6,136	5,556	5,661	4,194	4,342	4,342	4,342	4,325	4,251	4,128
GREAT-WEST T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	15.16	15.39	13.46	10.82	17.07	16.64	14.06	13.59	11.89	9.53
Value at end of period	17.65	15.16	15.39	13.46	10.82	17.07	16.64	14.06	13.59	11.89
Number of accumulation units outstanding at end of period	1,682	1,726	2,797	1,516	1,516	1,516	1,516	1,516	1,516	1,516
GREAT-WEST T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period	18.47	18.91	14.92	10.37	17.50	15.07	14.21	12.53	10.68	7.80
Value at end of period	20.86	18.47	18.91	14.92	10.37	17.50	15.07	14.21	12.53	10.68
Number of accumulation units outstanding at end of period	1,288	1,179	1,063	143	143	143	143	515	515	515
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	18.33	17.46	16.64	15.80	14.94	14.12	13.62	13.42	13.00	12.75
Value at end of period	18.80	18.33	17.46	16.64	15.80	14.94	14.12	13.62	13.42	13.00
Number of accumulation units outstanding at end of period	1,651	1,599	1,538	357	357	357	357	357	357	357
INVESCO AMERICAN FRANCHISE
Value at beginning of period	6.37	6.88	5.92	4.77	7.74	6.75	6.34	6.19	5.98	4.80
Value at end of period	7.16	6.37	6.88	5.92	4.77	7.74	6.75	6.34	6.19	5.98
Number of accumulation units outstanding at end of period	—	—	—	—	—	—	—	—	—	—
INVESCO AMERICAN VALUE
Value at beginning of period	10.28	10.31	8.54	6.19	10.00
Value at end of period	11.92	10.28	10.31	8.54	6.19
Number of accumulation units outstanding at end of period	436	—	41	—	—
INVESCO COMSTOCK
Value at beginning of period	9.82	10.10	8.82	6.87	10.82	10.00
Value at end of period	11.56	9.82	10.10	8.82	6.87	10.82
Number of accumulation units outstanding at end of period	—	—	—	—	—	—
INVESCO DYNAMICS
Value at beginning of period	7.08	7.45	6.08	4.28	8.14	7.29	6.30	5.75	5.17	3.76
Value at end of period	7.94	7.08	7.45	6.08	4.28	8.14	7.29	6.30	5.75	5.17
Number of accumulation units outstanding at end of period	—	—	—	—	—	—	—	—	—	—
INVESCO SMALL CAP GROWTH
Value at beginning of period	14.78	15.07	12.01	8.99	14.77	13.35	11.76	10.92	10.30	7.45
Value at end of period	17.38	14.78	15.07	12.01	8.99	14.77	13.35	11.76	10.92	10.30
Number of accumulation units outstanding at end of period	115	115	115	—	—	—	—	—	—	—
JANUS TWENTY
Value at beginning of period	7.45	8.17	7.69	5.40	9.37	6.94	6.22	5.72	4.65	3.73
Value at end of period	9.06	7.45	8.17	7.69	5.40	9.37	6.94	6.22	5.72	4.65
Number of accumulation units outstanding at end of period	—	—	106	—	—	—	—	—	—	—
JANUS WORLDWIDE
Value at beginning of period	5.72	6.68	5.81	4.25	7.78	7.17	6.12	5.82	5.55	4.50
Value at end of period	6.81	5.72	6.68	5.81	4.25	7.78	7.17	6.12	5.82	5.55
Number of accumulation units outstanding at end of period	—	—	91	—	—	—	—	—	—	—
JENSEN QUALITY GROWTH
Value at beginning of period	12.26	12.48	11.26	8.81	12.52	11.77	10.42	10.66	10.00
Value at end of period	13.79	12.26	12.48	11.26	8.81	12.52	11.77	10.42	10.66
Number of accumulation units outstanding at end of period	57	57	153	—	—	—	—	—	—
LEGG MASON CAPITAL MANAGEMENT VALUE TRUST
Value at beginning of period	9.16	9.53	8.94	6.35	14.14	15.14	14.30	13.58	12.13	8.45
Value at end of period	10.55	9.16	9.53	8.94	6.35	14.14	15.14	14.30	13.58	12.13

Number of accumulation units outstanding at end of period	185	185	185	—	—	—	—	—	—	—
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	13.35	14.03	11.34	10.00
Value at end of period	14.56	13.35	14.03	11.34
Number of accumulation units outstanding at end of period	—	—	—	—
MAINSTAY U.S. SMALL CAP
Value at beginning of period	10.17	10.55	8.56	5.81	9.26	11.30	10.00
Value at end of period	11.35	10.17	10.55	8.56	5.81	9.26	11.30
Number of accumulation units outstanding at end of period	—	—	—	—	—	—	—
MFS GROWTH
Value at beginning of period	11.09	11.24	10.01	8.12	12.88	11.32	10.73	10.66	10.07	7.96
Value at end of period	12.90	11.09	11.24	10.01	8.12	12.88	11.32	10.73	10.66	10.07
Number of accumulation units outstanding at end of period	533	533	533	—	—	—	—	—	—	—
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	10.95	11.20	10.32	7.24	13.46	11.91	11.15	10.72	10.14	7.88
Value at end of period	12.37	10.95	11.20	10.32	7.24	13.46	11.91	11.15	10.72	10.14
Number of accumulation units outstanding at end of period	2,827	2,455	2,141	—	—	—	—	—	—	—
OPPENHEIMER GLOBAL
Value at beginning of period	14.14	15.59	13.56	9.81	16.74	15.90	13.63	12.05	10.00
Value at end of period	16.96	14.14	15.59	13.56	9.81	16.74	15.90	13.63	12.05
Number of accumulation units outstanding at end of period	3,484	3,000	2,873	—	—	—	—	—	—
PIMCO TOTAL RETURN
Value at beginning of period	17.29	16.75	15.53	13.76	13.24	12.25	11.88	11.65	11.18	10.00
Value at end of period	18.91	17.29	16.75	15.53	13.76	13.24	12.25	11.88	11.65	11.18
Number of accumulation units outstanding at end of period	763	739	1,600	—	—	—	—	—	—	—
PIONEER EQUITY INCOME VCT
Value at beginning of period	14.93	14.21	11.99	10.60	15.35	15.36	12.66	12.08	10.48	8.62
Value at end of period	16.31	14.93	14.21	11.99	10.60	15.35	15.36	12.66	12.08	10.48
Number of accumulation units outstanding at end of period	—	—	7	—	—	—	—	—	—	—
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	12.53	12.25	10.92	7.41	10.00
Value at end of period	14.30	12.53	12.25	10.92	7.41
Number of accumulation units outstanding at end of period	—	—	—	—	—
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	7.45	9.54	8.11	5.22	10.00
Value at end of period	9.02	7.45	9.54	8.11	5.22
Number of accumulation units outstanding at end of period	460	422	260	—	—
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	12.62	12.72	10.32	7.85	13.45	12.06	11.95	10.00
Value at end of period	14.41	12.62	12.72	10.32	7.85	13.45	12.06	11.95
Number of accumulation units outstanding at end of period	972	896	759	—	—	—	—	—
ROYCE TOTAL RETURN
Value at beginning of period	10.16	10.43	8.53	6.82	10.00
Value at end of period	11.52	10.16	10.43	8.53	6.82
Number of accumulation units outstanding at end of period	48	48	77	—	—
RS SELECT GROWTH
Value at beginning of period	14.88	14.23	10.89	7.43	13.61	12.05	11.22	11.48	10.00
Value at end of period	17.54	14.88	14.23	10.89	7.43	13.61	12.05	11.22	11.48
Number of accumulation units outstanding at end of period	—	—	—	—	—	—	—	—	—
RS SMALL CAP GROWTH

Value at beginning of period	6.50	6.70	5.28	3.60	6.66	5.89	5.41	5.41	4.73	3.24
Value at end of period	7.41	6.50	6.70	5.28	3.60	6.66	5.89	5.41	5.41	4.73
Number of accumulation units outstanding at end of period	—	—	—	—	—	—	—	—	—	—

INVESTMENT DIVISION (0.55)	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER BALANCED
Value at beginning of period	13.78	13.86	12.63	9.82	14.47	12.95	12.44	11.53	11.09	9.37
Value at end of period	14.56	13.78	13.86	12.63	9.82	14.47	12.95	12.44	11.53	11.09
Number of accumulation units outstanding at end of period	704	711	700	1,152	2,687	2,339	8,547	14,147	7,220	7,197
ALGER MID CAP GROWTH
Value at beginning of period	15.12	16.58	13.96	9.25	22.34	17.08	15.59	14.27	12.70	8.64
Value at end of period	17.48	15.12	16.58	13.96	9.25	22.34	17.08	15.59	14.27	12.70
Number of accumulation units outstanding at end of period	14,644	15,396	20,974	30,119	39,280	40,426	62,569	67,889	64,022	49,987
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	21.67	21.04	18.68	16.73	21.04	20.79	17.50	17.17	15.34	12.42
Value at end of period	24.04	21.67	21.04	18.68	16.73	21.04	20.79	17.50	17.17	15.34
Number of accumulation units outstanding at end of period	10,066	10,851	8,424	19,363	16,445	30,742	47,787	48,672	30,600	31,769
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	10.18	10.79	9.69	7.27	12.02	10.93	10.00
Value at end of period	12.17	10.18	10.79	9.69	7.27	12.02	10.93
Number of accumulation units outstanding at end of period	9,434	9,207	7,776	18,917	20,226	11,067	26,244
ARTISAN INTERNATIONAL
Value at beginning of period	10.58	11.48	10.89	7.84	14.86	12.48	9.99	8.64	7.38	5.74
Value at end of period	13.20	10.58	11.48	10.89	7.84	14.86	12.48	9.99	8.64	7.38
Number of accumulation units outstanding at end of period	27,924	35,231	39,730	52,150	64,611	82,622	77,393	61,213	38,978	21,105
COLUMBIA MID CAP VALUE
Value at beginning of period	9.19	9.68	7.94	6.05	10.00
Value at end of period	10.63	9.19	9.68	7.94	6.05
Number of accumulation units outstanding at end of period	754	7,714	10,430	6,478	9,788
DAVIS NEW YORK VENTURE
Value at beginning of period	9.45	10.01	9.01	6.89	11.59	11.14	10.00
Value at end of period	10.57	9.45	10.01	9.01	6.89	11.59	11.14
Number of accumulation units outstanding at end of period	13,224	13,959	14,967	25,756	21,430	10,053	15,191
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	11.65	12.36	11.05	9.73	13.77	12.52	10.85	10.71	10.04	8.16
Value at end of period	12.74	11.65	12.36	11.05	9.73	13.77	12.52	10.85	10.71	10.04
Number of accumulation units outstanding at end of period	3,295	3,234	6,380	9,623	17,404	15,487	19,140	28,022	21,110	15,242
FIDELITY VIP CONTRAFUND
Value at beginning of period	20.42	21.07	18.07	13.39	23.42	20.03	18.03	15.50	13.50	10.56
Value at end of period	23.65	20.42	21.07	18.07	13.39	23.42	20.03	18.03	15.50	13.50
Number of accumulation units outstanding at end of period	31,400	33,700	30,634	54,269	32,085	48,260	67,660	82,505	77,486	43,416
FIDELITY VIP GROWTH
Value at beginning of period	18.56	18.63	15.08	11.82	22.50	17.82	16.77	15.94	15.50	11.73
Value at end of period	21.17	18.56	18.63	15.08	11.82	22.50	17.82	16.77	15.94	15.50
Number of accumulation units outstanding at end of period	102,614	106,465	119,104	133,664	132,026	148,801	211,429	259,546	476,985	225,299
GREAT-WEST AGGRESSIVE PROFILE I
Value at beginning of period	17.51	18.42	16.03	12.11	20.32	19.07	16.60	15.34	13.20	10.16
Value at end of period	20.27	17.51	18.42	16.03	12.11	20.32	19.07	16.60	15.34	13.20
Number of accumulation units outstanding at end of period	26,716	29,723	69,299	99,689	57,271	100,213	163,145	153,819	167,632	106,837
GREAT-WEST ARIEL MID-CAP VALUE
Value at beginning of period	31.24	33.73	28.37	17.46	29.52	30.05	27.14	26.40	23.64	18.34

Value at end of period	37.35	31.24	33.73	28.37	17.46	29.52	30.05	27.14	26.40	23.64
Number of accumulation units outstanding at end of period	27,263	29,303	27,831	36,923	36,708	61,802	91,634	118,973	122,511	116,779
GREAT-WEST ARIEL SMALL-CAP VALUE
Value at beginning of period	29.30	33.22	25.83	15.63	29.07	29.97	26.78	27.06	22.27	17.32
Value at end of period	35.02	29.30	33.22	25.83	15.63	29.07	29.97	26.78	27.06	22.27
Number of accumulation units outstanding at end of period	20,206	20,597	9,355	15,594	12,004	20,459	26,012	41,846	61,107	27,065
GREAT-WEST BOND INDEX
Value at beginning of period	19.10	17.91	16.91	16.02	15.14	14.26	13.81	13.60	13.25	12.92
Value at end of period	19.73	19.10	17.91	16.91	16.02	15.14	14.26	13.81	13.60	13.25
Number of accumulation units outstanding at end of period	15,052	18,594	31,222	40,398	37,380	49,315	61,568	42,381	55,535	16,903
GREAT-WEST CONSERVATIVE PROFILE I
Value at beginning of period	18.93	18.83	17.42	14.55	16.96	16.16	15.07	14.55	13.68	12.35
Value at end of period	20.52	18.93	18.83	17.42	14.55	16.96	16.16	15.07	14.55	13.68
Number of accumulation units outstanding at end of period	5,815	7,011	15,295	7,054	7,343	9,478	17,205	21,545	28,104	12,529
GREAT-WEST INVESCO ADR
Value at beginning of period	14.91	17.60	16.76	12.90	21.69	20.31	16.48	14.89	12.52	9.58
Value at end of period	16.98	14.91	17.60	16.76	12.90	21.69	20.31	16.48	14.89	12.52
Number of accumulation units outstanding at end of period	11,747	11,870	17,462	19,090	28,348	26,231	57,858	52,486	146,974	51,005
GREAT-WEST LIFETIME 2015 PORTFOLIO II
Value at beginning of period	12.98	12.86	11.59	10.00
Value at end of period	14.45	12.98	12.86	11.59
Number of accumulation units outstanding at end of period	8,839	1,862	2,750	—
GREAT-WEST LIFETIME 2025 PORTFOLIO II
Value at beginning of period	13.22	13.42	11.92	10.00
Value at end of period	14.97	13.22	13.42	11.92
Number of accumulation units outstanding at end of period	2,233	2,373	4	—
GREAT-WEST LIFETIME 2035 PORTFOLIO II
Value at beginning of period	13.34	13.86	12.16	10.00
Value at end of period	15.37	13.34	13.86	12.16
Number of accumulation units outstanding at end of period	2,548	423	4	—
GREAT-WEST LIFETIME 2045 PORTFOLIO II
Value at beginning of period	13.34	13.99	12.23	10.00
Value at end of period	15.45	13.34	13.99	12.23
Number of accumulation units outstanding at end of period	2,621	378	266	—
GREAT-WEST LIFETIME 2055 PORTFOLIO II
Value at beginning of period	13.32	14.03	12.27	10.00
Value at end of period	15.44	13.32	14.03	12.27
Number of accumulation units outstanding at end of period	363	87	—	—
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	30.79	29.64	26.43	19.20	24.67	22.95	20.77	20.13	18.24	14.10
Value at end of period	35.53	30.79	29.64	26.43	19.20	24.67	22.95	20.77	20.13	18.24
Number of accumulation units outstanding at end of period	36,828	33,373	20,361	26,935	23,744	37,028	59,398	68,903	138,801	49,586
GREAT-WEST LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	24.23	24.87	20.17	15.86	23.68	23.07	19.65	18.63	15.33	11.48
Value at end of period	27.93	24.23	24.87	20.17	15.86	23.68	23.07	19.65	18.63	15.33
Number of accumulation units outstanding at end of period	8,331	9,544	8,904	22,593	15,810	29,221	27,134	31,379	35,461	21,845
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	15.31	15.69	14.45	11.02	23.96	22.67	16.78	14.46	12.23	9.09
Value at end of period	17.85	15.31	15.69	14.45	11.02	23.96	22.67	16.78	14.46	12.23
Number of accumulation units outstanding at end of period	42,602	44,288	51,669	55,410	43,620	102,426	148,980	130,922	136,107	101,034

GREAT-WEST MODERATE PROFILE I
Value at beginning of period	19.36	19.72	17.77	14.36	18.83	17.67	15.87	15.01	13.56	11.34
Value at end of period	21.61	19.36	19.72	17.77	14.36	18.83	17.67	15.87	15.01	13.56
Number of accumulation units outstanding at end of period	55,968	60,454	96,989	126,603	78,263	144,038	244,860	280,295	308,407	94,122
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	19.37	19.90	17.69	13.83	19.94	18.69	16.52	15.43	13.68	11.10
Value at end of period	21.94	19.37	19.90	17.69	13.83	19.94	18.69	16.52	15.43	13.68
Number of accumulation units outstanding at end of period	52,288	64,239	113,995	161,917	83,079	116,266	267,737	288,134	261,690	112,259
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	18.35	18.46	16.87	13.90	17.06	16.13	14.75	14.00	12.84	11.08
Value at end of period	20.18	18.35	18.46	16.87	13.90	17.06	16.13	14.75	14.00	12.84
Number of accumulation units outstanding at end of period	8,526.00	15,688	16,902	23,405	17,660	32,464	50,831	52,574	88,077	32,336
GREAT-WEST MONEY MARKET
Value at beginning of period	13.90	13.97	14.05	14.13	13.94	13.38	12.87	12.60	12.55	12.53
Value at end of period	13.82	13.90	13.97	14.05	14.13	13.94	13.38	12.87	12.60	12.55
Number of accumulation units outstanding at end of period	251,994	242,534	333,142	358,320	322,508	363,996	516,032	508,435	640,300	677,625
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	26.85	26.90	21.52	17.32	25.36	25.71	22.57	21.20	17.50	12.74
Value at end of period	30.92	26.85	26.90	21.52	17.32	25.36	25.71	22.57	21.20	17.50
Number of accumulation units outstanding at end of period	16,485	18,390	19,332	35,041	26,497	28,550	51,476	34,998	39,764	32,357
GREAT-WEST SMALL-CAP GROWTH
Value at beginning of period	17.31	17.51	14.24	10.84	18.55	16.62	16.27	15.64	14.84	11.39
Value at end of period	19.80	17.31	17.51	14.24	10.84	18.55	16.62	16.27	15.64	14.84
Number of accumulation units outstanding at end of period	29,250	31,311	32,396	35,593	41,334	51,692	114,666	118,880	113,570	109,434
GREAT-WEST STOCK INDEX
Value at beginning of period	19.64	19.51	16.99	13.47	21.60	20.66	18.11	17.34	15.74	12.33
Value at end of period	22.55	19.64	19.51	16.99	13.47	21.60	20.66	18.11	17.34	15.74
Number of accumulation units outstanding at end of period	255,786	283,210	323,023	358,982	367,562	477,678	702,496	727,517	941,921	703,987
GREAT-WEST T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	22.48	22.80	19.93	16.00	25.22	24.56	20.73	20.02	17.50	14.01
Value at end of period	26.20	22.48	22.80	19.93	16.00	25.22	24.56	20.73	20.02	17.50
Number of accumulation units outstanding at end of period	51,501	55,743	59,892	87,522	68,639	71,933	130,292	171,260	143,402	127,505
GREAT-WEST T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period	30.29	30.98	24.42	16.95	28.58	24.59	23.16	20.41	17.37	12.68
Value at end of period	34.24	30.29	30.98	24.42	16.95	28.58	24.59	23.16	20.41	17.37
Number of accumulation units outstanding at end of period	22,409	24,083	21,303	37,831	31,599	41,006	54,306	57,150	44,668	27,150
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	20.96	19.94	18.99	18.01	17.01	16.06	15.48	15.23	14.74	14.45
Value at end of period	21.52	20.96	19.94	18.99	18.01	17.01	16.06	15.48	15.23	14.74
Number of accumulation units outstanding at end of period	31,324	33,858	34,736	50,751	39,672	58,820	117,090	84,847	112,238	54,909
INVESCO AMERICAN FRANCHISE
Value at beginning of period	6.44	6.95	5.97	4.80	7.80	6.79	6.38	6.22	6.00	4.81
Value at end of period	7.25	6.44	6.95	5.97	4.80	7.80	6.79	6.38	6.22	6.00
Number of accumulation units outstanding at end of period	4,360	6,427	6,487	6,538	9,717	9,915	10,375	19,619	22,215	23,856
INVESCO AMERICAN VALUE
Value at beginning of period	10.32	10.33	8.55	6.19	10.00
Value at end of period	11.97	10.32	10.33	8.55	6.19
Number of accumulation units outstanding at end of period	5,919	3,179	11,009	4,595	9
INVESCO COMSTOCK
Value at beginning of period	9.87	10.15	8.85	6.89	10.84	11.13	10.00

Value at end of period	11.64	9.87	10.15	8.85	6.89	10.84	11.13
Number of accumulation units outstanding at end of period	402	1,341	1,172	11,576	3,999	5,176	1,416
INVESCO DYNAMICS
Value at beginning of period	7.16	7.53	6.14	4.32	8.20	7.34	6.33	5.77	5.18	3.77
Value at end of period	8.04	7.16	7.53	6.14	4.32	8.20	7.34	6.33	5.77	5.18
Number of accumulation units outstanding at end of period	1,572	1,293	1,411	4,812	11,861	33,226	25,099	20,547	16,573	20,701
INVESCO SMALL CAP GROWTH
Value at beginning of period	14.93	15.20	12.10	9.05	14.86	13.41	11.80	10.95	10.31	7.45
Value at end of period	17.57	14.93	15.20	12.10	9.05	14.86	13.41	11.80	10.95	10.31
Number of accumulation units outstanding at end of period	1,314	1,334	696	978	2,016	4,652	5,723	13,660	17,006	8,443
JANUS TWENTY
Value at beginning of period	7.54	8.25	7.76	5.45	9.44	6.98	6.25	5.74	4.66	3.74
Value at end of period	9.17	7.54	8.25	7.76	5.45	9.44	6.98	6.25	5.74	4.66
Number of accumulation units outstanding at end of period	7,928	8,953	9,817	10,480	23,555	24,281	28,213	39,806	41,994	39,894
JANUS WORLDWIDE
Value at beginning of period	5.78	6.75	5.87	4.29	7.84	7.22	6.15	5.85	5.57	4.51
Value at end of period	6.89	5.78	6.75	5.87	4.29	7.84	7.22	6.15	5.85	5.57
Number of accumulation units outstanding at end of period	2,692	3,514	3,069	3,817	8,742	14,246	17,989	29,797	39,180	43,909
JENSEN QUALITY GROWTH
Value at beginning of period	12.35	12.56	11.32	8.85	12.56	11.80	10.43	10.67	10.00
Value at end of period	13.91	12.35	12.56	11.32	8.85	12.56	11.80	10.43	10.67
Number of accumulation units outstanding at end of period	132	142	346	672	6,106	3,389	4,524	3,647	2,082
LEGG MASON CAPITAL MANAGEMENT VALUE TRUST
Value at beginning of period	9.25	9.61	9.01	6.40	14.22	15.22	14.36	13.62	12.15	8.45
Value at end of period	10.66	9.25	9.61	9.01	6.40	14.22	15.22	14.36	13.62	12.15
Number of accumulation units outstanding at end of period	1,227	1,227	864	11,287	2,419	7,921	14,309	25,102	34,992	27,278
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	13.39	14.05	11.34	10.00
Value at end of period	14.61	13.39	14.05	11.34
Number of accumulation units outstanding at end of period	2,632	2,014	1,258	—
MAINSTAY U.S. SMALL CAP
Value at beginning of period	10.22	10.60	8.59	5.83	9.28	11.30	10.00
Value at end of period	11.42	10.22	10.60	8.59	5.83	9.28	11.30
Number of accumulation units outstanding at end of period	1,027	1,164	273	291	657	871	936
MFS GROWTH
Value at beginning of period	11.20	11.34	10.09	8.17	12.96	11.37	10.76	10.69	10.09	7.97
Value at end of period	13.04	11.20	11.34	10.09	8.17	12.96	11.37	10.76	10.69	10.09
Number of accumulation units outstanding at end of period	143	143	143	442	143	246	250	488	3,177	747
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	11.06	11.30	10.41	7.29	13.54	11.97	11.20	10.75	10.16	7.89
Value at end of period	12.50	11.06	11.30	10.41	7.29	13.54	11.97	11.20	10.75	10.16
Number of accumulation units outstanding at end of period	5,234	6,180	3,323	10,603	6,993	14,156	14,006	11,904	10,804	2,241
OPPENHEIMER GLOBAL
Value at beginning of period	14.24	15.69	13.63	9.85	16.79	15.93	13.65	12.06	10.00
Value at end of period	17.10	14.24	15.69	13.63	9.85	16.79	15.93	13.65	12.06
Number of accumulation units outstanding at end of period	32,511	34,833	33,106	25,712	24,315	19,376	19,143	22,742	9,000
PIMCO TOTAL RETURN
Value at beginning of period	17.44	16.88	15.63	13.84	13.31	12.30	11.93	11.68	11.20	10.69
Value at end of period	19.10	17.44	16.88	15.63	13.84	13.31	12.30	11.93	11.68	11.20
Number of accumulation units outstanding at end of period	54,195	64,848	67,122	81,002	67,419	55,720	101,503	73,218	48,758	16,184

PIONEER EQUITY INCOME VCT
Value at beginning of period	14.95	14.21	11.98	10.58	15.30	15.30	12.60	12.00	10.40	8.55
Value at end of period	16.35	14.95	14.21	11.98	10.58	15.30	15.30	12.60	12.00	10.40
Number of accumulation units outstanding at end of period	1,848	1,996	3,188	5,866	4,908	13,519	10,516	8,232	4,198	2,170
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	12.58	12.29	10.94	7.42	10.00
Value at end of period	14.37	12.58	12.29	10.94	7.42
Number of accumulation units outstanding at end of period	6,262	4,935	3,984	3,555	3,405
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	7.47	9.57	8.12	5.23	10.00
Value at end of period	9.06	7.47	9.57	8.12	5.23
Number of accumulation units outstanding at end of period	3,430	11,666	11,746	21,686	946
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	12.70	12.79	10.37	7.88	13.48	12.08	11.86	10.00
Value at end of period	14.52	12.70	12.79	10.37	7.88	13.48	12.08	11.86
Number of accumulation units outstanding at end of period	16,455	24,662	13,540	26,777	18,010	14,600	24,568	10,501
ROYCE TOTAL RETURN
Value at beginning of period	10.20	10.46	8.55	6.83	10.00
Value at end of period	11.57	10.20	10.46	8.55	6.83
Number of accumulation units outstanding at end of period	9,230	8,384	12,930	9,426	1,035
RS SELECT GROWTH
Value at beginning of period	15.00	14.32	10.95	7.47	13.66	12.08	11.24	11.48	10.00
Value at end of period	17.69	15.00	14.32	10.95	7.47	13.66	12.08	11.24	11.48
Number of accumulation units outstanding at end of period	—	—	79	427	1,718	797	1,082	2,882	4,750
RS SMALL CAP GROWTH
Value at beginning of period	6.58	6.77	5.33	3.63	6.71	5.92	5.44	5.44	4.75	3.25
Value at end of period	7.51	6.58	6.77	5.33	3.63	6.71	5.92	5.44	5.44	4.75
Number of accumulation units outstanding at end of period	2,950	2,950	4,559	6,707	19,869	14,801	16,567	27,620	49,631	37,111

INVESTMENT DIVISION (0.45)	2012	2011	2010	2009	2008	2007	2006	2005
ALGER BALANCED
Value at beginning of period	11.40	11.44	10.42	8.10	11.92	10.66	10.22	10.00
Value at end of period	12.05	11.40	11.44	10.42	8.10	11.92	10.66	10.22
Number of accumulation units outstanding at end of period	2,673	3,322	4,787	4,910	1,096	—	4,470	5,294
ALGER MID CAP GROWTH
Value at beginning of period	9.96	10.91	9.18	6.08	14.66	11.19	10.21	10.00
Value at end of period	11.52	9.96	10.91	9.18	6.08	14.66	11.19	10.21
Number of accumulation units outstanding at end of period	2,764	29,111	30,149	31,184	7,850	—	13,494	10,975
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	12.48	12.11	10.73	9.61	12.07	11.91	10.02	10.00
Value at end of period	13.86	12.48	12.11	10.73	9.61	12.07	11.91	10.02
Number of accumulation units outstanding at end of period	27,390	37,370	36,321	31,682	17,726	—	7,194	7,579
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	10.24	10.84	9.73	7.28	12.04	10.94	10.00
Value at end of period	12.25	10.24	10.84	9.73	7.28	12.04	10.94
Number of accumulation units outstanding at end of period	17,934	19,043	16,540	13,605	7,852	—	882
ARTISAN INTERNATIONAL
Value at beginning of period	11.49	12.45	11.80	8.48	16.07	13.48	10.78	10.00
Value at end of period	14.34	11.49	12.45	11.80	8.48	16.07	13.48	10.78
Number of accumulation units outstanding at end of period	42,146	34,893	36,350	33,250	13,382	—	10,703	7,256
COLUMBIA MID CAP VALUE

Value at beginning of period	9.22	9.71	7.95	6.06	10.00
Value at end of period	10.68	9.22	9.71	7.95	6.06
Number of accumulation units outstanding at end of period	—	23,467	7,342	4,892	614
DAVIS NEW YORK VENTURE
Value at beginning of period	9.51	10.06	9.04	6.90	11.61	11.14	10.00
Value at end of period	10.63	9.51	10.06	9.04	6.90	11.61	11.14
Number of accumulation units outstanding at end of period	2,956	7,247	7,097	7,173	5,291	—	1,950
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	10.95	11.61	10.36	9.12	12.89	11.71	10.14	10.00
Value at end of period	11.98	10.95	11.61	10.36	9.12	12.89	11.71	10.14
Number of accumulation units outstanding at end of period	5,192	2,546	4,682	5,226	3,284	—	14,499	9,598
FIDELITY VIP CONTRAFUND
Value at beginning of period	12.04	12.41	10.64	7.87	13.76	11.75	10.57	10.00
Value at end of period	13.96	12.04	12.41	10.64	7.87	13.76	11.75	10.57
Number of accumulation units outstanding at end of period	37,435	52,029	52,376	55,262	21,034	—	36,799	30,640
FIDELITY VIP GROWTH
Value at beginning of period	11.50	11.53	9.33	7.30	13.88	10.98	10.33	10.00
Value at end of period	13.13	11.50	11.53	9.33	7.30	13.88	10.98	10.33
Number of accumulation units outstanding at end of period	82,475	89,838	98,034	93,663	61,141	—	104,810	110,233
GREAT-WEST AGGRESSIVE PROFILE I
Value at beginning of period	10.96	11.52	10.01	7.56	12.67	11.88	10.33	10.00
Value at end of period	12.71	10.96	11.52	10.01	7.56	12.67	11.88	10.33
Number of accumulation units outstanding at end of period	58,001	59,634	60,496	52,447	21,178	—	19,249	13,236
GREAT-WEST ARIEL MID-CAP VALUE
Value at beginning of period	11.72	12.64	10.62	6.53	11.03	11.22	10.12	10.00
Value at end of period	14.03	11.72	12.64	10.62	6.53	11.03	11.22	10.12
Number of accumulation units outstanding at end of period	23,751	28,870	26,069	27,925	18,258	—	65,705	67,963
GREAT-WEST ARIEL SMALL-CAP VALUE
Value at beginning of period	10.67	12.09	9.39	5.68	10.55	10.87	9.70	10.00
Value at end of period	12.77	10.67	12.09	9.39	5.68	10.55	10.87	9.70
Number of accumulation units outstanding at end of period	12,979	19,775	21,887	16,318	12,072	—	13,438	13,849
GREAT-WEST BOND INDEX
Value at beginning of period	13.89	13.01	12.27	11.61	10.96	10.32	9.99	10.00
Value at end of period	14.37	13.89	13.01	12.27	11.61	10.96	10.32	9.99
Number of accumulation units outstanding at end of period	22,065	22,829	23,529	24,632	11,406	—	6,101	7,767
GREAT-WEST CONSERVATIVE PROFILE I
Value at beginning of period	12.80	12.72	11.75	9.80	11.42	10.87	10.13	10.00
Value at end of period	13.89	12.80	12.72	11.75	9.80	11.42	10.87	10.13
Number of accumulation units outstanding at end of period	5,155	9,306	7,940	6,596	2,726	—	7,793	6,116
GREAT-WEST INVESCO ADR
Value at beginning of period	9.54	11.25	10.70	8.23	13.82	12.93	10.48	10.00
Value at end of period	10.88	9.54	11.25	10.70	8.23	13.82	12.93	10.48
Number of accumulation units outstanding at end of period	9,877	16,938	15,126	14,389	5,375	—	17,200	18,223
GREAT-WEST LIFETIME 2015 PORTFOLIO II
Value at beginning of period	13.02	12.89	11.60	10.00
Value at end of period	14.50	13.02	12.89	11.60
Number of accumulation units outstanding at end of period	12,854	17,279	7,801	5,018
GREAT-WEST LIFETIME 2025 PORTFOLIO II
Value at beginning of period	13.25	13.45	11.93	10.00
Value at end of period	15.03	13.25	13.45	11.93

Number of accumulation units outstanding at end of period	2,734	8,500	5,691	—
GREAT-WEST LIFETIME 2035 PORTFOLIO II
Value at beginning of period	13.38	13.88	12.17	10.00
Value at end of period	15.43	13.38	13.88	12.17
Number of accumulation units outstanding at end of period	2,124	6,876	235	—
GREAT-WEST LIFETIME 2045 PORTFOLIO II
Value at beginning of period	13.38	14.02	12.24	10.00
Value at end of period	15.50	13.38	14.02	12.24
Number of accumulation units outstanding at end of period	2,828	4,369	8	—
GREAT-WEST LIFETIME 2055 PORTFOLIO II
Value at beginning of period	13.35	14.05	12.28	10.00
Value at end of period	15.50	13.35	14.05	12.28
Number of accumulation units outstanding at end of period	270	101	—	—
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	14.92	14.35	12.79	9.28	11.91	11.07	10.01	10.00
Value at end of period	17.24	14.92	14.35	12.79	9.28	11.91	11.07	10.01
Number of accumulation units outstanding at end of period	28,670	35,142	30,807	29,111	15,938	—	28,154	26,357
GREAT-WEST LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	12.62	12.94	10.48	8.24	12.28	11.96	10.18	10.00
Value at end of period	14.56	12.62	12.94	10.48	8.24	12.28	11.96	10.18
Number of accumulation units outstanding at end of period	11,895	19,279	19,338	20,045	14,046	—	6,400	6,246
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	9.78	10.01	9.21	7.01	15.24	14.40	10.65	10.00
Value at end of period	11.41	9.78	10.01	9.21	7.01	15.24	14.40	10.65
Number of accumulation units outstanding at end of period	38,960	38,318	40,918	43,870	26,319	—	21,818	21,102
GREAT-WEST MODERATE PROFILE I
Value at beginning of period	12.56	12.78	11.51	9.29	12.17	11.41	10.24	10.00
Value at end of period	14.04	12.56	12.78	11.51	9.29	12.17	11.41	10.24
Number of accumulation units outstanding at end of period	64,453	84,757	96,786	91,997	41,294	—	161,037	139,361
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	12.15	12.47	11.07	8.65	12.46	11.67	10.30	10.00
Value at end of period	13.77	12.15	12.47	11.07	8.65	12.46	11.67	10.30
Number of accumulation units outstanding at end of period	130,760	170,275	157,473	137,353	89,340	—	114,783	68,943
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	12.77	12.84	11.72	9.64	11.83	11.17	10.21	10.00
Value at end of period	14.06	12.77	12.84	11.72	9.64	11.83	11.17	10.21
Number of accumulation units outstanding at end of period	26,629	26,566	30,981	29,538	6,892	—	34,892	27,554
GREAT-WEST MONEY MARKET
Value at beginning of period	10.96	11.01	11.06	11.10	10.95	10.50	10.09	10.00
Value at end of period	10.91	10.96	11.01	11.06	11.10	10.95	10.50	10.09
Number of accumulation units outstanding at end of period	32,448	29,156	26,764	32,008	27,031	—	106,408	84,944
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	12.06	12.08	9.65	7.76	11.35	11.50	10.08	10.00
Value at end of period	13.91	12.06	12.08	9.65	7.76	11.35	11.50	10.08
Number of accumulation units outstanding at end of period	31,097	28,380	29,029	27,925	13,313	—	19,787	16,932
GREAT-WEST SMALL-CAP GROWTH
Value at beginning of period	11.11	11.22	9.11	6.93	11.85	10.60	10.38	10.00
Value at end of period	12.72	11.11	11.22	9.11	6.93	11.85	10.60	10.38
Number of accumulation units outstanding at end of period	9,638	11,013	13,225	13,665	4,415	—	33,951	42,480
GREAT-WEST STOCK INDEX

Value at beginning of period	11.14	11.05	9.61	7.62	12.20	11.66	10.21	10.00
Value at end of period	12.80	11.14	11.05	9.61	7.62	12.20	11.66	10.21
Number of accumulation units outstanding at end of period	133,585	117,544	111,112	108,186	74,750	—	145,235	141,808
GREAT-WEST T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	10.99	11.14	9.72	7.80	12.28	11.95	10.08	10.00
Value at end of period	12.82	10.99	11.14	9.72	7.80	12.28	11.95	10.08
Number of accumulation units outstanding at end of period	11,999	19,710	24,169	22,397	15,074	—	88,602	100,287
GREAT-WEST T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period	13.86	14.17	11.16	7.74	13.03	11.20	10.54	10.00
Value at end of period	15.69	13.86	14.17	11.16	7.74	13.03	11.20	10.54
Number of accumulation units outstanding at end of period	43,936	34,063	43,001	38,417	30,335	—	32,037	26,973
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	13.64	12.96	12.33	11.68	11.02	10.40	10.01	10.00
Value at end of period	14.01	13.64	12.96	12.33	11.68	11.02	10.40	10.01
Number of accumulation units outstanding at end of period	30,945	28,893	27,612	24,815	17,734	—	25,006	19,184
INVESCO AMERICAN FRANCHISE
Value at beginning of period	10.52	11.34	9.73	7.82	12.68	11.03	10.35	10.00
Value at end of period	11.85	10.52	11.34	9.73	7.82	12.68	11.03	10.35
Number of accumulation units outstanding at end of period	48	48	48	48	—	—	381	351
INVESCO AMERICAN VALUE
Value at beginning of period	10.35	10.36	8.56	6.19	10.00
Value at end of period	12.03	10.35	10.36	8.56	6.19
Number of accumulation units outstanding at end of period	24,209	8,513	8,326	2,142	—
INVESCO COMSTOCK
Value at beginning of period	9.93	10.19	8.88	6.91	10.00
Value at end of period	11.71	9.93	10.19	8.88	6.91
Number of accumulation units outstanding at end of period	4,477	3,352	2,164	1,442	1,046
INVESCO DYNAMICS
Value at beginning of period	11.69	12.28	9.99	7.03	13.33	11.92	10.27	10.00
Value at end of period	13.14	11.69	12.28	9.99	7.03	13.33	11.92	10.27
Number of accumulation units outstanding at end of period	668	2,561	2,585	2,017	1,022	—	1,573	1,625
INVESCO SMALL CAP GROWTH
Value at beginning of period	13.04	13.27	10.55	7.88	12.93	11.66	10.25	10.00
Value at end of period	15.36	13.04	13.27	10.55	7.88	12.93	11.66	10.25
Number of accumulation units outstanding at end of period	286	286	286	286	169	—	1,328	1,374
JANUS TWENTY
Value at beginning of period	12.45	13.62	12.79	8.97	15.53	11.47	10.26	10.00
Value at end of period	15.16	12.45	13.62	12.79	8.97	15.53	11.47	10.26
Number of accumulation units outstanding at end of period	285	285	285	285	—	—	2,267	2,368
JANUS WORLDWIDE
Value at beginning of period	9.77	11.39	9.90	7.22	13.19	12.13	10.34	10.00
Value at end of period	11.65	9.77	11.39	9.90	7.22	13.19	12.13	10.34
Number of accumulation units outstanding at end of period	678	920	920	921	678	—	5,515	5,672
JENSEN QUALITY GROWTH
Value at beginning of period	12.01	12.21	11.00	8.59	12.17	11.43	10.09	10.00
Value at end of period	13.55	12.01	12.21	11.00	8.59	12.17	11.43	10.09
Number of accumulation units outstanding at end of period	4,369	2,602	2,602	3,252	1,733	—	820	527
LEGG MASON CAPITAL MANAGEMENT VALUE TRUST
Value at beginning of period	6.92	7.19	6.73	4.77	10.60	11.33	10.68	10.00
Value at end of period	7.99	6.92	7.19	6.73	4.77	10.60	11.33	10.68

Number of accumulation units outstanding at end of period	1,690	2,550	3,043	3,217	2,040	—	7,110	5,417
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	13.42	14.07	11.35	10.00
Value at end of period	14.66	13.42	14.07	11.35
Number of accumulation units outstanding at end of period	953	226	552	—
MAINSTAY U.S. SMALL CAP
Value at beginning of period	10.28	10.64	8.62	5.84	9.29	11.30	10.00
Value at end of period	11.50	10.28	10.64	8.62	5.84	9.29	11.30
Number of accumulation units outstanding at end of period	704	761	964	1,100	—	—	2,396
MFS GROWTH
Value at beginning of period	10.64	10.76	9.57	7.74	12.26	10.75	10.17	10.00
Value at end of period	12.40	10.64	10.76	9.57	7.74	12.26	10.75	10.17
Number of accumulation units outstanding at end of period	—	—	—	—	—	—	—	—
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	10.30	10.52	9.68	6.77	12.57	11.10	10.37	10.00
Value at end of period	11.66	10.30	10.52	9.68	6.77	12.57	11.10	10.37
Number of accumulation units outstanding at end of period	5,154	8,091	7,088	6,908	5,042	—	2,778	819
OPPENHEIMER GLOBAL
Value at beginning of period	11.04	12.15	10.55	7.61	12.97	12.29	10.52	10.00
Value at end of period	13.27	11.04	12.15	10.55	7.61	12.97	12.29	10.52
Number of accumulation units outstanding at end of period	53,266	61,042	44,979	31,521	14,712	—	10,143	8,360
PIMCO TOTAL RETURN
Value at beginning of period	14.66	14.17	13.11	11.60	11.15	10.29	9.96	10.00
Value at end of period	16.07	14.66	14.17	13.11	11.60	11.15	10.29	9.96
Number of accumulation units outstanding at end of period	29,903	27,063	25,285	29,890	17,414	—	8,909	9,144
PIONEER EQUITY INCOME VCT
Value at beginning of period	12.00	11.39	9.60	8.47	12.23	12.22	10.05	10.00
Value at end of period	13.13	12.00	11.39	9.60	8.47	12.23	12.22	10.05
Number of accumulation units outstanding at end of period	3,825	4,570	6,448	4,133	362	—	4,608	3,970
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	12.62	12.31	10.96	7.42	10.00
Value at end of period	14.44	12.62	12.31	10.96	7.42
Number of accumulation units outstanding at end of period	501	427	59	396	—
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	7.50	9.59	8.14	5.23	10.00
Value at end of period	9.10	7.50	9.59	8.14	5.23
Number of accumulation units outstanding at end of period	9,774	15,186	5,808	1,375	—
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	11.08	11.15	9.03	6.86	11.72	10.49	10.38	10.00
Value at end of period	12.69	11.08	11.15	9.03	6.86	11.72	10.49	10.38
Number of accumulation units outstanding at end of period	19,805	23,785	24,724	19,399	5,792	—	10,770	4,895
ROYCE TOTAL RETURN
Value at beginning of period	10.23	10.49	8.56	6.83	10.00
Value at end of period	11.62	10.23	10.49	8.56	6.83
Number of accumulation units outstanding at end of period	1,073	2,022	1,707	1,282	—
RS SELECT GROWTH
Value at beginning of period	13.21	12.60	9.62	6.56	11.98	10.59	9.84	10.00
Value at end of period	15.60	13.21	12.60	9.62	6.56	11.98	10.59	9.84
Number of accumulation units outstanding at end of period	3,741	2,123	1,368	878	510	—	792	816
RS SMALL CAP GROWTH

Value at beginning of period	12.41	12.76	10.04	6.83	12.61	11.12	10.20	10.00
Value at end of period	14.17	12.41	12.76	10.04	6.83	12.61	11.12	10.20
Number of accumulation units outstanding at end of period	663	663	663	663	576	—	2,698	2,698

INVESTMENT DIVISION (0.25)	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER BALANCED
Value at beginning of period	13.47	13.50	12.27	9.52	13.98	12.47	11.95	11.06	10.58	10.00
Value at end of period	14.28	13.47	13.50	12.27	9.52	13.98	12.47	11.95	11.06	10.58
Number of accumulation units outstanding at end of period	2,024	2,094	4,711	9,426	8,798	9,556	13,140	7,816	60	60
ALGER MID CAP GROWTH
Value at beginning of period	14.56	15.91	13.36	8.83	21.25	16.19	14.74	13.45	11.93	10.00
Value at end of period	16.87	14.56	15.91	13.36	8.83	21.25	16.19	14.74	13.45	11.93
Number of accumulation units outstanding at end of period	13,703	23,336	25,014	56,581	42,164	50,683	53,077	36,814	3,080	1,647
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	16.11	15.59	13.80	12.32	15.45	15.22	12.77	12.50	11.13	10.00
Value at end of period	17.92	16.11	15.59	13.80	12.32	15.45	15.22	12.77	12.50	11.13
Number of accumulation units outstanding at end of period	31,056	27,074	55,962	80,498	56,104	46,311	106,251	65,720	3,324	384
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	10.35	10.94	9.79	7.32	12.08	10.95	10.00
Value at end of period	12.41	10.35	10.94	9.79	7.32	12.08	10.95
Number of accumulation units outstanding at end of period	24,702	30,720	28,852	47,825	96,782	6,982	30,470
ARTISAN INTERNATIONAL
Value at beginning of period	17.37	18.77	17.77	12.75	24.09	20.17	16.10	13.89	11.82	10.00
Value at end of period	21.72	17.37	18.77	17.77	12.75	24.09	20.17	16.10	13.89	11.82
Number of accumulation units outstanding at end of period	50,500	26,310	57,489	118,106	93,069	46,954	57,081	37,516	1,377	100
COLUMBIA MID CAP VALUE
Value at beginning of period	9.29	9.76	7.98	6.06	10.00
Value at end of period	10.78	9.29	9.76	7.98	6.06
Number of accumulation units outstanding at end of period	641	76,251	34,279	36,287	2,988
DAVIS NEW YORK VENTURE
Value at beginning of period	9.61	10.15	9.11	6.94	11.64	11.15	10.00
Value at end of period	10.77	9.61	10.15	9.11	6.94	11.64	11.15
Number of accumulation units outstanding at end of period	6,213	14,469	23,381	52,260	82,721	22,902	24,913
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	13.18	13.94	12.42	10.91	15.40	13.95	12.06	11.86	11.09	10.00
Value at end of period	14.45	13.18	13.94	12.42	10.91	15.40	13.95	12.06	11.86	11.09
Number of accumulation units outstanding at end of period	9,865	10,110	17,047	31,035	55,452	22,833	34,095	22,669	706	226
FIDELITY VIP CONTRAFUND
Value at beginning of period	18.02	18.53	15.85	11.71	20.42	17.41	15.62	13.39	11.62	10.00
Value at end of period	20.92	18.02	18.53	15.85	11.71	20.42	17.41	15.62	13.39	11.62
Number of accumulation units outstanding at end of period	40,814	43,780	66,157	112,757	94,482	86,629	110,199	86,045	9,683	8,944
FIDELITY VIP GROWTH
Value at beginning of period	13.99	14.00	11.30	8.83	16.75	13.23	12.41	11.76	11.40	10.00
Value at end of period	16.00	13.99	14.00	11.30	8.83	16.75	13.23	12.41	11.76	11.40
Number of accumulation units outstanding at end of period	32,874	46,327	81,944	199,121	231,981	291,162	344,338	295,947	124,488	56,079
GREAT-WEST AGGRESSIVE PROFILE I
Value at beginning of period	15.79	16.56	14.37	10.83	18.10	16.94	14.70	13.55	11.62	10.00
Value at end of period	18.34	15.79	16.56	14.37	10.83	18.10	16.94	14.70	13.55	11.62
Number of accumulation units outstanding at end of period	21,506	59,901	98,535	139,592	153,297	98,170	146,866	100,415	67,348	5,239
GREAT-WEST ARIEL MID-CAP VALUE
Value at beginning of period	15.47	16.65	13.96	8.57	14.45	14.66	13.20	12.80	11.43	10.00

Value at end of period	18.55	15.47	16.65	13.96	8.57	14.45	14.66	13.20	12.80	11.43
Number of accumulation units outstanding at end of period	21,709	43,607	67,955	206,946	181,666	190,154	244,849	233,233	90,440	20,764
GREAT-WEST ARIEL SMALL-CAP VALUE
Value at beginning of period	15.81	17.88	13.86	8.36	15.50	15.94	14.19	14.30	11.73	10.00
Value at end of period	18.96	15.81	17.88	13.86	8.36	15.50	15.94	14.19	14.30	11.73
Number of accumulation units outstanding at end of period	18,799	24,991	45,244	76,037	64,616	56,279	106,559	90,653	9,637	3,116
GREAT-WEST BOND INDEX
Value at beginning of period	14.61	13.66	12.86	12.15	11.44	10.75	10.38	10.19	9.89	10.00
Value at end of period	15.14	14.61	13.66	12.86	12.15	11.44	10.75	10.38	10.19	9.89
Number of accumulation units outstanding at end of period	85,752	111,206	104,214	203,003	165,154	87,319	201,607	144,138	1,947	976
GREAT-WEST CONSERVATIVE PROFILE I
Value at beginning of period	14.74	14.62	13.48	11.22	13.05	12.39	11.53	11.09	10.40	10.00
Value at end of period	16.03	14.74	14.62	13.48	11.22	13.05	12.39	11.53	11.09	10.40
Number of accumulation units outstanding at end of period	10,269	22,212	25,117	27,744	21,583	14,813	29,317	20,173	12,374	2,457
GREAT-WEST INVESCO ADR
Value at beginning of period	14.51	17.07	16.21	12.44	20.85	19.47	15.75	14.19	11.89	10.00
Value at end of period	16.58	14.51	17.07	16.21	12.44	20.85	19.47	15.75	14.19	11.89
Number of accumulation units outstanding at end of period	9,611	48,210	66,047	99,737	96,089	57,775	64,236	28,688	8,357	6,921
GREAT-WEST LIFETIME 2015 PORTFOLIO II
Value at beginning of period	13.09	12.93	11.62	10.00
Value at end of period	14.61	13.09	12.93	11.62
Number of accumulation units outstanding at end of period	742	1,560	2,095	—
GREAT-WEST LIFETIME 2025 PORTFOLIO II
Value at beginning of period	13.32	13.49	11.94	10.00
Value at end of period	15.14	13.32	13.49	11.94
Number of accumulation units outstanding at end of period	1,971	1,345	14,524	133
GREAT-WEST LIFETIME 2035 PORTFOLIO II
Value at beginning of period	13.45	13.93	12.18	10.00
Value at end of period	15.54	13.45	13.93	12.18
Number of accumulation units outstanding at end of period	5,070	112	4,113	3,715
GREAT-WEST LIFETIME 2045 PORTFOLIO II
Value at beginning of period	13.45	14.06	12.25	10.00
Value at end of period	15.62	13.45	14.06	12.25
Number of accumulation units outstanding at end of period	3,606	2,815	741	—
GREAT-WEST LIFETIME 2055 PORTFOLIO II
Value at beginning of period	13.42	14.09	12.29	10.00
Value at end of period	15.61	13.42	14.09	12.29
Number of accumulation units outstanding at end of period	201	2,378	92	—
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	18.79	18.04	16.04	11.61	14.88	13.80	12.45	12.03	10.87	10.00
Value at end of period	21.75	18.79	18.04	16.04	11.61	14.88	13.80	12.45	12.03	10.87
Number of accumulation units outstanding at end of period	14,418	19,310	42,541	101,170	114,851	124,016	112,349	80,152	8,116	4,835
GREAT-WEST LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	19.34	19.79	16.00	12.55	18.68	18.14	15.41	14.56	11.95	10.00
Value at end of period	22.37	19.34	19.79	16.00	12.55	18.68	18.14	15.41	14.56	11.95
Number of accumulation units outstanding at end of period	11,485	19,968	26,562	63,163	85,779	50,195	52,683	39,103	3,246	—
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	15.68	16.02	14.70	11.18	24.24	22.86	16.87	14.49	12.22	10.00
Value at end of period	18.33	15.68	16.02	14.70	11.18	24.24	22.86	16.87	14.49	12.22
Number of accumulation units outstanding at end of period	9,382	21,497	49,879	90,733	107,833	106,679	154,607	88,166	37,284	5,098

GREAT-WEST MODERATE PROFILE I
Value at beginning of period	16.03	16.28	14.63	11.79	15.41	14.42	12.91	12.17	10.96	10.00
Value at end of period	17.95	16.03	16.28	14.63	11.79	15.41	14.42	12.91	12.17	10.96
Number of accumulation units outstanding at end of period	85,879	159,451	278,694	382,424	342,520	325,854	497,048	311,090	133,066	9,523
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	16.26	16.67	14.77	11.51	16.55	15.47	13.63	12.69	11.22	10.00
Value at end of period	18.48	16.26	16.67	14.77	11.51	16.55	15.47	13.63	12.69	11.22
Number of accumulation units outstanding at end of period	88,042	179,973	216,814	333,328	279,681	261,542	358,989	197,892	116,765	3,082
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	15.71	15.76	14.36	11.79	14.44	13.60	12.41	11.74	10.73	10.00
Value at end of period	17.33	15.71	15.76	14.36	11.79	14.44	13.60	12.41	11.74	10.73
Number of accumulation units outstanding at end of period	28,023	42,415	57,363	96,488	105,708	64,881	79,721	41,291	32,315	2,458
GREAT-WEST MONEY MARKET
Value at beginning of period	11.37	11.40	11.43	11.45	11.27	10.79	10.34	10.09	10.02	10.00
Value at end of period	11.34	11.37	11.40	11.43	11.45	11.27	10.79	10.34	10.09	10.02
Number of accumulation units outstanding at end of period	44,619	117,639	67,578	331,348	346,698	394,031	361,594	284,632	70,140	38,346
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	19.14	19.12	15.25	12.23	17.86	18.06	15.80	14.79	12.18	10.00
Value at end of period	22.11	19.14	19.12	15.25	12.23	17.86	18.06	15.80	14.79	12.18
Number of accumulation units outstanding at end of period	31,054	23,261	36,535	92,686	99,562	80,537	199,336	189,005	14,108	11,096
GREAT-WEST SMALL-CAP GROWTH
Value at beginning of period	13.76	13.87	11.24	8.53	14.56	13.00	12.70	12.17	11.51	10.00
Value at end of period	15.78	13.76	13.87	11.24	8.53	14.56	13.00	12.70	12.17	11.51
Number of accumulation units outstanding at end of period	5,300	7,926	20,378	57,936	73,810	90,577	96,314	103,912	66,116	29,068
GREAT-WEST STOCK INDEX
Value at beginning of period	14.37	14.24	12.36	9.77	15.62	14.90	13.02	12.43	11.25	10.00
Value at end of period	16.56	14.37	14.24	12.36	9.77	15.62	14.90	13.02	12.43	11.25
Number of accumulation units outstanding at end of period	114,516	166,777	260,787	640,775	721,806	708,144	1,109,700	1,058,265	508,881	223,569
GREAT-WEST T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	14.65	14.82	12.91	10.34	16.24	15.77	13.27	12.78	11.14	10.00
Value at end of period	17.13	14.65	14.82	12.91	10.34	16.24	15.77	13.27	12.78	11.14
Number of accumulation units outstanding at end of period	41,287	50,435	87,524	207,541	161,308	223,399	325,229	213,041	26,050	17,724
GREAT-WEST T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period	20.66	21.07	16.56	11.46	19.27	16.53	15.52	13.63	11.57	10.00
Value at end of period	23.43	20.66	21.07	16.56	11.46	19.27	16.53	15.52	13.63	11.57
Number of accumulation units outstanding at end of period	38,363	38,779	75,769	106,291	53,018	71,051	169,064	101,179	7,122	2,077
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	14.58	13.83	13.13	12.42	11.69	11.01	10.57	10.37	10.01	10.00
Value at end of period	15.01	14.58	13.83	13.13	12.42	11.69	11.01	10.57	10.37	10.01
Number of accumulation units outstanding at end of period	59,186	19,807	63,881	193,514	181,287	166,214	211,994	170,957	12,225	7,818
INVESCO AMERICAN FRANCHISE
Value at beginning of period	12.08	13.00	11.13	8.93	14.45	12.54	11.74	11.42	10.98	10.00
Value at end of period	13.63	12.08	13.00	11.13	8.93	14.45	12.54	11.74	11.42	10.98
Number of accumulation units outstanding at end of period	1,067	1,297	1,433	2,640	3,101	3,538	4,712	4,075	514	182
INVESCO AMERICAN VALUE
Value at beginning of period	10.43	10.42	8.59	6.20	10.00
Value at end of period	12.14	10.43	10.42	8.59	6.20
Number of accumulation units outstanding at end of period	95,344	34,725	65,359	17,467	67
INVESCO COMSTOCK
Value at beginning of period	10.03	10.28	8.94	6.94	10.88	11.14	10.00

Value at end of period	11.86	10.03	10.28	8.94	6.94	10.88	11.14
Number of accumulation units outstanding at end of period	13,282	17,807	17,445	52,649	41,044	22,870	5,310
INVESCO DYNAMICS
Value at beginning of period	16.59	17.39	14.12	9.91	18.77	16.75	14.41	13.09	11.72	10.00
Value at end of period	18.68	16.59	17.39	14.12	9.91	18.77	16.75	14.41	13.09	11.72
Number of accumulation units outstanding at end of period	2,094	2,708	5,733	10,566	5,106	2,132	4,613	4,392	—	—
INVESCO SMALL CAP GROWTH
Value at beginning of period	17.78	18.05	14.33	10.68	17.49	15.74	13.80	12.78	11.99	10.00
Value at end of period	20.99	17.78	18.05	14.33	10.68	17.49	15.74	13.80	12.78	11.99
Number of accumulation units outstanding at end of period	—	372	879	2,907	2,794	4,199	6,656	6,415	520	187
JANUS TWENTY
Value at beginning of period	18.26	19.94	18.68	13.07	22.59	16.66	14.87	13.62	11.02	10.00
Value at end of period	22.28	18.26	19.94	18.68	13.07	22.59	16.66	14.87	13.62	11.02
Number of accumulation units outstanding at end of period	3,677	3,940	5,980	8,586	5,312	4,543	19,761	24,418	148	187
JANUS WORLDWIDE
Value at beginning of period	12.19	14.18	12.30	8.95	16.33	14.98	12.74	12.07	11.46	10.00
Value at end of period	14.57	12.19	14.18	12.30	8.95	16.33	14.98	12.74	12.07	11.46
Number of accumulation units outstanding at end of period	1,436	1,918	4,191	7,907	6,944	7,311	8,358	7,173	—	—
JENSEN QUALITY GROWTH
Value at beginning of period	12.79	12.97	11.66	9.09	12.86	12.04	10.62	10.82	10.00
Value at end of period	14.45	12.79	12.97	11.66	9.09	12.86	12.04	10.62	10.82
Number of accumulation units outstanding at end of period	5,614	6,099	9,479	11,807	7,359	4,803	14,011	7,906	737
LEGG MASON CAPITAL MANAGEMENT VALUE TRUST
Value at beginning of period	9.08	9.41	8.79	6.22	13.79	14.71	13.84	13.09	11.64	10.00
Value at end of period	10.50	9.08	9.41	8.79	6.22	13.79	14.71	13.84	13.09	11.64
Number of accumulation units outstanding at end of period	—	440	2,210	9,270	12,851	11,700	59,054	52,223	1,935	904
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	13.48	14.11	11.36	10.00
Value at end of period	14.76	13.48	14.11	11.36
Number of accumulation units outstanding at end of period	1,022	3,075	3,775	5,103
MAINSTAY U.S. SMALL CAP
Value at beginning of period	10.39	10.74	8.68	5.87	9.31	11.32	10.00
Value at end of period	11.65	10.39	10.74	8.68	5.87	9.31	11.32
Number of accumulation units outstanding at end of period	219	232	264	557	1,119	5,381	20
MFS GROWTH
Value at beginning of period	12.48	12.59	11.17	9.03	14.27	12.48	11.78	11.66	10.97	10.00
Value at end of period	14.57	12.48	12.59	11.17	9.03	14.27	12.48	11.78	11.66	10.97
Number of accumulation units outstanding at end of period	2,973	—	14	14	14	154	211	282	154	—
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	12.61	12.84	11.79	8.23	15.26	13.45	12.54	12.01	11.31	10.00
Value at end of period	14.30	12.61	12.84	11.79	8.23	15.26	13.45	12.54	12.01	11.31
Number of accumulation units outstanding at end of period	2,722	9,130	17,317	19,732	18,445	17,065	12,627	8,651	912	—
OPPENHEIMER GLOBAL
Value at beginning of period	14.57	15.99	13.86	9.98	16.97	16.05	13.71	12.07	10.00
Value at end of period	17.54	14.57	15.99	13.86	9.98	16.97	16.05	13.71	12.07
Number of accumulation units outstanding at end of period	81,110	142,288	151,388	161,103	63,711	44,491	61,197	38,226	5,203
PIMCO TOTAL RETURN
Value at beginning of period	15.86	15.30	14.13	12.48	11.96	11.02	10.65	10.40	9.94	10.00
Value at end of period	17.42	15.86	15.30	14.13	12.48	11.96	11.02	10.65	10.40	9.94
Number of accumulation units outstanding at end of period	56,423	53,414	120,852	183,414	118,510	78,161	91,301	43,992	3,577	2,796

PIONEER EQUITY INCOME VCT
Value at beginning of period	16.33	15.48	13.02	11.46	16.52	16.47	13.52	12.85	11.10	10.00
Value at end of period	17.92	16.33	15.48	13.02	11.46	16.52	16.47	13.52	12.85	11.10
Number of accumulation units outstanding at end of period	2,978	2,481	27,863	7,216	5,873	6,331	9,160	11,917	222	—
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	12.71	12.38	10.99	7.43	10.00
Value at end of period	14.57	12.71	12.38	10.99	7.43
Number of accumulation units outstanding at end of period	7,250	4,206	3,249	12,038	56
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	7.56	9.64	8.16	5.24	10.00
Value at end of period	9.19	7.56	9.64	8.16	5.24
Number of accumulation units outstanding at end of period	73,817	77,174	26,516	9,182	107
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	12.96	13.01	10.52	7.97	13.59	12.14	11.99	10.00
Value at end of period	14.86	12.96	13.01	10.52	7.97	13.59	12.14	11.99
Number of accumulation units outstanding at end of period	18,933	22,397	37,134	69,900	57,961	59,528	41,514	9,172
ROYCE TOTAL RETURN
Value at beginning of period	10.31	10.54	8.59	6.84	10.00
Value at end of period	11.73	10.31	10.54	8.59	6.84
Number of accumulation units outstanding at end of period	5,959	24,597	74,690	19,157	5,987
RS SELECT GROWTH
Value at beginning of period	15.33	14.60	11.13	7.57	13.80	12.17	11.29	11.50	10.00
Value at end of period	18.14	15.33	14.60	11.13	7.57	13.80	12.17	11.29	11.50
Number of accumulation units outstanding at end of period	1,853	1,435	1,947	2,291	1,178	1,805	2,734	2,998	395
RS SMALL CAP GROWTH
Value at beginning of period	17.27	17.73	13.92	9.45	17.42	15.32	14.03	13.97	12.16	10.00
Value at end of period	19.77	17.27	17.73	13.92	9.45	17.42	15.32	14.03	13.97	12.16
Number of accumulation units outstanding at end of period	1,583	1,681	2,531	3,682	2,393	3,738	6,710	12,766	1,075	7,126

INVESTMENT DIVISION (0.00)	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER BALANCED
Value at beginning of period	14.74	14.73	13.35	10.33	15.14	13.47	12.87	11.87	11.35	9.53
Value at end of period	15.65	14.74	14.73	13.35	10.33	15.14	13.47	12.87	11.87	11.35
Number of accumulation units outstanding at end of period	18,209	23,328	21,807	22,017	22,089	22,346	1,141	2,366	145	614
ALGER MID CAP GROWTH
Value at beginning of period	16.18	17.64	14.78	9.74	23.39	17.78	16.14	14.70	13.00	8.80
Value at end of period	18.80	16.18	17.64	14.78	9.74	23.39	17.78	16.14	14.70	13.00
Number of accumulation units outstanding at end of period	154,786	154,992	150,784	207,526	120,085	111,057	16,279	14,742	2,207	2,300
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	23.09	22.29	19.68	17.53	21.93	21.54	18.04	17.60	15.64	12.59
Value at end of period	25.75	23.09	22.29	19.68	17.53	21.93	21.54	18.04	17.60	15.64
Number of accumulation units outstanding at end of period	169,533	189,794	153,478	121,417	118,449	109,497	29,831	18,167	12,746	8,083
AMERICAN CENTURY INVESTMENTS INCOME & GROWTH
Value at beginning of period	16.85	16.35	14.33	12.16	18.61	18.66	15.93	15.20	13.45	10.00
Value at end of period	19.29	16.85	16.35	14.33	12.16	18.61	18.66	15.93	15.20	13.45
Number of accumulation units outstanding at end of period	—	—	—	—	—	—	—	—	—	—
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	10.49	11.06	9.88	7.36	12.12	10.96	10.00
Value at end of period	12.61	10.49	11.06	9.88	7.36	12.12	10.96
Number of accumulation units outstanding at end of period	172,093	190,788	212,991	142,398	245,288	39,577	14,851
ARTISAN INTERNATIONAL

Value at beginning of period	11.28	12.16	11.48	8.22	15.49	12.94	10.30	8.86	7.52	5.83
Value at end of period	14.14	11.28	12.16	11.48	8.22	15.49	12.94	10.30	8.86	7.52
Number of accumulation units outstanding at end of period	800,931	535,350	468,426	485,934	386,360	187,254	26,213	9,000	3,068	1,553
COLUMBIA MID CAP VALUE
Value at beginning of period	9.37	9.82	8.01	6.07	10.00
Value at end of period	10.90	9.37	9.82	8.01	6.07
Number of accumulation units outstanding at end of period	63,759	440,669	170,175	127,529	78,162
COLUMBIA VARIABLE PORTFOLIO-ASSET ALLOCATION
Value at beginning of period	17.71	17.85	15.77	12.70	17.71	16.23	14.51	13.63	12.39	10.00
Value at end of period	20.01	17.71	17.85	15.77	12.70	17.71	16.23	14.51	13.63	12.39
Number of accumulation units outstanding at end of period	1	1	1	1	—	—	—	—	—	—
DAVIS NEW YORK VENTURE
Value at beginning of period	9.74	10.26	9.18	6.98	11.68	11.16	10.00
Value at end of period	10.94	9.74	10.26	9.18	6.98	11.68	11.16
Number of accumulation units outstanding at end of period	142,690	175,600	187,959	203,149	214,968	43,329	9,631
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	12.29	12.97	11.52	10.09	14.21	12.85	11.07	10.87	10.14	8.19
Value at end of period	13.51	12.29	12.97	11.52	10.09	14.21	12.85	11.07	10.87	10.14
Number of accumulation units outstanding at end of period	78,533	92,802	120,279	111,412	180,062	109,714	51,441	41,151	24,622	19,027
FIDELITY VIP CONTRAFUND
Value at beginning of period	21.96	22.52	19.22	14.16	24.63	20.95	18.75	16.03	13.88	10.81
Value at end of period	25.56	21.96	22.52	19.22	14.16	24.63	20.95	18.75	16.03	13.88
Number of accumulation units outstanding at end of period	457,790	484,539	453,528	404,861	202,272	151,210	45,984	42,628	4,150	3,156
FIDELITY VIP GROWTH
Value at beginning of period	14.26	14.23	11.46	8.93	16.91	13.31	12.46	11.78	11.39	8.58
Value at end of period	16.35	14.26	14.23	11.46	8.93	16.91	13.31	12.46	11.78	11.39
Number of accumulation units outstanding at end of period	580,391	605,656	597,525	552,092	838,609	775,813	497,756	528,427	58,817	63,827
FRANKLIN SMALL-MID CAP GROWTH
Value at beginning of period	21.28	22.38	17.42	12.17	21.17	18.96	17.63	15.95	14.11	10.00
Value at end of period	23.57	21.28	22.38	17.42	12.17	21.17	18.96	17.63	15.95	14.11
Number of accumulation units outstanding at end of period	—	—	—	—	—	—	—	—	—	—
GREAT-WEST AGGRESSIVE PROFILE I
Value at beginning of period	18.34	19.19	16.61	12.49	20.82	19.44	16.83	15.47	13.23	10.13
Value at end of period	21.36	18.34	19.19	16.61	12.49	20.82	19.44	16.83	15.47	13.23
Number of accumulation units outstanding at end of period	2,212,402	2,569,679	2,490,071	5,775,731	5,555,723	5,234,106	4,776,795	4,188,964	4,195,462	3,514,133
GREAT-WEST ARIEL MID-CAP VALUE
Value at beginning of period	27.08	29.08	24.33	14.89	25.04	25.35	22.77	22.02	19.61	15.14
Value at end of period	32.56	27.08	29.08	24.33	14.89	25.04	25.35	22.77	22.02	19.61
Number of accumulation units outstanding at end of period	238,143	285,556	259,320	255,431	218,434	189,993	90,402	92,346	36,285	36,203
GREAT-WEST ARIEL SMALL-CAP VALUE
Value at beginning of period	24.99	28.18	21.79	13.11	24.25	24.87	22.10	22.21	18.18	14.06
Value at end of period	30.03	24.99	28.18	21.79	13.11	24.25	24.87	22.10	22.21	18.18
Number of accumulation units outstanding at end of period	112,534	130,358	164,406	114,842	1,721,573	1,912,821	1,975,987	2,077,063	1,841,507	1,398,626
GREAT-WEST BOND INDEX
Value at beginning of period	20.43	19.06	17.90	16.86	15.84	14.84	14.30	14.01	13.56	13.16
Value at end of period	21.23	20.43	19.06	17.90	16.86	15.84	14.84	14.30	14.01	13.56
Number of accumulation units outstanding at end of period	588,028	486,855	374,426	389,215	384,832	310,746	55,512	55,882	8,622	7,542
GREAT-WEST CONSERVATIVE PROFILE I
Value at beginning of period	19.72	19.52	17.95	14.91	17.29	16.38	15.20	14.58	13.64	12.25
Value at end of period	21.50	19.72	19.52	17.95	14.91	17.29	16.38	15.20	14.58	13.64

Number of accumulation units outstanding at end of period	1,143,840	1,146,602	952,696	2,458,474	2,433,064	2,153,179	1,983,576	1,799,926	1,900,441	1,660,149
GREAT-WEST INVESCO ADR
Value at beginning of period	12.72	14.94	14.15	10.83	18.11	16.86	13.61	12.23	10.22	7.79
Value at end of period	14.58	12.72	14.94	14.15	10.83	18.11	16.86	13.61	12.23	10.22
Number of accumulation units outstanding at end of period	167,400	249,225	273,797	237,679	246,299	111,242	65,615	136,849	17,265	14,733
GREAT-WEST LIFETIME 2015 PORTFOLIO II
Value at beginning of period	13.17	12.98	11.63	10.00
Value at end of period	14.74	13.17	12.98	11.63
Number of accumulation units outstanding at end of period	234,145	281,767	218,699	1,460
GREAT-WEST LIFETIME 2025 PORTFOLIO II
Value at beginning of period	13.41	13.55	11.96	10.00
Value at end of period	15.28	13.41	13.55	11.96
Number of accumulation units outstanding at end of period	125,283	143,567	80,072	20,446
GREAT-WEST LIFETIME 2035 PORTFOLIO II
Value at beginning of period	13.54	13.98	12.20	10.00
Value at end of period	15.68	13.54	13.98	12.20
Number of accumulation units outstanding at end of period	286,509	255,899	224,236	25
GREAT-WEST LIFETIME 2045 PORTFOLIO II
Value at beginning of period	13.54	14.11	12.27	10.00
Value at end of period	15.76	13.54	14.11	12.27
Number of accumulation units outstanding at end of period	276,323	251,767	235,999	—
GREAT-WEST LIFETIME 2055 PORTFOLIO II
Value at beginning of period	13.51	14.15	12.31	10.00
Value at end of period	15.75	13.51	14.15	12.31
Number of accumulation units outstanding at end of period	87,020	74,983	69,053	—
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	29.49	28.24	25.05	18.09	23.12	21.39	19.25	18.56	16.72	12.85
Value at end of period	34.22	29.49	28.24	25.05	18.09	23.12	21.39	19.25	18.56	16.72
Number of accumulation units outstanding at end of period	838,452	773,554	985,189	2,083,927	2,087,523	2,044,614	1,682,333	1,458,792	635,305	405,521
GREAT-WEST LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	25.57	26.10	21.05	16.47	24.45	23.69	20.07	18.92	15.49	11.53
Value at end of period	29.64	25.57	26.10	21.05	16.47	24.45	23.69	20.07	18.92	15.49
Number of accumulation units outstanding at end of period	96,491	132,327	119,820	88,847	144,042	79,815	26,346	24,704	10,622	5,728
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	14.99	15.28	13.99	10.61	22.95	21.60	15.90	13.62	11.46	8.47
Value at end of period	17.57	14.99	15.28	13.99	10.61	22.95	21.60	15.90	13.62	11.46
Number of accumulation units outstanding at end of period	313,022	309,781	256,851	247,218	233,775	331,145	147,526	123,517	50,177	49,582
GREAT-WEST MODERATE PROFILE I
Value at beginning of period	20.39	20.65	18.52	14.88	19.40	18.11	16.17	15.22	13.67	11.37
Value at end of period	22.89	20.39	20.65	18.52	14.88	19.40	18.11	16.17	15.22	13.67
Number of accumulation units outstanding at end of period	4,475,083	6,540,401	6,320,221	13,202,113	13,198,087	12,593,069	11,346,126	10,149,385	9,685,469	6,611,791
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	20.21	20.65	18.25	14.20	20.35	18.97	16.67	15.49	13.66	11.02
Value at end of period	23.01	20.21	20.65	18.25	14.20	20.35	18.97	16.67	15.49	13.66
Number of accumulation units outstanding at end of period	4,385,770	4,932,318	4,810,964	12,903,689	12,814,095	12,169,255	10,921,073	9,544,912	9,647,765	7,746,339
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	19.39	19.40	17.63	14.44	17.64	16.58	15.08	14.24	12.98	11.14
Value at end of period	21.44	19.39	19.40	17.63	14.44	17.64	16.58	15.08	14.24	12.98
Number of accumulation units outstanding at end of period	1,980,130	1,807,771	1,622,405	3,349,417	3,319,966	3,082,208	2,698,011	2,422,600	2,464,929	2,003,116
GREAT-WEST MONEY MARKET

Value at beginning of period	14.02	14.02	14.02	14.02	13.75	13.13	12.56	12.23	12.11	12.02
Value at end of period	14.02	14.02	14.02	14.02	14.02	13.75	13.13	12.56	12.23	12.11
Number of accumulation units outstanding at end of period	888,871	950,011	965,594	747,833	749,998	572,328	274,328	212,526	100,864	109,837
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	23.22	23.14	18.41	14.73	21.46	21.64	18.89	17.64	14.49	10.49
Value at end of period	26.90	23.22	23.14	18.41	14.73	21.46	21.64	18.89	17.64	14.49
Number of accumulation units outstanding at end of period	296,162	271,030	268,224	229,236	251,114	233,203	24,449	17,052	15,045	14,045
GREAT-WEST SMALL-CAP GROWTH
Value at beginning of period	14.87	14.96	12.09	9.15	15.59	13.88	13.52	12.93	12.20	9.31
Value at end of period	17.10	14.87	14.96	12.09	9.15	15.59	13.88	13.52	12.93	12.20
Number of accumulation units outstanding at end of period	95,093	114,731	119,368	139,466	150,645	142,533	70,285	80,334	36,647	36,569
GREAT-WEST STOCK INDEX
Value at beginning of period	14.11	13.94	12.08	9.53	15.19	14.44	12.60	11.99	10.83	8.43
Value at end of period	16.30	14.11	13.94	12.08	9.53	15.19	14.44	12.60	11.99	10.83
Number of accumulation units outstanding at end of period	2,151,082	2,083,962	2,161,331	1,981,911	1,950,115	1,617,768	692,179	985,487	425,426	463,882
GREAT-WEST T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	17.69	17.85	15.51	12.39	19.41	18.80	15.78	15.16	13.18	10.49
Value at end of period	20.73	17.69	17.85	15.51	12.39	19.41	18.80	15.78	15.16	13.18
Number of accumulation units outstanding at end of period	434,846	479,304	503,254	406,387	348,305	355,484	76,839	67,391	57,992	70,477
GREAT-WEST T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period	31.80	32.35	25.36	17.51	29.36	25.12	23.54	20.62	17.46	12.67
Value at end of period	36.16	31.80	32.35	25.36	17.51	29.36	25.12	23.54	20.62	17.46
Number of accumulation units outstanding at end of period	925,208	943,850	1,137,581	2,660,398	2,722,503	2,764,946	2,647,299	2,520,177	2,334,070	1,956,547
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	20.73	19.61	18.58	17.52	16.46	15.46	14.81	14.50	13.95	13.60
Value at end of period	21.40	20.73	19.61	18.58	17.52	16.46	15.46	14.81	14.50	13.95
Number of accumulation units outstanding at end of period	485,530	415,229	478,764	360,533	362,740	276,535	91,979	126,451	68,068	63,935
INVESCO AMERICAN FRANCHISE
Value at beginning of period	6.86	7.37	6.29	5.04	8.13	7.04	6.57	6.38	6.11	4.88
Value at end of period	7.77	6.86	7.37	6.29	5.04	8.13	7.04	6.57	6.38	6.11
Number of accumulation units outstanding at end of period	14,072	29,522	15,120	12,895	7,794	7,073	1,383	1,409	2,172	2,573
INVESCO AMERICAN VALUE
Value at beginning of period	10.52	10.48	8.63	6.21	10.00
Value at end of period	12.28	10.52	10.48	8.63	6.21
Number of accumulation units outstanding at end of period	575,438	182,982	258,010	77,005	13,324
INVESCO COMSTOCK
Value at beginning of period	10.17	10.39	9.01	6.98	10.92	11.15	10.00
Value at end of period	12.05	10.17	10.39	9.01	6.98	10.92	11.15
Number of accumulation units outstanding at end of period	72,708	85,581	65,285	40,417	39,712	27,242	6,727
INVESCO DYNAMICS
Value at beginning of period	7.63	7.98	6.47	4.53	8.55	7.61	6.53	5.92	5.29	3.82
Value at end of period	8.62	7.63	7.98	6.47	4.53	8.55	7.61	6.53	5.92	5.29
Number of accumulation units outstanding at end of period	23,122	23,900	15,825	19,630	22,604	17,436	7,835	9,238	8,766	9,191
INVESCO SMALL CAP GROWTH
Value at beginning of period	15.74	15.94	12.62	9.38	15.33	13.76	12.04	11.11	10.40	7.48
Value at end of period	18.63	15.74	15.94	12.62	9.38	15.33	13.76	12.04	11.11	10.40
Number of accumulation units outstanding at end of period	17,391	18,340	13,043	3,116	5,232	6,800	4,539	6,004	2,291	1,322
JANUS ASPEN WORLDWIDE
Value at beginning of period	14.77	17.13	14.83	10.74	19.41	17.70	14.98	14.15	13.50	10.00
Value at end of period	17.74	14.77	17.13	14.83	10.74	19.41	17.70	14.98	14.15	13.50

Number of accumulation units outstanding at end of period	1	1	1	1	—	—	—	—	—	—
JANUS FUND
Value at beginning of period	16.08	17.10	15.35	11.20	18.61	16.15	14.61	14.05	13.42	10.00
Value at end of period	18.95	16.08	17.10	15.35	11.20	18.61	16.15	14.61	14.05	13.42
Number of accumulation units outstanding at end of period	1	1	1	1	—	—	—	—	—	—
JANUS TWENTY
Value at beginning of period	8.04	8.76	8.19	5.71	9.85	7.24	6.45	5.90	4.76	3.80
Value at end of period	9.84	8.04	8.76	8.19	5.71	9.85	7.24	6.45	5.90	4.76
Number of accumulation units outstanding at end of period	32,080	41,275	39,795	51,454	59,483	58,344	18,312	22,900	68,045	48,970
JANUS WORLDWIDE
Value at beginning of period	6.16	7.15	6.19	4.49	8.17	7.48	6.35	6.00	5.68	4.57
Value at end of period	7.39	6.16	7.15	6.19	4.49	8.17	7.48	6.35	6.00	5.68
Number of accumulation units outstanding at end of period	16,181	24,134	20,277	22,102	33,916	26,254	10,160	15,839	12,692	15,471
JENSEN QUALITY GROWTH
Value at beginning of period	12.86	13.01	11.67	9.07	12.80	11.96	10.52	10.69	10.00
Value at end of period	14.57	12.86	13.01	11.67	9.07	12.80	11.96	10.52	10.69
Number of accumulation units outstanding at end of period	17,405	18,751	17,007	23,062	27,882	24,957	6,940	5,993	1,491
LEGG MASON CAPITAL MANAGEMENT VALUE TRUST
Value at beginning of period	9.75	10.08	9.39	6.63	14.66	15.61	14.65	13.82	12.26	8.50
Value at end of period	11.30	9.75	10.08	9.39	6.63	14.66	15.61	14.65	13.82	12.26
Number of accumulation units outstanding at end of period	27,606	31,556	39,831	41,610	52,426	62,807	12,841	11,920	3,914	3,099
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	13.56	14.16	11.37	10.00
Value at end of period	14.88	13.56	14.16	11.37
Number of accumulation units outstanding at end of period	19,026	24,502	22,002	9,607
MAINSTAY U.S. SMALL CAP
Value at beginning of period	10.53	10.86	8.75	5.90	9.35	11.32	10.00
Value at end of period	11.83	10.53	10.86	8.75	5.90	9.35	11.32
Number of accumulation units outstanding at end of period	1,192	4,814	6,098	7,902	28,930	14,996	—
MFS GROWTH
Value at beginning of period	11.81	11.89	10.52	8.48	13.37	11.67	10.98	10.84	10.18	8.00
Value at end of period	13.83	11.81	11.89	10.52	8.48	13.37	11.67	10.98	10.84	10.18
Number of accumulation units outstanding at end of period	5,911	5,911	5,984	5,925	6,282	513	454	631	250	259
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	11.67	11.85	10.86	7.56	13.98	12.29	11.43	10.92	10.26	7.91
Value at end of period	13.26	11.67	11.85	10.86	7.56	13.98	12.29	11.43	10.92	10.26
Number of accumulation units outstanding at end of period	40,360	46,833	36,402	53,130	32,576	64,190	6,705	4,967	1,160	357
OPPENHEIMER GLOBAL
Value at beginning of period	14.84	16.25	14.05	10.09	17.12	16.15	13.76	12.09	10.00
Value at end of period	17.92	14.84	16.25	14.05	10.09	17.12	16.15	13.76	12.09
Number of accumulation units outstanding at end of period	453,099	540,675	377,915	210,831	152,246	94,680	16,143	10,031	2,851
PIMCO TOTAL RETURN
Value at beginning of period	18.39	17.70	16.30	14.36	13.73	12.62	12.17	11.85	11.30	10.73
Value at end of period	20.25	18.39	17.70	16.30	14.36	13.73	12.62	12.17	11.85	11.30
Number of accumulation units outstanding at end of period	490,958	475,113	426,702	294,741	129,149	116,492	20,103	12,645	7,848	3,828
PIONEER EQUITY INCOME VCT
Value at beginning of period	16.01	15.14	12.70	11.15	16.04	15.95	13.06	12.38	10.67	8.72
Value at end of period	17.61	16.01	15.14	12.70	11.15	16.04	15.95	13.06	12.38	10.67
Number of accumulation units outstanding at end of period	20,447	29,859	49,789	12,985	18,027	14,469	2,515	1,854	589	361
PUTNAM HIGH YIELD ADVANTAGE

Value at beginning of period	12.83	12.46	11.04	7.44	10.00
Value at end of period	14.74	12.83	12.46	11.04	7.44
Number of accumulation units outstanding at end of period	68,473	42,038	43,624	27,922	9,567
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	7.62	9.70	8.20	5.24	10.00
Value at end of period	9.29	7.62	9.70	8.20	5.24
Number of accumulation units outstanding at end of period	276,517	289,898	138,526	64,068	6,149
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	13.18	13.20	10.64	8.04	13.68	12.19	12.01	10.00
Value at end of period	15.15	13.18	13.20	10.64	8.04	13.68	12.19	12.01
Number of accumulation units outstanding at end of period	204,248	241,357	177,488	159,649	114,746	76,465	19,681	7,900
ROYCE TOTAL RETURN
Value at beginning of period	10.40	10.61	8.62	6.85	10.00
Value at end of period	11.87	10.40	10.61	8.62	6.85
Number of accumulation units outstanding at end of period	168,454	182,441	278,465	56,926	4,742
RS SELECT GROWTH
Value at beginning of period	15.62	14.84	11.28	7.65	13.92	12.24	11.33	11.51	10.00
Value at end of period	18.53	15.62	14.84	11.28	7.65	13.92	12.24	11.33	11.51
Number of accumulation units outstanding at end of period	3,868	2,977	2,648	2,319	2,882	2,633	2,336	2,446	604
RS SMALL CAP GROWTH
Value at beginning of period	7.01	7.18	5.62	3.81	7.00	6.14	5.61	5.57	4.84	3.30
Value at end of period	8.04	7.01	7.18	5.62	3.81	7.00	6.14	5.61	5.57	4.84
Number of accumulation units outstanding at end of period	15,719	17,926	16,307	16,419	19,017	23,819	17,125	17,806	14,098	9,041

APPENDIX B - CALCULATION OF THE NET INVESTMENT FACTOR

The Net Investment Factor for each Variable Account for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a)	is the net result of:

(i)	the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period; plus
(ii)	the per share amount of any dividend (including a deduction for an investment advisory fee) or, if applicable, capital gain distributions, made by the Eligible Fund on shares if the “ex-dividend” date occurs during the current Valuation Period; minus or plus
(iii)	a per unit charge or credit for any taxes incurred by or provided for in the Variable Account, which is determined by Great-West to have resulted from the investment operations of the Variable Account; and
(b)	is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period; and
(c)	is an amount representing the VAC deducted from each Variable Account on a daily basis. Such amount is equal to a percentage that ranges from 0.00% to 1.25% depending upon the Contractholder’s Contract.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease or remain unchanged.

The net asset value per share referred to in paragraphs (a)(i) and (b) above, reflects the investment performance of the Eligible Fund as well as the payment of Eligible Fund expenses.

FUTUREFUNDS SERIES ACCOUNT

Group Flexible Premium Variable Annuity Contracts

issued by

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Telephone: (800) 537-2033 (U.S.)

(303) 737-4538 (Greenwood Village)

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2013, which is available without charge by contacting Great-West Life & Annuity Insurance Company at the above address or at the above telephone number.

May 1, 2013

1

Page
CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3

UNDERWRITER	3

FINANCIAL STATEMENTS	3

2

CUSTODIAN AND INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM

A.	Custodian

The assets of FutureFunds Series Account (the “Series Account”) are held by Great-West Life & Annuity Insurance Company (“Great-West”). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great-West. Great-West maintains records of all purchases and redemptions of shares of the Eligible Funds. Additional protection for the assets of the Series Account is afforded by a financial institution bond issued to Great-West Lifeco Inc. in the amount of $50 million (Canadian) per occurrence, which covers all officers and employees of Great-West.

B.	Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as Great-West’s and the Series Account’s independent registered public accounting firm. Deloitte & Touche LLP audits financial statements for Great-West and the Series Account and provides other audit, tax, and related services.

The financial statements of each of the investment divisions of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein and elsewhere in the Registration Statement. The consolidated financial statements of Great-West Life & Annuity Insurance Company and subsidiaries included in this Statement of Additional Information and the related financial statement schedule included elsewhere in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein and elsewhere in the Registration Statement (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedule and includes an explanatory paragraph referring to the retrospective adoption of a change in accounting for costs associated with acquiring or renewing insurance contracts). Such financial statements and financial statement schedule have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

UNDERWRITER

The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. (“GWFS”), a wholly owned subsidiary of Great-West. GWFS is registered with the Securities and Exchange Commission as a broker-dealer, and is a member of the Financial Industry Regulatory Authority. GWFS has received no underwriting commissions in connection with this offering for each of the last three years.

FINANCIAL STATEMENTS

The consolidated financial statements of Great-West as contained herein should be considered only as bearing upon Great-West’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interests of Participants under the Contracts are affected solely by the investment results of the Series Account.

3

Great-West Life & Annuity

Insurance Company

(a wholly-owned subsidiary of

GWL&A Financial Inc.)

Consolidated Balance Sheets as of December 31, 2012

and 2011, and Related Consolidated Statements of

Income, Comprehensive Income, Stockholder’s Equity

and Cash Flows for Each of the Three Years in the Period

Ended December 31, 2012 and Report of Independent

Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company

Greenwood Village, Colorado

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries (the “Company”) as of December 31, 2012 and 2011, and the related consolidated statements of income, comprehensive income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2012. Our audits also included the financial statement schedule. These consolidated financial statements and financial statement schedule are the responsibility of the Company’s management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedule, when considered in relation to the basic consolidated financial statements taken as a whole, presents fairly in all material respects the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the accompanying consolidated financial statements have been retrospectively adjusted for the Company’s adoption of a change in accounting for costs associated with acquiring or renewing insurance contracts.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 28, 2013

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Balance Sheets

December 31, 2012 and 2011

(In Thousands, Except Share Amounts)

	December 31,
	2012	2011
Assets		As adjusted
Investments:		See Note 1
Fixed maturities, available-for-sale, at fair value (amortized cost $16,756,216 and $15,586,970)	$18,188,344	$16,589,783
Fixed maturities, held for trading, at fair value (amortized cost $356,012 and $134,591)	367,600	147,526
Mortgage loans on real estate (net of allowances of $2,890 and $21,130)	2,881,758	2,513,087
Policy loans	4,260,200	4,219,849
Short-term investments, available-for-sale (amortized cost $266,332 and $332,764)	266,332	332,764
Limited partnership and other corporation interests	124,814	169,233
Other investments	21,328	22,990

Total investments	26,110,376	23,995,232

Other assets:
Cash	11,387	7,593
Reinsurance receivable	638,797	616,336
Deferred acquisition costs and value of business acquired	204,461	219,833
Investment income due and accrued	257,028	248,114
Collateral under securities lending agreements	142,022	7,099
Due from parent and affiliates	82,828	114,697
Goodwill	105,255	105,255
Other intangible assets	18,249	21,855
Other assets	609,623	505,401
Assets of discontinued operations	33,053	39,621
Separate account assets	24,605,526	22,331,391

Total assets	$52,818,605	$48,212,427

See notes to consolidated financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Balance Sheets

December 31, 2012 and 2011

(In Thousands, Except Share Amounts)

	December 31,
	2012	2011
		As adjusted See Note 1
Liabilities and stockholder’s equity
Policy benefit liabilities:
Future policy benefits	$23,480,618	$21,828,274
Policy and contract claims	321,375	310,455
Policyholders’ funds	374,821	382,816
Provision for policyholders’ dividends	63,102	64,710
Undistributed earnings on participating business	10,393	11,105

Total policy benefit liabilities	24,250,309	22,597,360

General liabilities:
Due to parent and affiliates	544,447	538,561
Commercial paper	97,987	97,536
Payable under securities lending agreements	142,022	7,099
Deferred income tax liabilities, net	288,995	154,464
Other liabilities	719,969	532,327
Liabilities of discontinued operations	33,053	39,616
Separate account liabilities	24,605,526	22,331,391

Total liabilities	50,682,308	46,298,354

Commitments and contingencies

Stockholder’s equity:
Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	-	-
Common stock, $1 par value, 50,000,000 shares authorized; 7,032,000 shares issued and outstanding	7,032	7,032
Additional paid-in capital	771,041	768,247
Accumulated other comprehensive income	635,699	469,982
Retained earnings	722,525	668,812

Total stockholder’s equity	2,136,297	1,914,073

Total liabilities and stockholder’s equity	$52,818,605	$48,212,427

See notes to consolidated financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Income

Years Ended December 31, 2012, 2011 and 2010

(In Thousands)

	Year ended December 31,
	2012	2011	2010
		As adjusted See Note 1	As adjusted See Note 1
Revenues:
Premium income, net of premiums ceded of $50,303, $40,720 and $41,474	$422,153	$523,216	$805,622
Fee income	535,823	486,795	447,954
Net investment income	1,191,551	1,158,486	1,174,744
Realized investment gains (losses), net:
Total other-than-temporary losses	(5,138)	(19,467)	(96,648)
Other-than-temporary (gains) losses transferred to other comprehensive income	(61)	10,005	16,747
Other realized investment gains, net	121,916	33,957	55,406

Total realized investment gains (losses), net	116,717	24,495	(24,495)

Total revenues	2,266,244	2,192,992	2,403,825

Benefits and expenses:
Life and other policy benefits, net of reinsurance recoveries of $46,492, $36,876 and $30,678	682,088	645,567	628,895
Increase (decrease) in future policy benefits	(66,697)	18,828	320,167
Interest paid or credited to contractholders	519,499	529,349	518,918
Provision for policyholders’ share of earnings on participating business	(580)	2,884	2,197
Dividends to policyholders	64,000	67,334	70,230

Total benefits	1,198,310	1,263,962	1,540,407
General insurance expenses	596,649	566,693	530,893
Amortization of deferred acquisition costs and value of business acquired	60,479	28,820	29,343
Interest expense	37,387	37,462	37,421

Total benefits and expenses, net	1,892,825	1,896,937	2,138,064

Income from continuing operations before income taxes	373,419	296,055	265,761
Income tax expense	135,305	93,818	68,627

Income from continuing operations	238,114	202,237	197,134
(Loss) from discontinued operations, net of income tax (expense) benefit of $ - , $ - and $900	-	-	(1,600)

Net income	$238,114	$202,237	$195,534

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Comprehensive Income

Years Ended December 31, 2012, 2011 and 2010

(In Thousands)

	Year ended December 31,
	2012	2011	2010
		As adjusted See Note 1	As adjusted See Note 1
Net Income	$238,114	$202,237	$195,534

Components of other comprehensive income
Unrealized holding gains arising on available-for-sale fixed maturity investments (1)	534,028	511,663	724,296
Net change during the period related to cash flow hedges	(18,881)	21,014	17,293
Reclassification adjustment for (gains) losses realized in net income	(107,713)	(74,165)	23,198

Net unrealized gains related to investments	407,434	458,512	764,787

Future policy benefits, deferred acquisition costs and value of business acquired adjustments	(83,835)	(100,216)	(129,715)
Employee benefit plan adjustment	(68,650)	(49,566)	(5,142)

Other, net	(152,485)	(149,782)	(134,857)

Other comprehensive income before income taxes	254,949	308,730	629,930
Income tax expense related to items of other comprehensive income	89,232	108,056	220,476

Other comprehensive income	165,717	200,674	409,454

Total comprehensive income	$403,831	$402,911	$604,988

(1) Other comprehensive income includes the non-credit component of impaired losses on fixed maturities available-for-sale in the amounts of $26,583, $13,590 and $6,346 for the years ended December 31, 2012, 2011 and 2010, respectively.

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Stockholder’s Equity

Years ended December 31, 2012, 2011 and 2010

(In Thousands)

	Common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total
Balances, January 1, 2010 (1)	$7,032	$761,330	$(140,146)	$638,311	$1,266,527
Net income (1)				195,534	195,534
Other comprehensive income (loss), net of income taxes (1)			409,454		409,454
Dividends				(160,917)	(160,917)
Capital contribution - stock-based compensation		1,855			1,855
Income tax benefit on stock-based compensation		1,459			1,459

Balances, December 31, 2010 (1)	7,032	764,644	269,308	672,928	1,713,912
Net income (1)				202,237	202,237
Other comprehensive income (loss), net of income taxes (1)			200,674		200,674
Dividends				(206,353)	(206,353)
Capital contribution - stock-based compensation		1,786			1,786
Income tax benefit on stock-based compensation		1,817			1,817

Balances, December 31, 2011 (1)	7,032	768,247	469,982	668,812	1,914,073
Net income				238,114	238,114
Other comprehensive income (loss), net of income taxes			165,717		165,717
Dividends				(184,401)	(184,401)
Capital contribution - stock-based compensation		2,314			2,314
Income tax benefit on stock-based compensation		480			480

Balances, December 31, 2012	$7,032	$771,041	$635,699	$722,525	$2,136,297

(1)	As adjusted; See Note 1

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Cash Flows

Years ended December 31, 2012, 2011 and 2010

(In Thousands)

	Year ended December 31,
	2012	2011	2010
		As adjusted See Note 1	As adjusted See Note 1
Cash flows from operating activities:
Net income	$238,114	$202,237	$195,534
Adjustments to reconcile net income to net cash provided by operating activities:
Earnings allocated to participating policyholders	(580)	2,884	2,197
Amortization of premiums (accretion of discounts) on investments, net	(28,495)	(41,220)	(44,096)
Net realized (gains) losses on investments	(126,938)	(62,088)	26,665
Net proceeds (purchases) of trading securities	(220,646)	3,597	901
Interest credited to contractholders	515,356	525,347	514,002
Depreciation and amortization	82,595	48,094	44,540
Deferral of acquisition costs	(94,826)	(57,108)	(47,513)
Deferred income taxes	45,371	23,617	33,636
Other, net	(2,681)	(4,037)	(9,834)
Changes in assets and liabilities:
Policy benefit liabilities	(192,755)	(148,298)	135,731
Reinsurance receivable	(15,893)	1,131	4,594
Investment income due and accrued	(8,654)	(8,769)	(13,896)
Other assets	(98,042)	(8,176)	9,256
Other liabilities	31,380	45,515	(112,002)

Net cash provided by operating activities	123,306	522,726	739,715

Cash flows from investing activities:
Proceeds from sales, maturities and redemptions of investments:
Fixed maturities, available-for-sale	8,432,248	5,373,914	4,515,507
Mortgage loans on real estate	172,950	96,848	158,246
Limited partnership interests, other corporation interests and other investments	52,151	58,872	90,235
Purchases of investments:
Fixed maturities, available-for-sale	(9,407,969)	(6,405,522)	(5,355,943)
Mortgage loans on real estate	(524,396)	(899,234)	(331,843)
Limited partnership interests, other corporation interests and other investments	(5,577)	(7,874)	(19,528)
Net change in short-term investments	81,058	1,576,779	(919,023)
Net change in repurchase agreements	-	(936,762)	445,424
Policy loans, net	4,983	(41,408)	24,257
Purchases of furniture, equipment and software	(23,525)	(19,990)	-

Net cash used in investing activities	(1,218,077)	(1,204,377)	(1,392,668)

See notes to consolidated financial statements.			(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Cash Flows

Years ended December 31, 2012, 2011 and 2010

(In Thousands)

	Year ended December 31,
	2012	2011	2010
		As adjusted See Note 1	As adjusted See Note 1
Cash flows from financing activities:
Contract deposits	$2,881,112	$2,544,213	$2,234,984
Contract withdrawals	(1,636,066)	(1,716,544)	(1,570,767)
Change in due to/from parent and affiliates	37,598	87,743	(16,274)
Dividends paid	(184,401)	(206,353)	(160,917)
Net commercial paper borrowings	451	5,855	(5,932)
Change in book overdrafts	(609)	(31,963)	3,898
Income tax benefit of stock option exercises	480	1,817	1,459

Net cash provided by financing activities	1,098,565	684,768	486,451

Net increase (decrease) in cash	3,794	3,117	(166,502)
Cash, beginning of year	7,593	4,476	170,978

Cash, end of year	$11,387	$7,593	$4,476

Supplemental disclosures of cash flow information:
Net cash paid (received) during the year for:
Income taxes	$(102,213)	$(121,436)	$33
Income tax payments withheld and remitted to taxing authorities	48,932	53,630	56,664
Interest	37,387	37,463	37,421

Non-cash investing and financing transactions during the years:
Share-based compensation expense	$2,314	$1,786	$1,855
Fair value of assets acquired in settlement of fixed maturity investments	1,125	13,021	-
Real estate acquired in satisfaction of debt	-	2,140	-

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

1. Organization and Significant Accounting Policies

Organization

Great-West Life & Annuity Insurance Company (“GWLA”) and its subsidiaries (collectively, the “Company”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. Inc. (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding Company. The Company offers a wide range of life insurance, retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado and is subject to regulation by the Colorado Division of Insurance.

Basis of Presentation

The consolidated financial statements include the accounts of the Company and the accounts of its subsidiaries over which it exercises control. Intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). These accounting principles require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments and derivatives in the absence of quoted market values, impairment of investments, valuation of policy benefit liabilities, valuation of deferred acquisition costs (“DAC”) and value of business acquired (“VOBA”), employee benefits plans and income taxes and the valuation of deferred tax assets or liabilities, net. Actual results could differ from those estimates.

During the year ended December 31, 2012, the Company had an $18,240 decrease in the general mortgage provision allowance as a result of revised assumptions primarily related to the improvement in general economic conditions, the stability of loss levels within the commercial real estate market and the stability of the Company’s own commercial mortgage portfolio.

Retrospective adoption of accounting pronouncement

In October 2010, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2010-26 Financial Services - Insurance (Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts - a Consensus of the FASB Emerging Issues Task Force (“ASU No. 2010-26”). ASU No. 2010-26 provided guidance and modified the definition of the types and nature of costs incurred by insurance enterprises that can be capitalized in connection with the successful acquisition of new or renewal insurance contracts. Further, ASU No. 2010-26 clarified which costs may not be capitalized as DAC. Such costs include incremental costs related to unsuccessful attempts to acquire new or renewal insurance contracts in addition to certain administrative costs. ASU No. 2010-26 was effective for interim and annual periods in fiscal years beginning after December 15, 2011. The Company adopted ASU No. 2010-26 for its fiscal year beginning January 1, 2012, and applied the retrospective method of adoption to year-end 2004. Any adjustment prior to 2004 was impracticable.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The following is a summary of the effects of the adoption of ASU No. 2010-26 on the Company’s condensed consolidated financial statements:

	As previously reported	Retrospective adoption	As adjusted
Consolidated Balance Sheets
December 31, 2011
Deferred acquisition costs and value of business acquired	$343,449	$(123,616)	$219,833
Deferred income tax liabilities, net	197,729	(43,265)	154,464
Accumulated other comprehensive income	445,372	24,610	469,982
Retained earnings	773,773	(104,961)	668,812

Consolidated Statements of Income
December 31, 2011
General insurance expenses	535,636	31,057	566,693
Amortization of deferred acquisition costs and value of business acquired	41,634	(12,814)	28,820
Income tax expense	100,203	(6,385)	93,818
Net income	214,095	(11,858)	202,237

December 31, 2010
General insurance expenses	498,386	32,507	530,893
Amortization of deferred acquisition costs and value of business acquired	50,741	(21,398)	29,343
Income tax expense	72,515	(3,888)	68,627
Net income	202,755	(7,221)	195,534

Consolidated Statements of Comprehensive Income
December 31, 2011
Net income	214,095	(11,858)	202,237
Future policy benefits, deferred acquisition costs and value of business acquired adjustments	(96,860)	(3,356)	(100,216)
Income tax expense related to items of other comprehensive income	109,230	(1,174)	108,056

December 31, 2010
Net income	202,755	(7,221)	195,534
Future policy benefits, deferred acquisition costs and value of business acquired adjustments	(182,357)	52,642	(129,715)
Income tax expense related to items of other comprehensive income	202,051	18,425	220,476

Consolidated Statements of Stockholder’s Equity
Balances, January 1, 2010, Accumulated other comprehensive income (loss)	(132,721)	(7,425)	(140,146)
Balances, January 1, 2010, Retained earnings	724,193	(85,882)	638,311
Net income, 2010	202,755	(7,221)	195,534
Other comprehensive income (loss), net of income taxes, 2010	375,237	34,217	409,454
Net income, 2011	214,095	(11,858)	202,237
Other comprehensive income (loss), net of income taxes, 2011	202,856	(2,182)	200,674

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

	As previously reported	Retrospective adoption	As adjusted
Consolidated Statements of Cash Flows
December 31, 2011
Net income	214,095	(11,858)	202,237
Depreciation and amortization	60,908	(12,814)	48,094
Deferral of acquisition costs	(88,165)	31,057	(57,108)
Deferred income taxes	30,002	(6,385)	23,617

December 31, 2010
Net income	202,755	(7,221)	195,534
Depreciation and amortization	65,938	(21,398)	44,540
Deferral of acquisition costs	(80,020)	32,507	(47,513)
Deferred income taxes	37,524	(3,888)	33,636

Summary of Significant Accounting Policies

Investments

Investments are reported as follows:

1.

The Company classifies the majority of its fixed maturity investments as available-for-sale. Included in fixed maturities are perpetual debt investments which primarily consist of junior subordinated debt instruments that have no stated maturity date but pay fixed or floating interest in perpetuity. All available-for-sale fixed maturity investments are recorded at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, recorded in accumulated other comprehensive income (loss) (“AOCI”). The Company recognizes the acquisition of its public fixed maturity investments on a trade date basis. Net unrealized gains and losses related to participating contract policies that cannot be distributed are recorded as undistributed earnings on participating business.

Premiums and discounts are recognized as a component of net investment income using the scientific interest method, realized gains and losses are included in net realized investment gains (losses) and declines in value determined to be other-than-temporary are included in total other-than-temporary losses.

The Company purchases fixed maturity securities which are classified as held for trading. Assets in the held for trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

2.

Mortgage loans on real estate consist of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts and mortgage provision allowances. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums and discounts are amortized to net investment income using the scientific interest method. Prepayment penalty fees are recognized in other realized investment gains upon receipt.

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

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Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are disclosed as impaired.

The Company’s mortgage provision allowance is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage provision allowance and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage provision allowance and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. For loan balances greater than 90 days past due or in the process of foreclosure, all accrual of interest is discontinued. The Company resumes interest accrual on loans when a loan returns to current status. Interest accrual may also resume under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

3.

Limited partnership and other corporation interests are accounted for using either the cost or equity method of accounting. The Company uses the cost method on investments where it has a minor equity interest and no significant influence over the entity’s operations. The Company uses the equity method when it has a partnership interest that is considered more than minor, although the Company has no significant influence over the entity’s operations. Also included in limited partnership interests are limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits. These interests are carried at amortized cost as determined using the effective yield method.

In the normal course of its activities, the Company is involved with other entities that are considered variable interest entities (“VIE”). An entity would be determined to be a primary beneficiary, and thus consolidated when the entity has both (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. When the Company becomes involved with a VIE and when the nature of the Company’s involvement with the entity changes, in order to determine if the Company is the primary beneficiary and must consolidate the entity, it evaluates:

•	The structure and purpose of the entity;
•	The risks and rewards created by and shared through the entity and
•	The entity’s participants’ ability to direct the activities, receive its benefits and absorb its losses.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The Company performs ongoing qualitative analyses of its involvement with VIEs to determine if consolidation is required.

4.	Policy loans are carried at their unpaid balances.

5.

Short-term investments include securities purchased with initial maturities of one year or less and are generally carried at fair value which is approximated from amortized cost. The Company classifies its short-term investments as available-for-sale.

6.

The Company enters into dollar repurchase agreements with third party broker-dealers. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancements on its investment portfolio. The dollar repurchase trading strategy involves the sale of securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Assets to be repurchased are the same, or substantially the same, as the assets transferred and are accounted for as secured borrowings. Proceeds of the sale are reinvested in other securities and may enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to net investment income. In connection with repurchase agreements transactions, it is the Company’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty enters bankruptcy proceedings or becomes insolvent. In such cases, the Company’s right to repurchase the security may be restricted. Amounts owed to brokers under these arrangements are included in repurchase agreements.

7.

The Company participates in a securities lending program in which the Company lends securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancements on its investment portfolio. The borrower can return and the Company can request the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Acceptable collateral is generally defined as government securities, letters of credit and/or cash collateral. Some cash collateral may be invested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities.

8.

The Company’s other-than-temporary impairments (“OTTI”) accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. The assessment of whether an OTTI has occurred on fixed maturity investments where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value of each individual security. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

•	The decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	A fixed maturity investment has been downgraded by a credit rating agency;
•	The financial condition of the issuer has deteriorated;
•	The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments in the future; and
•	Dividends have been reduced or eliminated or scheduled interest payments have not been made.

If either (a) management has the intent to sell a fixed maturity investment or (b) it is more likely than not the Company will be required to sell a fixed maturity investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in AOCI. The expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination. After the recognition of an OTTI, a fixed maturity investment is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. The difference between the new amortized cost basis and the future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the security.

Fair Value

Certain assets and liabilities are recorded at fair value on the Company’s consolidated balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value on a recurring basis into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities recorded at fair value on a recurring basis have been categorized based upon the following fair value hierarchy:

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Level 1 inputs utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Financial assets and liabilities utilizing Level 1 inputs include certain money market funds.

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Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For fixed maturity securities and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

¡

Asset-backed, residential mortgage-backed, commercial mortgage-backed securities and collateralized debt obligations - new issue data, monthly payment information, collateral performance and third party real estate analysis.

¡	U.S. states and their subdivisions - material event notices.
¡	Short-term investments - valued based on amortized cost.
¡	Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows and news sources.
¡

Separate account assets and liabilities - exchange rates, various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, currency volatility, net present value of cash flows and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

¡	Common collective trusts – the net asset value based on the underlying trust investments.

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Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data, as noted below. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data. Inputs utilized for securities classified as Level 3 are as follows:

¡	Corporate debt securities – unadjusted single broker quotes which may be in an illiquid market or otherwise deemed unobservable.
¡	Asset-backed securities – internal models utilizing asset-backed securities index spreads.
¡	Separate account assets – single broker quotes which may be in an illiquid market or otherwise deemed unobservable or net asset value per share of the underlying investments.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable. All transfers between levels are recognized at the beginning of the reporting period in which the transfer occurred.

The policies and procedures utilized to review, account for and report on the value and level of the Company’s securities were determined and implemented by the Finance division. The Investments division is responsible for the processes related to security purchases and sales and provides valuation and leveling input to the Finance division when necessary. Both divisions within the Company have worked in conjunction to establish thorough pricing, review, approval, accounting and reporting policies and procedures around the securities valuation process.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

Internal pricing models may be used to value certain Level 3 securities. These models have been created by the Company based on specific characteristics of the portfolio, such as the high level of illiquidity, the low level of market making and trading activity and the collateralized nature of certain securities. These models are recalibrated monthly by adjusting the inputs based on current public security market conditions and how those conditions apply to the Company’s portfolio. Internal model input assumptions may include: prepayment speeds, constant default rates and the Asset Backed Securities Index (“ABX Index”) spread adjusted by an internally calculated liquidity premium. The primary inputs into the internal pricing models are the constant default rate and the internally adjusted ABX Index spread. Additionally, a monthly comparison of the internally developed model prices to pricing vendor evaluations is performed and analyzed. The Company determined the use of internal models was more accurate for certain securities categorized as Level 3 primarily due to the internally adjusted ABX Index spread being a better indication of fair value than spread assumptions used by external pricing models in illiquid markets. The internally adjusted ABX Index spread captures exposure to similar cash flows as the Company’s portfolio in a liquid and actively traded market and includes additional spread assumptions for potential illiquidity of the underlying collateral.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices and takes into account the characteristics of the Company’s securities.

Derivative financial instruments

The Company enters into derivative transactions which include the use of interest rate swaps, interest rate swaptions, cross-currency swaps, U.S. government treasury futures contracts, Eurodollar futures contracts, futures on equity indices and interest rate swap futures. The Company uses these derivative instruments to manage various risks, including interest rate and foreign currency exchange rate risk associated with its invested assets and liabilities. Derivative instruments are not used for speculative reasons.

All derivatives, regardless of hedge accounting treatment, are recorded in other assets and other liabilities at fair value. Accounting for the ongoing changes in the fair value of a derivative depends upon the intended use of the derivative and its designation as determined when the derivative contract is entered into. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in AOCI and are recognized in the consolidated income statements when the hedged item affects earnings. If the derivative is designated as a fair value hedge, the changes in its fair value and of the fair value of the hedged item attributable to the hedged risk are recognized in earnings in net investment income. Changes in the fair value of derivatives not qualifying for hedge accounting and the over effective portion of cash flow hedges are recognized in net investment income in the period of the change. Investment gains and losses generally result from the termination of derivative contracts prior to expiration.

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company’s guaranteed minimum withdrawal benefit, (b) hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance, group pension liabilities and certain separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets and fee revenue based on equity market performance and (d) convert floating rate assets to fixed rate assets for asset/liability management purposes.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures and in many cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives. The Company incorporates the market’s perception of its own and the counterparty’s non-performance risk through review of credit spreads in determining the fair value of the portion of its over-the-counter (“OTC”) derivative assets and liabilities that are uncollateralized.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

Collateral agreements are regularly entered into as part of the underlying agreements with counterparties to mitigate counterparty credit risk. Certain of these arrangements require collateral when the fair value exceeds certain thresholds and also include credit contingent provisions that provide for a reduction of these thresholds in the event of downgrade in the credit ratings of the Company and/or the counterparty.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Cash collateral pledged by the Company is included in other assets.

Cash

Cash includes only amounts in demand deposit accounts.

Book overdrafts occur when checks have been issued by the Company, but have not been presented to the Company’s disbursement bank accounts for payment. These bank accounts allow the Company to delay funding of the issued checks until they are presented for payment. This delay in funding results in a temporary source of financing. The activity related to book overdrafts is included in the financing activities in the consolidated statement of cash flows. The book overdrafts are included in other liabilities in the accompanying consolidated balance sheets.

Internal use software

Purchased software costs, as well as certain internal and external costs incurred to develop internal use computer software during the application development stage are capitalized and amortized using the straight-line method over its estimated useful life. Capitalized internal use software development costs, net of accumulated amortization, in the amounts of $48,280 and $33,021, are included in other assets at December 31, 2012 and 2011, respectively. The Company capitalized $17,593, $16,676 and $9,816 of internal use software development costs during the years ended December 31, 2012, 2011 and 2010, respectively.

Deferred acquisition costs and value of business acquired

The Company incurs costs in connection with the acquisition of new and renewal insurance business. Costs that vary directly with and relate to the successful production of new business are deferred as DAC. These costs consist primarily of commissions, costs associated with the Company’s sales representatives and policy issuance and underwriting expenses related to the production of successfully acquired new business or through the acquisition of insurance or annuity contracts. A success factor is derived from actual contracts issued by the Company from requests for proposals or applications received. VOBA represents the estimated fair value of insurance or annuity contracts acquired either directly through the acquisition of another insurance company or through the acquisition of insurance or annuity contracts through assumption reinsurance transactions. The recoverability of such costs is dependent upon the future profitability of the related business.

DAC and VOBA associated with the annuity products and flexible premium universal life insurance products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. DAC and VOBA associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. DAC and VOBA, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

Goodwill and other intangible assets

Goodwill is the excess of cost over the fair value of assets acquired and liabilities assumed in connection with an acquisition and is considered an indefinite lived asset and therefore is not amortized. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income in the period in which the impairment is identified.

Other intangible assets represent the estimated fair value of the portion of the purchase price that was allocated to the value of customer relationships and preferred provider relationships in various acquisitions. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market and replacement or reproduction cost. The initial valuations of these intangible assets were supported by an independent valuation study that was commissioned by the Company. Other identified intangible assets with finite lives are amortized over their estimated useful lives, which initially ranged from 4 to 14 years (weighted average 13 years), primarily based upon the cash flows generated by these assets.

Separate accounts

Separate account assets and related liabilities are carried at fair value in the accompanying consolidated balance sheets. The Company issues variable annuity contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder and therefore, are not included in the Company’s consolidated statements of income.

Revenues to the Company from the separate accounts consist of contract maintenance fees, investment management fees, administrative fees and mortality and expense risk charges.

The Company’s separate accounts invest in shares of Great-West Funds, Inc. (“Great-West Funds”) (formerly known as Maxim Series Funds Inc.) and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.

Life insurance and annuity future benefits

Life insurance and annuity future benefits with life contingencies in the amounts of $13,808,516 and $13,051,532 at December 31, 2012 and 2011, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses and retrospective experience rating premium refunds. Annuity contract benefits without life contingencies in the amounts of $9,622,357 and $8,727,286 at December 31, 2012 and 2011, respectively, are established at the contractholder’s account value.

Reinsurance Ceded

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

Policy benefits and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable in the accompanying consolidated balance sheets. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims

Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. The claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business

The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies. The amount of dividends to be paid is determined by the Board of Directors.

Participating life and annuity policy benefit liabilities are $6,748,375 and $6,705,462 at December 31, 2012 and 2011, respectively. Participating business comprises approximately 9% and 8% of the Company’s individual life insurance in-force at December 31, 2012 and 2011, respectively, and 20%, 19% and 13% of individual life insurance premium income for the years ended December 31, 2012, 2011 and 2010, respectively. The policyholder’s share of net income on participating policies is excluded from stockholder’s equity and recorded as undistributed earnings on participating business in the consolidated balance sheet.

Recognition of premium and fee income and benefits and expenses

Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services and investment advisory services are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. Premiums and policyholder benefits and expenses are presented net of reinsurance.

Net investment income

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned.

Realized investment gains (losses) and derivative financial instruments

Realized investment gains and losses are reported as a component of revenues and are determined on a specific identification basis. Realized investment gains and losses also result from the termination of derivative contracts prior to expiration that are not designated as hedges for accounting purposes and certain fair-value hedge relationships.

Income taxes

Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s consolidated financial statements or consolidated tax returns. In estimating future tax consequences, all expected future events, other than the enactments or changes in the tax laws or rules, are considered.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

A valuation allowance is provided to the extent that it is more likely than not that deferred tax assets will not be realized. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized. The effect on deferred taxes from a change in tax rates is recognized in income in the period that includes the enactment date.

Share-based compensation

Lifeco maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. The Company uses the fair value method to recognize the cost of share-based employee compensation under the Lifeco plan.

In 2011, the Company implemented a Performance Share Unit Plan (“PSU plan”) for senior executives of the Company. Under the PSU plan, performance share units are granted to certain senior executives of the Company having a value equal to the participants’ deferred incentive compensation for the period. The Company uses the fair value method to recognize the cost of share-based employee compensation under the PSU plan.

2. Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements (“ASU No. 2010-06”). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2 and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy rollforward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Company adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchases, sales, issuances and settlements provisions for its fiscal year beginning January 1, 2011. The provisions of ASU No. 2010-06 relate only to financial statement disclosures and, accordingly, did not have an impact on the Company’s consolidated financial position or the results of its operations.

In April 2011, the FASB issued ASU No. 2011-02 Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring (“ASU No. 2011-02”). ASU No. 2011-02 clarifies and defines the criteria to be met in a debt modification in order to be considered a troubled debt restructuring. It also clarifies whether a modification of the terms of a receivable meets the criteria to be considered a troubled debt restructuring, both for purposes of recording an impairment loss and for disclosure of troubled debt restructures. ASU No. 2011-02 is effective for the first interim or annual period beginning on or after June 15, 2011 with early adoption permitted and is to be applied retrospectively to the beginning of the annual period of adoption. The Company adopted ASU No. 2011-02 for its fiscal period ended September 30, 2011. The adoption of ASU No. 2011-02 did not have an impact on the Company’s consolidated financial position or the results of its operations.

In April 2011, the FASB issued ASU No. 2011-03 Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements (“ASU No. 2011-03”). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criteria under ASC topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASC topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Company adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Company’s consolidated financial position or the results of its operations.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

In May 2011, the FASB issued ASU No. 2011-04 Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 does not extend the use of the existing concepts or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Company adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The provisions of ASU No. 2011-04 relate only to financial statement disclosures regarding fair value and, accordingly, its adoption did not have an impact on the Company’s consolidated financial position or the results of its operations.

In June 2011, the FASB issued ASU No. 2011-05 Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU No. 2011-05”). ASU No. 2011-05 provides that, upon adoption, entities must present the components of net income, the components of comprehensive income and the total of comprehensive income for all periods presented. The option of presenting the components of comprehensive income in the statement of changes of equity has been eliminated. ASU No. 2011-05 is effective for interim or annual periods beginning on or after December 15, 2011. The Company adopted ASU No. 2011-05 for its fiscal year beginning January 1, 2012. The provisions of ASU No. 2011-05 relate only to the presentation of other comprehensive income and, accordingly, its adoption did not have an impact on the Company’s consolidated financial position or the results of its operations. ASU No. 2011-05 was subsequently amended by ASU No. 2011-12.

In September 2011, the FASB issued ASU No. 2011-08 Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment (“ASU No. 2011-08”). ASU No. 2011-08 provides that entities have the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of recorded goodwill is less than its carrying value. If an entity concludes that it is more likely than not that the fair value of recorded goodwill is less than its carrying value, it is then required to calculate the fair value of the recorded goodwill and to measure the amount of impairment loss, if any. ASU No. 2011-08 is effective for annual and interim goodwill impairment tests for fiscal years beginning after December 15, 2011. The Company adopted the provisions of ASU No. 2011-08 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-08 did not have an impact on the Company’s consolidated financial position or the results of its operations.

In December 2011, the FASB issued ASU No. 2011-12 Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU No. 2011-12”). ASU No. 2011-12 indefinitely defers the requirement in ASU No. 2011-05 for entities to present reclassification adjustments out of AOCI by component in both the statement in which net income is presented and statement in which other comprehensive income is presented, for both interim and annual periods. ASU No. 2011-12 does not affect any other provisions of ASU No. 2011-05. ASU No. 2011-12 is effective for fiscal years and interim periods within those years ending after December 15, 2011. The Company adopted the provisions of ASU No. 2011-12 for its fiscal year beginning January 1, 2012. The provisions of ASU No. 2011-12 relate only to the indefinite deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income and, accordingly, its adoption did not have an impact on the Company’s consolidated financial position or the results of its operations. ASU No. 2011-12 was subsequently amended by ASU No. 2013-02.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

Future adoption of new accounting pronouncements

In December 2011, the FASB issued ASU No. 2011-11 Balance Sheet (Topic 210) Disclosures about Offsetting Assets and Liabilities (“ASU No. 2011-11”). ASU No. 2011-11 provides for entities to disclose information about financial instruments and derivative instruments that are either offset in the balance sheet (presented on a net basis), or subject to an enforceable master netting arrangement or similar arrangement. ASU No. 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013 and for interim periods within those annual periods. The Company will adopt the provisions of ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The provisions of ASU No. 2011-11 relate only to financial statement disclosures regarding balance sheet offsetting and, accordingly, its adoption will not have an impact on the Company’s consolidated financial position or the results of its operations. ASU No. 2011-11 was subsequently amended by ASU No. 2013-01.

In January 2013, the FASB issued ASU No. 2013-01 Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU No. 2013-01”). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. The Company will adopt the provisions of ASU No. 2013-01 for its fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. The effective date is the same as the effective date of ASU No. 2011-11.

In February 2013, the FASB issued ASU No. 2013-02 Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU No. 2013-02”). ASU No. 2013-02 requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income for each applicable component of net income on a prospective basis. ASU No. 2013-02 supersedes the presentation requirements for reclassifications out of accumulated other comprehensive income in ASU No. 2011-05 and ASU No. 2011-12, for all entities. The Company will adopt the provisions of ASU No. 2013-02 for its fiscal year beginning January 1, 2013. The provisions of ASU No. 2013-02 relate only to financial statement presentation of other comprehensive income and, accordingly, its adoption will not have an impact on the Company’s consolidated financial position or the results of its operations.

3. Related Party Transactions

In the normal course of its business, the Company enters into reinsurance agreements with related parties. Included in the consolidated balance sheets at December 31, 2012 and 2011 are the following related party amounts:

	December 31,
	2012	2011
Reinsurance receivable	$533,446	$502,093
Future policy benefits	1,990,579	2,115,676

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

Included in the consolidated statements of income for the years ended December 31, 2012, 2011 and 2010 are the following related party amounts:

	Year ended December 31,
	2012	2011	2010
Premium income, net of related party premiums ceded of $18,112, $6,912, and $3,588	$96,439	$129,072	$131,037
Life and other policy benefits, net of reinsurance recoveries of $12,562 $6,426 and $4,906	99,321	106,790	122,830
Decrease in future policy benefits	(39,439)	(70,554)	(65,778)

The Company provides certain administrative and operational services and investment services for The Great-West Life Assurance Company (“GWL”) and The Canada Life Assurance Company (“CLAC”), wholly-owned subsidiaries of Lifeco. Additionally, the Company receives payroll-related services from GWL. The Company also provides investment services for London Reinsurance Group, an indirect subsidiary of GWL. The following table presents revenue, expenses incurred and expense reimbursement from related parties for services provided pursuant to these service agreements for the years ended December 31, 2012, 2011 and 2010. These amounts, in accordance with the terms of the various contracts, are based upon estimated costs incurred, including a profit charge, and resources expended based upon the number of policies, certificates in-force and/or administered assets.

	Year ended December 31,
	2012	2011	2010
Investment management and administrative revenue included in fee income and net investment income	$7,770	$7,492	$7,505
Administrative and underwriting expense reimbursements included as a reduction to general insurance expense	1,698	3,629	988
Administrative and underwriting expense included in general insurance expense	(2,610)	-	-

Total	$6,858	$11,121	$8,493

The following table summarizes amounts due from parent and affiliates at December 31, 2012 and 2011:

			December 31,
Related party	Indebtedness	Due date	2012	2011
GWL&A Financial Inc.	On account	On demand	$17,236	$6,976
Great-West Lifeco U.S. Inc.	On account	On demand	62,350	105,614
Great-West Lifeco Finance LP	On account	On demand	695	716
Great-West Lifeco Finance LP II	On account	On demand	619	524
Other related party receivables	On account	On demand	1,928	867

Total			$82,828	$114,697

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The following table summarizes amounts due to parent and affiliates at December 31, 2012 and 2011:

			December 31,
Related party	Indebtedness	Due date	2012	2011
GWL&A Financial Inc. (1)	Surplus note	November 2034	$194,390	$194,362
GWL&A Financial Inc. (2)	Surplus note	May 2046	333,400	333,400
GWL&A Financial Inc.	Note interest	May 2013	4,701	4,701
Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II	On account	On demand	-	140
London Life Financial Corporation	On account	On demand	1,735	1,715
The Great-West Life Assurance Company	On account	On demand	2,568	1,765
The Canada Life Assurance Company	On account	On demand	7,653	2,478

Total			$544,447	$538,561

(1) A note payable to GWL&A Financial was issued as a surplus note on November 15, 2004, with a face amount of $195,000 and carrying amounts of $194,390 and $194,362 at December 31, 2012 and 2011, respectively. The surplus note bears interest at the rate of 6.675% per annum, payable in arrears on each May 14 and November 14. The note matures on November 14, 2034.

(2) A note payable to GWL&A Financial was issued as a surplus note on May 19, 2006, with a face amount and carrying amount of $333,400. The surplus note bears interest initially at the rate of 7.203% per annum, payable in arrears on each May 16 and November 16 until May 16, 2016. After May 16, 2016, the surplus note bears an interest rate of 2.588% plus the then-current three-month London Interbank Offering Rate (“LIBOR”). The surplus note is redeemable by the Company at the principal amount plus any accrued and unpaid interest after May 16, 2016. The note matures on May 16, 2046.

Payments of principal and interest under the surplus notes shall be made only out of surplus funds of the Company and only with prior written approval of the Commissioner of Insurance of the State of Colorado when the Commissioner of Insurance is satisfied that the financial condition of the Company warrants such action pursuant to applicable Colorado law. Payments of principal and interest on the surplus notes are payable only if at the time of such payment and after giving effect to the making thereof, the Company’s surplus would not fall below two and one half times the authorized control level as required by the most recent risk-based capital calculations.

Interest expense attributable to these related party debt obligations was $37,059 for the year ended December 31, 2012, $37,163 for the year ended December 31, 2011 and $37,042 for the year ended December 31, 2010. Included in other liabilities on the consolidated balance sheets at December 31, 2012 and 2011 is $4,701 of interest payable attributable to these related party debt obligations.

The Company’s wholly owned subsidiary, Great-West Life & Annuity Insurance Company of South Carolina (“GWSC”) and CLAC are parties to a reinsurance agreement pursuant to which GWSC assumes term life insurance from CLAC. GWL&A Financial obtained two letters of credit for the benefit of the Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities and capital support. The first letter of credit is for $1,138,500 and renews annually until it expires on December 31, 2025. The second letter of credit is for $70,000 and renews annually for an indefinite period of time. At December 31, 2012 and 2011 there were no outstanding amounts related to the letters of credit.

Included within reinsurance receivable in the consolidated balance sheets are $486,514 and $450,820 of funds withheld assets as of December 31, 2012 and 2011, respectively. CLAC pays the Company on, a quarterly basis, interest on the funds withheld balance at a rate of 4.55% per annum.

A subsidiary of the Company, Great-West Capital Management, LLC, (formerly known as GW Capital Management LLC) serves as a Registered Investment Advisor to Great-West Funds, an affiliated open-end management investment company, to several affiliated insurance company separate accounts and to Great-

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

West Trust Company, LLC, (formerly known as Orchard Trust Company, LLC), an affiliated trust company. Great-West Trust Company, LLC, serves as trustee to several collective investment trusts. Included in fee income on the consolidated statements of income is $84,137, $69,172 and $59,320 of advisory, management and trustee fee income from these affiliated entities for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company’s separate accounts invest in shares of Great-West Funds and Putnam Funds which are affiliates of the Company and shares of other non-affiliated mutual funds and government and corporate bonds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2012, 2011 and 2010, these purchases totaled $131,593, $112,117 and $162,504, respectively. As the general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $289,730 and $266,340 at December 31, 2012 and 2011, respectively, to eliminate these amounts in its consolidated balance sheets at those dates.

4. Summary of Investments

The following tables summarize fixed maturity investments classified as available-for-sale and the non-credit-related component of OTTI in AOCI at December 31, 2012 and 2011:

	December 31, 2012
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$2,735,917	$101,568	$3,411	$2,834,074	$-
Obligations of U.S. states and their subdivisions	1,676,289	342,445	229	2,018,505	-
Corporate debt securities (2)	9,511,411	974,231	111,551	10,374,091	(2,293)
Asset-backed securities	1,795,122	120,471	54,454	1,861,139	(66,293)
Residential mortgage-backed securities	407,715	17,900	30	425,585	(240)
Commercial mortgage-backed securities	616,011	48,247	1,303	662,955	-
Collateralized debt obligations	13,751	14	1,770	11,995	-

Total fixed maturities	$16,756,216	$1,604,876	$172,748	$18,188,344	$(68,826)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities that had previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

(2) Includes perpetual debt investments with amortized cost of $226,069 and estimated fair value of $153,100 at December 31, 2012.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

	December 31, 2011
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$2,209,420	$107,363	$1,112	$2,315,671	$-
Obligations of U.S. states and their subdivisions	1,773,687	297,488	5	2,071,170	-
Corporate debt securities (2)	8,287,960	762,045	154,259	8,895,746	3,672
Asset-backed securities (3)	2,006,544	70,117	125,217	1,951,444	(23,837)
Residential mortgage-backed securities	578,046	17,461	3,965	591,542	1,409
Commercial mortgage-backed securities	712,831	42,538	7,572	747,797	-
Collateralized debt obligations	18,482	3	2,072	16,413	-

Total fixed maturities	$15,586,970	$1,297,015	$294,202	$16,589,783	$(18,756)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities that had previous non-credit impairment.

(2) Includes perpetual debt investments with amortized cost of $253,023 and estimated fair value of $166,284 at December 31, 2011.

(3) The non-credit loss component of OTTI (gain) loss for asset-backed securities was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

See Note 6 for additional discussion regarding fair value measurements.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale at December 31, 2012, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2012
	Amortized cost	Estimated fair value
Maturing in one year or less	$672,982	$711,671
Maturing after one year through five years	3,074,443	3,374,411
Maturing after five years through ten years	3,685,547	4,192,495
Maturing after ten years	3,895,658	4,271,934
Mortgage-backed and asset-backed securities	5,427,586	5,637,833

	$16,756,216	$18,188,344

Mortgage-backed (commercial and residential) and asset-backed securities include those issued by U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities classified as available-for-sale for the years ended December 31, 2012, 2011 and 2010:

	Year ended December 31,
	2012	2011	2010
Proceeds from sales	$6,821,092	$3,958,589	$3,222,700
Gross realized gains from sales	113,984	104,893	62,702
Gross realized losses from sales	4,371	23,138	26

The increase in proceeds from sales during the year ended December 31, 2012 was primarily due to sales of government agency securities to enter into dollar repurchase transactions. Gross realized gains and losses from sales during the year were primarily attributable to changes in interest rates and gains and losses on repurchase agreement transactions.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The Company had no fixed maturity securities that had been non-income producing for the twelve months preceding December 31, 2012. The Company had a corporate fixed maturity security with a fair value of $9,949 that had been non-income producing for the twelve months preceding December 31, 2011.

Mortgage loans on real estate - The following table summarizes the carrying value of the mortgage loan portfolio by component as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Principal	$2,866,411	$2,510,949
Unamortized premium (discount)	18,237	23,268
Mortgage provision allowance	(2,890)	(21,130)

Total mortgage loans	$2,881,758	$2,513,087

The average recorded investment of impaired mortgage loans was $1,034, $5,822 and $5,101 for the years ended December 31, 2012, 2011 and 2010, respectively.

The following table summarizes the recorded investment of the mortgage loan portfolio by risk assessment category as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Performing	$2,884,648	$2,532,150
Non-performing	-	2,067

Total	$2,884,648	$2,534,217

The following table summarizes activity in the mortgage provision allowance for the years ended December 31, 2012, 2011 and 2010:

	Year ended December, 31
	2012	2011	2010
	Commercial mortgages	Commercial mortgages	Commercial mortgages
Beginning balance	$21,130	$16,300	$14,854
Provision increases	1,067	4,830	1,446
Charge-off	(992)		-
Recovery	(75)	-	-
Provision decreases	(18,240)	-	-

Ending balance	$2,890	$21,130	$16,300

Allowance ending balance by basis of impairment method:
Collectively evaluated for impairment	$2,890	$21,130	$16,300

Recorded investment balance in the mortgage loan portfolio, gross of allowance, by basis of impairment method:	$2,884,648	$2,534,217	$1,738,722
Individually evaluated for impairment	14,970	18,493	27,250
Collectively evaluated for impairment	2,869,678	2,515,724	1,711,472

Limited partnership and other corporation interests - At December 31, 2012 and 2011, the Company had $124,814 and $169,233, respectively, invested in limited partnership and other corporation interests, which include limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The Company has determined each investment in low-income housing limited partnerships (“LIHLP”) to be considered a VIE. Although the Company is involved with the VIE, it determined that consolidation was not required because it has no power to direct the activities that most significantly impact the entities’ economic performance.

As a 99% limited partner in various upper-tier LIHLPs, the Company has few or no voting rights, but expects to receive the tax credits allocated to the partnership and operating losses from depreciation and interest expense. The Company is only an equity investor and views the LIHLP as a single investment. The general partner of the LIHLPs is most closely involved in the development and management of the LIHLP project. The general partner has a small ownership of the partnership, which requires a de minimus capital contribution. This equity investment is reduced based on fees paid at inception by the limited partner; therefore, the general partner does not qualify as having an equity investment at risk in the LIHLP project. However, the limited partner does not have the direct or indirect ability through voting rights or similar rights to make decisions about the general partner’s activities that have a significant effect on the success of the partnership.

The carrying value and maximum exposure to loss in relation to the activities of the VIEs was $71,370 and $111,631 at December 31, 2012 and 2011, respectively.

Special deposits and securities lending - The Company had securities on deposit with government authorities as required by certain insurance laws with fair values of $15,791 and $16,631 at December 31, 2012 and 2011, respectively.

The Company participates in a securities lending program whereby securities are loaned to third parties. Securities with a cost or amortized cost of $138,654 and $7,266 and estimated fair values of $138,297 and $6,823 were on loan under the program at December 31, 2012 and 2011, respectively. The Company received restricted cash collateral of $142,022 and $7,099 at December 31, 2012 and 2011, respectively.

Unrealized losses on fixed maturity investments classified as available-for-sale - The following tables summarize unrealized investment losses, including the non-credit-related portion of OTTI losses reported in AOCI, by class of investment at December 31, 2012 and 2011:

	December 31, 2012
	Less than twelve months		Twelve months or longer		Total
Fixed maturities:	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$538,612	$3,270	$7,252	$141	$545,864	$3,411
Obligations of U.S. states and their subdivisions	25,679	229	-	-	25,679	229
Corporate debt securities	527,280	12,287	291,611	99,264	818,891	111,551
Asset-backed securities	30,810	97	647,715	54,357	678,525	54,454
Residential mortgage-backed securities	9,834	8	1,210	22	11,044	30
Commercial mortgage-backed securities	34,727	169	35,960	1,134	70,687	1,303
Collateralized debt obligations	-	-	11,963	1,770	11,963	1,770

Total fixed maturities	$1,166,942	$16,060	$995,711	$156,688	$2,162,653	$172,748

Total number of securities in an unrealized loss position		85		133		218

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

	December 31, 2011
	Less than twelve months		Twelve months or longer		Total
Fixed maturities:	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$297,410	$913	$17,531	$199	$314,941	$1,112
Obligations of U.S. states and their subdivisions	1,557	5	-	-	1,557	5
Corporate debt securities	363,111	12,986	479,441	141,273	842,552	154,259
Asset-backed securities	218,850	10,365	841,415	114,852	1,060,265	125,217
Residential mortgage-backed securities	14,203	373	120,364	3,592	134,567	3,965
Commercial mortgage-backed securities	6,726	13	68,952	7,559	75,678	7,572
Collateralized debt obligations	-	-	16,392	2,072	16,392	2,072

Total fixed maturities	$901,857	$24,655	$1,544,095	$269,547	$2,445,952	$294,202

Total number of securities in an unrealized loss position		89		167		256

Fixed maturity investments - Total unrealized losses and OTTI decreased by $121,454, or 41%, from December 31, 2011 to December 31, 2012. This decrease in unrealized losses was across most asset classes and reflects continued recovery in market liquidity and lower interest rates, although the economic uncertainty in certain asset classes still remains.

Unrealized losses on corporate debt securities decreased by $42,708 from December 31, 2011 to December 31, 2012. The valuation of these securities has been influenced by market conditions with increased liquidity and lower interest rates in the finance sector resulting in generally higher valuations of these fixed income securities. The finance sector accounts for 91% of the corporate debt securities’ unrealized loss at December 31, 2012.

Corporate debt securities account for 63% of the unrealized losses and OTTI greater than twelve months. Of the $99,264 of unrealized losses and OTTI over twelve months on corporate debt securities, 55% are on securities which continue to be rated investment grade. Of the $44,669 of unrealized losses and OTTI greater than twelve months on non-investment grade corporate debt securities, 98% of the losses are on perpetual debt investments issued by banks in the United Kingdom, which have bank ratings of A- or higher. The Company determined the majority of the unrealized losses on perpetual securities were due to widening credit spreads and low LIBOR based coupon rates on the securities, which are not expected to compromise the issuers’ ability to service the investments. Management does not have the intent to sell these assets prior to a full recovery; therefore, an OTTI was not recognized in earnings.

Asset-backed securities account for 35% of the unrealized losses and OTTI greater than twelve months. Of the $54,357 of unrealized losses and OTTI over twelve months on asset-backed securities, 63% of the losses are on securities which continue to be rated investment grade. The present value of the cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets prior to a full recovery; therefore, an OTTI was not recognized in earnings.

See Note 6 for additional discussion regarding fair value measurements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

Other-than-temporary impairment recognition - The Company recorded OTTI on fixed maturity investments for the years ended December 31, 2012, 2011 and 2010 as follows:

	Year ended December 31, 2012
			OTTI
	OTTI recognized in realized		recognized
	gains/(losses)		in OCI (2)
Fixed maturities:	Credit related (1)	Non-credit related	Non-credit related	Total
Corporate debt securities	$254	$-	$-	$254
Asset-backed securities	4,429	-	(61)	4,368

Total fixed maturities	$4,683	$-	$(61)	$4,622

(1)	All of the $4,429 in credit related OTTI is bifurcated credit loss recognized on two asset-backed fixed maturities.
(2)	Amounts are recognized in OCI in the period incurred.

	Year ended December 31, 2011
			OTTI
	OTTI recognized in realized		recognized
	gains/(losses)		in OCI (2)
Fixed maturities:	Credit related (1)	Non-credit related	Non-credit related	Total
Corporate debt securities	$501	$-	$-	$501
Asset-backed securities	6,264	-	10,005	16,269

Total fixed maturities	$6,765	$-	$10,005	$16,770

(1)	All of the $6,264 in credit related OTTI is bifurcated credit loss recognized on one asset-backed fixed maturities.
(2)	Amounts are recognized in OCI in the period incurred.

	Year ended December 31, 2010
			OTTI
	OTTI recognized in realized		recognized
	gains/(losses)		in OCI (2)
Fixed maturities:	Credit related (1)	Non-credit related	Non-credit related	Total
U.S. government direct obligations and U.S. agencies	$750	$10,035	$-	$10,785
Corporate debt securities	-	1,529	-	1,529
Asset-backed securities	64,896	-	16,242	81,138
Residential mortgage-backed securities	1,390	-	505	1,895
Collateralized debt obligations	34	-	-	34

Total fixed maturities	$67,070	$11,564	$16,747	$95,381

(1)

Of the credit-related OTTI on asset-backed securities, $53,327 and $8,558 were related to Ambac Financial Group, Inc. and Financial Guaranty Insurance Company, respectively. Of the $67,070 in total fixed maturities, $66,286 is the bifurcated credit loss recognized on securities.

(2)	Amounts are recognized in OCI in the period incurred.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The OTTI of fixed maturity securities where the loss portion is bifurcated and the credit related component is recognized in realized investment gains (losses) is summarized as follows:

	Year ended December 31,
	2012	2011	2010
Bifurcated credit loss:
Beginning balance	$186,999	$181,611	$115,325
Additions:
Initial impairments - credit loss on securities not previously impaired	4,429	6,264	66,286
Reductions:
Due to sales, maturities, or payoffs during the period	(23,640)	(876)	-

Ending balance	$167,788	$186,999	$181,611

Net Investment Income

The following table summarizes net investment income for the years ended December 31, 2012, 2011 and 2010:

	Year ended December 31,
	2012	2011	2010
Investment income:
Fixed maturity and short-term investments	$808,215	$821,582	$823,828
Mortgage loans on real estate	138,411	117,796	96,711
Policy loans	213,300	218,663	234,944
Limited partnership interests	7,566	6,915	5,767
Net interest on funds withheld balances under reinsurance agreements, related party	19,382	18,376	17,130
Derivative instruments (1)	16,008	(11,613)	7,182
Other	5,222	3,113	5,079

	1,208,104	1,174,832	1,190,641
Investment expenses	(16,553)	(16,346)	(15,897)

Net investment income	$1,191,551	$1,158,486	$1,174,744

(1)	Includes gains (losses) on the hedged asset for fair value hedges.

Realized Investment Gains (Losses)

The following table summarizes realized investment gains (losses) for the years ended December 31, 2012, 2011 and 2010:

	Year ended December 31,
	2012	2011	2010
Realized investment gains (losses):
Fixed maturity and short-term investments	$105,675	$78,637	$(15,793)
Derivative instruments	(10,221)	(47,264)	(17,076)
Other	4,015	(2,048)	9,820
Provision for mortgage impairments, net of recoveries	17,248	(4,830)	(1,446)

Realized investment gains (losses)	$116,717	$24,495	$(24,495)

Included in net investment income and realized investment gains (losses) are amounts allocable to the participating fund account. This allocation is based upon the activity in a specific block of investments that are segmented for the benefit of the participating fund account.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

5. Derivative Financial Instruments

Derivative transactions are primarily entered into pursuant to master agreements and other contracts that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration or termination of the agreement.

The aggregate fair value of derivative instruments with credit-risk-related contingent features where the Company is in a net liability position was $55,875 and zero as of December 31, 2012 and 2011, respectively.

At December 31, 2012 and 2011, the Company had pledged $54,400 and zero of unrestricted cash collateral to counterparties in the normal course of business, while other counterparties had pledged zero and $11,985 of unrestricted cash collateral to the Company to satisfy collateral netting agreements, respectively.

Cash flow hedges - Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate. Cross-currency swaps are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars. Interest rate futures are used to manage the interest rate risks of forecasted acquisitions of fixed rate maturity investments. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities. The Company’s derivatives treated as cash flow hedges are eligible for hedge accounting.

At December 31, 2012, the Company estimated that $7,916 of net derivative gains included in AOCI will be reclassified into net income within the next twelve months.

Fair value hedges - Interest rate swap agreements are used to convert the interest rate on certain debt securities from a fixed rate to a floating rate to manage the interest rate risk of the change in the fair value of certain fixed rate maturity investments. Interest rate futures are used to manage the interest rate risk of the change in the fair value of certain fixed rate maturity investments. The Company’s derivatives treated as fair value hedges are eligible for hedge accounting.

Derivatives not designated as hedging instruments

The Company enters into certain transactions in which derivatives are hedging an economic risk but hedge accounting is not elected. These derivative instruments include: exchange-traded interest rate swap futures, exchange-traded equity index futures on certain indices, OTC interest rate swaptions, OTC interest rate swaps, exchange-traded Eurodollar interest rate futures and interest rate futures.

The derivative instruments mentioned above are economic hedges and used to manage risk. These transactions are used to offset changes in liabilities, hedge the economic effect of a large increase in interest rates, manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders, manage interest rate risks of forecasted acquisitions of fixed rate maturity investments and forecasted liability pricing, and hedge equity-based fee income.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The following tables summarize derivative financial instruments at December 31, 2012 and 2011:

	December 31, 2012
		Net derivatives	Asset derivatives	Liability derivatives
	Notional amount	Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$184,200	$26,113	$26,113	$-
Cross-currency swaps	424,248	(81,109)	4,643	85,752

Total cash flow hedges	608,448	(54,996)	30,756	85,752

Fair value hedges:
Interest rate swaps	183,776	(1,391)	258	1,649

Total fair value hedges	183,776	(1,391)	258	1,649

Total derivatives designated as hedges	792,224	(56,387)	31,014	87,401

Derivatives not designated as hedges:
Interest rate swaps	29,264	305	1,062	757
Futures on equity indices	3,133	-	-	-
Interest rate futures	80,550	-	-	-
Interest rate swaptions	688,674	342	342	-

Total derivatives not designated as hedges	801,621	647	1,404	757

Total cash flow hedges, fair value hedges and derivatives not designated as hedges	$1,593,845	$(55,740)	$32,418	$88,158

(1) The estimated fair value of all derivatives in an asset position is reported within other assets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

	December 31, 2011
	Notional amount	Net derivatives	Asset derivatives	Liability derivatives
		Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$184,200	$20,894	$20,894	$-
Cross-currency swaps	69,030	6,241	6,241	-

Total cash flow hedges	253,230	27,135	27,135	-

Fair value hedges:
Interest rate swaps	35,800	(1,011)	-	1,011

Total fair value hedges	35,800	(1,011)	-	1,011

Total derivatives designated as hedges	289,030	26,124	27,135	1,011

Derivatives not designated as hedges:
Interest rate swaps	392,235	(8,316)	4,687	13,003
Futures on equity indices	2,680	-	-	-
Interest rate futures	59,090	-	-	-
Interest rate swaptions	890,400	944	944	-

Total derivatives not designated as hedges	1,344,405	(7,372)	5,631	13,003

Total cash flow hedges, fair value hedges and derivatives not designated as hedges	$1,633,435	$18,752	$32,766	$14,014

(1) The estimated fair value of all derivatives in an asset position is reported within other assets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

Notional amounts are used to express the extent of the Company’s involvement in derivative transactions and represent a standard measurement of the volume of its derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received.

The Company had 75 and 143 swap transactions with an average notional amount of $8,685 and $16,361 during the years ended December 31, 2012 and 2011, respectively. During the years ended December 31, 2012 and 2011, the Company had 23 and one cross-currency swap transaction(s) with an average notional amount of $12,710 and $39,030, respectively. The Company had 931 and 1,678 futures transactions with an average number of contracts per transaction of 11 and 18 during the years ended December 31, 2012 and 2011, respectively. The Company had 46 and 44 swaption transactions with an average notional amount of $5,528 and $5,986 during the years ended December 31, 2012 and 2011, respectively.

Significant changes in the derivative notional amount during the year ended December 31, 2012 were primarily due to the following:

¡	The net decrease of $394,808 in interest rate swaps, interest rate swaptions and futures was primarily due to a change in the Company’s interest rate risk hedging strategy.
¡	The increase of $355,218 in cross-currency swaps was due to additional swaps opened to hedge newly purchased assets denominated in British pounds and Euros.

The Company recognized total derivative gains (losses) in net investment income of $12,567, ($15,428) and $1,366 for the years ended December 31, 2012, 2011 and 2010, respectively. The Company recognized net investment gains (losses) on closed derivative positions of ($10,221), ($38,794) and ($17,076) for the years ended December 31, 2012, 2011 and 2010, respectively. The preceding amounts are shown net of any gains (losses) on the hedged assets in a fair value hedge that has been recorded in net investment income.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The following tables present the effect of derivative instruments in the consolidated statement of income for the years ended December 31, 2012, 2011 and 2010 reported by cash flow hedges, fair value hedges and economic hedges:

	Gain (loss) recognized in OCI on derivatives (Effective portion)			Gain (loss) reclassified from OCI into net income (Effective portion)				Gain (loss) recognized in net income on derivatives (Ineffective portion and amount excluded from effectiveness testing)
	Year ended December 31,			Year ended December 31,				Year ended December 31,
	2012	2011	2010	2012	2011	2010		2012	2011	2010
Cash flow hedges:
Interest rate swaps	$5,220	$21,322	$13,896	$2,856	$2,820	$1,582	(A)	$-	$9	$-	(A)
Cross-currency swaps	(24,101)	1,123	3,065	-	-	-		-	-	-
Interest rate futures	-	-	-	63	43	110	(A)	-	(92)	92	(A)
Interest rate futures	-	(1,431)	332	-	-	-		-	6	545	(B)

Total cash flow hedges	$(18,881)	$21,014	$17,293	$2,919	$2,863	$1,691		$-	$(77)	$637

(A) Net investment income.

(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

	Gain (loss) on derivatives recognized in net income				Gain (loss) on hedged assets recognized in net income
	Year ended December 31,				Year ended December 31,
	2012	2011	2010		2012	2011	2010
Fair value hedges:
Interest rate swaps	$(380)	$(1,011)	$-	(A)	$-	$-	$-
Interest rate futures	-	(285)	(1,027)	(A)	-	-	-
Interest rate futures	-	(8,311)	(1,088)	(B)	-	-	-
Items hedged in interest rate swaps	-	-	-		380	1,011	-	(A)
Items hedged in interest rate futures	-	-	-		-	(2,002)	3,632	(A)
Items hedged in interest rate futures	-	-	-		-	8,470	-	(B)

Total fair value hedges (1)	$(380)	$(9,607)	$(2,115)		$380	$7,479	$3,632

(1) Hedge ineffectiveness of zero, ($2,128) and $1,517 was recognized during the years ended December 31, 2012, 2011 and 2010, respectively.

(A) Net investment income.

(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

	Gain (loss) on derivatives recognized in net income
	Year ended December 31,
	2012		2011		2010
Derivatives not designated as hedging instruments:
Futures on equity indices	2	(A)	(32)	(A)	(9)	(A)
Futures on equity indices	(774)	(B)	373	(B)	(363)	(B)
Interest rate swaps	8,620	(A)	(12,351)	(A)	4,036	(A)
Interest rate swaps	(4,979)	(B)	(38,377)	(B)	(4,476)	(B)
Interest rate futures	164	(A)	260	(A)	(3,600)	(A)
Interest rate futures	(2,641)	(B)	(251)	(B)	(11,640)	(B)
Interest rate swaptions	862	(A)	(3,798)	(A)	(3,450)	(A)
Interest rate swaptions	(1,827)	(B)	(704)	(B)	(54)	(B)

Total derivatives not designated as hedging instruments	$(573)		$(54,880)		$(19,556)

(A) Net investment income.

(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

6. Fair Value Measurements

Recurring fair value measurements

The following tables present the Company’s financial assets and liabilities carried at fair value on a recurring basis by fair value hierarchy category as of December 31, 2012 and 2011:

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2012
Assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$-	$2,834,074	$-	$2,834,074
Obligations of U.S. states and their subdivisions	-	2,018,505	-	2,018,505
Corporate debt securities	-	10,372,269	1,822	10,374,091
Asset-backed securities	-	1,595,601	265,538	1,861,139
Residential mortgage-backed securities	-	425,585	-	425,585
Commercial mortgage-backed securities	-	662,955	-	662,955
Collateralized debt obligations	-	11,963	32	11,995

Total fixed maturities available-for-sale	-	17,920,952	267,392	18,188,344

Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	-	263,634	-	263,634
Corporate debt securities	-	61,336	-	61,336
Asset-backed securities	-	42,630	-	42,630

Total fixed maturities held for trading	-	367,600	-	367,600

Short-term investments available-for-sale	19,459	246,873	-	266,332
Collateral under securities lending agreements	142,022	-	-	142,022
Collateral under derivative counterparty collateral agreements	54,400	-	-	54,400
Derivative instruments designated as hedges:
Interest rate swaps	-	26,371	-	26,371
Cross-currency swaps	-	4,643	-	4,643
Derivative instruments not designated as hedges:
Interest rate swaps	-	1,062	-	1,062
Interest rate swaptions	-	342	-	342

Total derivative instruments	-	32,418	-	32,418

Separate account assets	12,171,024	12,434,502	-	24,605,526

Total assets	$12,386,905	$31,002,345	$267,392	$43,656,642

Liabilities
Payable under securities lending agreements	$142,022	$-	$-	$142,022
Derivative instruments designated as hedges:
Interest rate swaps	-	1,649	-	1,649
Cross-currency swaps	-	85,752	-	85,752
Derivative instruments not designated as hedges:
Interest rate swaps	-	757	-	757

Total derivative instruments	-	88,158	-	88,158

Separate account liabilities (1)	14	352,653	-	352,667

Total liabilities	$142,036	$440,811	$-	$582,847

(1) Includes only separate account instruments which are carried at the fair value of the underlying liabilities owned by the separate accounts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2011
Assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$-	$2,315,671	$-	$2,315,671
Obligations of U.S. states and their subdivisions	-	2,071,170	-	2,071,170
Corporate debt securities	-	8,859,250	36,496	8,895,746
Asset-backed securities	-	1,672,423	279,021	1,951,444
Residential mortgage-backed securities	-	591,542	-	591,542
Commercial mortgage-backed securities	-	747,797	-	747,797
Collateralized debt obligations	-	16,391	22	16,413

Total fixed maturities available-for-sale	-	16,274,244	315,539	16,589,783

Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	-	36,352	-	36,352
Corporate debt securities	-	60,243	-	60,243
Asset-backed securities	-	43,905	-	43,905
Commercial mortgage-backed securities	-	7,026	-	7,026

Total fixed maturities held for trading	-	147,526	-	147,526

Short-term investments available-for-sale	45,869	286,895	-	332,764
Collateral under securities lending agreements	7,099	-	-	7,099
Collateral under derivative counterparty collateral agreements	11,985	-	-	11,985
Derivative instruments designated as hedges:
Interest rate swaps	-	20,894	-	20,894
Cross-currency swaps	-	6,241	-	6,241
Derivative instruments not designated as hedges:
Interest rate swaps	-	4,687	-	4,687
Interest rate swaptions	-	944	-	944

Total derivative instruments	-	32,766	-	32,766

Separate account assets (1)	10,646,426	11,568,489	2,118	22,217,033

Total assets	$10,711,379	$28,309,920	$317,657	$39,338,956

Liabilities
Payable under securities lending agreements	$7,099	$-	$-	$7,099
Payable under derivative counterparty collateral agreements	11,985	-	-	11,985
Derivative instruments designated as hedges:
Interest rate swaps	-	1,011	-	1,011
Derivative instruments not designated as hedges:
Interest rate swaps	-	13,003	-	13,003

Total derivative instruments	-	14,014	-	14,014

Separate account liabilities (1)	74	278,796	-	278,870

Total liabilities	$19,158	$292,810	$-	$311,968

(1) Includes only separate account instruments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The methods and assumptions used to estimate the fair value of the Company’s financial assets and liabilities carried at fair value on a recurring basis are as follows:

Fixed maturity investments

The fair values for fixed maturity investments are based upon market prices from independent pricing services. In cases where market prices are not readily available, such as for private fixed maturity investments, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flows calculated at current market rates on investments of similar quality and term. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Short-term investments and securities lending agreements

The amortized cost of short-term investments, collateral under securities lending agreements and payable under securities lending agreements is a reasonable estimate of fair value due to their short-term nature and high credit quality of the issuer.

Derivative counterparty collateral agreements

Included in other assets and other liabilities is cash collateral received from derivative counterparties and the obligation to return the cash collateral to the counterparties. The carrying value of the collateral is a reasonable estimate of fair value.

Derivative instruments

Included in other assets and other liabilities are derivative financial instruments. The estimated fair values of OTC derivatives, primarily consisting of cross-currency swaps, interest rate swaps and interest rate swaptions which are held for other than trading purposes, are the estimated amounts the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates, counterparty credit risk and other relevant factors.

Separate account assets

Separate account assets primarily include investments in mutual fund, fixed maturity and short-term securities. Mutual funds are recorded at net asset value, which approximates fair value, on a daily basis. The fixed maturity and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the fixed maturity and short-term investments of the Company.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The following tables present additional information about assets and liabilities measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Recurring Level 3 financial assets and liabilities Year ended December 31, 2012
	Fixed maturities available-for-sale
	Corporate debt securities	Asset-backed securities	Collateralized debt obligations	Separate accounts	Total
Balance, January 1, 2012	$36,496	$279,021	$22	$2,118	$317,657
Realized and unrealized gains (losses) included in:
Net income	(66)	-	-	(3,692)	(3,758)
Other comprehensive income (loss)	102	33,346	11	3,604	37,063
Sales	(1,598)	-	-	(1,997)	(3,595)
Settlements	(874)	(41,809)	(1)	(33)	(42,717)
Transfers out of Level 3 (1)	(32,238)	(5,020)	-	-	(37,258)

Balance, December 31, 2012	$1,822	$265,538	$32	$-	$267,392

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2012	$-	$-	$-	$-	$-

(1) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

	Recurring Level 3 financial assets and liabilities Year ended December 31, 2011
	Fixed maturities available-for-sale
	Corporate debt securities	Asset-backed securities	Collateralized debt obligations	Separate accounts	Total
Balance, January 1, 2011	$58,692	$290,488	$14	$4,278	$353,472
Realized and unrealized gains (losses) included in:
Net income	3,961	(192)	-	37	3,806
Other comprehensive income (loss)	779	20,031	8	260	21,078
Sales	(14,430)	-	-	(1,847)	(16,277)
Settlements	(17,460)	(31,306)	-	(158)	(48,924)
Transfers into Level 3 (1)	7,333	-	-	1,400	8,733
Transfers out of Level 3 (1)	(2,379)	-	-	(1,852)	(4,231)

Balance, December 31, 2011	$36,496	$279,021	$22	$2,118	$317,657

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2011	$-	$-	$-	$-	$-

(1) Transfers into Level 3 are due primarily to decreased observability of inputs in valuation methodologies. Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors.

	Recurring Level 3 financial assets and liabilities Year ended December 31, 2010
	Fixed maturities available-for-sale
	Corporate debt securities	Asset-backed securities	Commercial mortgage-backed securities	Collateralized debt obligations	Derivative instruments	Separate accounts	Total
Balance, January 1, 2010	$188,936	$392,365	$58,270	$1,729	$(3,317)	$9,960	$647,943
Realized and unrealized gains (losses) included in:
Net income	475	(49,393)	-	(34)	-	-	(48,952)
Other comprehensive income (loss)	5,630	70,026	-	161	-	622	76,439
Purchases, issuances and settlements	(30,084)	(98,807)	-	(1,842)	-	(1,700)	(132,433)
Transfers in (out) of Level 3 (1)	(106,265)	(23,703)	(58,270)	-	3,317	(4,604)	(189,525)

Balance, December 31, 2010	$58,692	$290,488	$-	$14	$-	$4,278	$353,472

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2010	$-	$-	$-	$-	$-	$-	$-

(1) Transfers into Level 3 are due primarily to decreased observability of inputs in valuation methodologies. Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The following table presents significant unobservable inputs used during the valuation of certain assets categorized within Level 3 of the recurring fair value measurements table:

	December 31, 2012
	Fair Value	Valuation Technique	Unobservable Input	Weighted Average
Fixed maturities available-for-sale:
Asset-backed securities(1)	$265,470	Internal model pricing	Prepayment speed assumption	5

			Constant default rate assumption	5

			Adjusted ABX Index spread assumption (2)	655

(1) Includes home improvement loans only.

(2) Includes an internally calculated liquidity premium adjustment of 217.

After adjusting the ABX Index spread assumption by the liquidity premium, the overall discount rate ranged from 384 to 918 basis points. The constant default rate assumption ranged from 1.2 to 7.9.

The significant unobservable inputs used in the fair value measurement of asset-backed securities are prepayment speed assumptions, constant default rate assumptions and the ABX Index spread adjusted by an internally calculated liquidity premium with the primary inputs being the constant default rate assumption and the adjusted ABX Index spread assumption. As the constant default rate assumption or the adjusted ABX Index spread assumption increases, the price and therefore, the fair value, of the securities decreases.

Non-recurring fair value measurements - Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables above. The Company held $2,903 and $19,745 of adjusted cost basis limited partnership and other corporation interests which were impaired at December 31, 2012 and 2011, respectively, based on the fair value disclosed in the limited partnership financial statements or the estimated fair value of the underlying collateral. The estimated fair value was categorized as Level 3.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

Fair value of financial instruments

The following tables summarize the carrying amounts and estimated fair values of the Company’s financial instruments not carried at fair value on a recurring basis at December 31, 2012 and 2011:

	December 31, 2012		December 31, 2011
Assets	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Mortgage loans on real estate	$2,881,758	$3,114,796	$2,513,087	$2,679,474
Policy loans	4,260,200	4,260,200	4,219,849	4,219,849
Limited partnership interests	46,707	43,954	48,053	41,931
Other investments	18,890	45,050	22,990	47,915

Liabilities
Annuity contract benefits without life contingencies	$9,622,357	$9,731,734	$8,727,286	$8,888,585
Policyholders’ funds	374,821	374,821	382,816	382,816
Commercial paper	97,987	97,987	97,536	97,536
Notes payable	532,491	563,860	532,463	515,104

The methods and assumptions used to estimate the fair value of financial instruments not carried at fair value on a recurring basis are summarized as follows:

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy. The estimated fair value was classified as Level 2.

Policy loans

The Company believes the fair value of policy loans approximates book value. Policy loans are funds provided to policy holders in return for a claim on the policy. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of repayments, the Company believes the fair value of policy loans approximates carrying value. The estimated fair value was classified as Level 2.

Limited partnership interests

Limited partnership interests, accounted for using the cost method, represent the Company’s minor ownership interests in pooled investment funds. These funds employ varying investment strategies that principally make private equity investments across diverse industries and geographical focuses. The estimated fair value was determined by using the partnership financial statement reported capital account or net asset value adjusted for other relevant information which may impact the exit value of the investments. Distributions by these investments are generated from investment gains, from operating income generated by the underlying investments of the funds and from liquidation of the underlying assets of the funds which are estimated to be liquidated over the next one to ten years. The estimated fair value was classified as Level 3.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

Other investments

Other investments primarily include real estate held for investment. The estimated fair value for real estate is based on the unadjusted annual appraised value which includes factors such as comparable property sales, property income analysis, and capitalization rates. The estimated fair value was classified as Level 2.

Annuity contract benefits without life contingencies

The estimated fair value of annuity contract benefits without life contingencies is estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for the Company’s credit risk. The estimated fair value was classified as Level 2.

Policyholders’ funds

The carrying amount of policyholders’ funds approximates the fair value since the Company can change the interest crediting rates with 30 days notice. The estimated fair value was classified as Level 2.

Commercial paper

The amortized cost of commercial paper is a reasonable estimate of fair value due to their short-term nature and high credit quality of the obligor. The estimated fair value was classified as Level 2.

Notes payable

The estimated fair value of the notes payable to GWL&A Financial is based upon quoted market prices from independent pricing services of securities with characteristics similar to those of the notes payable. The estimated fair value was classified as Level 2.

7.  Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. The Company retains an initial maximum of $3,500 of coverage per individual life. This initial retention limit of $3,500 may increase due to automatic policy increases in coverage at a maximum rate of $175 per annum, with an overall maximum increase in coverage of $1,000.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2012 and 2011, the reinsurance receivables had carrying values in the amounts of $638,797 and $616,336, respectively. Included in these amounts are $533,446 and $502,093 at December 31, 2012 and 2011, respectively, associated with reinsurance agreements with related parties. At December 31, 2012 and 2011, 83% and 81%, respectively, of the total reinsurance receivable was due from CLAC, a related party.

The Company assumes risk from approximately forty insurers and reinsurers by participating in yearly renewable term and coinsurance pool agreements. When assuming risk, the Company seeks to generate revenue while maintaining reciprocal working relationships with these partners as they also seek to limit their exposure to loss on any single life.

Maximum capacity to be retained by the Company is dictated at the treaty level and is monitored annually to ensure the total risk retained on any one life is limited to a maximum retention of $4,500.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2012:

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$51,324,176	$38,587,771	$89,911,947
Reinsurance ceded	(11,138,163)	-	(11,138,163)
Reinsurance assumed	72,580,078	-	72,580,078

Net	$112,766,091	$38,587,771	$151,353,862

Percentage of amount assumed to net	64.4%	0.0%	48.0%

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$323,236	$3,712	$326,948
Reinsurance ceded	(53,950)	3,648	(50,302)
Reinsurance assumed	145,507	-	145,507

Net	$414,793	$7,360	$422,153

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2011:

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$50,461,815	$37,007,795	$87,469,610
Reinsurance ceded	(11,157,504)	-	(11,157,504)
Reinsurance assumed	77,352,956	-	77,352,956

Net	$116,657,267	$37,007,795	$153,665,062

Percentage of amount assumed to net	66.3%	0.0%	50.3%

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$395,419	$1,960	$397,379
Reinsurance ceded	(40,654)	(66)	(40,720)
Reinsurance assumed	166,557	-	166,557

Net	$521,322	$1,894	$523,216

The following tables summarize total premium income at and for the year ended December 31, 2010:

	Premium income

	Life insurance	Annuities	Total
Written and earned direct	$674,726	$5,665	$680,391
Reinsurance ceded	(41,362)	(112)	(41,474)
Reinsurance assumed	166,705	-	166,705

Net	$800,069	$5,553	$805,622

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

8.    Deferred Acquisition Costs and Value of Business Acquired

The following table summarizes activity in DAC and VOBA for the years ended December 31, 2012, 2011 and 2010:

	DAC (1)	VOBA	Total (1)
Balance, January 1, 2010 (2)	$253,038	$48,669	$301,707
Capitalized additions (1)	47,513	-	47,513
Amortization and writedowns (1)	(27,506)	(1,837)	(29,343)
Unrealized investment (gains) losses (1)	(114,519)	(427)	(114,946)

Balance, December 31, 2010 (1)	158,526	46,405	204,931
Capitalized additions (1)	57,108	-	57,108
Amortization and writedowns (1)	(25,184)	(3,636)	(28,820)
Unrealized investment (gains) losses (1)	(12,669)	(717)	(13,386)

Balance, December 31, 2011 (1)	177,781	42,052	219,833
Capitalized additions	94,826	-	94,826
Amortization and writedowns	(51,434)	(9,045)	(60,479)
Unrealized investment (gains) losses	(48,757)	(962)	(49,719)

Balance, December 31, 2012	$172,416	$32,045	$204,461

(1) As adjusted; See Note 1

(2) Adjusted by $143,550 from $396,588 to $253,038 for the adoption of ASU No. 2010-26; See Note 1

The estimated future amortization of VOBA for the years ended December 31, 2013 through December 31, 2017 is approximately $4,000 per annum.

9.    Goodwill and Other Intangible Assets

The balance of goodwill, all of which is within the Retirement Services segment, at December 31, 2012 and 2011 was $105,255.

The following tables summarize other intangible assets, all of which are within the Retirement Services segment, as of December 31, 2012 and 2011:

	December 31, 2012
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships	$36,314	$(18,065)	$18,249
Preferred provider agreements	7,970	(7,970)	-

Total	$44,284	$(26,035)	$18,249

	December 31, 2011
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships	$36,314	$(15,234)	$21,080
Preferred provider agreements	7,970	(7,195)	775

Total	$44,284	$(22,429)	$21,855

Amortization expense for other intangible assets included in general insurance expenses was $3,606, $3,787 and $3,990 for the years ended December 31, 2012, 2011 and 2010, respectively. Except for goodwill, the Company has no intangible assets with indefinite lives. The Company did not incur costs to renew or extend the term of acquired intangible assets during the year ended December 31, 2012.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The estimated future amortization of other intangible assets using current assumptions, which are subject to change, for the years ended December 31, 2013 through December 31, 2017 is approximately $2,700 per annum.

10.    Commercial Paper

The Company maintains a commercial paper program that is partially supported by a $50,000 corporate credit facility.

The following table provides information regarding the Company’s commercial paper program at December 31, 2012 and 2011:

	December 31,
	2012	2011
Face Value	$97,987	$97,536
Carrying Value	97,987	97,536
Effective interest rate	0.3% - 0.4%	0.2% - 0.4%
Maturity range (days)	3 - 74	4 - 75

11.    Stockholder’s Equity and Dividend Restrictions

At December 31, 2012 and 2011, the Company had 50,000,000 shares of $1 par value preferred stock authorized, none of which were issued or outstanding at either date. In addition, the Company has 50,000,000 shares of $1 par value common stock authorized, 7,032,000 of which were issued and outstanding at both December 31, 2012 and 2011.

GWLA’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners (“NAIC”), is as follows:

	2012	2011	2010		2012	2011
Net income	$147,741	$155,998	$398,555	Capital and surplus	$1,109,498	$1,062,947

Regulatory compliance is determined by a ratio of a company’s total adjusted capital (“TAC”) to its authorized control level risk-based capital (“ACL”), as determined in accordance with statutory accounting principles and practices as prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is 200% of ACL. The Company’s risk-based capital ratio was in excess of the required amount as of December 31, 2012.

Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. During the years ended December 31, 2012, 2011 and 2010, the Company paid dividends in the amounts of $184,401, $206,353 and $160,917, respectively, to its parent company, GWL&A Financial.

The maximum amount of dividends that can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. As filed with the Colorado Division of Insurance, the statutory capital and surplus and net gain from operations at and for the year ended December 31, 2012 were $1,109,498 and $162,991, respectively. Based on the as filed amounts, GWLA may pay up to $162,991 of dividends during the year ended December 31, 2013 without the prior approval of the Colorado Insurance Commissioner. Prior to any payments of dividends, the Company seeks approval from the Colorado Insurance Commissioner.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

12.    Other Comprehensive Income

The following tables present the composition of other comprehensive income (loss) for the years ended December 31, 2012, 2011 and 2010:

	Year ended December 31, 2012
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains arising during the year on available-for-sale fixed maturity investments	$534,028	$(186,910)	$347,118
Net changes during the year related to cash flow hedges	(18,881)	6,608	(12,273)
Reclassification adjustment for gains realized in net income	(107,713)	37,700	(70,013)

Net unrealized gains	407,434	(142,602)	264,832
Future policy benefits, deferred acquisition costs and value of business acquired adjustments	(83,835)	29,343	(54,492)

Net unrealized gains	323,599	(113,259)	210,340
Employee benefit plan adjustment	(68,650)	24,027	(44,623)

Other comprehensive income	$254,949	$(89,232)	$165,717

	Year ended December 31, 2011
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains arising during the year on available-for-sale fixed maturity investments	$511,663	$(179,082)	$332,581
Net changes during the year related to cash flow hedges	21,014	(7,355)	13,659
Reclassification adjustment for gains realized in net income	(74,165)	25,958	(48,207)

Net unrealized gains	458,512	(160,479)	298,033
Future policy benefits, deferred acquisition costs and value of business acquired adjustments (1)	(100,216)	35,075	(65,141)

Net unrealized gains	358,296	(125,404)	232,892
Employee benefit plan adjustment	(49,566)	17,348	(32,218)

Other comprehensive income	$308,730	$(108,056)	$200,674

(1) As adjusted; See Note 1

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

	Year ended December 31, 2010
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains arising during the year on available-for-sale fixed maturity investments	$724,296	$(253,504)	$470,792
Net changes during the year related to cash flow hedges	17,293	(6,053)	11,240
Reclassification adjustment for losses realized in net income	23,198	(8,119)	15,079

Net unrealized gains	764,787	(267,676)	497,111
Future policy benefits, deferred acquisition costs and value of business acquired adjustments (1)	(129,715)	45,400	(84,315)

Net unrealized gains	635,072	(222,276)	412,796
Employee benefit plan adjustment	(5,142)	1,800	(3,342)

Other comprehensive income	$629,930	$(220,476)	$409,454

(1) As adjusted; See Note 1

13.    General Insurance Expenses

The following table summarizes the significant components of general insurance expenses for the years ended December 31, 2012, 2011 and 2010:

	Year ended December 31,
	2012	2011 (1)	2010 (1)
Compensation	$335,212	$303,514	$294,923
Commissions	180,529	156,461	143,680
Other	80,908	106,718	92,290

Total general insurance expenses	$596,649	$566,693	$530,893

(1) As adjusted; See Note 1

14.    Employee Benefit Plans

Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement Plans

The Company has a noncontributory Defined Benefit Pension Plan covering substantially all of its employees that were hired before January 1, 1999. Prior to December 31, 2012, the Company accounted for the Defined Benefit Pension Plan as the direct legal obligation of the Company and accounted for the corresponding plan obligations on its Balance Sheet and Statements of Income. Effective December 31, 2012, the Company transferred the sponsorship of the Defined Benefit Pension Plan to GWL&A Financial, the Company’s immediate parent. Despite the change in sponsorship of the Defined Benefit Pension Plan, the Company will continue to account for the corresponding plan obligations on its Balance Sheet and Statements of Income.

Benefits for the Defined Benefit Pension Plan are based principally on an employee’s years of service and compensation levels near retirement. The Company’s policy for funding the Defined Benefit Pension Plans is to make annual contributions, which equal or exceed regulatory requirements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The Company sponsors an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provides health benefits to retired employees who are not Medicare eligible. The medical plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management.

The Company also provides supplemental executive retirement plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts.

A December 31 measurement date is used for the employee benefit plans.

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the underfunded status for the Company’s Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans as of the years ended December 31, 2012 and 2011:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2012	2011	2012	2011	2012	2011	2012	2011
Change in projected benefit obligation:
Benefit obligation, January 1	$401,134	$349,435	$11,725	$10,162	$61,358	$54,855	$474,217	$414,452
Service cost	4,350	3,935	817	622	991	916	6,158	5,473
Interest cost	20,945	20,286	569	585	2,912	3,136	24,426	24,007
Actuarial (gain) loss	87,117	39,211	974	693	6,760	3,520	94,851	43,424
Regular benefits paid	(12,943)	(11,733)	(623)	(337)	(2,792)	(2,719)	(16,358)	(14,789)
Plan amendments	-	-	-	-	-	1,650	-	1,650

Benefit obligation, December 31	$500,603	$401,134	$13,462	$11,725	$69,229	$61,358	$583,294	$474,217

Accumulated benefit obligation	$491,712	$393,487	$13,462	$11,725	$58,135	$50,033	$563,309	$455,245

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2012	2011	2012	2011	2012	2011	2012	2011
Change in plan assets:
Value of plan assets, January 1	$293,336	$282,616	$-	$-	$-	$-	$293,336	$282,616
Actual return on plan assets	38,541	12,353	-	-	-	-	38,541	12,353
Employer contributions	17,600	10,100	623	337	2,792	2,719	21,015	13,156
Benefits paid	(12,943)	(11,733)	(623)	(337)	(2,792)	(2,719)	(16,358)	(14,789)

Value of plan assets, December 31	$336,534	$293,336	$-	$-	$-	$-	$336,534	$293,336

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2012	2011	2012	2011	2012	2011	2012	2011
Under funded status at December 31	$(164,069)	$(107,798)	$(13,462)	$(11,725)	$(69,229)	$(61,358)	$(246,760)	$(180,881)

The following table presents amounts recognized in the consolidated balance sheets at December 31, 2012 and 2011 for the Company’s Defined Benefit Pension, Post-retirement Medical and Supplemental Executive Retirement plans:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2012	2011	2012	2011	2012	2011	2012	2011
Amounts recognized in consolidated balance sheets:
Other assets	$-	$12,690	$-	$-	$-	$-	$-	$12,690
Other liabilities	(164,069)	(120,488)	(13,462)	(11,725)	(69,229)	(61,358)	(246,760)	(193,571)
Accumulated other comprehensive income (loss)	(180,869)	(120,487)	12,662	15,741	(20,710)	(15,520)	(188,917)	(120,266)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The following table provides information regarding amounts in AOCI that have not yet been recognized as components of net periodic benefit cost at December 31, 2012:

					Supplemental executive
	Defined benefit pension plan		Post-retirement medical plan		retirement plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(180,754)	$(117,490)	$6,170	$4,011	$(15,710)	$(10,211)	$(190,294)	$(123,690)
Net prior service (cost) credit	(115)	(75)	6,492	4,220	(5,000)	(3,250)	1,377	895

	$(180,869)	$(117,565)	$12,662	$8,231	$(20,710)	$(13,461)	$(188,917)	$(122,795)

The following table provides information regarding amounts in AOCI that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2013:

					Supplemental executive
	Defined benefit pension plan		Post-retirement medical plan		retirement plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(15,577)	$(10,125)	$413	$268	$(1,300)	$(845)	$(16,464)	$(10,702)
Prior service (cost) credit	(51)	(33)	1,650	1,072	(933)	(606)	666	433

	$(15,628)	$(10,158)	$2,063	$1,340	$(2,233)	$(1,451)	$(15,798)	$(10,269)

The expected benefit payments for the Company’s Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans for the years indicated are as follows:

			Supplemental
	Defined benefit	Post-retirement	executive
	pension plan	medical plan	retirement plan
2013	$13,621	$637	$3,720
2014	14,259	697	3,529
2015	15,136	727	4,940
2016	16,640	743	3,390
2017	17,708	771	18,909
2018 through 2022	112,582	4,166	13,813

Net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans included in general insurance expenses in the accompanying consolidated statements of income for the years ended December 31, 2012, 2011 and 2010 includes the following components:

	Defined benefit pension plan
	2012	2011	2010
Components of net periodic cost:
Service cost	$4,350	$3,935	$3,739
Interest cost	20,945	20,286	19,578
Expected return on plan assets	(21,797)	(21,093)	(18,618)
Amortization of transition obligation	-	(1,388)	(1,514)
Amortization of unrecognized prior service cost	51	51	82
Amortization of loss from earlier periods	9,941	5,115	5,091

Net periodic cost	$13,490	$6,906	$8,358

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

	Post-retirement medical plan
	2012	2011	2010
Components of net periodic benefit:
Service cost	$817	$622	$728
Interest cost	569	585	713
Amortization of unrecognized prior service benefit	(1,650)	(1,650)	(1,650)
Amortization of gain from earlier periods	(455)	(611)	(461)

Net periodic benefit	$(719)	$(1,054)	$(670)

	Supplemental executive retirement plan
	2012	2011	2010
Components of net periodic (benefit) cost:
Service cost	$991	$916	$673
Interest cost	2,912	3,136	2,905
Amortization of unrecognized prior service cost	934	2,584	899
Amortization of net (gain) loss	637	145	-

Net periodic (benefit) cost	$5,474	$6,781	$4,477

The following tables present the assumptions used in determining benefit obligations of the Defined Benefit Pension, Post-Retirement Medical and the Supplemental Executive Retirement plans at December 31, 2012 and 2011:

	Defined benefit pension plan
	2012	2011
Discount rate	4.19%	5.23%
Rate of compensation increase	3.14%	3.14%

	Post-retirement medical plan
	2012	2011
Discount rate	3.74%	4.70%
Initial health care cost trend	7.50%	8.00%
Ultimate health care cost trend	5.25%	5.25%
Year ultimate trend is reached	2018	2018

	Supplemental executive retirement plan
	2011	2011
Discount rate	3.79%	4.87%
Rate of compensation increase	4.00%	5.00%

The following tables present the assumptions used in determining the net periodic benefit/cost of the Defined Benefit
Pension, Post-Retirement Medical and the Supplemental Executive Retirement plans for the years ended December 31,
2012 and 2011:

	Defined benefit pension plan
	2012	2011
Discount rate	5.23%	5.87%
Expected return on plan assets	7.25%	7.50%
Rate of compensation increase	3.14%	3.14%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

	Post-retirement medical plan
	2012	2011
Discount rate	4.70%	5.87%
Initial health care cost trend	8.00%	7.50%
Ultimate health care cost trend	5.25%	5.25%
Year ultimate trend is reached	2018	2016

	Supplemental executive retirement plan
	2012	2011
Discount rate	4.87%	5.87%
Rate of compensation increase	5.00%	6.00%

The discount rate has been set based upon the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

The following table presents the impact on the Post-Retirement Medical Plan that a one-percentage-point change in assumed healthcare cost trend rates would have on the following:

	One percentage	One percentage
	point increase	point decrease
Increase (decrease) on total service and interest cost on components	$199	$(170)
Increase (decrease) on post-retirement benefit obligation	1,448	(1,260)

The following table presents how the Company’s Defined Benefit Pension Plan assets are invested at December 31, 2012 and 2011:

	December 31,
	2012	2011
Equity securities	56%	52%
Debt securities	41%	44%
Other	3%	4%

Total	100%	100%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The following tables present information about the Defined Benefit Retirement Plan’s assets measured at fair value on a recurring basis as of December 31, 2012 and 2011 and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value:

	Defined Benefit Plan Assets Measured at Fair Value on a Recurring Basis
	December 31, 2012
	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Common collective trust funds:
Equity index funds	$-	$60,601	$-	$60,601
Midcap index funds	-	60,289	-	60,289
World equity index funds	-	6,798	-	6,798
U.S. equity market funds	-	60,723	-	60,723

Total common collective trust funds	-	188,411	-	188,411

Fixed maturity investments:
U.S. government direct obligations and agencies	-	9,907	-	9,907
Obligations of U.S. states and their municpalities	-	16,899	-	16,899
Corporate debt securities	-	100,142	-	100,142
Asset-backed securities	-	8,386	-	8,386
Commercial mortgage-backed securities	-	2,961	-	2,961

Total fixed maturity investments	-	138,295	-	138,295

Preferred stock	134	-	-	134
Limited partnership investments	-	-	6,485	6,485
Money market funds	3,209	-	-	3,209

Total defined benefit plan assets	$3,343	$326,706	$6,485	$336,534

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

	Defined Benefit Plan Assets Measured at Fair Value on a Recurring Basis
	December 31, 2011
	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Common collective trust funds:
Equity index funds	$-	$49,211	$-	$49,211
Midcap index funds	-	48,406	-	48,406
World equity index funds	-	5,336	-	5,336
U.S. equity market funds	-	48,972	-	48,972

Total common collective trust funds	-	151,925	-	151,925

Fixed maturity investments:
U.S. government direct obligations and agencies	-	10,676	-	10,676
Obligations of U.S. states and their municipalities	-	22,467	-	22,467
Corporate debt securities	-	86,836	-	86,836
Asset-backed securities	-	7,711	-	7,711
Commercial mortgage-backed securities	-	2,487	-	2,487

Total fixed maturity investments	-	130,177	-	130,177

Preferred stock	-	111	-	111
Limited partnership investments	-	-	7,116	7,116
Money market funds	4,007	-	-	4,007

Total defined benefit plan assets	$4,007	$282,213	$7,116	$293,336

The following tables present additional information at December 31, 2012 and 2011 about assets of the Defined Benefit Retirement Plan measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Fair Value Measurements Using
	Significant Unobservable Inputs (Level 3)
	Limited partnership interest

	2012	2011
Balance, January 1	$7,116	$6,030
Actual return on plan assets
Purchases	61	(34)
Issuances	(692)	1,542
Settlement		(422)

Balance, December 31	$6,485	$7,116

The investment objective of the Defined Benefit Pension Plan is to provide a risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns. Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

The Defined Benefit Pension Plan utilizes various investment securities. Generally, investment securities are exposed to various risks, such as interest rate risks, credit risk and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur and that such changes could materially affect the amounts reported.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The following table presents the ranges the Company targets for the allocation of invested Defined Benefit Pension Plan assets at December 31, 2013:

December 31, 2013
Equity securities	25% - 80%
Debt securities	25% - 75%
Other	0% - 40%

Management estimates the value of these investments will be recoverable. The Company does not expect any plan assets to be returned to it during the year ended December 31, 2013. The Company expects to make payments of approximately $637 with respect to its Post-Retirement Medical Plan and $3,720 with respect to its Supplemental Executive Retirement Plan during the year ended December 31, 2013. The Company expects to make a contribution of $6,300 to its Defined Benefit Pension Plan during the year ended December 31, 2013.

Other employee benefit plans

The Company has an executive deferred compensation plan providing key executives with the opportunity to participate in an unfunded deferred compensation program. Under the program, participants may defer base compensation and bonuses and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are reflected in other liabilities in the accompanying consolidated balance sheets, are $12,430 and $13,330 at December 31, 2012 and 2011, respectively. The participant deferrals earned interest at the average rates of 7.17% and 6.72% during the years ended December 31, 2012 and 2011, respectively. The interest rate is based on the Moody’s Average Annual Corporate Bond Index rate plus 0.45% for actively employed participants and fixed rates ranging from 6.37% to 7.91% for retired participants.

The Company offers an unfunded, non-qualified deferred compensation plan to a select group of management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains or losses on the invested contributions. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets are $12,239 and $11,258 at December 31, 2012 and 2011, respectively.

15. Income Taxes

The provision for income taxes from continuing operations is comprised of the following:

	Year ended December 31,
	2012	2011	2010
Current	$89,934	$70,201	$34,090
Deferred	45,371	23,617	34,537

Total income tax provision from continuing operations	$135,305	$93,818	$68,627

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective federal income tax rate from continuing operations for the years ended December 31, 2012, 2011 and 2010:

	Year ended December 31,
	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
Investment income not subject to federal tax	(2.3%)	(2.7%)	(2.2%)
Tax credits	(1.3%)	(2.1%)	(2.9%)
State income taxes, net of federal benefit	1.2%	0.7%	0.7%
Income tax contingency provisions	0.0%	2.0%	(3.9%)
Other, net	3.6%	(1.2%)	(0.8%)

Effective federal income tax rate from continuing operations	36.2%	31.7%	25.9%

A reconciliation of unrecognized tax benefits for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Year ended December 31,
	2012	2011	2010
Balance, beginning of year	$32,123	$35,256	$81,390
Additions to tax positions in the current year	6,230	6,557	6,939
Reductions to tax positions in the current year	-	(420)	-
Additions to tax positions in the prior year	420	4,785	142
Reductions to tax positions in the prior year	(10,219)	(9,858)	(47,922)
Reductions to tax positions from statutes expiring	(2,704)	(4,197)	(5,253)
Settlements	-	-	(40)

Balance, end of year	$25,850	$32,123	$35,256

Included in the unrecognized tax benefits of $25,850 at December 31, 2012 was $3,832 of tax benefits that, if recognized, would impact the annual effective tax rate.

The Company anticipates additional increases in its unrecognized tax benefits of $0 to $1,000 in the next twelve months. The Company expects that this increase in its unrecognized tax benefit will impact the effective tax rate.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income tax expense. The Company recognized approximately $208, $2,629 and $(13,403) in interest and penalties related to the uncertain tax positions during the years ended December 31, 2012, 2011 and 2010, respectively. The Company had approximately $4,412 and $4,204 accrued for the payment of interest and penalties at December 31, 2012 and 2011, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years 2007 and prior. Tax years 2008, 2009, 2010 and 2011 are open to federal examination by the I.R.S. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities as of December 31, 2012 and 2011, are as follows:

	December 31,
	2012		2011
	Deferred	Deferred	Deferred	Deferred
	tax asset	tax liability	tax asset	tax liability
Policyholder reserves	$-	$218,303	$-	$210,457
Deferred acquisition costs	46,832	-	35,154	-
Investment assets	-	496,096	-	336,482
Policyholder dividends	11,586	-	18,449	-
Net operating loss carryforward	180,448	-	200,486	-
Pension plan accrued benefit liability	98,981	-	72,387	-
Goodwill	-	24,045	-	25,169
Experience rated refunds	10,908	-	21,623	-
Tax credits	106,552	-	74,389	-
Other	-	5,858	-	4,843

Total deferred taxes	$455,307	$744,302	$422,488	$576,951

Amounts presented for investment assets above include $(410,044) and $(264,078) related to the net unrealized losses (gains) on the Company’s investments, which are classified as available-for-sale at December 31, 2012 and 2011, respectively.

The Company, together with certain of its subsidiaries, and Lifeco U.S. have entered into an income tax allocation agreement whereby Lifeco U.S. files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis.

The Company has federal net operating loss carry forwards generated by a subsidiary that is included in the Lifeco U.S. consolidated federal income tax return. As of December 31, 2012, the subsidiary had net operating loss carry forwards expiring as follows:

Year	Amount
2020	$119,978
2021	113,002
2022	136,796
2023	81,693

Total	$451,469

During 2012 and 2011, the Company generated $30,965 and $34,020 of Guaranteed Federal Low Income Housing tax credit carryforwards respectively. As of December 31, 2012, the total credit carryforward for Low Income Housing is $100,670. These credits will begin to expire in 2030.

Included in due from parent and affiliates at December 31, 2012 and 2011 is $4,353 and $115,300, respectively, of income taxes receivable from Lifeco U.S. related to the consolidated income tax return filed by the Company and certain subsidiaries. Included in the consolidated balance sheets at December 31, 2012 and 2011 is $12,585 and $9,019, respectively, of income taxes receivable in other assets primarily related to the separate state income tax returns filed by certain subsidiaries.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

16.    Segment Information

The Company has three reportable segments: Individual Markets, Retirement Services and Other.

Individual Markets

The Individual Markets reporting and operating segment distributes life insurance and individual annuity products to both individuals and businesses through various distribution channels. Life insurance products in-force include participating and non-participating term life, whole life, universal life and variable universal life.

Retirement Services

The Retirement Services reporting and operating segment provides various retirement plan products and investment options as well as comprehensive administrative and record-keeping services for financial institutions and employers, which include educational, advisory, enrollment and communication services for employer-sponsored defined contribution plans and associated defined benefit plans.

Other

The Company’s Other reporting segment is substantially comprised of activity under the assumption reinsurance agreement between GWSC and CLAC (“the GWSC operating segment”), corporate items not directly allocated to the other operating segments and interest expense on long-term debt.

The accounting principles used to determine segment results are the same as those used in the consolidated financial statements. The Company evaluates performance of its reportable segments based on their profitability from operations after income taxes. Inter-segment transactions and balances have been eliminated in consolidation. The Company’s operations are not materially dependent on one or a few customers, brokers or agents.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The following tables summarize segment financial information for the year ended and as of December 31, 2012:

	Year ended December 31, 2012
	Individual Markets	Retirement Services	Other	Total
Revenue:
Premium income	$314,350	$3,670	$104,133	$422,153
Fee income	74,985	456,052	4,786	535,823
Net investment income	729,885	414,114	47,552	1,191,551
Net realized gains on investments	55,959	60,726	32	116,717

Total revenues	1,175,179	934,562	156,503	2,266,244

Benefits and expenses:
Policyholder benefits	882,726	204,296	111,288	1,198,310
Operating expenses	136,895	492,427	65,193	694,515

Total benefits and expenses	1,019,621	696,723	176,481	1,892,825

Income (loss) from continuing operations before income taxes	155,558	237,839	(19,978)	373,419
Income tax expense (benefit)	50,869	78,150	6,286	135,305

Income (loss) from continuing operations	$104,689	$159,689	$(26,264)	$238,114

	December 31, 2012
	Individual Markets	Retirement Services	Other	Total
Assets:
Investments	$14,797,517	$9,761,036	$1,551,823	$26,110,376
Other assets	1,172,932	773,712	123,006	2,069,650
Separate account assets	6,363,214	18,242,312	-	24,605,526

Assets of continuing operations	$22,333,663	$28,777,060	$1,674,829	52,785,552

Assets of discontinued operations				33,053

Total assets				$52,818,605

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The following tables summarize segment financial information for the year ended and as of December 31, 2011:

	Year ended December 31, 2011 (1)
	Individual Markets	Retirement Services	Other	Total
Revenue:
Premium income	$395,923	$1,960	$125,333	$523,216
Fee income	65,487	416,405	4,903	486,795
Net investment income	714,228	399,222	45,036	1,158,486
Net realized gains on investments	20,533	3,311	651	24,495

Total revenues	1,196,171	820,898	175,923	2,192,992

Benefits and expenses:
Policyholder benefits	937,885	222,642	103,435	1,263,962
Operating expenses	109,005	435,149	88,821	632,975

Total benefits and expenses	1,046,890	657,791	192,256	1,896,937

Income (loss) from continuing operations before income taxes	149,281	163,107	(16,333)	296,055
Income tax expense (benefit)	49,221	50,869	(6,272)	93,818

Income (loss) from continuing operations	$100,060	$112,238	$(10,061)	$202,237

	December 31, 2011 (1)
	Individual Markets	Retirement Services	Other	Total
Assets:
Investments	$13,702,356	$8,752,301	$1,540,575	$23,995,232
Other assets	1,108,744	610,971	126,468	1,846,183
Separate account assets	5,884,676	16,446,714	-	22,331,391

Assets of continuing operations	$20,695,776	$25,809,986	$1,667,043	48,172,806

Assets of discontinued operations				39,621

Total assets				$48,212,427

(1) As adjusted; See Note 1

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The following tables summarize segment financial information for the year ended December 31, 2010:

	Year ended December 31, 2010 (1)
	Individual Markets	Retirement Services	Other	Total
Revenue:
Premium income	$676,395	$5,509	$123,718	$805,622
Fee income	56,232	387,103	4,619	447,954
Net investment income	730,439	399,456	44,849	1,174,744
Net realized losses on investments	(1,239)	(23,229)	(27)	(24,495)

Total revenues	1,461,827	768,839	173,159	2,403,825

Benefits and expenses:
Policyholder benefits	1,218,791	221,943	99,673	1,540,407
Operating expenses	134,445	401,117	62,095	597,657

Total benefits and expenses	1,353,236	623,060	161,768	2,138,064

Income from continuing operations before income taxes	108,591	145,779	11,391	265,761
Income tax expense	29,487	34,547	4,593	68,627

Income from continuing operations	$79,104	$111,232	$6,798	$197,134

(1) As adjusted; See Note 1

17.    Share-Based Compensation

Equity Awards

Lifeco, of which the Company is an indirect wholly-owned subsidiary, maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant. Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options. The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant and expiring ten years from the date of grant.

The Lifeco plan contains a provision that permits a retiring option holder with unvested stock options on the date of retirement to continue to vest in them after retirement for a period of up to five years. Upon the retirement of an option holder with unvested options, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.

Liability Awards

In 2011, the Company implemented a Performance Share Unit Plan (“PSU plan”) for senior executives of the Company. Under the PSU plan, “performance share units” are granted to certain senior executives of the Company having a value equal to the participants’ deferred incentive compensation for the period. Each performance unit has a value equal to one share of Lifeco common stock and is subject to adjustment for cash dividends paid to Lifeco stockholders as well as stock dividends and splits, consolidations and the like that affect shares of Lifeco common stock outstanding.

If the performance share units vest, the units are multiplied by a performance factor to produce a final number of units which are payable in cash equal to the closing price of Lifeco common stock on the date following the last day of the three-year performance period. Accordingly, the estimated fair value of the performance unit is based on the closing price of Lifeco common stock on the date of grant. The performance share units generally vest in their entirety at the end of the three-year performance period based on continued service. The PSU plan contains a provision that permits all unvested performance share units to become vested upon death or retirement.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

Performance share units are settled in cash and are recorded as liabilities until payout is made. Unlike share-settled awards, which have a fixed grant-date fair value, the fair value of unsettled or unvested liabilities awards is remeasured at the end of each reporting period based on the change in fair value of one share of Lifeco common stock. The liability and corresponding expense are adjusted accordingly until the award is settled.

Compensation Expense Related to Stock-Based Compensation

The compensation expense related to stock-based compensation for the years ended December 31, 2012, 2011 and 2010 were as follows:

	2012	2011	2010
Lifeco Stock Plan	$2,314	$1,786	$1,855
Performance Share Unit Plan	3,658	1,161	-

Total compensation expense	$5,972	$2,947	$1,855

Income tax benefits	$1,729	$752	$226

The following table presents the total unrecognized compensation expense related to stock-based compensation at December 31, 2012 and the expected weighted average period over which these expenses will be recognized:

	Expense	Weighted average period (years)
Lifeco Stock Plan	$3,016	1.7
Performance Share Unit Plan	4,414	1.4

Equity Award Activity

During the year ended December 31, 2012, Lifeco granted 739,600 stock options to employees of the Company. These stock options vest over five-year periods ending in March 2017. Compensation expense of $2,566 will be recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding at December 31, 2012. The options granted relate to underlying stock traded in Canadian dollars on the Toronto Stock Exchange, therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted average
	Shares under option	Exercise price (Whole dollars)	Remaining contractual term (Years)	Aggregate intrinsic value (1)
Outstanding, January 1, 2012	2,896,560	$28.01
Granted	739,600	23.28
Exercised	(354,000)	19.43

Outstanding, December 31, 2012	3,282,160	28.42	6.2	$1,518

Vested and expected to vest, December 31, 2012	3,261,022	$28.42	6.2	$1,168

Exercisable, December 31, 2012	1,483,080	$30.10	4.4	$171

(¹) The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2012 and the exercise price of the option (only if the result is positive) multiplied by the number of options.

The following table presents additional information regarding stock options under the Lifeco plan during the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Weighted average fair value of options granted	$3.47	$4.49	$4.41
Intrinsic value of options exercised (1)	1,397	1,197	5,218
Fair value of options vested	1,740	1,541	943

(¹)

The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

The fair value of the options granted during the years ended December 31, 2012, 2011 and 2010 was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2012	2011	2010
Dividend yield	5.31%	4.59%	4.53%
Expected volatility	25.65%	25.22%	25.03%
Risk free interest rate	1.52%	2.62%	2.62%
Expected duration (years)	6.0	5.5	5.5

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

Liability Award Activity

The following table summarizes the status of, and changes in, the Performance Share Unit Plan units granted to Company employees which are outstanding at December 31, 2012.

Performance Units
Outstanding, December 31, 2011	163,708
Granted	211,600
Paid	-
Forfeited	-

Outstanding, December 31, 2012	375,308

Vested and expected to vest, December 31, 2012	375,308

18. Commitments and Contingencies

Commitments

The following table summarizes the Company’s future purchase obligations and commitments as of December 31, 2012:

	Payment due by period

	Less than one year	One to three years	Three to five years	More than five years	Total
Related party long-term debt - principal (1)	-	-	-	528,400	528,400
Related party long-term debt - interest (2)	37,031	74,062	74,062	901,069	1,086,224
Investment purchase obligations (3)	127,255	-	-	-	127,255
Operating leases (4)	4,404	5,683	607	-	10,694
Other liabilities (5)	42,391	49,041	70,713	66,799	228,944

Total	$211,081	$128,786	$145,382	$1,496,268	$1,981,517

(1) Related party long-term debt principal - Represents contractual maturities of principal due to the Company’s parent, GWL&A Financial, under the terms of two long-term surplus notes. The amounts shown in this table differ from the amounts included in the Company’s consolidated balance sheet because the amounts shown above do not consider the discount upon the issuance of one of the surplus notes.

(2) Related party long-term debt interest - One long-term surplus note bears interest at a fixed rate through maturity. The second surplus note bears interest initially at a fixed rate that will change in the future based upon the then current three-month London Interbank Offering Rate. The interest payments shown in this table are calculated based upon the contractual rates in effect on December 31, 2012 and do not consider the impact of future interest rate changes.

(3) Investment purchase obligations - The Company commits to fund limited partnership interests, mortgage loan and other investments in the normal course of its business. As the timing of the fulfillment of the commitment to fund partnership interests cannot be predicted, such obligations are presented in the less than one year category. The timing of the funding of mortgage loans is based on the expiration date of the commitment. The amounts of these unfunded commitments at December 31, 2012 and 2011 were $127,255 and $97,694, of which $11,031 and $13,205 was related to cost basis limited partnership interests, respectively, all of which is due within one year from the dates indicated.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2012, 2011 and 2010

(Dollars in Thousands, Except Share Amounts)

(4) Operating leases - The Company is obligated to make payments under various non-cancelable operating leases, primarily for office space. Contractual provisions exist that could increase the lease obligations presented, including operating expense escalation clauses. Management does not consider the impact of any such clauses to be material to the Company’s operating lease obligations. The Company incurred rent expense, net of sublease income, of $5,764, $5,645 and $6,047 for the years ended December 31, 2012, 2011 and 2010, respectively and is recorded in general insurance expense.

From time to time, the Company enters into agreements or contracts, including capital leases, to purchase goods or services in the normal course of its business. However, these agreements and contracts are not material and are excluded from the table above.

(5) Other liabilities - Other liabilities include those other liabilities which represent contractual obligations not included elsewhere in the table above. If the timing of the payment of any other liabilities was sufficiently uncertain, the amounts were included in the less than one year category. Other liabilities presented in the table above include:

•	Expected contributions to the Company’s defined benefit pension plan and benefit payments for the post-retirement medical plan and supplemental executive retirement plan through 2022.
•	Miscellaneous purchase obligations to acquire goods and services.
•	Unrecognized tax benefits

The Company has a revolving credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility matures on May 26, 2013. Interest accrues at a rate dependent on various conditions and terms of borrowings. The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, as defined, of $1,000,000 plus 50% of its net income, if positive and as defined in the credit facility agreement (both compiled on the unconsolidated statutory accounting basis prescribed by the National Association of Insurance Commissioners), for each quarter ending after March 31, 2010. The Company was in compliance with all covenants at December 31, 2012 and 2011. At December 31, 2012 and 2011 there were no outstanding amounts related to this credit facility.

Contingencies

The Company is involved in various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolutions of these proceedings are not expected to have a material effect on the Company’s consolidated financial position, results of its operations or cash flows.

19.	Subsequent Event

On February 1, 2013, the Company’s Board of Directors declared a dividend of $44,435 to be paid to its sole shareholder, GWL&A Financial, on March 29, 2013.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Schedule III

Supplemental Insurance Information

(In Thousands)

	As of and for the year ended December 31, 2012
	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Deferred acquisition costs	$118,490	$53,926	$-	$172,416
Future policy benefits, losses, claims and expenses	13,593,217	9,491,094	369,300	23,453,611
Unearned premium reserves	27,007	-	-	27,007
Other policy claims and benefits payable	744,504	476	24,711	769,691
Premium income	314,350	3,670	104,133	422,153
Net investment income	729,885	414,114	47,552	1,191,551
Benefits, claims, losses and settlement expenses	882,726	204,296	111,288	1,198,310
Amortization of deferred acquisition costs	28,926	22,508	-	51,434
Other operating expenses	107,969	469,919	65,193	643,081

	As of and for the year ended December 31, 2011
	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Deferred acquisition costs (1)	$102,598	$75,183	$-	$177,781
Future policy benefits, losses, claims and expenses	12,812,079	8,620,044	356,296	21,788,419
Unearned premium reserves	39,855	-	-	39,855
Other policy claims and benefits payable	742,457	445	26,184	769,086
Premium income	395,923	1,960	125,333	523,216
Net investment income	714,228	399,222	45,036	1,158,486
Benefits, claims, losses and settlement expenses	937,885	222,643	103,434	1,263,962
Amortization of deferred acquisition costs (1)	10,497	14,687	-	25,184
Other operating expenses (1)	98,509	420,461	88,821	607,791

	As of and for the year ended December 31, 2010
	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Premium income	676,395	5,509	123,718	805,622
Net investment income	730,439	399,456	44,849	1,174,744
Benefits, claims, losses and settlement expenses	1,218,791	221,943	99,673	1,540,407
Amortization of deferred acquisition costs (1)	20,448	7,057	-	27,505
Other operating expenses (1)	113,997	394,060	62,095	570,152

(1)	As adjusted; See Note 1

FutureFunds Series

Account of Great-West Life

& Annuity Insurance

Company

Financial Statements for the Years Ended

December 31, 2012 and 2011

and Report of Independent Registered Public

Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of

FutureFunds Series Account

and the Board of Directors of

Great-West Life & Annuity Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions which comprise FutureFunds Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as listed in Appendix A as of December 31, 2012, and the related statements of operations for the periods presented, the statements of changes in net assets for each of the periods presented, and the financial highlights in Note 5 for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the mutual fund companies; where replies were not received from the mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the investment divisions constituting the FutureFunds Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2012, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

March 29, 2013

FUTUREFUNDS SERIES ACCOUNT OF GREAT-WEST LIFE &

ANNUITY INSURANCE COMPANY

APPENDIX A

ALGER BALANCED PORTFOLIO

ALGER MID CAP GROWTH PORTFOLIO

AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND

AMERICAN CENTURY INVESTMENTS INCOME & GROWTH FUND

AMERICAN FUNDS THE GROWTH FUND OF AMERICA

ARTISAN INTERNATIONAL FUND

COLUMBIA MID CAP VALUE FUND

COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND

DAVIS NEW YORK VENTURE FUND

FEDERATED CAPITAL APPRECIATION FUND

FIDELITY VIP CONTRAFUND PORTFOLIO

FIDELITY VIP GROWTH PORTFOLIO

FRANKLIN SMALL-MID CAP GROWTH FUND

GREAT-WEST AGGRESSIVE PROFILE I FUND

GREAT-WEST ARIEL MIDCAP VALUE FUND

GREAT-WEST ARIEL SMALL-CAP VALUE FUND

GREAT-WEST BOND INDEX FUND

GREAT-WEST CONSERVATIVE PROFILE I FUND

GREAT-WEST INVESCO ADR FUND

GREAT-WEST LIFETIME 2015 FUND I

GREAT-WEST LIFETIME 2015 FUND II

GREAT-WEST LIFETIME 2025 FUND I

GREAT-WEST LIFETIME 2025 FUND II

GREAT-WEST LIFETIME 2035 FUND I

GREAT-WEST LIFETIME 2035 FUND II

GREAT-WEST LIFETIME 2045 FUND I

GREAT-WEST LIFETIME 2045 FUND II

GREAT-WEST LIFETIME 2055 FUND II

GREAT-WEST LOOMIS SAYLES BOND FUND

GREAT-WEST LOOMIS SAYLES SMALL-CAP VALUE FUND

GREAT-WEST MFS INTERNATIONAL VALUE FUND

GREAT-WEST MODERATE PROFILE I FUND

GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND

GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND

GREAT-WEST MONEY MARKET FUND

GREAT-WEST S&P SMALLCAP 600® INDEX FUND

GREAT-WEST SMALL-CAP GROWTH FUND

GREAT-WEST STOCK INDEX FUND

GREAT-WEST T. ROWE PRICE EQUITY/INCOME FUND

GREAT-WEST T. ROWE PRICE MIDCAP GROWTH FUND

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

INVESCO AMERICAN FRANCHISE FUND

INVESCO AMERICAN VALUE FUND

INVESCO COMSTOCK FUND

INVESCO DYNAMICS FUND

INVESCO SMALL CAP GROWTH FUND

JANUS ASPEN WORLDWIDE PORTFOLIO

FUTUREFUNDS SERIES ACCOUNT OF GREAT-WEST LIFE &

ANNUITY INSURANCE COMPANY

APPENDIX A (Concluded)

JANUS FUND

JANUS TWENTY FUND

JANUS WORLDWIDE FUND

JENSEN QUALITY GROWTH FUND

LEGG MASON CAPITAL MANAGEMENT VALUE TRUST

LORD ABBETT VALUE OPPORTUNITIES FUND

MAINSTAY U.S. SMALL CAP FUND

MFS GROWTH FUND

OPPENHEIMER CAPITAL APPRECIATION FUND

OPPENHEIMER GLOBAL FUND

PIMCO TOTAL RETURN FUND

PIONEER EQUITY INCOME VCT PORTFOLIO

PUTNAM HIGH YIELD ADVANTAGE FUND

PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND

RIDGEWORTH SMALL CAP GROWTH STOCK FUND

ROYCE TOTAL RETURN FUND

RS SELECT GROWTH FUND

RS SMALL CAP GROWTH FUND

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND	AMERICAN CENTURY INVESTMENTS INCOME & GROWTH FUND	AMERICAN FUNDS THE GROWTH FUND OF AMERICA	ARTISAN INTERNATIONAL FUND

ASSETS:
Investments at fair value (1)	$1,654,527	$11,759,347	$12,347,681	$112,568	$8,593,079	$22,435,253
Investment income due and accrued
Receivable for investments sold	15,697					54,375
Purchase payments receivable		2,885	13,991		18,907	8,262
Due from Great West Life & Annuity Insurance Company

Total assets	1,670,224	11,762,232	12,361,672	112,568	8,611,986	22,497,890

LIABILITIES:
Payable for investments purchased		438	13,991		18,297
Redemptions payable	15,697	2,447			610	62,636
Due to Great West Life & Annuity Insurance Company	214	1,329	1,123	11	834	1,470

Total liabilities	15,911	4,214	15,114	11	19,741	64,106

NET ASSETS	$1,654,313	$11,758,018	$12,346,558	$112,557	$8,592,245	$22,433,783

NET ASSETS REPRESENTED BY:
Accumulation units	$1,654,313	$11,758,018	$12,346,558	$112,557	$8,592,245	$22,433,783
Contracts in payout phase

NET ASSETS	$1,654,313	$11,758,018	$12,346,558	$112,557	$8,592,245	$22,433,783

ACCUMULATION UNITS OUTSTANDING	120,824	712,309	555,613	9,492	714,162	1,631,968

UNIT VALUE (ACCUMULATION)	$13.69	$16.51	$22.22	$11.86	$12.03	$13.75

(1) Cost of investments:	$1,751,813	$11,224,764	$11,292,859	$75,923	$6,840,393	$18,723,347
Shares of investments:	139,740	867,848	1,578,987	4,123	253,558	912,373

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

	INVESTMENT DIVISIONS

	COLUMBIA MID CAP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND	DAVIS NEW YORK VENTURE FUND	FEDERATED CAPITAL APPRECIATION FUND	FIDELITY VIP CONTRAFUND PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO

ASSETS:
Investments at fair value (1)	$1,155,294	$88,466	$3,929,951	$3,617,110	$37,291,592	$59,053,134
Investment income due and accrued
Receivable for investments sold	3,305				4,300	8,734
Purchase payments receivable	839		3,240	58,741	8,135	16,951
Due from Great West Life & Annuity Insurance Company

Total assets	1,159,438	88,466	3,933,191	3,675,851	37,304,027	59,078,819

LIABILITIES:
Payable for investments purchased			3,240	58,741
Redemptions payable	4,144				12,435	25,685
Due to Great West Life & Annuity Insurance Company	67	9	336	360	3,657	7,361

Total liabilities	4,211	9	3,576	59,101	16,092	33,046

NET ASSETS	$1,155,227	$88,457	$3,929,615	$3,616,750	$37,287,935	$59,045,773

NET ASSETS REPRESENTED BY:
Accumulation units	$1,155,227	$88,457	$3,929,615	$3,616,750	$37,287,935	$59,045,773
Contracts in payout phase

NET ASSETS	$1,155,227	$88,457	$3,929,615	$3,616,750	$37,287,935	$59,045,773

ACCUMULATION UNITS OUTSTANDING	108,087	5,278	374,095	289,712	1,687,553	2,627,853

UNIT VALUE (ACCUMULATION)	$10.69	$16.76	$10.50	$12.48	$22.10	$22.47

(1) Cost of investments:	$998,988	$84,482	$3,593,835	$3,350,113	$35,592,678	$51,298,982
Shares of investments:	78,113	6,779	112,703	186,449	1,410,423	1,404,355

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

	INVESTMENT DIVISIONS

	FRANKLIN SMALL-MID CAP GROWTH FUND	GREAT-WEST AGGRESSIVE PROFILE I FUND	GREAT-WEST ARIEL MIDCAP VALUE FUND	GREAT-WEST ARIEL SMALL- CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE I FUND

ASSETS:
Investments at fair value (1)	$44,797	$61,563,779	$42,200,067	$12,920,069	$24,143,216	$31,238,207
Investment income due and accrued			16,639	3,858
Receivable for investments sold		4,406
Purchase payments receivable		14,073	7,712	46,821	104,924	6,307
Due from Great West Life & Annuity Insurance Company

Total assets	44,797	61,582,258	42,224,418	12,970,748	24,248,140	31,244,514

LIABILITIES:
Payable for investments purchased			7,006	46,802	96,255	6,307
Redemptions payable		18,479	705	19	8,669
Due to Great West Life & Annuity Insurance Company	5	1,939	5,146	1,324	1,634	992

Total liabilities	5	20,418	12,857	48,145	106,558	7,299

NET ASSETS	$44,792	$61,561,840	$42,211,560	$12,922,603	$24,141,582	$31,237,215

NET ASSETS REPRESENTED BY:
Accumulation units	$44,792	$61,561,840	$42,211,560	$12,922,603	$24,141,582	$31,237,215
Contracts in payout phase

NET ASSETS	$44,792	$61,561,840	$42,211,560	$12,922,603	$24,141,582	$31,237,215

ACCUMULATION UNITS OUTSTANDING	4,480	3,012,467	1,058,146	384,950	1,248,461	1,503,658

UNIT VALUE (ACCUMULATION)	$10.00	$20.44	$39.89	$33.57	$19.34	$20.77

(1) Cost of investments:	$44,055	$52,530,653	$12,759,981	$9,613,069	$23,384,338	$32,236,539
Shares of investments:	1,320	6,591,411	34,032,488	1,279,215	1,735,673	3,745,588

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

	INVESTMENT DIVISIONS

	GREAT-WEST INVESCO ADR FUND	GREAT-WEST LIFETIME 2015 FUND II	GREAT-WEST LIFETIME 2025 FUND II	GREAT-WEST LIFETIME 2035 FUND II	GREAT-WEST LIFETIME 2045 FUND II	GREAT-WEST LIFETIME 2055 FUND II

ASSETS:
Investments at fair value (1)	$6,496,851	$5,837,970	$3,132,832	$5,613,771	$4,762,362	$1,494,930
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable	15,656	29,027	9,929	127,241	3,604	538
Due from Great West Life & Annuity Insurance Company

Total assets	6,512,507	5,866,997	3,142,761	5,741,012	4,765,966	1,495,468

LIABILITIES:
Payable for investments purchased	15,656	29,027	9,729	127,241	3,503	538
Redemptions payable			200		101
Due to Great West Life & Annuity Insurance Company	558	322	168	124	41	17

Total liabilities	16,214	29,349	10,097	127,365	3,645	555

NET ASSETS	$6,496,293	$5,837,648	$3,132,664	$5,613,647	$4,762,321	$1,494,913

NET ASSETS REPRESENTED BY:
Accumulation units	$6,496,293	$5,837,648	$3,132,664	$5,613,647	$4,762,321	$1,494,913
Contracts in payout phase

NET ASSETS	$6,496,293	$5,837,648	$3,132,664	$5,613,647	$4,762,321	$1,494,913

ACCUMULATION UNITS OUTSTANDING	391,051	401,986	208,095	360,520	302,892	95,175

UNIT VALUE (ACCUMULATION)	$16.61	$14.52	$15.05	$15.57	$15.72	$15.71

(1) Cost of investments:	$6,753,217	$5,656,010	$3,059,561	$5,304,084	$4,344,944	$1,387,155
Shares of investments:	606,050	437,957	222,029	382,409	319,407	101,077

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

	INVESTMENT DIVISIONS

	GREAT-WEST LOOMIS SAYLES BOND FUND	GREAT-WEST LOOMIS SAYLES SMALL-CAP VALUE FUND	GREAT-WEST MFS INTERNATIONAL VALUE FUND	GREAT-WEST MODERATE PROFILE I FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND

ASSETS:
Investments at fair value (1)	$48,806,621	$8,971,365	$24,521,030	$141,345,874	$129,867,443	$51,775,097
Investment income due and accrued
Receivable for investments sold	23,278	2,524	7,747			15,317
Purchase payments receivable	3,031	2,182	2,526	26,526	22,004	10,761
Due from Great West Life & Annuity Insurance Company

Total assets	48,832,930	8,976,071	24,531,303	141,372,400	129,889,447	51,801,175

LIABILITIES:
Payable for investments purchased				18,306	20,625
Redemptions payable	26,309	4,706	10,273	8,221	1,379	26,078
Due to Great West Life & Annuity Insurance Company	2,934	850	2,824	5,355	3,818	1,232

Total liabilities	29,243	5,556	13,097	31,882	25,822	27,310

NET ASSETS	$48,803,687	$8,970,515	$24,518,206	$141,340,519	$129,863,625	$51,773,865

NET ASSETS REPRESENTED BY:
Accumulation units	$48,803,687	$8,970,515	$24,518,206	$141,340,519	$129,863,625	$51,773,865
Contracts in payout phase

NET ASSETS	$48,803,687	$8,970,515	$24,518,206	$141,340,519	$129,863,625	$51,773,865

ACCUMULATION UNITS OUTSTANDING	1,385,370	347,763	1,274,243	6,466,729	5,873,853	2,493,698

UNIT VALUE (ACCUMULATION)	$35.23	$25.79	$19.24	$21.86	$22.11	$20.76

(1) Cost of investments:	$42,322,932	$6,765,471	$29,342,560	$144,257,740	$122,256,997	$51,838,848
Shares of investments:	3,675,197	399,615	2,764,490	16,340,563	14,397,721	6,062,658

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

	INVESTMENT DIVISIONS

	GREAT-WEST MONEY MARKET FUND	GREAT-WEST S&P SMALLCAP 600® INDEX FUND	GREAT-WEST SMALL-CAP GROWTH FUND	GREAT-WEST STOCK INDEX FUND	GREAT-WEST T. ROWE PRICE EQUITY/INCOME FUND	GREAT-WEST T. ROWE PRICE MIDCAP GROWTH FUND

ASSETS:
Investments at fair value (1)	$62,758,259	$20,107,837	$14,173,292	$193,262,299	$57,261,506	$55,048,418
Investment income due and accrued
Receivable for investments sold			20,243	78,297		164,127
Purchase payments receivable	130,767	86,019	15	19,670	8,274	9,842
Due from Great West Life & Annuity Insurance Company	25,112			183,692	15,265

Total assets	62,914,138	20,193,856	14,193,550	193,543,958	57,285,045	55,222,387

LIABILITIES:
Payable for investments purchased	113,394	78,575			2,425
Redemptions payable	17,373	7,443	20,259	97,967	5,849	173,969
Due to Great West Life & Annuity Insurance Company	7,485	1,689	1,854	24,066	7,414	3,047

Total liabilities	138,252	87,707	22,113	122,033	15,688	177,016

NET ASSETS	$62,775,886	$20,106,148	$14,171,438	$193,421,925	$57,269,357	$55,045,371

NET ASSETS REPRESENTED BY:
Accumulation units	$62,641,222	$20,106,148	$14,171,438	$193,162,538	$57,243,539	$55,045,371
Contracts in payout phase	134,664			259,387	25,818

NET ASSETS	$62,775,886	$20,106,148	$14,171,438	$193,421,925	$57,269,357	$55,045,371

ACCUMULATION UNITS OUTSTANDING	3,676,394	672,684	589,284	5,470,805	1,978,281	1,663,622

UNIT VALUE (ACCUMULATION)	$17.04	$29.89	$24.05	$35.31	$28.94	$33.09

(1) Cost of investments:	$62,758,259	$17,244,523	$12,740,530	$203,116,502	$56,934,057	$48,542,786
Shares of investments:	62,758,259	2,081,557	700,954	9,529,699	3,506,522	3,134,876

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

	INVESTMENT DIVISIONS	INVESTMENT DIVISIONS	INVESTMENT DIVISIONS	INVESTMENT DIVISIONS	INVESTMENT DIVISIONS	INVESTMENT DIVISIONS
	GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND	INVESCO AMERICAN FRANCHISE FUND	INVESCO AMERICAN VALUE FUND	INVESCO COMSTOCK FUND	INVESCO DYNAMICS FUND	INVESCO SMALL CAP GROWTH FUND

ASSETS:
Investments at fair value (1)	$37,878,257	$567,557	$9,960,707	$2,213,257	$1,295,238	$857,119
Investment income due and accrued
Receivable for investments sold	14,247	6,116	68,463		2,960
Purchase payments receivable	4,876	42	5,007	6,851		1,120
Due from Great West Life & Annuity Insurance Company

Total assets	37,897,380	573,715	10,034,177	2,220,108	1,298,198	858,239

LIABILITIES:
Payable for investments purchased				6,851		1,120
Redemptions payable	19,123	6,158	73,471		2,960
Due to Great West Life & Annuity Insurance Company	4,337	67	247	163	168	82

Total liabilities	23,460	6,225	73,718	7,014	3,128	1,202

NET ASSETS	$37,873,920	$567,490	$9,960,460	$2,213,094	$1,295,070	$857,037

NET ASSETS REPRESENTED BY:
Accumulation units	$37,873,920	$567,490	$9,960,460	$2,213,094	$1,295,070	$857,037
Contracts in payout phase

NET ASSETS	$37,873,920	$567,490	$9,960,460	$2,213,094	$1,295,070	$857,037

ACCUMULATION UNITS OUTSTANDING	1,661,585	80,878	818,069	190,235	165,201	49,623

UNIT VALUE (ACCUMULATION)	$22.79	$7.02	$12.18	$11.63	$7.84	$17.27

(1) Cost of investments:	$37,012,625	$531,542	$9,083,747	$1,995,018	$885,397	$759,693
Shares of investments:	3,074,534	44,937	313,723	124,270	55,998	28,571

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

	INVESTMENT DIVISIONS
	JANUS ASPEN WORLDWIDE PORTFOLIO	JANUS FUND	JANUS TWENTY FUND	JANUS WORLDWIDE FUND	JENSEN QUALITY GROWTH FUND	LEGG MASON CAPITAL MANAGEMENT VALUE TRUST

ASSETS:
Investments at fair value (1)	$1,476,960	$54,612	$3,814,465	$1,028,103	$1,065,136	$1,525,167
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable					429
Due from Great West Life & Annuity Insurance Company

Total assets	1,476,960	54,612	3,814,465	1,028,103	1,065,565	1,525,167

LIABILITIES:
Payable for investments purchased					429
Redemptions payable
Due to Great West Life & Annuity Insurance Company	181	6	546	138	112	182

Total liabilities	181	6	546	138	541	182

NET ASSETS	$1,476,779	$54,606	$3,813,919	$1,027,965	$1,065,024	$1,524,985

NET ASSETS REPRESENTED BY:
Accumulation units	$1,476,779	$54,606	$3,813,919	$1,027,965	$1,065,024	$1,524,985
Contracts in payout phase

NET ASSETS	$1,476,779	$54,606	$3,813,919	$1,027,965	$1,065,024	$1,524,985

ACCUMULATION UNITS OUTSTANDING	105,837	7,003	438,103	154,594	78,212	152,902

UNIT VALUE (ACCUMULATION)	$13.95	$7.80	$8.71	$6.65	$13.62	$9.97

(1) Cost of investments:	$1,403,846	$41,940	$2,543,297	$879,884	$951,496	$2,078,450
Shares of investments:	48,047	1,709	61,464	21,759	35,912	31,421

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

	INVESTMENT DIVISIONS
	LORD ABBETT VALUE OPPORTUNITIES FUND	MAINSTAY U.S. SMALL CAP FUND	MFS GROWTH FUND	OPPENHEIMER CAPITAL APPRECIATION FUND	OPPENHEIMER GLOBAL FUND	PIMCO TOTAL RETURN FUND

ASSETS:
Investments at fair value (1)	$835,937	$137,348	$211,297	$2,801,100	$20,294,381	$25,259,055
Investment income due and accrued						50,908
Receivable for investments sold	2,980			678	99,219
Purchase payments receivable	309			578	9,695	105,793
Due from Great West Life & Annuity Insurance Company

Total assets	839,226	137,348	211,297	2,802,356	20,403,295	25,415,756

LIABILITIES:
Payable for investments purchased						88,194
Redemptions payable	3,290			1,255	108,915	17,598
Due to Great West Life & Annuity Insurance Company	74	19	14	317	1,495	2,137

Total liabilities	3,364	19	14	1,572	110,410	107,929

NET ASSETS	$835,863	$137,329	$211,283	$2,800,783	$20,292,886	$25,307,826

NET ASSETS REPRESENTED BY:
Accumulation units	$835,863	$137,329	$211,283	$2,800,783	$20,292,886	$25,307,826
Contracts in payout phase

NET ASSETS	$835,863	$137,329	$211,283	$2,800,783	$20,292,886	$25,307,826

ACCUMULATION UNITS OUTSTANDING	57,448	12,349	15,866	231,053	1,199,258	1,353,445

UNIT VALUE (ACCUMULATION)	$14.55	$11.12	$13.32	$12.12	$16.92	$18.70

(1) Cost of investments:	$795,728	$83,684	$185,539	$2,252,634	$17,134,309	$24,650,343
Shares of investments:	50,418	7,559	4,333	57,898	314,642	2,247,247

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

	INVESTMENT DIVISIONS
	PIONEER EQUITY INCOME VCT PORTFOLIO	PUTNAM HIGH YIELD ADVANTAGE FUND	PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND	RIDGEWORTH SMALL CAP GROWTH STOCK FUND	ROYCE TOTAL RETURN FUND	RS SELECT GROWTH FUND

ASSETS:
Investments at fair value (1)	$1,142,940	$2,327,381	$4,869,121	$10,317,563	$2,896,711	$354,663
Investment income due and accrued
Receivable for investments sold	3,165	26,534	4,031
Purchase payments receivable	281	771	2,643	44,927	1,223	4,941
Due from Great West Life & Annuity Insurance Company

Total assets	1,146,386	2,354,686	4,875,795	10,362,490	2,897,934	359,604

LIABILITIES:
Payable for investments purchased				41,793	984	4,941
Redemptions payable	3,446	27,305	6,674	3,134	238
Due to Great West Life & Annuity Insurance Company	108	187	235	962	110	36

Total liabilities	3,554	27,492	6,909	45,889	1,332	4,977

NET ASSETS	$1,142,832	$2,327,194	$4,868,886	$10,316,601	$2,896,601	$354,627

NET ASSETS REPRESENTED BY:
Accumulation units	$1,142,832	$2,327,194	$4,868,886	$10,316,601	$2,896,601	$354,627
Contracts in payout phase

NET ASSETS	$1,142,832	$2,327,194	$4,868,886	$10,316,601	$2,896,601	$354,627

ACCUMULATION UNITS OUTSTANDING	72,203	162,191	532,693	721,510	247,337	20,887

UNIT VALUE (ACCUMULATION)	$15.83	$14.35	$9.14	$14.30	$11.71	$16.98

(1) Cost of investments:	$1,061,394	$2,266,798	$4,710,517	$10,325,112	$2,866,916	$254,171
Shares of investments:	52,914	377,822	150,328	675,675	275,091	9,711

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

INVESTMENT DIVISIONS

RS SMALL CAP GROWTH FUND

ASSETS:
Investments at fair value (1)	$1,315,884
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable	185
Due from Great West Life & Annuity Insurance Company

Total assets	1,316,069

LIABILITIES:
Payable for investments purchased	185
Redemptions payable
Due to Great West Life & Annuity Insurance Company	188

Total liabilities	373

NET ASSETS	$1,315,696

NET ASSETS REPRESENTED BY:
Accumulation units	$1,315,696
Contracts in payout phase

NET ASSETS	$1,315,696

ACCUMULATION UNITS OUTSTANDING	183,601

UNIT VALUE (ACCUMULATION)	$7.17

(1) Cost of investments:	$783,215
Shares of investments:	28,171

The accompanying notes are an integral part of these financial statements.	(Concluded	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

	INVESTMENT DIVISIONS
	ALGER BALANCED PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO	AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND	AMERICAN CENTURY INVESTMENTS INCOME & GROWTH FUND	AMERICAN FUNDS THE GROWTH FUND OF AMERICA	ARTISAN INTERNATIONAL FUND

INVESTMENT INCOME:
Dividends	$25,114	$		$318,878	$2,396	$40,417	$251,467

EXPENSES:
Mortality and expense risk	16,795		103,908	81,692	871	56,972	97,652

NET INVESTMENT INCOME (LOSS)	8,319		(103,908)	237,186	1,525	(16,555)	153,815

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(49,086)		(1,528,110)	(318,677)	5,375	224,278	(395,639)
Realized gain distributions				128,144

Net realized gain (loss)	(49,086)		(1,528,110)	(190,533)	5,375	224,278	(395,639)

Change in net unrealized appreciation (depreciation) on investments	133,818		3,324,657	1,232,253	8,186	1,171,443	4,315,207

Net realized and unrealized gain on investments	84,732		1,796,547	1,041,720	13,561	1,395,721	3,919,568

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$93,051		$1,692,639	$1,278,906	$15,086	$1,379,166	$4,073,383

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

	INVESTMENT DIVISIONS
	COLUMBIA MID CAP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND	DAVIS NEW YORK VENTURE FUND	FEDERATED CAPITAL APPRECIATION FUND	FIDELITY VIP CONTRAFUND PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO

INVESTMENT INCOME:
Dividends	$7,315	$2,574	$40,098	$25,682	$497,516	$357,622

EXPENSES:
Mortality and expense risk	6,432	792	24,699	26,688	273,385	571,888

NET INVESTMENT INCOME (LOSS)	883	1,782	15,399	(1,006)	224,131	(214,266)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	240,415	(6,268)	413,399	(22,395)	(949,409)	404,389
Realized gain distributions			153,802	27,014

Net realized gain (loss)	240,415	(6,268)	567,201	4,619	(949,409)	404,389

Change in net unrealized appreciation on investments	270,892	16,729	(123,342)	307,357	6,069,473	7,538,596

Net realized and unrealized gain on investments	511,307	10,461	443,859	311,976	5,120,064	7,942,985

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$512,190	$12,243	$459,258	$310,970	$5,344,195	$7,728,719

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

	INVESTMENT DIVISIONS
		FRANKLIN SMALL-MID CAP GROWTH FUND	GREAT-WEST AGGRESSIVE PROFILE I FUND	GREAT-WEST ARIEL MIDCAP VALUE FUND	GREAT-WEST ARIEL SMALL - CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE I FUND

INVESTMENT INCOME:
Dividends	$		$501,202	$478,254	$68,922	$586,298	$762,679

EXPENSES:
Mortality and expense risk		421	139,287	382,691	96,962	119,687	71,648

NET INVESTMENT INCOME (LOSS)		(421)	361,915	95,563	(28,040)	466,611	691,031

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(1,680)	(3,142,995)	4,810,558	1,561,833	306,370	(21,755)
Realized gain distributions		4,160	382,789	3,490,368		183,334	394,001

Net realized gain (loss)		2,480	(2,760,206)	8,300,926	1,561,833	489,704	372,246

Change in net unrealized appreciation (depreciation) on investments		5,107	11,538,914	(1,014,311)	651,727	(174,559)	1,391,032

Net realized and unrealized gain on investments		7,587	8,778,708	7,286,615	2,213,560	315,145	1,763,278

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS		$7,166	$9,140,623	$7,382,178	$2,185,520	$781,756	$2,454,309

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

	INVESTMENT DIVISIONS
	GREAT-WEST INVESCO ADR FUND	GREAT-WEST LIFETIME 2015 FUND II	GREAT-WEST LIFETIME 2025 FUND II	GREAT-WEST LIFETIME 2035 FUND II	GREAT-WEST LIFETIME 2045 FUND II	GREAT-WEST LIFETIME 2055 FUND II

INVESTMENT INCOME:
Dividends	$706,727	$131,938	$62,961	$91,453	$73,829	$23,474

EXPENSES:
Mortality and expense risk	40,275	19,699	11,063	8,102	2,173	1,121

NET INVESTMENT INCOME	666,452	112,239	51,898	83,351	71,656	22,353

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(443,760)	137,700	37,327	93,455	55,111	18,976
Realized gain distributions		99,843	51,403	83,445	66,339	27,062

Net realized gain (loss)	(443,760)	237,543	88,730	176,900	121,450	46,038

Change in net unrealized appreciation (depreciation) on investments	721,934	253,846	247,992	425,773	433,865	127,073

Net realized and unrealized gain on investments	278,174	491,389	336,722	602,673	555,315	173,111

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$944,626	$603,628	$388,620	$686,024	$626,971	$195,464

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

	INVESTMENT DIVISIONS
	GREAT-WEST LOOMIS SAYLES BOND FUND	GREAT-WEST LOOMIS SAYLES SMALL-CAP VALUE FUND	GREAT-WEST MFS INTERNATIONAL VALUE FUND	GREAT-WEST MODERATE PROFILE I FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND

INVESTMENT INCOME:
Dividends	$2,235,896	$70,418	$198,790	$2,899,563	$1,913,038	$1,051,142

EXPENSES:
Mortality and expense risk	215,359	65,883	206,257	395,210	277,635	94,278

NET INVESTMENT INCOME (LOSS)	2,020,537	4,535	(7,467)	2,504,353	1,635,403	956,864

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	188,129	335,395	(3,436,939)	(14,987,044)	(6,649,302)	(1,210,612)
Realized gain distributions	267,250	208,155		6,681,585	1,377,962	495,632

Net realized gain (loss)	455,379	543,550	(3,436,939)	(8,305,459)	(5,271,340)	(714,980)

Change in net unrealized appreciation (depreciation) on investments	3,975,809	779,830	7,055,814	23,928,941	19,813,359	4,380,238

Net realized and unrealized gain on investments	4,431,188	1,323,380	3,618,875	15,623,482	14,542,019	3,665,258

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$6,451,725	$1,327,915	$3,611,408	$18,127,835	$16,177,422	$4,622,122

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

	INVESTMENT DIVISIONS
		GREAT-WEST MONEY MARKET FUND	GREAT-WEST S&P SMALLCAP 600® INDEX FUND		GREAT-WEST SMALL-CAP GROWTH FUND	GREAT-WEST STOCK INDEX FUND	GREAT-WEST T. ROWE PRICE EQUITY/INCOME FUND	GREAT-WEST T. ROWE PRICE MIDCAP GROWTH FUND

INVESTMENT INCOME:
Dividends	$		$307,454	$		$3,217,412	$1,169,590	$371,576

EXPENSES:
Mortality and expense risk		582,172	123,231		137,822	1,821,107	537,370	225,495

NET INVESTMENT INCOME (LOSS)		(582,172)	184,223		(137,822)	1,396,305	632,220	146,081

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares			(371,797)		48,982	(7,547,107)	(503,909)	(520,953)
Realized gain distributions			578,491		709,158	4,298,129		2,316,871

Net realized gain (loss)			206,694		758,140	(3,248,978)	(503,909)	1,795,918

Change in net unrealized appreciation (depreciation) on investments			2,230,689		1,234,921	28,008,028	8,156,174	4,616,527

Net realized and unrealized gain on investments			2,437,383		1,993,061	24,759,050	7,652,265	6,412,445

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS		$(582,172)	$2,621,606		$1,855,239	$26,155,355	$8,284,485	$6,558,526

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

	INVESTMENT DIVISIONS
	GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND	INVESCO AMERICAN FRANCHISE FUND	INVESCO AMERICAN VALUE FUND	INVESCO COMSTOCK FUND	INVESCO DYNAMICS FUND		INVESCO SMALL CAP GROWTH FUND

INVESTMENT INCOME:
Dividends	$1,108,322	$123	$17,781	$25,497	$12,903	$

EXPENSES:
Mortality and expense risk	324,322	5,167	13,050	10,560	13,020		5,839

NET INVESTMENT INCOME (LOSS)	784,000	(5,044)	4,731	14,937	(117)		(5,839)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on sale of fund shares	127,794	25,157	137,648	179,731	102,671		5,930
Realized gain distributions	359,012						72,024

Net realized gain	486,806	25,157	137,648	179,731	102,671		77,954

Change in net unrealized appreciation on investments	(437,468)	51,451	694,908	135,906	46,659		59,771

Net realized and unrealized gain on investments	49,338	76,608	832,556	315,637	149,330		137,725

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$833,338	$71,564	$837,287	$330,574	$149,213		$131,886

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

	INVESTMENT DIVISIONS

	JANUS ASPEN WORLDWIDE PORTFOLIO	JANUS FUND	JANUS TWENTY FUND	JANUS WORLDWIDE FUND	JENSEN QUALITY GROWTH FUND	LEGG MASON CAPITAL MANAGEMENT VALUE TRUST

INVESTMENT INCOME:
Dividends	$12,362	$330	$26,436	$10,506	$10,026	$17,330

EXPENSES:
Mortality and expense risk	12,700	400	41,139	10,416	8,399	13,924

NET INVESTMENT INCOME (LOSS)	(338)	(70)	(14,703)	90	1,627	3,406

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	624	1,055	212,534	20,566	4,763	(188,927)
Realized gain distributions

Net realized gain (loss)	624	1,055	212,534	20,566	4,763	(188,927)

Change in net unrealized appreciation (depreciation) on investments	240,867	7,251	522,390	163,458	119,346	409,769

Net realized and unrealized gain on investments	241,491	8,306	734,924	184,024	124,109	220,842

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$241,153	$8,236	$720,221	$184,114	$125,736	$224,248

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

	INVESTMENT DIVISIONS
		LORD ABBETT VALUE OPPORTUNITIES FUND	MAINSTAY U.S. SMALL CAP FUND		MFS GROWTH FUND	OPPENHEIMER CAPITAL APPRECIATION FUND	OPPENHEIMER GLOBAL FUND	PIMCO TOTAL RETURN FUND

INVESTMENT INCOME:
Dividends	$		$450	$		$18,039	$203,053	$947,732

EXPENSES:
Mortality and expense risk		6,247	1,425		814	24,964	105,113	149,504

NET INVESTMENT INCOME (LOSS)		(6,247)	(975)		(814)	(6,925)	97,940	798,228

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(4,520)	27,606		434	148,736	(121,517)	212,225
Realized gain distributions							33,641	589,157

Net realized gain (loss)		(4,520)	27,606		434	148,736	(87,876)	801,382

Change in net unrealized appreciation on investments		97,732	(9,480)		22,698	208,135	3,821,480	514,685

Net realized and unrealized gain on investments		93,212	18,126		23,132	356,871	3,733,604	1,316,067

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS		$86,965	$17,151		$22,318	$349,946	$3,831,544	$2,114,295

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

	INVESTMENT DIVISIONS
	PIONEER EQUITY INCOME VCT PORTFOLIO	PUTNAM HIGH YIELD ADVANTAGE FUND	PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND		RIDGEWORTH SMALL CAP GROWTH STOCK FUND	ROYCE TOTAL RETURN FUND		RS SELECT GROWTH FUND

INVESTMENT INCOME:
Dividends	$46,990	$120,759	$38,085	$		$33,568	$

EXPENSES:
Mortality and expense risk	8,926	11,835	14,726		69,985	9,683		2,562

NET INVESTMENT INCOME (LOSS)	38,064	108,924	23,359		(69,985)	23,885		(2,562)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	67,819	11,179	(487,733)		1,071,332	141,493		15,810
Realized gain distributions					1,422,804	164,306

Net realized gain (loss)	67,819	11,179	(487,733)		2,494,136	305,799		15,810

Change in net unrealized appreciation (depreciation) on investments	12,824	116,397	1,226,664		(1,121,451)	32,849		34,373

Net realized and unrealized gain on investments	80,643	127,576	738,931		1,372,685	338,648		50,183

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$118,707	$236,500	$762,290		$1,302,700	$362,533		$47,621

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2012

	INVESTMENT DIVISIONS

		RS SMALL CAP GROWTH FUND

INVESTMENT INCOME:
Dividends	$

EXPENSES:
Mortality and expense risk		14,290

NET INVESTMENT LOSS		(14,290)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on sale of fund shares		63,250
Realized gain distributions

Net realized gain		63,250

Change in net unrealized appreciation on investments		120,551

Net realized and unrealized gain on investments		183,801

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS		$169,511

The accompanying notes are an integral part of these financial statements.	(Concluded	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO		AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$8,319	$35,988	$(103,908)	$(72,351)	$237,186	$233,889
Net realized loss	(49,086)	(25,615)	(1,528,110)	(1,136,075)	(190,533)	(223,241)
Change in net unrealized appreciation (depreciation) on investments	133,818	(25,402)	3,324,657	45,488	1,232,253	315,547

Increase (decrease) in net assets resulting from operations	93,051	(15,029)	1,692,639	(1,162,938)	1,278,906	326,195

CONTRACT TRANSACTIONS:
Purchase payments received	38,032	35,191	533,007	599,075	874,828	906,426
Transfers for contract benefits and terminations	(241,454)	(131,313)	(1,343,247)	(1,279,065)	(1,935,693)	(931,298)
Net transfers	(70,483)	(66,601)	(695,305)	(446,716)	163,075	406,171
Contract maintenance charges	(1,220)	(1,144)	(3,907)	(3,341)	(4,948)	(3,419)
Other, net	(4,948)		6,206		(7,939)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(280,073)	(163,867)	(1,503,246)	(1,130,047)	(910,677)	377,880

Total increase (decrease) in net assets	(187,022)	(178,896)	189,393	(2,292,985)	368,229	704,075

NET ASSETS:
Beginning of period	1,841,335	2,020,231	11,568,625	13,861,610	11,978,329	11,274,254

End of period	$1,654,313	$1,841,335	$11,758,018	$11,568,625	$12,346,558	$11,978,329

CHANGES IN UNITS OUTSTANDING:
Units issued	2,920	5,861	59,694	87,333	109,315	125,923
Units redeemed	(23,326)	(18,702)	(164,066)	(161,550)	(149,921)	(119,708)

Net increase (decrease)	(20,406)	(12,841)	(104,372)	(74,217)	(40,606)	6,215

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS INCOME & GROWTH FUND		AMERICAN FUNDS THE GROWTH FUND OF AMERICA		ARTISAN INTERNATIONAL FUND
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,525	$1,103	$(16,555)	$(27,126)	$153,815	$103,267
Net realized gain (loss)	5,375	(28,933)	224,278	(122,508)	(395,639)	(1,604,983)
Change in net unrealized appreciation (depreciation) on investments	8,186	32,169	1,171,443	(369,921)	4,315,207	432,777

Increase (decrease) in net assets resulting from operations	15,086	4,339	1,379,166	(519,555)	4,073,383	(1,068,939)

CONTRACT TRANSACTIONS:
Purchase payments received			977,696	1,112,805	2,299,925	1,539,540
Transfers for contract benefits and terminations	(9,007)	(130,717)	(1,142,988)	(831,499)	(2,252,428)	(1,488,130)
Net transfers	(6,784)	(20,375)	166,851	(655,075)	4,092,559	(995,047)
Contract maintenance charges			(4,330)	(4,063)	(45,075)	(15,540)
Other, net			(17,652)		(82,069)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(15,791)	(151,092)	(20,423)	(377,832)	4,012,912	(959,177)

Total increase (decrease) in net assets	(705)	(146,753)	1,358,743	(897,387)	8,086,295	(2,028,116)

NET ASSETS:
Beginning of period	113,262	260,015	7,233,502	8,130,889	14,347,488	16,375,604

End of period	$112,557	$113,262	$8,592,245	$7,233,502	$22,433,783	$14,347,488

CHANGES IN UNITS OUTSTANDING:
Units issued			203,263	260,756	649,664	471,017
Units redeemed	(1,364)	(14,627)	(205,379)	(302,866)	(341,827)	(533,236)

Net increase (decrease)	(1,364)	(14,627)	(2,116)	(42,110)	307,837	(62,219)

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	COLUMBIA MID CAP VALUE FUND		COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND		DAVIS NEW YORK VENTURE FUND
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$883	$10,720	$1,782	$2,056	$15,399	$(16,279)
Net realized gain (loss)	240,415	249,232	(6,268)	(242)	567,201	141,155
Change in net unrealized appreciation (depreciation) on investments	270,892	(523,094)	16,729	(3,549)	(123,342)	(382,718)

Increase (decrease) in net assets resulting from operations	512,190	(263,142)	12,243	(1,735)	459,258	(257,842)

CONTRACT TRANSACTIONS:
Purchase payments received	654,458	1,283,221			443,049	664,087
Transfers for contract benefits and terminations	(224,848)	(481,508)	(31,440)		(828,169)	(610,953)
Net transfers	(5,707,365)	2,745,058			(160,221)	(581,282)
Contract maintenance charges	(12,002)	(28,777)			(722)	(1,126)
Other, net	(14,705)				7,247
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(5,304,462)	3,517,994	(31,440)	0	(538,816)	(529,274)

Total increase (decrease) in net assets	(4,792,272)	3,254,852	(19,197)	(1,735)	(79,558)	(787,116)

NET ASSETS:
Beginning of period	5,947,499	2,692,647	107,654	109,389	4,009,173	4,796,289

End of period	$1,155,227	$5,947,499	$88,457	$107,654	$3,929,615	$4,009,173

CHANGES IN UNITS OUTSTANDING:
Units issued	103,478	621,893			66,645	113,331
Units redeemed	(634,209)	(259,062)	(1,928)		(117,469)	(168,443)

Net increase (decrease)	(530,731)	362,831	(1,928)	0	(50,824)	(55,112)

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	FEDERATED CAPITAL APPRECIATION FUND		FIDELITY VIP CONTRAFUND PORTFOLIO		FIDELITY VIP GROWTH PORTFOLIO
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,006)	$(7,155)	$224,131	$95,509	$(214,266)	$(358,057)
Net realized gain (loss)	4,619	(147,389)	(949,409)	(468,009)	404,389	63,566
Change in net unrealized appreciation (depreciation) on investments	307,357	(80,874)	6,069,473	(767,495)	7,538,596	31,548

Increase (decrease) in net assets resulting from operations	310,970	(235,418)	5,344,195	(1,139,995)	7,728,719	(262,943)

CONTRACT TRANSACTIONS:
Purchase payments received	213,395	270,001	2,135,900	2,073,138	1,626,710	1,668,195
Transfers for contract benefits and terminations	(418,106)	(340,652)	(4,417,538)	(3,060,578)	(6,133,030)	(5,285,344)
Net transfers	8,982	(829,321)	(727,020)	(439,732)	(1,347,056)	(1,329,256)
Contract maintenance charges	(1,118)	(1,090)	(11,269)	(9,000)	(18,618)	(17,074)
Other, net	420		(34,005)		(83,495)
Adjustments to net assets allocated to contracts in payout phase

Decrease in net assets resulting from contract transactions	(196,427)	(901,062)	(3,053,932)	(1,436,172)	(5,955,489)	(4,963,479)

Total increase (decrease) in net assets	114,543	(1,136,480)	2,290,263	(2,576,167)	1,773,230	(5,226,422)

NET ASSETS:
Beginning of period	3,502,207	4,638,687	34,997,672	37,573,839	57,272,543	62,498,965

End of period	$3,616,750	$3,502,207	$37,287,935	$34,997,672	$59,045,773	$57,272,543

CHANGES IN UNITS OUTSTANDING:
Units issued	30,520	37,890	153,072	222,839	168,981	257,089
Units redeemed	(45,795)	(111,702)	(297,293)	(301,771)	(424,693)	(482,765)

Net decrease	(15,275)	(73,812)	(144,221)	(78,932)	(255,712)	(225,676)

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	FRANKLIN SMALL-MID CAP GROWTH FUND		GREAT-WEST AGGRESSIVE PROFILE I FUND		GREAT-WEST ARIEL MIDCAP VALUE FUND
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(421)	$(670)	$361,915	$451,450	$95,563	$(224,328)
Net realized gain (loss)	2,480	(685)	(2,760,206)	1,459,194	8,300,926	1,952,964
Change in net unrealized appreciation (depreciation) on investments	5,107	(5,553)	11,538,914	(4,974,969)	(1,014,311)	(5,080,970)

Increase (decrease) in net assets resulting from operations	7,166	(6,908)	9,140,623	(3,064,325)	7,382,178	(3,352,334)

CONTRACT TRANSACTIONS:
Purchase payments received			7,320,306	8,714,092	1,034,061	1,102,683
Transfers for contract benefits and terminations	(32,885)		(10,167,470)	(5,334,575)	(3,920,847)	(3,682,978)
Net transfers		(20,184)	(4,803,451)	(4,057,772)	(2,796,791)	(834,084)
Contract maintenance charges			(48,643)	(88,343)	(13,010)	(13,901)
Other, net			(298,648)		(70,283)
Adjustments to net assets allocated to contracts in payout phase

Decrease in net assets resulting from contract transactions	(32,885)	(20,184)	(7,997,906)	(766,598)	(5,766,870)	(3,428,280)

Total increase (decrease) in net assets	(25,719)	(27,092)	1,142,717	(3,830,923)	1,615,308	(6,780,614)

NET ASSETS:
Beginning of period	70,511	97,603	60,419,123	64,250,046	40,596,252	47,376,866

End of period	$44,792	$70,511	$61,561,840	$60,419,123	$42,211,560	$40,596,252

CHANGES IN UNITS OUTSTANDING:
Units issued		940	491,504	682,019	86,972	187,500
Units redeemed	(3,273)	(3,317)	(902,802)	(744,922)	(250,066)	(291,618)

Net decrease	(3,273)	(2,377)	(411,298)	(62,903)	(163,094)	(104,118)

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	GREAT-WEST ARIEL SMALL-CAP VALUE FUND		GREAT-WEST BOND INDEX FUND		GREAT-WEST CONSERVATIVE PROFILE I FUND
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(28,040)	$(109,811)	$466,611	$407,524	$691,031	$516,453
Net realized gain	1,561,833	2,685,784	489,704	266,966	372,246	485,589
Change in net unrealized appreciation (depreciation) on investments	651,727	(4,302,697)	(174,559)	506,646	1,391,032	(804,014)

Increase (decrease) in net assets resulting from operations	2,185,520	(1,726,724)	781,756	1,181,136	2,454,309	198,028

CONTRACT TRANSACTIONS:
Purchase payments received	635,048	918,591	1,861,390	1,453,580	4,969,602	4,528,266
Transfers for contract benefits and terminations	(1,220,769)	(1,336,693)	(2,580,364)	(1,762,645)	(4,956,174)	(3,483,562)
Net transfers	(903,366)	(2,292,961)	2,726,878	2,306,231	(132,726)	2,128,761
Contract maintenance charges	(2,901)	(3,797)	(49,162)	(29,563)	(19,804)	(30,819)
Other, net	(3,660)		1,465		(69,046)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(1,495,648)	(2,714,860)	1,960,207	1,967,603	(208,148)	3,142,646

Total increase (decrease) in net assets	689,872	(4,441,584)	2,741,963	3,148,739	2,246,161	3,340,674

NET ASSETS:
Beginning of period	12,232,731	16,674,315	21,399,619	18,250,880	28,991,054	25,650,380

End of period	$12,922,603	$12,232,731	$24,141,582	$21,399,619	$31,237,215	$28,991,054

CHANGES IN UNITS OUTSTANDING:
Units issued	66,751	146,236	458,806	459,642	395,818	493,127
Units redeemed	(121,353)	(264,766)	(368,784)	(365,629)	(413,633)	(337,605)

Net increase (decrease)	(54,602)	(118,530)	90,022	94,013	(17,815)	155,522

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	GREAT-WEST INVESCO ADR FUND		GREAT-WEST LIFETIME 2015 FUND I	GREAT-WEST LIFETIME 2015 FUND II
	2012	2011	2011	2012	2011
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$666,452	$160,002	$(59)	$112,239	$201,069
Net realized gain (loss)	(443,760)	(1,430,756)	3,770	237,543	117,925
Change in net unrealized appreciation (depreciation) on investments	721,934	(203,453)	(3,425)	253,846	(283,772)

Increase (decrease) in net assets resulting from operations	944,626	(1,474,207)	286	603,628	35,222

CONTRACT TRANSACTIONS:
Purchase payments received	683,204	1,062,265	5,031	635,826	723,736
Transfers for contract benefits and terminations	(796,463)	(890,051)		(530,202)	(405,884)
Net transfers	(1,943,899)	(1,289,745)	(65,840)	(94,062)	748,249
Contract maintenance charges	(14,233)	(20,185)		(1,090)	(1,021)
Other, net	(14,563)			(23,611)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(2,085,954)	(1,137,716)	(60,809)	(13,139)	1,065,080

Total increase (decrease) in net assets	(1,141,328)	(2,611,923)	(60,523)	590,489	1,100,302

NET ASSETS:
Beginning of period	7,637,621	10,249,544	60,523	5,247,159	4,146,857

End of period	$6,496,293	$7,637,621	$0	$5,837,648	$5,247,159

CHANGES IN UNITS OUTSTANDING:
Units issued	149,588	241,632	394	128,876	191,722
Units redeemed	(293,710)	(314,465)	(5,193)	(128,175)	(111,439)

Net increase (decrease)	(144,122)	(72,833)	(4,799)	701	80,283

(1)   For the period January 1, 2011 to March 17, 2011.

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2025 FUND I	GREAT-WEST LIFETIME 2025 FUND II		GREAT-WEST LIFETIME 2035 FUND I	GREAT-WEST LIFETIME 2035 FUND II
	2011	2012	2011	2011	2012	2011
	(1)			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(135)	$51,898	$100,218	$(83)	$83,351	$158,004
Net realized gain	10,979	88,730	115,769	9,763	176,900	115,715
Change in net unrealized appreciation (depreciation) on investments	(10,979)	247,992	(277,624)	(10,321)	425,773	(448,949)

Increase (decrease) in net assets resulting from operations	(135)	388,620	(61,637)	(641)	686,024	(175,230)

CONTRACT TRANSACTIONS:
Purchase payments received	6,052	562,327	491,036	4,737	916,242	864,638
Transfers for contract benefits and terminations		(1,210,279)	(223,064)		(515,105)	(345,919)
Net transfers	(146,742)	429,801	843,821	(90,318)	408,879	38,063
Contract maintenance charges		(687)	(316)		(1,291)	(879)
Other, net		35,175			(894)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(140,690)	(183,663)	1,111,477	(85,581)	807,831	555,903

Total increase (decrease) in net assets	(140,825)	204,957	1,049,840	(86,222)	1,493,855	380,673

NET ASSETS:
Beginning of period	140,825	2,927,707	1,877,867	86,222	4,119,792	3,739,119

End of period	$0	$3,132,664	$2,927,707	$0	$5,613,647	$4,119,792

CHANGES IN UNITS OUTSTANDING:
Units issued	530	96,512	159,686	341	124,505	110,378
Units redeemed	(11,281)	(108,623)	(78,834)	(6,671)	(69,526)	(72,954)

Net increase (decrease)	(10,751)	(12,111)	80,852	(6,330)	54,979	37,424

(1)   For the period January 1, 2011 to March 17, 2011.

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2045 FUND I	GREAT-WEST LIFETIME 2045 FUND II		GREAT-WEST LIFETIME 2055 FUND II
	2011	2012	2011	2012	2011
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(37)	$71,656	$128,157	$22,353	$47,420
Net realized gain	4,726	121,450	92,380	46,038	21,885
Change in net unrealized appreciation (depreciation) on investments	(4,852)	433,865	(376,818)	127,073	(124,245)

Increase (decrease) in net assets resulting from operations	(163)	626,971	(156,281)	195,464	(54,940)

CONTRACT TRANSACTIONS:
Purchase payments received	3,339	940,980	791,367	243,470	203,768
Transfers for contract benefits and terminations	(8,456)	(152,371)	(116,414)	(106,097)	(47,308)
Net transfers	(34,083)	(230,905)	(277,509)	85,213	(10,619)
Contract maintenance charges		(998)	(942)	(408)	(362)
Other, net		(34,428)		(30,590)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(39,200)	522,278	396,502	191,588	145,479

Total increase (decrease) in net assets	(39,363)	1,149,249	240,221	387,052	90,539

NET ASSETS:
Beginning of period	39,363	3,613,072	3,372,851	1,107,861	1,017,322

End of period	$0	$4,762,321	$3,613,072	$1,494,913	$1,107,861

CHANGES IN UNITS OUTSTANDING:
Units issued	491	76,725	72,676	29,019	26,765
Units redeemed	(3,337)	(40,977)	(44,535)	(15,983)	(16,565)

Net increase (decrease)	(2,846)	35,748	28,141	13,036	10,200

(1)   For the period January 1, 2011 to March 17, 2011.

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	GREAT-WEST LOOMIS SAYLES BOND FUND		GREAT-WEST LOOMIS SAYLES SMALL-CAP VALUE FUND		GREAT-WEST MFS INTERNATIONAL VALUE FUND
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,020,537	$2,306,934	$4,535	$(52,543)	$(7,467)	$164,693
Net realized gain (loss)	455,379	57,563	543,550	(168,372)	(3,436,939)	(2,638,626)
Change in net unrealized appreciation (depreciation) on investments	3,975,809	(209,793)	779,830	(3,586)	7,055,814	1,858,532

Increase (decrease) in net assets resulting from operations	6,451,725	2,154,704	1,327,915	(224,501)	3,611,408	(615,401)

CONTRACT TRANSACTIONS:
Purchase payments received	3,316,592	2,825,728	472,864	578,563	1,279,952	1,042,340
Transfers for contract benefits and terminations	(4,251,037)	(4,498,771)	(1,287,742)	(766,280)	(2,565,459)	(2,241,033)
Net transfers	1,604,116	(7,855,986)	(1,288,604)	(121,469)	(567,841)	(346,132)
Contract maintenance charges	(14,280)	(19,543)	(3,679)	(5,206)	(20,852)	(10,855)
Other, net	(86,013)		(17,730)		(23,971)

Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	569,378	(9,548,572)	(2,124,891)	(314,392)	(1,898,171)	(1,555,680)

Total increase (decrease) in net assets	7,021,103	(7,393,868)	(796,976)	(538,893)	1,713,237	(2,171,081)

NET ASSETS:
Beginning of period	41,782,584	49,176,452	9,767,491	10,306,384	22,804,969	24,976,050

End of period	$48,803,687	$41,782,584	$8,970,515	$9,767,491	$24,518,206	$22,804,969

CHANGES IN UNITS OUTSTANDING:
Units issued	240,385	259,519	31,210	106,560	285,471	277,057
Units redeemed	(219,496)	(586,138)	(118,835)	(121,189)	(379,529)	(356,569)

Net increase (decrease)	20,889	(326,619)	(87,625)	(14,629)	(94,058)	(79,512)

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE I FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND		GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$2,504,353	$2,161,550	$1,635,403	$1,474,480	$956,864	$655,904
Net realized gain (loss)	(8,305,459)	10,804,757	(5,271,340)	6,858,797	(714,980)	1,354,552
Change in net unrealized appreciation (depreciation) on investments	23,928,941	(15,556,135)	19,813,359	(11,585,646)	4,380,238	(2,126,585)

Increase (decrease) in net assets resulting from operations	18,127,835	(2,589,828)	16,177,422	(3,252,369)	4,622,122	(116,129)

CONTRACT TRANSACTIONS:
Purchase payments received	17,572,540	17,034,508	14,801,626	15,724,552	11,154,692	8,509,463
Transfers for contract benefits and terminations	(32,089,896)	(12,940,552)	(27,139,108)	(10,860,654)	(8,154,239)	(5,001,736)
Net transfers	(34,130,762)	(5,930,636)	(2,373,492)	(7,038,799)	(210,780)	(473,289)
Contract maintenance charges	(107,494)	(239,409)	(90,912)	(155,648)	(73,712)	(69,113)
Other, net	(179,482)		(242,649)		(58,395)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(48,935,094)	(2,076,089)	(15,044,535)	(2,330,549)	2,657,566	2,965,325

Total increase (decrease) in net assets	(30,807,259)	(4,665,917)	1,132,887	(5,582,918)	7,279,688	2,849,196

NET ASSETS:
Beginning of period	172,147,778	176,813,695	128,730,738	134,313,656	44,494,177	41,644,981

End of period	$141,340,519	$172,147,778	$129,863,625	$128,730,738	$51,773,865	$44,494,177

CHANGES IN UNITS OUTSTANDING:
Units issued	1,042,640	1,220,038	852,802	1,129,560	642,631	673,949
Units redeemed	(3,331,164)	(1,382,484)	(1,608,218)	(1,279,819)	(525,976)	(526,581)

Net increase (decrease)	(2,288,524)	(162,446)	(755,416)	(150,259)	116,655	147,368

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	GREAT-WEST MONEY MARKET FUND		GREAT-WEST S&P SMALLCAP 600® INDEX FUND		GREAT-WEST SMALL-CAP GROWTH FUND
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(582,172)	$(640,831)	$184,223	$69,246	$(137,822)	$(150,386)
Net realized gain (loss)			206,694	25,503	758,140	(54,753)
Change in net unrealized appreciation on investments			2,230,689	(127,067)	1,234,921	31,697

Increase (decrease) in net assets resulting from operations	(582,172)	(640,831)	2,621,606	(32,318)	1,855,239	(173,442)

CONTRACT TRANSACTIONS:
Purchase payments received	1,620,801	1,711,630	1,169,501	889,159	2,354	7,922
Transfers for contract benefits and terminations	(9,258,579)	(9,773,723)	(2,072,972)	(1,797,715)	(1,183,401)	(1,378,791)
Net transfers	1,837,601	1,966,576	1,190,693	(759,431)	(302,555)	(691,758)
Contract maintenance charges	(35,715)	(49,065)	(17,963)	(7,404)	(4,601)	(4,467)
Other, net	(13,261)		(28,479)		(62,141)
Adjustments to net assets allocated to contracts in payout phase	162,593	(125,250)

Increase (decrease) in net assets resulting from contract transactions	(5,686,560)	(6,269,832)	240,780	(1,675,391)	(1,550,344)	(2,067,094)

Total increase (decrease) in net assets	(6,268,732)	(6,910,663)	2,862,386	(1,707,709)	304,895	(2,240,536)

NET ASSETS:
Beginning of period	69,044,617	75,955,280	17,243,762	18,951,471	13,866,543	16,107,079

End of period	$62,775,885	$69,044,617	$20,106,148	$17,243,762	$14,171,438	$13,866,543

CHANGES IN UNITS OUTSTANDING:
Units issued	625,547	858,017	193,633	144,237	2,486	21,298
Units redeemed	(975,018)	(1,185,636)	(173,723)	(207,325)	(73,485)	(116,241)

Net increase (decrease)	(349,471)	(327,619)	19,910	(63,088)	(70,999)	(94,943)

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	GREAT-WEST STOCK INDEX FUND		GREAT-WEST T. ROWE PRICE EQUITY/INCOME FUND		GREAT-WEST T. ROWE PRICE MIDCAP GROWTH FUND
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,396,305	$859,265	$632,220	$487,791	$146,081	$434,005
Net realized gain (loss)	(3,248,978)	(10,786,032)	(503,909)	(1,194,046)	1,795,918	4,622,857
Change in net unrealized appreciation (depreciation) on investments	28,008,028	10,738,516	8,156,174	(345,362)	4,616,527	(5,576,008)

Increase (decrease) in net assets resulting from operations	26,155,355	811,749	8,284,485	(1,051,617)	6,558,526	(519,146)

CONTRACT TRANSACTIONS:
Purchase payments received	4,523,777	4,220,590	1,868,273	2,093,965	4,171,603	4,109,591
Transfers for contract benefits and terminations	(19,186,894)	(17,002,803)	(4,815,803)	(5,786,900)	(4,497,757)	(4,266,512)
Net transfers	(3,669,191)	(8,401,132)	(1,215,420)	(2,567,684)	(1,214,437)	(8,725,099)
Contract maintenance charges	(106,766)	(81,272)	(20,361)	(23,372)	(23,178)	(29,064)
Other, net	(33,536)		(11,129)		(118,794)
Adjustments to net assets allocated to contracts in payout phase	11,894	(10,159)	15,773	(9,407)

Decrease in net assets resulting from contract transactions	(18,460,716)	(21,274,776)	(4,178,667)	(6,293,398)	(1,682,563)	(8,911,084)

Total increase (decrease) in net assets	7,694,639	(20,463,027)	4,105,818	(7,345,015)	4,875,963	(9,430,230)

NET ASSETS:
Beginning of period	185,727,286	206,190,313	53,163,539	60,508,554	50,169,408	59,599,638

End of period	$193,421,925	$185,727,286	$57,269,357	$53,163,539	$55,045,371	$50,169,408

CHANGES IN UNITS OUTSTANDING:
Units issued	575,953	612,576	168,484	244,611	240,662	295,299
Units redeemed	(895,059)	(1,191,940)	(320,783)	(491,919)	(288,350)	(578,335)

Net decrease	(319,106)	(579,364)	(152,299)	(247,308)	(47,688)	(283,036)

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND		INVESCO AMERICAN FRANCHISE FUND		INVESCO AMERICAN VALUE FUND
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$784,000	$915,414	$(5,044)	$(5,290)	$4,731	$(4,382)
Net realized gain	486,806	313,099	25,157	48,651	137,648	450,241
Change in net unrealized appreciation (depreciation) on investments	(437,468)	490,430	51,451	(69,763)	694,908	(358,304)

Increase (decrease) in net assets resulting from operations	833,338	1,718,943	71,564	(26,402)	837,287	87,555

CONTRACT TRANSACTIONS:
Purchase payments received	1,237,895	1,205,210	8,105	13,713	1,324,025	600,256
Transfers for contract benefits and terminations	(2,961,125)	(3,725,669)	(131,369)	(29,803)	(881,069)	(248,821)
Net transfers	2,448,691	(1,264,387)	(36,530)	103,406	5,962,833	(1,647,564)
Contract maintenance charges	(14,526)	(7,082)	(148)	(305)	(44,174)	(15,913)
Other, net	(29,647)		37		(28,811)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	681,288	(3,791,928)	(159,905)	87,011	6,332,804	(1,312,042)

Total increase (decrease) in net assets	1,514,626	(2,072,985)	(88,341)	60,609	7,170,091	(1,224,487)

NET ASSETS:
Beginning of period	36,359,294	38,432,279	655,831	595,222	2,790,369	4,014,856

End of period	$37,873,920	$36,359,294	$567,490	$655,831	$9,960,460	$2,790,369

CHANGES IN UNITS OUTSTANDING:
Units issued	265,985	216,593	5,315	70,286	717,816	209,070
Units redeemed	(214,372)	(411,194)	(27,736)	(54,473)	(166,789)	(326,742)

Net increase (decrease)	51,613	(194,601)	(22,421)	15,813	551,027	(117,672)

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	INVESCO COMSTOCK FUND		INVESCO DYNAMICS FUND		INVESCO SMALL CAP GROWTH FUND
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$14,937	$11,727	$(117)	$23,239	$(5,839)	$(6,071)
Net realized gain	179,731	132,877	102,671	85,107	77,954	15,027
Change in net unrealized appreciation on investments	135,906	(217,344)	46,659	(182,855)	59,771	(19,700)

Increase (decrease) in net assets resulting from operations	330,574	(72,740)	149,213	(74,509)	131,886	(10,744)

CONTRACT TRANSACTIONS:
Purchase payments received	196,302	226,111	14,910	14,853	34,872	35,716
Transfers for contract benefits and terminations	(156,761)	(282,747)	(121,465)	(133,129)	(22,966)	(58,587)
Net transfers	(21,167)	288,884	(63,333)	20,692	(62,569)	43,651
Contract maintenance charges	(2,754)	(2,487)	(740)	(717)	(1,316)	(946)
Other, net	11,801		(4,415)		(243)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	27,421	229,761	(175,043)	(98,301)	(52,222)	19,834

Total increase (decrease) in net assets	357,995	157,021	(25,830)	(172,810)	79,664	9,090

NET ASSETS:
Beginning of period	1,855,099	1,698,078	1,320,900	1,493,710	777,373	768,283

End of period	$2,213,094	$1,855,099	$1,295,070	$1,320,900	$857,037	$777,373

CHANGES IN UNITS OUTSTANDING:
Units issued	96,180	134,770	5,669	15,687	2,287	9,037
Units redeemed	(93,158)	(115,131)	(27,642)	(27,222)	(5,496)	(7,771)

Net increase (decrease)	3,022	19,639	(21,973)	(11,535)	(3,209)	1,266

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	JANUS ASPEN WORLDWIDE PORTFOLIO		JANUS FUND		JANUS TWENTY FUND
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(338)	$(5,167)	$(70)	$(187)	$(14,703)	$(39,648)
Net realized gain	624	27,021	1,055	3,129	212,534	768,444
Change in net unrealized appreciation (depreciation) on investments	240,867	(256,529)	7,251	(5,796)	522,390	(1,100,992)

Increase (decrease) in net assets resulting from operations	241,153	(234,675)	8,236	(2,854)	720,221	(372,196)

CONTRACT TRANSACTIONS:
Purchase payments received	80,915	87,745			13,913	6,094
Transfers for contract benefits and terminations	(22,884)	(125,987)	(772)	(10,847)	(494,862)	(331,617)
Net transfers	(147,098)	(97,561)	(1,064)	(317)	(39,419)	(143,338)
Contract maintenance charges	(400)	(465)			(2,517)	(2,457)
Other, net	(9,516)				(717)
Adjustments to net assets allocated to contracts in payout phase

Decrease in net assets resulting from contract transactions	(98,983)	(136,268)	(1,836)	(11,164)	(523,602)	(471,318)

Total increase (decrease) in net assets	142,170	(370,943)	6,400	(14,018)	196,619	(843,514)

NET ASSETS:
Beginning of period	1,334,609	1,705,552	48,206	62,224	3,617,300	4,460,814

End of period	$1,476,779	$1,334,609	$54,606	$48,206	$3,813,919	$3,617,300

CHANGES IN UNITS OUTSTANDING:
Units issued	9,206	9,266	251	209	4,605	6,636
Units redeemed	(17,041)	(20,323)	(473)	(1,695)	(68,663)	(65,098)

Net decrease	(7,835)	(11,057)	(222)	(1,486)	(64,058)	(58,462)

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	JANUS WORLDWIDE FUND		JENSEN QUALITY GROWTH FUND		LEGG MASON CAPITAL MANAGEMENT VALUE TRUST
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$90	$(4,501)	$1,627	$1,652	$3,406	$(7,219)
Net realized gain (loss)	20,566	19,491	4,763	2,764	(188,927)	(382,969)
Change in net unrealized appreciation (depreciation) on investments	163,458	(206,792)	119,346	(23,835)	409,769	327,333

Increase (decrease) in net assets resulting from operations	184,114	(191,802)	125,736	(19,419)	224,248	(62,855)

CONTRACT TRANSACTIONS:
Purchase payments received	3,522	6,911	253	219		2,867
Transfers for contract benefits and terminations	(158,487)	(135,135)	(161,527)	(108,703)	(216,490)	(397,807)
Net transfers	(82,085)	(30,292)	1,730	(59,544)	(62,844)	(205,606)
Contract maintenance charges	(528)	(578)	(438)	(415)	(708)	(787)
Other, net	(1,656)		(1,680)		(2,825)
Adjustments to net assets allocated to contracts in payout phase

Decrease in net assets resulting from contract transactions	(239,234)	(159,094)	(161,662)	(168,443)	(282,867)	(601,333)

Total decrease in net assets	(55,120)	(350,896)	(35,926)	(187,862)	(58,619)	(664,188)

NET ASSETS:
Beginning of period	1,083,085	1,433,981	1,100,950	1,288,812	1,583,604	2,247,792

End of period	$1,027,965	$1,083,085	$1,065,024	$1,100,950	$1,524,985	$1,583,604

CHANGES IN UNITS OUTSTANDING:
Units issued	799	9,363	2,266	3,473		1,960
Units redeemed	(38,964)	(32,783)	(14,968)	(17,070)	(29,571)	(67,081)

Net decrease	(38,165)	(23,420)	(12,702)	(13,597)	(29,571)	(65,121)

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	LORD ABBETT VALUE OPPORTUNITIES FUND		MAINSTAY U.S. SMALL CAP FUND		MFS GROWTH FUND
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(6,247)	$(8,173)	$(975)	$(1,462)	$(814)	$(932)
Net realized gain (loss)	(4,520)	95,763	27,606	8,772	434	6,351
Change in net unrealized appreciation (depreciation) on investments	97,732	(154,460)	(9,480)	(14,209)	22,698	(5,129)

Increase (decrease) in net assets resulting from operations	86,965	(66,870)	17,151	(6,899)	22,318	290

CONTRACT TRANSACTIONS:
Purchase payments received	127,058	137,179	901	287	1,257	9
Transfers for contract benefits and terminations	(127,747)	(102,735)	(5,060)	(3,308)	(1,187)	(66,072)
Net transfers	(321,303)	84,935	(61,071)	(16,953)	55,674	(9)
Contract maintenance charges	(158)	(1,065)	(36)	(34)	(45)	(20)
Other, net	(5,576)		(19)		(260)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(327,726)	118,314	(65,285)	(20,008)	55,439	(66,092)

Total increase (decrease) in net assets	(240,761)	51,444	(48,134)	(26,907)	77,757	(65,802)

NET ASSETS:
Beginning of period	1,076,624	1,025,180	185,463	212,370	133,526	199,328

End of period	$835,863	$1,076,624	$137,329	$185,463	$211,283	$133,526

CHANGES IN UNITS OUTSTANDING:
Units issued	26,478	87,414	85	952	4,097	15
Units redeemed	(49,815)	(79,813)	(6,075)	(2,805)	(151)	(6,014)

Net increase (decrease)	(23,337)	7,601	(5,990)	(1,853)	3,946	(5,999)

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	OPPENHEIMER CAPITAL APPRECIATION FUND		OPPENHEIMER GLOBAL FUND		PIMCO TOTAL RETURN FUND
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6,925)	$(19,319)	$97,940	$268,177	$798,228	$689,317
Net realized gain (loss)	148,736	(77,879)	(87,876)	(400,283)	801,382	22,255
Change in net unrealized appreciation (depreciation) on investments	208,135	30,366	3,821,480	(1,923,052)	514,685	1,819

Increase (decrease) in net assets resulting from operations	349,946	(66,832)	3,831,544	(2,055,158)	2,114,295	713,391

CONTRACT TRANSACTIONS:
Purchase payments received	265,299	213,584	3,352,292	3,064,329	1,745,927	1,958,268
Transfers for contract benefits and terminations	(253,231)	(328,211)	(2,659,080)	(1,490,883)	(3,944,783)	(2,427,206)
Net transfers	(289,358)	(20,991)	(3,415,823)	1,623,119	3,242,870	(326,420)
Contract maintenance charges	(2,243)	(1,083)	(58,223)	(51,103)	(24,807)	(27,246)
Other, net	(120)		(45,278)		(9,884)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(279,653)	(136,701)	(2,826,112)	3,145,462	1,009,323	(822,604)

Total increase (decrease) in net assets	70,293	(203,533)	1,005,432	1,090,304	3,123,618	(109,213)

NET ASSETS:
Beginning of period	2,730,490	2,934,023	19,287,454	18,197,150	22,184,208	22,293,421

End of period	$2,800,783	$2,730,490	$20,292,886	$19,287,454	$25,307,826	$22,184,208

CHANGES IN UNITS OUTSTANDING:
Units issued	63,671	58,657	437,483	543,707	412,220	423,961
Units redeemed	(85,288)	(71,112)	(602,444)	(352,177)	(357,126)	(482,059)

Net increase (decrease)	(21,617)	(12,455)	(164,961)	191,530	55,094	(58,098)

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	PIONEER EQUITY INCOME VCT PORTFOLIO		PUTNAM HIGH YIELD ADVANTAGE FUND		PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$38,064	$19,642	$108,924	$111,018	$23,359	$116,062
Net realized gain (loss)	67,819	107,518	11,179	30,618	(487,733)	140,497
Change in net unrealized appreciation (depreciation) on investments	12,824	(22,269)	116,397	(127,576)	1,226,664	(1,476,582)

Increase (decrease) in net assets resulting from operations	118,707	104,891	236,500	14,060	762,290	(1,220,023)

CONTRACT TRANSACTIONS:
Purchase payments received	78,285	107,176	142,031	161,578	569,010	991,496
Transfers for contract benefits and terminations	(160,129)	(173,879)	(266,227)	(311,718)	(298,087)	(426,785)
Net transfers	(247,569)	(786,426)	785,091	(275,087)	(431,296)	1,745,998
Contract maintenance charges	(387)	(2,440)	(855)	(367)	(13,055)	(18,412)
Other, net	(3,225)		1,884		(11,991)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(333,025)	(855,569)	661,924	(425,594)	(185,419)	2,292,297

Total increase (decrease) in net assets	(214,318)	(750,678)	898,424	(411,534)	576,871	1,072,274

NET ASSETS:
Beginning of period	1,357,150	2,107,828	1,428,770	1,840,304	4,292,015	3,219,741

End of period	$1,142,832	$1,357,150	$2,327,194	$1,428,770	$4,868,886	$4,292,015

CHANGES IN UNITS OUTSTANDING:
Units issued	12,145	62,585	86,459	82,290	442,146	583,313
Units redeemed	(33,311)	(117,243)	(38,330)	(118,901)	(479,994)	(349,222)

Net increase (decrease)	(21,166)	(54,658)	48,129	(36,611)	(37,848)	234,091

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	RIDGEWORTH SMALL CAP GROWTH STOCK FUND		ROYCE TOTAL RETURN FUND		RS SELECT GROWTH FUND
	2012	2011	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(69,985)	$(70,183)	$23,885	$14,053	$(2,562)	$(2,352)
Net realized gain	2,494,136	1,365,435	305,799	454,298	15,810	11,417
Change in net unrealized appreciation on investments	(1,121,451)	(1,393,692)	32,849	(612,885)	34,373	4,065

Increase in net assets resulting from operations	1,302,700	(98,440)	362,533	(144,534)	47,621	13,130

CONTRACT TRANSACTIONS:
Purchase payments received	855,551	998,984	382,084	631,811	12,321	3,943
Transfers for contract benefits and terminations	(968,220)	(715,910)	(387,966)	(428,040)	(15,342)	(22,332)
Net transfers	(813,723)	544,075	(457,978)	(1,913,290)	39,794	475
Contract maintenance charges	(3,156)	(4,031)	(10,186)	(19,287)	(294)	(120)
Other, net	(9,056)		(12,490)		(80)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(938,604)	823,118	(486,536)	(1,728,806)	36,399	(18,034)

Total increase (decrease) in net assets	364,096	724,678	(124,003)	(1,873,340)	84,020	(4,904)

NET ASSETS:
Beginning of period	9,952,505	9,227,827	3,020,604	4,893,944	270,607	275,511

End of period	$10,316,601	$9,952,505	$2,896,601	$3,020,604	$354,627	$270,607

CHANGES IN UNITS OUTSTANDING:
Units issued	223,810	425,365	185,917	192,745	5,665	2,307
Units redeemed	(296,189)	(364,381)	(232,046)	(363,566)	(3,506)	(3,418)

Net increase (decrease)	(72,379)	60,984	(46,129)	(170,821)	2,159	(1,111)

The accompanying notes are an integral part of these financial statements.	(Continued	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2011

	INVESTMENT DIVISIONS

	RS SMALL CAP GROWTH FUND
	2012	2011
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(14,290)	$(15,503)
Net realized gain (loss)	63,250	75,447
Change in net unrealized appreciation (depreciation) on investments	120,551	(100,248)

Increase (decrease) in net assets resulting from operations	169,511	(40,304)

CONTRACT TRANSACTIONS:
Purchase payments received	1,945	2,364
Transfers for contract benefits and terminations	(126,531)	(166,249)
Net transfers	(21,066)	(22,910)
Contract maintenance charges	(756)	(742)
Other, net	(380)
Adjustments to net assets allocated to contracts in payout phase

Decrease in net assets resulting from contract transactions	(146,788)	(187,537)

Total increase (decrease) in net assets	22,723	(227,841)

NET ASSETS:
Beginning of period	1,292,973	1,520,814

End of period	$1,315,696	$1,292,973

CHANGES IN UNITS OUTSTANDING:
Units issued	645	3,184
Units redeemed	(22,125)	(30,612)

Net decrease	(21,480)	(27,428)

The accompanying notes are an integral part of these financial statements.	(Concluded	)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2012

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The FutureFunds Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

During 2012, the only investments of each of the Investment Divisions of the Series Account were in underlying registered investment companies that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Series Account recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no transfers between Levels 1 and 2 during the year.

Risk Factors

Investing in the Series Account may involve certain risks including, but not limited to, those described below.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Investment Divisions. These events may have adverse effects on the Investment Divisions such as a decline in the value and liquidity of many securities held by the Investment Divisions, and a decrease in net asset value.

The Investment Divisions investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the Investment Divisions to be subject to larger short-term declines in value.

The Investment Divisions may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Investment Divisions to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

The Series Account may have Investment Divisions that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Investment Divisions may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The Investment Divisions may invest in securities of governmental agencies. Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Other, Net

The amounts reported as Other, net on the Statement of Changes in Net Assets of the applicable Investment Divisions consist of loans from participant accounts and loan repayments to participant accounts.

Application of Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Series Account adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU 2011-04 did not have an impact on the Series Account’s financial position or the results of its operations.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

Investment Division	Purchases	Sales
Alger Balanced Portfolio	$53,804	$325,485
Alger Mid Cap Growth Portfolio	511,677	2,118,318
American Century Investments Equity Income Fund	1,889,492	2,434,368

Investment Division	Purchases	Sales
American Century Investments Income & Growth Fund	$2,396	$16,658
American Funds The Growth Fund Of America	1,375,309	1,411,865
Artisan International Fund	6,124,562	1,957,057
Columbia Mid Cap Value Fund	236,988	5,540,593
Columbia Variable Portfolio - Asset Allocation Fund	2,574	32,230
Davis New York Venture Fund	690,965	1,060,436
Federated Capital Appreciation Fund	338,793	509,062
Fidelity VIP Contrafund Portfolio	1,612,589	4,440,863
Fidelity VIP Growth Portfolio	1,283,410	7,450,230
Franklin Small-Mid Cap Growth Fund	4,162	33,307
Great-West Aggressive Profile I Fund	5,890,654	13,142,984
Great-West Ariel Midcap Value Fund	4,736,383	6,915,204
Great-West Ariel Small-Cap Value Fund	1,285,721	2,808,850
Great-West Bond Index Fund	6,256,825	3,645,975
Great-West Conservative Profile I Fund	6,636,888	5,759,575
Great-West Invesco ADR Fund	1,656,206	3,075,482
Great-West Lifetime 2015 Fund II	1,742,793	1,543,649
Great-West Lifetime 2025 Fund II	1,338,327	1,418,598
Great-West Lifetime 2035 Fund II	1,844,417	869,717
Great-West Lifetime 2045 Fund II	1,160,718	500,416
Great-West Lifetime 2055 Fund II	414,359	173,346
Great-West Loomis Sayles Bond Fund	6,939,186	4,080,758
Great-West Loomis Sayles Small-Cap Value Fund	596,727	2,508,618
Great-West MFS International Value Fund	2,424,354	4,328,781
Great-West Moderate Profile I Fund	19,353,868	59,100,838
Great-West Moderately Aggressive Profile I Fund	11,924,122	23,953,676
Great-West Moderately Conservative Profile I Fund	10,785,353	6,674,805
Great-West Money Market Fund	5,337,324	11,766,137
Great-West S&P Small Cap 600® Index Fund	3,603,117	2,598,900
Great-West Small-Cap Growth Fund	709,919	1,688,180
Great-West Stock Index Fund	9,393,198	22,161,779
Great-West T. Rowe Price Equity/Income Fund	2,331,410	5,890,394
Great-West T. Rowe Price Midcap Growth Fund	6,498,744	5,717,066
Great-West U.S. Government Mortgage Securities Fund	4,764,712	2,938,746
Invesco American Franchise Fund	41,187	206,108
Invesco American Value Fund	7,043,586	705,847
Invesco Comstock Fund	760,942	718,493
Invesco Dynamics Fund	53,539	228,636
Invesco Small Cap Growth Fund	102,509	88,510
Janus Aspen Worldwide Portfolio	123,644	222,884
Janus Fund	2,108	4,011
Janus Twenty Fund	53,835	591,905
Janus Worldwide Fund	12,823	251,915
Jensen Quality Growth Fund	32,811	192,806
Legg Mason Capital Management Value Trust	17,331	296,727
Lord Abbett Value Opportunities Fund	240,524	574,488
Mainstay U.S. Small Cap Fund	1,173	67,425
MFS Growth Fund	57,255	2,622
Oppenheimer Capital Appreciation Fund	493,739	780,183
Oppenheimer Global Fund	3,426,331	6,120,155

Investment Division	Purchases	Sales
Pimco Total Return Fund	$5,987,045	$3,589,324
Pioneer Equity Income VCT Portfolio	181,451	476,380
Putnam High Yield Advantage Fund	1,106,422	335,464
Putnam International Capital Opportunities Fund	3,035,283	3,197,238
Ridgeworth Small Cap Growth Stock Fund	3,742,799	3,328,182
Royce Total Return Fund	1,292,754	1,591,063
RS Select Growth Fund	79,824	45,970
RS Small Cap Growth Fund	2,520	163,524

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts from each participant’s account in the FutureFunds contract, a $30 annual maintenance charge and from each participant’s account in the FutureFunds Select contract a $100 annual maintenance charge on the first day of each calendar year. If the account is established after the beginning of the year, the charge is deducted on the first day of the next calendar quarter and is prorated for the portion of the year remaining. This charge is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Charges Incurred for Total or Partial Surrenders

The Company deducts charges for total or partial surrenders of a contract in excess of the “free amount” before the retirement date by a deduction from a participant’s account. The “free amount” is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company presently intends to pay any premium tax levied by any governmental entity as a result of the existence of the participant accounts or the Series Account.

Loan Fees

To compensate the Company for the administration of loans, an annual maintenance fee of $25 to $100 from each participant account is charged on the anniversaries of the loan origination. The annual maintenance fee is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company deducts an amount, computed and accrued daily, from the unit value of each Investment Division of the Series Account, equal to an annual rate of 0.00% to 1.25%, depending on the size of the contract. These charges compensate the Company for its assumption of certain mortality, death benefit and expense risks. The level of this charge is guaranteed and will not change. These charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Related Party Transactions

The portfolios of Great-West Funds, Inc., which are underlying certain Investment Divisions, are registered investment companies affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2012, including the estimates inherent in the process of preparing these financial statements, through March 29, 2013, the date the financial statements were available to be issued. No subsequent events requiring adjustment or disclosure have occurred.

5.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. As the total returns for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
ALGER BALANCED PORTFOLIO
2012	121	$13.26	to	$15.65	$1,654	1.40%	0.00%	to	1.25%	4.91%	to	6.17%
2011	141	$12.64	to	$14.74	$1,841	2.79%	0.00%	to	1.25%	(1.17) %	to	0.07%
2010	154	$12.79	to	$14.73	$2,020	2.60%	0.00%	to	1.25%	8.94%	to	10.34%
2009	179	$11.74	to	$13.35	$2,150	3.19%	0.00%	to	1.25%	27.61%	to	29.24%
2008	198	$9.20	to	$10.33	$1,856	2.59%	0.00%	to	1.25%	(32.60) %	to	(31.77) %
ALGER MID CAP GROWTH PORTFOLIO
2012	712	$15.92	to	$18.80	$11,758	0.00%	0.00%	to	1.25%	14.70%	to	16.19%
2011	817	$13.88	to	$16.18	$11,569	0.33%	0.00%	to	1.25%	(9.40) %	to	(8.28) %
2010	891	$15.32	to	$17.64	$13,862	0.00%	0.00%	to	1.25%	17.94%	to	19.35%
2009	1,066	$12.99	to	$14.78	$14,118	0.00%	0.00%	to	1.25%	49.83%	to	51.75%
2008	1,051	$8.67	to	$9.74	$9,296	0.17%	0.00%	to	1.25%	(58.89) %	to	(58.36) %
AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND
2012	556	$22.02	to	$25.75	$12,347	2.56%	0.00%	to	1.25%	10.16%	to	11.52%
2011	596	$19.99	to	$23.09	$11,978	2.69%	0.00%	to	1.25%	2.25%	to	3.59%
2010	590	$19.55	to	$22.29	$11,274	3.10%	0.00%	to	1.25%	11.91%	to	13.26%
2009	613	$17.47	to	$19.68	$10,336	2.84%	0.00%	to	1.25%	10.85%	to	12.26%
2008	639	$15.76	to	$17.53	$10,055	3.37%	0.00%	to	1.25%	(21.04) %	to	(20.06) %
AMERICAN CENTURY INVESTMENTS INCOME & GROWTH FUND
2012	9	$11.86	to	$11.86	$113	2.07%	0.75%	to	0.75%	13.71%	to	13.71%
2011	11	$10.43	to	$10.43	$113	1.51%	0.75%	to	0.75%	2.25%	to	2.25%
2010	25	$10.20	to	$16.35	$260	1.46%	0.00%	to	0.75%	13.21%	to	14.10%
2009	23	$9.01	to	$14.33	$207	2.24%	0.00%	to	0.75%	17.01%	to	17.85%
2008	21	$7.70	to	$12.16	$159	1.67%	0.00%	to	0.75%	(35.13) %	to	(34.66) %
AMERICAN FUNDS THE GROWTH FUND OF AMERICA
(Effective date 08/10/2006)
2012	714	$11.64	to	$12.61	$8,592	0.51%	0.00%	to	1.25%	18.78%	to	20.21%
2011	716	$9.80	to	$10.49	$7,234	0.34%	0.00%	to	1.25%	(6.40) %	to	(5.15) %
2010	758	$10.47	to	$11.06	$8,131	0.65%	0.00%	to	1.25%	10.56%	to	11.94%
2009	695	$9.47	to	$9.88	$6,680	0.63%	0.00%	to	1.25%	32.45%	to	34.24%
2008	750	$7.15	to	$7.36	$5,440	0.87%	0.00%	to	1.25%	(39.97) %	to	(39.27) %
ARTISAN INTERNATIONAL FUND
2012	1,632	$12.09	to	$14.14	$22,434	1.34%	0.00%	to	1.25%	23.87%	to	25.35%
2011	1,324	$9.76	to	$11.28	$14,347	1.34%	0.00%	to	1.25%	(8.44) %	to	(7.24) %
2010	1,386	$10.66	to	$12.16	$16,376	0.89%	0.00%	to	1.25%	4.61%	to	5.92%
2009	1,603	$10.19	to	$11.48	$18,206	1.39%	0.00%	to	1.25%	38.08%	to	39.66%
2008	1,575	$7.38	to	$8.22	$12,538	0.87%	0.00%	to	1.25%	(47.62) %	to	(46.93) %
COLUMBIA MID CAP VALUE FUND
(Effective date 05/27/2008)
2012	108	$10.29	to	$10.90	$1,155	0.26%	0.00%	to	1.25%	14.84%	to	16.33%
2011	639	$8.96	to	$9.37	$5,947	0.43%	0.00%	to	1.25%	(5.78) %	to	(4.58) %
2010	276	$9.51	to	$9.82	$2,693	1.11%	0.00%	to	1.25%	21.15%	to	22.60%
2009	211	$7.85	to	$8.01	$1,686	0.66%	0.00%	to	1.25%	30.18%	to	31.96%
2008	104	$6.03	to	$6.07	$631	1.14%	0.00%	to	1.25%	(39.70) %	to	(39.30) %
												(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND
2012	5	$16.76	to	$20.01	$88	2.44%	0.00%	to	0.75%	12.18%	to	12.99%
2011	7	$14.94	to	$17.71	$108	2.61%	0.00%	to	0.75%	(1.58) %	to	(0.78) %
2010	7	$15.18	to	$17.85	$109	2.77%	0.00%	to	0.75%	12.61%	to	13.19%
2009	13	$13.48	to	$15.77	$169	4.10%	0.00%	to	0.75%	22.99%	to	24.17%
2008	13	$10.96	to	$12.70	$138	3.23%	0.00%	to	0.75%	(28.83) %	to	(28.29) %
DAVIS NEW YORK VENTURE FUND
(Effective date 08/10/2006)
2012	374	$10.10	to	$10.94	$3,930	0.94%	0.00%	to	1.25%	10.99%	to	12.32%
2011	425	$9.10	to	$9.74	$4,009	0.23%	0.00%	to	1.25%	(6.28) %	to	(5.07) %
2010	480	$9.71	to	$10.26	$4,796	0.77%	0.00%	to	1.25%	10.34%	to	11.76%
2009	531	$8.80	to	$9.18	$4,786	0.38%	0.00%	to	1.25%	29.99%	to	31.52%
2008	574	$6.77	to	$6.98	$3,957	0.95%	0.00%	to	1.25%	(41.03) %	to	(40.24) %
FEDERATED CAPITAL APPRECIATION FUND
2012	290	$11.83	to	$13.51	$3,617	0.71%	0.00%	to	1.25%	8.63%	to	9.93%
2011	305	$10.89	to	$12.29	$3,502	0.53%	0.00%	to	1.25%	(6.44) %	to	(5.24) %
2010	379	$11.64	to	$12.97	$4,639	0.58%	0.00%	to	1.25%	11.17%	to	12.59%
2009	424	$10.47	to	$11.52	$4,641	0.60%	0.00%	to	1.25%	12.70%	to	14.17%
2008	586	$9.29	to	$10.09	$5,703	0.86%	0.00%	to	1.25%	(29.83) %	to	(28.99) %
FIDELITY VIP CONTRAFUND PORTFOLIO
2012	1,688	$21.42	to	$25.56	$37,288	1.33%	0.00%	to	1.25%	14.98%	to	16.39%
2011	1,832	$18.63	to	$21.96	$34,998	1.02%	0.00%	to	1.25%	(3.72) %	to	(2.49) %
2010	1,911	$19.35	to	$22.52	$37,574	1.25%	0.00%	to	1.25%	15.73%	to	17.17%
2009	1,991	$16.72	to	$19.22	$33,683	1.53%	0.00%	to	1.25%	34.08%	to	35.73%
2008	1,811	$12.47	to	$14.16	$22,951	1.01%	0.00%	to	1.25%	(43.24) %	to	(42.51) %
FIDELITY VIP GROWTH PORTFOLIO
2012	2,628	$27.59	to	$16.35	$59,046	0.58%	0.00%	to	1.25%	13.26%	to	14.66%
2011	2,884	$24.36	to	$14.26	$57,273	0.36%	0.00%	to	1.25%	(1.02) %	to	0.21%
2010	3,109	$24.61	to	$14.23	$62,499	0.27%	0.00%	to	1.25%	22.62%	to	24.17%
2009	3,401	$20.07	to	$11.46	$56,118	0.43%	0.00%	to	1.25%	26.70%	to	28.33%
2008	3,951	$15.84	to	$8.93	$50,818	0.80%	0.00%	to	1.25%	(47.83) %	to	(47.19) %
FRANKLIN SMALL-MID CAP GROWTH FUND
2012	4	$10.00	to	$10.00	$45	0.00%	0.75%	to	0.75%	10.01%	to	10.01%
2011	8	$9.09	to	$9.09	$71	0.00%	0.75%	to	0.75%	(5.61) %	to	(5.61) %
2010	10	$9.63	to	$22.38	$98	0.00%	0.00%	to	0.75%	27.38%	to	28.47%
2009	13	$7.56	to	$17.42	$96	0.00%	0.00%	to	0.75%	42.11%	to	43.14%
2008	13	$5.32	to	$12.17	$70	0.00%	0.00%	to	0.75%	(42.92) %	to	(42.51) %
GREAT-WEST AGGRESSIVE PROFILE I FUND
2012	3,012	$18.20	to	$21.36	$61,562	0.85%	0.00%	to	1.25%	14.97%	to	16.47%
2011	3,424	$15.83	to	$18.34	$60,419	0.93%	0.00%	to	1.25%	(5.61) %	to	(4.43) %
2010	3,487	$16.77	to	$19.19	$64,250	0.61%	0.00%	to	1.25%	14.16%	to	15.53%
2009	6,871	$14.69	to	$16.61	$112,011	0.84%	0.00%	to	1.25%	31.28%	to	32.99%
2008	6,701	$11.19	to	$12.49	$82,281	0.78%	0.00%	to	1.25%	(40.76) %	to	(40.01) %
												(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
GREAT-WEST ARIEL MIDCAP VALUE FUND
2012	1,058	$47.87	to	$32.56	$42,212	1.15%	0.00%	to	1.25%	18.73%	to	20.24%
2011	1,221	$40.32	to	$27.08	$40,596	0.43%	0.00%	to	1.25%	(8.03) %	to	(6.88) %
2010	1,325	$43.84	to	$29.08	$47,377	0.11%	0.00%	to	1.25%	18.07%	to	19.52%
2009	1,546	$37.13	to	$24.33	$45,281	0.22%	0.00%	to	1.25%	61.36%	to	63.40%
2008	1,576	$23.01	to	$14.89	$29,743	2.30%	0.00%	to	1.25%	(41.29) %	to	(40.54) %
GREAT-WEST ARIEL SMALL-CAP VALUE FUND
2012	385	$42.22	to	$30.03	$12,923	0.54%	0.00%	to	1.25%	18.70%	to	20.17%
2011	440	$35.57	to	$24.99	$12,233	0.00%	0.00%	to	1.25%	(12.45) %	to	(11.32) %
2010	558	$40.63	to	$28.18	$16,674	0.00%	0.00%	to	1.25%	27.73%	to	29.33%
2009	526	$31.81	to	$21.79	$12,876	0.16%	0.00%	to	1.25%	64.14%	to	66.21%
2008	2,112	$19.38	to	$13.11	$28,956	1.29%	0.00%	to	1.25%	(46.61) %	to	(45.94) %
GREAT-WEST BOND INDEX FUND
2012	1,248	$17.98	to	$21.23	$24,142	2.49%	0.00%	to	1.25%	2.57%	to	3.92%
2011	1,158	$17.53	to	$20.43	$21,400	2.74%	0.00%	to	1.25%	5.86%	to	7.19%
2010	1,064	$16.56	to	$19.06	$18,251	3.28%	0.00%	to	1.25%	5.21%	to	6.48%
2009	1,193	$15.74	to	$17.90	$19,047	4.02%	0.00%	to	1.25%	4.86%	to	6.17%
2008	1,157	$15.01	to	$16.86	$17,661	4.59%	0.00%	to	1.25%	5.04%	to	6.44%
GREAT-WEST CONSERVATIVE PROFILE I FUND
2012	1,504	$18.43	to	$21.50	$31,237	2.66%	0.00%	to	1.25%	7.65%	to	9.03%
2011	1,521	$17.12	to	$19.72	$28,991	2.11%	0.00%	to	1.25%	(0.17) %	to	1.02%
2010	1,366	$17.15	to	$19.52	$25,650	1.98%	0.00%	to	1.25%	7.39%	to	8.75%
2009	2,902	$15.97	to	$17.95	$51,166	2.94%	0.00%	to	1.25%	18.91%	to	20.39%
2008	2,905	$13.43	to	$14.91	$42,653	3.88%	0.00%	to	1.25%	(14.84) %	to	(13.77) %
GREAT-WEST INVESCO ADR FUND
2012	391	$20.44	to	$14.58	$6,496	9.50%	0.00%	to	1.25%	13.18%	to	14.62%
2011	535	$18.06	to	$12.72	$7,638	2.24%	0.00%	to	1.25%	(15.88) %	to	(14.86) %
2010	608	$21.47	to	$14.94	$10,250	1.69%	0.00%	to	1.25%	4.27%	to	5.58%
2009	625	$20.59	to	$14.15	$10,151	1.97%	0.00%	to	1.25%	29.01%	to	30.66%
2008	703	$15.96	to	$10.83	$8,935	2.72%	0.00%	to	1.25%	(40.95) %	to	(40.20) %
GREAT-WEST LIFETIME 2015 FUND II
(Effective date 05/05/2009)
2012	402	$14.09	to	$14.74	$5,838	2.33%	0.00%	to	1.25%	10.51%	to	11.92%
2011	401	$12.75	to	$13.17	$5,247	4.45%	0.00%	to	1.25%	0.24%	to	1.46%
2010	321	$12.72	to	$12.98	$4,147	2.60%	0.00%	to	1.25%	10.23%	to	11.61%
2009	12	$11.54	to	$11.63	$143	1.07%	0.00%	to	1.25%	15.40%	to	16.30%
GREAT-WEST LIFETIME 2025 FUND II
(Effective date 05/05/2009)
2012	208	$14.60	to	$15.28	$3,133	2.00%	0.00%	to	1.25%	12.57%	to	13.94%
2011	220	$12.97	to	$13.41	$2,928	4.44%	0.00%	to	1.25%	(2.26) %	to	(1.03) %
2010	139	$13.27	to	$13.55	$1,878	2.29%	0.00%	to	1.25%	11.79%	to	13.29%
2009	24	$11.87	to	$11.96	$285	0.97%	0.00%	to	1.25%	18.70%	to	19.60%
												(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31							For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)		Investment Income Ratio	Expense Ratio lowest to highest			Total Return
			(a)		(b)							(a)		(b)
GREAT-WEST LIFETIME 2035 FUND II
(Effective date 05/08/2009)
2012	361		$14.98	to	$15.68	$5,614		1.86%	0.00%	to	1.25%	14.35%	to	15.81%
2011	306		$13.10	to	$13.54	$4,120		3.96%	0.00%	to	1.25%	(4.38) %	to	(3.15) %
2010	268		$13.70	to	$13.98	$3,739		2.11%	0.00%	to	1.25%	13.22%	to	14.59%
2009	7		$12.10	to	$12.20	$88		0.95%	0.00%	to	1.25%	21.00%	to	22.00%
GREAT-WEST LIFETIME 2045 FUND II
(Effective date 05/08/2009)
2012	303		$15.06	to	$15.76	$4,762		1.73%	0.00%	to	1.25%	14.96%	to	16.40%
2011	267		$13.10	to	$13.54	$3,613		3.57%	0.00%	to	1.25%	(5.28) %	to	(4.04) %
2010	239		$13.83	to	$14.11	$3,373		1.86%	0.00%	to	1.25%	13.55%	to	15.00%
2009	0	*	$12.18	to	$12.27	$0	*	0.00%	0.00%	to	1.25%	21.80%	to	22.70%
GREAT-WEST LIFETIME 2055 FUND II
(Effective date 05/08/2009)
2012	95		$15.05	to	$15.75	$1,495		1.74%	0.00%	to	1.25%	15.15%	to	16.58%
2011	82		$13.07	to	$13.51	$1,108		4.36%	0.00%	to	1.25%	(5.70) %	to	(4.52) %
2010	72		$13.86	to	$14.15	$1,017		1.86%	0.00%	to	1.25%	13.51%	to	14.95%
GREAT-WEST LOOMIS SAYLES BOND FUND
2012	1,385		$43.05	to	$34.22	$48,804		4.92%	0.00%	to	1.25%	14.59%	to	16.04%
2011	1,364		$37.57	to	$29.49	$41,783		5.52%	0.00%	to	1.25%	3.13%	to	4.43%
2010	1,691		$36.43	to	$28.24	$49,176		6.20%	0.00%	to	1.25%	11.37%	to	12.73%
2009	2,893		$32.71	to	$25.05	$74,009		5.98%	0.00%	to	1.25%	36.75%	to	38.47%
2008	2,965		$23.92	to	$18.09	$55,894		7.74%	0.00%	to	1.25%	(22.71) %	to	(21.76) %
GREAT-WEST LOOMIS SAYLES SMALL-CAP VALUE FUND
2012	348		$25.09	to	$29.64	$8,971		0.75%	0.00%	to	1.25%	14.46%	to	15.92%
2011	435		$21.92	to	$25.57	$9,767		0.17%	0.00%	to	1.25%	(3.22) %	to	(2.03) %
2010	450		$22.65	to	$26.10	$10,306		0.48%	0.00%	to	1.25%	22.43%	to	23.99%
2009	492		$18.50	to	$21.05	$9,045		0.36%	0.00%	to	1.25%	26.28%	to	27.81%
2008	646		$14.65	to	$16.47	$9,552		0.21%	0.00%	to	1.25%	(33.47) %	to	(32.64) %
GREAT-WEST MFS INTERNATIONAL VALUE FUND
2012	1,274		$21.27	to	$17.57	$24,518		0.81%	0.00%	to	1.25%	15.72%	to	17.21%
2011	1,368		$18.38	to	$14.99	$22,805		1.56%	0.00%	to	1.25%	(3.06) %	to	(1.90) %
2010	1,448		$18.96	to	$15.28	$24,976		1.47%	0.00%	to	1.25%	7.85%	to	9.22%
2009	1,616		$17.58	to	$13.99	$26,019		0.91%	0.00%	to	1.25%	30.22%	to	31.86%
2008	1,779		$13.50	to	$10.61	$22,245		1.45%	0.00%	to	1.25%	(54.35) %	to	(53.77) %
GREAT-WEST MODERATE PROFILE I FUND
2012	6,467		$19.41	to	$22.89	$141,341		2.02%	0.00%	to	1.25%	10.85%	to	12.26%
2011	8,755		$17.51	to	$20.39	$172,148		1.46%	0.00%	to	1.25%	(2.45) %	to	(1.26) %
2010	8,918		$17.95	to	$20.65	$176,814		1.20%	0.00%	to	1.25%	10.12%	to	11.50%
2009	16,076		$16.30	to	$18.52	$291,016		1.69%	0.00%	to	1.25%	22.93%	to	24.46%
2008	16,297		$13.26	to	$14.88	$237,499		2.64%	0.00%	to	1.25%	(24.27) %	to	(23.30) %
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND
2012	5,874		$19.71	to	$23.01	$129,864		1.53%	0.00%	to	1.25%	12.50%	to	13.85%
2011	6,629		$17.52	to	$20.21	$128,731		1.32%	0.00%	to	1.25%	(3.36) %	to	(2.13) %
2010	6,780		$18.13	to	$20.65	$134,314		1.07%	0.00%	to	1.25%	11.71%	to	13.15%
2009	15,192		$16.23	to	$18.25	$272,316		1.62%	0.00%	to	1.25%	27.00%	to	28.52%
2008	15,180		$12.78	to	$14.20	$212,037		2.47%	0.00%	to	1.25%	(31.11) %	to	(30.22) %
														(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND
2012	2,494	$18.15	to	$21.44	$51,774	2.26%	0.00%	to	1.25%	9.21%	to	10.57%
2011	2,377	$16.62	to	$19.39	$44,494	1.74%	0.00%	to	1.25%	(1.31) %	to	(0.05) %
2010	2,230	$16.84	to	$19.40	$41,645	1.49%	0.00%	to	1.25%	8.65%	to	10.04%
2009	4,001	$15.50	to	$17.63	$69,117	2.10%	0.00%	to	1.25%	20.62%	to	22.09%
2008	4,023	$12.85	to	$14.44	$57,036	3.11%	0.00%	to	1.25%	(19.13) %	to	(18.14) %
GREAT-WEST MONEY MARKET FUND
2012	3,676	$21.76	to	$14.02	$62,776	0.00%	0.00%	to	1.25%	(1.23) %	to	0.00%
2011	4,026	$22.03	to	$14.02	$69,045	0.00%	0.00%	to	1.25%	(1.26) %	to	0.00%
2010	4,353	$22.31	to	$14.02	$75,955	0.00%	0.00%	to	1.25%	(1.24) %	to	0.00%
2009	5,088	$22.59	to	$14.02	$89,463	0.01%	0.00%	to	1.25%	(1.22) %	to	0.00%
2008	5,728	$22.87	to	$14.02	$103,561	1.89%	0.00%	to	1.25%	0.62%	to	1.96%
GREAT-WEST S&P SMALLCAP 600® INDEX FUND
2012	673	$37.21	to	$26.90	$20,106	1.60%	0.00%	to	1.25%	14.35%	to	15.85%
2011	653	$32.54	to	$23.22	$17,244	1.10%	0.00%	to	1.25%	(0.88) %	to	0.35%
2010	716	$32.83	to	$23.14	$18,951	0.70%	0.00%	to	1.25%	24.12%	to	25.69%
2009	781	$26.45	to	$18.41	$16,532	0.74%	0.00%	to	1.25%	23.43%	to	24.98%
2008	878	$21.43	to	$14.73	$15,318	0.88%	0.00%	to	1.25%	(32.20) %	to	(31.36) %
GREAT-WEST SMALL-CAP GROWTH FUND
2012	589	$28.98	to	$17.10	$14,171	0.00%	0.00%	to	1.25%	13.56%	to	15.00%
2011	660	$25.52	to	$14.87	$13,867	0.00%	0.00%	to	1.25%	(1.81) %	to	(0.60) %
2010	755	$25.99	to	$14.96	$16,107	0.00%	0.00%	to	1.25%	22.13%	to	23.74%
2009	881	$21.28	to	$12.09	$15,207	0.00%	0.00%	to	1.25%	30.47%	to	32.13%
2008	990	$16.31	to	$9.15	$13,112	0.00%	0.00%	to	1.25%	(42.00) %	to	(41.31) %
GREAT-WEST STOCK INDEX FUND
2012	5,471	$88.71	to	$16.30	$193,422	1.65%	0.00%	to	1.25%	14.05%	to	15.52%
2011	5,790	$77.78	to	$14.11	$185,727	1.39%	0.00%	to	1.25%	(0.04) %	to	1.22%
2010	6,369	$77.81	to	$13.94	$206,190	1.43%	0.00%	to	1.25%	14.04%	to	15.40%
2009	6,958	$68.23	to	$12.08	$201,701	1.72%	0.00%	to	1.25%	25.19%	to	26.76%
2008	7,332	$54.50	to	$9.53	$178,058	1.66%	0.00%	to	1.25%	(38.06) %	to	(37.26) %
GREAT-WEST T. ROWE PRICE EQUITY/INCOME FUND
2012	1,978	$35.85	to	$20.73	$57,269	2.08%	0.00%	to	1.25%	15.76%	to	17.18%
2011	2,131	$30.97	to	$17.69	$53,164	1.81%	0.00%	to	1.25%	(2.12) %	to	(0.90) %
2010	2,378	$31.64	to	$17.85	$60,509	1.76%	0.00%	to	1.25%	13.65%	to	15.09%
2009	2,600	$27.84	to	$15.51	$58,924	2.01%	0.00%	to	1.25%	23.62%	to	25.18%
2008	2,670	$22.52	to	$12.39	$50,886	2.63%	0.00%	to	1.25%	(36.97) %	to	(36.17) %
GREAT-WEST T. ROWE PRICE MIDCAP GROWTH FUND
2012	1,664	$30.76	to	$36.16	$55,045	0.69%	0.00%	to	1.25%	12.26%	to	13.71%
2011	1,711	$27.40	to	$31.80	$50,169	1.19%	0.00%	to	1.25%	(2.91) %	to	(1.70) %
2010	1,994	$28.22	to	$32.35	$59,600	0.00%	0.00%	to	1.25%	25.93%	to	27.56%
2009	3,609	$22.41	to	$25.36	$87,611	0.00%	0.00%	to	1.25%	43.10%	to	44.83%
2008	3,672	$15.66	to	$17.51	$62,255	0.00%	0.00%	to	1.25%	(41.11) %	to	(40.36) %
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
2012	1,662	$24.65	to	$21.40	$37,874	3.01%	0.00%	to	1.25%	1.94%	to	3.23%
2011	1,610	$24.18	to	$20.73	$36,359	3.35%	0.00%	to	1.25%	4.40%	to	5.71%
2010	1,805	$23.16	to	$19.61	$38,432	3.61%	0.00%	to	1.25%	4.23%	to	5.54%
2009	2,009	$22.22	to	$18.58	$40,460	4.05%	0.00%	to	1.25%	4.71%	to	6.05%
2008	2,128	$21.22	to	$17.52	$41,211	4.50%	0.00%	to	1.25%	5.15%	to	6.44%
												(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESCO AMERICAN FRANCHISE FUND
2012	81	$6.64	to	$7.77	$567	0.02%	0.00%	to	1.25%	11.78%	to	13.27%
2011	103	$5.94	to	$6.86	$656	0.00%	0.00%	to	1.25%	(8.05) %	to	(6.92) %
2010	87	$6.46	to	$7.37	$595	0.00%	0.00%	to	1.25%	15.56%	to	17.17%
2009	92	$5.59	to	$6.29	$542	0.18%	0.00%	to	1.25%	23.40%	to	24.80%
2008	101	$4.53	to	$5.04	$482	0.00%	0.00%	to	1.25%	(38.78) %	to	(38.01) %
INVESCO AMERICAN VALUE FUND
(Effective date 05/27/2008)
2012	818	$11.59	to	$12.28	$9,960	0.26%	0.00%	to	1.25%	15.21%	to	16.73%
2011	267	$10.06	to	$10.52	$2,790	0.04%	0.00%	to	1.25%	(0.89) %	to	0.38%
2010	385	$10.15	to	$10.48	$4,015	0.08%	0.00%	to	1.25%	19.98%	to	21.44%
2009	129	$8.46	to	$8.63	$1,108	0.51%	0.00%	to	1.25%	37.34%	to	38.97%
2008	19	$6.16	to	$6.21	$119	0.29%	0.00%	to	1.25%	(38.40) %	to	(37.90) %
INVESCO COMSTOCK FUND
(Effective date 08/10/2006)
2012	190	$11.13	to	$12.05	$2,213	1.31%	0.00%	to	1.25%	17.03%	to	18.49%
2011	187	$9.51	to	$10.17	$1,855	1.11%	0.00%	to	1.25%	(3.35) %	to	(2.12) %
2010	168	$9.84	to	$10.39	$1,698	1.21%	0.00%	to	1.25%	13.89%	to	15.32%
2009	183	$8.64	to	$9.01	$1,616	1.26%	0.00%	to	1.25%	27.62%	to	29.08%
2008	163	$6.77	to	$6.98	$1,118	1.98%	0.00%	to	1.25%	(36.91) %	to	(36.08) %
INVESCO DYNAMICS FUND
2012	165	$7.36	to	$8.62	$1,295	0.95%	0.00%	to	1.25%	11.52%	to	12.98%
2011	187	$6.60	to	$7.63	$1,321	2.57%	0.00%	to	1.25%	(5.58) %	to	(4.39) %
2010	199	$6.99	to	$7.98	$1,494	0.00%	0.00%	to	1.25%	21.78%	to	23.34%
2009	227	$5.74	to	$6.47	$1,421	0.00%	0.00%	to	1.25%	41.03%	to	42.83%
2008	254	$4.07	to	$4.53	$1,082	0.00%	0.00%	to	1.25%	(47.69) %	to	(47.02) %
INVESCO SMALL CAP GROWTH FUND
2012	50	$16.31	to	$18.63	$857	0.00%	0.00%	to	1.25%	16.83%	to	18.36%
2011	53	$13.96	to	$15.74	$777	0.00%	0.00%	to	1.25%	(2.45) %	to	(1.25) %
2010	52	$14.31	to	$15.94	$768	0.00%	0.00%	to	1.25%	24.65%	to	26.31%
2009	58	$11.48	to	$12.62	$687	0.00%	0.00%	to	1.25%	32.87%	to	34.54%
2008	69	$8.64	to	$9.38	$608	0.00%	0.00%	to	1.25%	(39.54) %	to	(38.81) %
JANUS ASPEN WORLDWIDE PORTFOLIO
2012	106	$14.41	to	$17.74	$1,477	0.89%	0.00%	to	0.95%	18.99%	to	20.11%
2011	114	$12.11	to	$14.77	$1,335	0.58%	0.00%	to	0.95%	(14.60) %	to	(13.78) %
2010	125	$14.18	to	$17.13	$1,706	0.61%	0.00%	to	0.95%	14.72%	to	15.51%
2009	126	$12.36	to	$14.83	$1,507	1.44%	0.00%	to	0.95%	36.42%	to	38.08%
2008	128	$9.06	to	$10.74	$1,103	1.20%	0.00%	to	0.95%	(45.19) %	to	(44.67) %
JANUS FUND
2012	7	$7.80	to	$18.95	$55	0.62%	0.00%	to	0.75%	16.94%	to	17.85%
2011	7	$6.67	to	$16.08	$48	0.41%	0.00%	to	0.75%	(6.58) %	to	(5.96) %
2010	9	$7.14	to	$17.10	$62	0.17%	0.00%	to	0.75%	10.36%	to	11.40%
2009	12	$6.47	to	$15.35	$80	0.47%	0.00%	to	0.75%	36.21%	to	37.05%
2008	10	$4.75	to	$11.20	$50	0.76%	0.00%	to	0.75%	(40.25) %	to	(39.82) %
JANUS TWENTY FUND
2012	438	$8.40	to	$9.84	$3,814	0.69%	0.00%	to	1.25%	20.86%	to	22.39%
2011	502	$6.95	to	$8.04	$3,617	0.07%	0.00%	to	1.25%	(9.39) %	to	(8.22) %
2010	561	$7.67	to	$8.76	$4,461	0.24%	0.00%	to	1.25%	5.65%	to	6.96%
2009	632	$7.26	to	$8.19	$4,774	0.00%	0.00%	to	1.25%	41.52%	to	43.43%
2008	700	$5.13	to	$5.71	$3,690	0.01%	0.00%	to	1.25%	(42.68) %	to	(42.03) %
												(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
JANUS WORLDWIDE FUND
2012	155	$6.31	to	$7.39	$1,028	0.97%	0.00%	to	1.25%	18.39%	to	19.97%
2011	193	$5.33	to	$6.16	$1,083	0.63%	0.00%	to	1.25%	(14.99) %	to	(13.85) %
2010	216	$6.27	to	$7.15	$1,434	0.45%	0.00%	to	1.25%	14.21%	to	15.51%
2009	256	$5.49	to	$6.19	$1,505	1.19%	0.00%	to	1.25%	35.89%	to	37.86%
2008	293	$4.04	to	$4.49	$1,244	0.85%	0.00%	to	1.25%	(45.70) %	to	(45.04) %
JENSEN QUALITY GROWTH FUND
2012	78	$13.11	to	$14.57	$1,065	0.95%	0.00%	to	1.25%	11.86%	to	13.30%
2011	91	$11.72	to	$12.86	$1,101	0.94%	0.00%	to	1.25%	(2.41) %	to	(1.15) %
2010	105	$12.01	to	$13.01	$1,289	0.81%	0.00%	to	1.25%	10.18%	to	11.48%
2009	122	$10.90	to	$11.67	$1,368	1.10%	0.00%	to	1.25%	27.04%	to	28.67%
2008	149	$8.58	to	$9.07	$1,300	0.88%	0.00%	to	1.25%	(30.02) %	to	(29.14) %
LEGG MASON CAPITAL MANAGEMENT VALUE TRUST
2012	153	$9.90	to	$11.30	$1,525	1.10%	0.00%	to	1.25%	14.58%	to	15.90%
2011	182	$8.64	to	$9.75	$1,584	0.53%	0.00%	to	1.25%	(4.53) %	to	(3.27) %
2010	248	$9.05	to	$10.08	$2,248	0.00%	0.00%	to	1.25%	5.97%	to	7.35%
2009	304	$8.54	to	$9.39	$2,598	0.82%	0.00%	to	1.25%	39.77%	to	41.63%
2008	384	$6.11	to	$6.63	$2,375	0.00%	0.00%	to	1.25%	(55.30) %	to	(54.77) %
LORD ABBETT VALUE OPPORTUNITIES FUND (Effective date 07/31/2009)
2012	57	$14.26	to	$14.88	$836	0.00%	0.00%	to	1.25%	8.36%	to	9.73%
2011	81	$13.16	to	$13.56	$1,077	0.00%	0.00%	to	1.25%	(5.39) %	to	(4.24) %
2010	73	$13.91	to	$14.16	$1,025	0.00%	0.00%	to	1.25%	22.99%	to	24.54%
2009	28	$11.31	to	$11.37	$319	0.00%	0.00%	to	1.25%	13.10%	to	13.70%
MAINSTAY U.S. SMALL CAP FUND (Effective date 08/10/2006)
2012	12	$10.92	to	$11.83	$137	0.27%	0.00%	to	1.25%	10.86%	to	12.35%
2011	18	$9.85	to	$10.53	$185	0.00%	0.00%	to	1.25%	(4.18) %	to	(3.04) %
2010	20	$10.28	to	$10.86	$212	0.32%	0.00%	to	1.25%	22.53%	to	24.11%
2009	24	$8.39	to	$8.75	$205	0.00%	0.00%	to	1.25%	46.42%	to	48.31%
2008	52	$5.73	to	$5.90	$303	1.31%	0.00%	to	1.25%	(37.65) %	to	(36.90) %
MFS GROWTH FUND
2012	16	$12.11	to	$13.83	$211	0.00%	0.00%	to	1.25%	15.66%	to	17.10%
2011	12	$10.47	to	$11.81	$134	0.00%	0.00%	to	1.25%	(1.87) %	to	(0.67) %
2010	18	$10.67	to	$11.89	$199	0.00%	0.00%	to	1.25%	11.61%	to	13.02%
2009	21	$9.56	to	$10.52	$207	0.03%	0.00%	to	1.25%	22.56%	to	24.06%
2008	22	$7.80	to	$8.48	$177	0.00%	0.00%	to	1.25%	(37.40) %	to	(36.57) %
OPPENHEIMER CAPITAL APPRECIATION FUND
2012	231	$11.60	to	$13.26	$2,801	0.59%	0.00%	to	1.25%	12.29%	to	13.62%
2011	253	$10.33	to	$11.67	$2,730	0.16%	0.00%	to	1.25%	(2.82) %	to	(1.52) %
2010	265	$10.63	to	$11.85	$2,934	0.00%	0.00%	to	1.25%	7.81%	to	9.12%
2009	335	$9.86	to	$10.86	$3,429	0.00%	0.00%	to	1.25%	41.67%	to	43.65%
2008	317	$6.96	to	$7.56	$2,265	0.00%	0.00%	to	1.25%	(46.54) %	to	(45.92) %
												(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
OPPENHEIMER GLOBAL FUND
2012	1,199	$16.12	to	$17.92	$20,293	0.96%	0.00%	to	1.25%	19.23%	to	20.75%
2011	1,364	$13.52	to	$14.84	$19,287	1.85%	0.00%	to	1.25%	(9.87) %	to	(8.68) %
2010	1,173	$15.00	to	$16.25	$18,197	0.96%	0.00%	to	1.25%	14.24%	to	15.66%
2009	977	$13.13	to	$14.05	$13,140	0.74%	0.00%	to	1.25%	37.49%	to	39.25%
2008	804	$9.55	to	$10.09	$7,804	1.65%	0.00%	to	1.25%	(41.73) %	to	(41.06) %
PIMCO TOTAL RETURN FUND
2012	1,353	$17.73	to	$20.25	$25,308	3.97%	0.00%	to	1.25%	8.71%	to	10.11%
2011	1,298	$16.31	to	$18.39	$22,184	3.62%	0.00%	to	1.25%	2.64%	to	3.90%
2010	1,356	$15.89	to	$17.70	$22,293	2.90%	0.00%	to	1.25%	7.22%	to	8.59%
2009	1,297	$14.82	to	$16.30	$19,563	5.21%	0.00%	to	1.25%	12.10%	to	13.51%
2008	1,072	$13.22	to	$14.36	$14,298	4.84%	0.00%	to	1.25%	3.28%	to	4.59%
PIONEER EQUITY INCOME VCT PORTFOLIO
2012	72	$14.89	to	$17.61	$1,143	3.54%	0.00%	to	1.25%	8.61%	to	9.99%
2011	93	$13.71	to	$16.01	$1,357	1.88%	0.00%	to	1.25%	4.50%	to	5.75%
2010	148	$13.12	to	$15.14	$2,108	2.16%	0.00%	to	1.25%	17.67%	to	19.21%
2009	92	$11.15	to	$12.70	$1,060	3.03%	0.00%	to	1.25%	12.51%	to	13.90%
2008	112	$9.91	to	$11.15	$1,155	2.57%	0.00%	to	1.25%	(31.32) %	to	(30.49) %
PUTNAM HIGH YIELD ADVANTAGE FUND
(Effective date 05/27/2008)
2012	162	$13.92	to	$14.74	$2,327	6.49%	0.00%	to	1.25%	13.45%	to	14.89%
2011	114	$12.27	to	$12.83	$1,429	6.94%	0.00%	to	1.25%	1.74%	to	2.97%
2010	151	$12.06	to	$12.46	$1,840	7.27%	0.00%	to	1.25%	11.46%	to	12.86%
2009	158	$10.82	to	$11.04	$1,719	8.20%	0.00%	to	1.25%	46.41%	to	48.39%
2008	25	$7.39	to	$7.44	$185	5.29%	0.00%	to	1.25%	(26.10) %	to	(25.60) %
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
(Effective date 05/27/2008)
2012	533	$8.77	to	$9.29	$4,869	1.13%	0.00%	to	1.25%	20.30%	to	21.92%
2011	571	$7.29	to	$7.62	$4,292	2.94%	0.00%	to	1.25%	(22.36) %	to	(21.44) %
2010	336	$9.39	to	$9.70	$3,220	0.61%	0.00%	to	1.25%	16.94%	to	18.29%
2009	224	$8.03	to	$8.20	$1,814	0.61%	0.00%	to	1.25%	54.42%	to	56.49%
2008	22	$5.20	to	$5.24	$115	1.87%	0.00%	to	1.25%	(48.00) %	to	(47.60) %
RIDGEWORTH SMALL CAP GROWTH STOCK FUND
2012	722	$13.77	to	$15.15	$10,317	0.00%	0.00%	to	1.25%	13.61%	to	14.95%
2011	794	$12.12	to	$13.18	$9,953	0.00%	0.00%	to	1.25%	(1.38) %	to	(0.15) %
2010	733	$12.29	to	$13.20	$9,228	0.00%	0.00%	to	1.25%	22.41%	to	24.06%
2009	738	$10.04	to	$10.64	$7,556	0.00%	0.00%	to	1.25%	30.73%	to	32.34%
2008	693	$7.68	to	$8.04	$5,394	0.00%	0.00%	to	1.25%	(41.95) %	to	(41.23) %
ROYCE TOTAL RETURN FUND
(Effective date 05/27/2008)
2012	247	$11.20	to	$11.87	$2,897	1.19%	0.00%	to	1.25%	12.68%	to	14.13%
2011	293	$9.94	to	$10.40	$3,021	0.55%	0.00%	to	1.25%	(3.21) %	to	(1.98) %
2010	464	$10.27	to	$10.61	$4,894	1.17%	0.00%	to	1.25%	21.54%	to	23.09%
2009	133	$8.45	to	$8.62	$1,139	1.08%	0.00%	to	1.25%	24.26%	to	25.84%
2008	40	$6.80	to	$6.85	$270	2.43%	0.00%	to	1.25%	(32.00) %	to	(31.50) %
												(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
RS SELECT GROWTH FUND
2012	21	$16.67	to	$18.53	$355	0.00%	0.00%	to	1.25%	17.15%	to	18.63%
2011	19	$14.23	to	$15.62	$271	0.00%	0.00%	to	1.25%	3.94%	to	5.26%
2010	20	$13.69	to	$14.84	$276	0.00%	0.00%	to	1.25%	29.89%	to	31.56%
2009	21	$10.54	to	$11.28	$222	0.00%	0.00%	to	1.25%	45.58%	to	47.45%
2008	24	$7.24	to	$7.65	$179	0.00%	0.00%	to	1.25%	(45.69) %	to	(45.04) %
RS SMALL CAP GROWTH FUND
2012	184	$6.88	to	$8.04	$1,316	0.00%	0.00%	to	1.25%	13.34%	to	14.69%
2011	205	$6.07	to	$7.01	$1,293	0.00%	0.00%	to	1.25%	(3.50) %	to	(2.37) %
2010	233	$6.29	to	$7.18	$1,521	0.00%	0.00%	to	1.25%	26.05%	to	27.76%
2009	263	$4.99	to	$5.62	$1,369	0.00%	0.00%	to	1.25%	45.91%	to	47.51%
2008	310	$3.42	to	$3.81	$1,091	0.00%	0.00%	to	1.25%	(46.31) %	to	(45.57) %
												(Concluded)

*	The Investment Division has units and/or assets that round to less than $1,000 or 1,000 units.
(a)	The amounts in these columns are associated with the highest Expense Ratio.
(b)	The amounts in these columns are associated with the lowest Expense Ratio.

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

The consolidated balance sheets of Great-West Life & Annuity Insurance Company (“Great-West”) and subsidiaries as of December 31, 2012 and 2011, and the related consolidated statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2012, and the statements of assets and liabilities of each of the investment divisions which comprise FutureFunds Series Account of Great-West (the “Series Account”) as of December 31, 2012, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented, are filed herewith in the Statement of Additional Information.

(b)	Exhibits

(1)	Copy of resolution of the Board of Directors is incorporated by reference to Registrant’s Post Effective Amendment No. 32 to Form N-4 registration statement filed on April 25, 2002 (File No. 2-89550).

(2)	Not applicable.

(3)	Underwriting Agreement between Depositor and GWFS Equities, Inc. (formerly BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant’s Post Effective Amendment No. 23 to Form N-4 registration statement filed on May 1, 1997 (File No. 2–89550).

(4)	Form of Group Fixed and Variable Deferred Annuity Contract is incorporated by reference to Registrant’s Initial Form N-4 registration statement filed on April 13, 2009 (File No. 333-158546).

(5)	Form of Application is incorporated by reference to Registrant’s Initial Form N-4 registration statement filed on April 13, 2009 (File No. 333-158546).

(6)	Copies of Articles of Incorporation of Depositor are incorporated by reference to Pre-Effective Amendment No. 2 to the registration statement filed by Variable Annuity-1 Series Account on Form N-4 on October 30, 1996 (File No. 811-07549). Amended and Restated Bylaws of the Depositor are incorporated by reference to Registrant’s Post-Effective Amendment No. 38 to Form N-4 registration statement filed on April 24, 2006 (File No. 2-89550).

(7)	Not applicable.

(8)(a)	Form of Participation Agreement between Registrant and Great-West Funds, Inc. (formerly Maxim Series Fund, Inc.); Form of Fund Participation Agreement for Unaffiliated Insurance Products Funds; and, Form of Fund Participation Agreement for Retail Funds are incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

(8)(b)	Fund Participation Agreement, dated June 6, 2000, with American Century Investment Management, Inc. and American Century Investment Services, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(c)	Fund Participation Agreement, dated March 12, 2004, with Davis New York Venture Fund, Davis Select Advisers, L.P. and Davis Distributors, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

1

(8)(d)	Participation Agreement, dated September 13, 1999, with The Alger American Fund, Fred Alger Management Inc. and Fred Alger & Company, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(e)	Participation Agreement, dated October 26, 2006, with Variable Insurance Products Funds and Fidelity Distributors Corporation is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed by COLI VUL-2 Series Account on Form N-6 on April 30, 2007 (File No. 333-70963).

(8)(f)	Participation Agreement, dated June 1, 1998, with Janus Aspen Series and Janus Capital Management LLC (formerly, Janus Capital Corporation) is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(g)	Participation Agreement, dated May 1, 2008, with MFS Variable Insurance Trust and MFS Fund Distributors is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(h)	Participation Agreement, dated April 30, 2008, with Putnam Variable Trust and Putnam Retail Management Limited Partnership is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(i)	Fund Participation Agreement, dated July 26, 2004, with RidgeWorth Funds (formerly, STI Classic Funds), RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management Inc.) and BISYS Fund Services Limited Partnership, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(j)	Fund Participation Agreement, dated April 30, 2009, with Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. are incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 registration Statement filed April 16, 2010 (File No. 333-52956).

(8)(k)	Fund Participation Agreement, dated July 23, 2009, with Lord Abbett Family of Funds and Lord Abbett Distributors, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 47 to Form N-4 registration statement filed on April 30, 2010 (File No. 2-89550).

(8)(l)	Form of Shareholder Information Agreement with Eligible Funds is incorporated by reference to Registrant’s Post-Effective Amendment No. 42 to Form N-4 registration statement filed on April 30, 2007 (File No. 2-89550).

(8)(m)	Form of Fund Participation Agreement, dated September 9, 1999, with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc., is filed herewith.

(9)	Opinion of Counsel is filed is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Form N-4 registration statement filed August 7, 2009. (File No. 333-158546).

(10)(a)	Written Consent of Jorden Burt LLP is filed herewith.

(10)(b)	Written Consent of Deloitte & Touche LLP is filed herewith.

2

(11)	Not applicable.

(12)	Not applicable.

(13)	Powers of Attorney for Messrs. Balog , A. Desmarais, P. Desmarais, Jr., Louvel, McFeetors, Nickerson, Orr, Plessis-Bélair, P. Ryan and Walsh are incorporated by reference to Registrant’s Initial Form N-4 registration statement filed on April 13, 2009 (File No. 333-158546). Powers of Attorneys for Messrs. T. Ryan, Royer and Rousseau are incorporated by reference to Post-Effective Amendment No. 1 filed April 30, 2010 (File No. 333-158546).

Item 25.	Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor
R. L. McFeetors	100 Osborne Street North, Winnipeg, Manitoba Canada R3C 3A5	Chairman of the Board

J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director

A. Desmarais	(2)	Director

P. Desmarais, Jr.	(2)	Director

M.T.G. Graye	(1)	Director, President, Chief Executive Officer and Principal Financial Officer

A. Louvel	PO Box 1073 38 Beach Lane Wainscott, NY 11975	Director

J. E. A. Nickerson	H.B. Nickerson & Sons Limited P.O. Box 130 255 Commercial Street North Sydney, Nova Scotia, Canada B2A 3M2	Director

R.J. Orr	(2)	Director

M. Plessis-Bélair	(2)	Director

H.P. Rousseau	(2)	Director

R.Royer	(2)	Director

T.T. Ryan	SIFMA 120 Broadway, 35th Floor New York, NY 10271-0080	Director

J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director

G. Tretiak	(2)	Director

B. E. Walsh	Saquenay Capital, LLC Two Manhattanville Rd #403 Purchase, NY 10577	Director

3

Name	Principal Business Address	Positions and Offices with Depositor
S.M. Corbett	(1)	Executive Vice President and Chief Investment Officer

R.K. Shaw	(1)	Executive Vice President, Individual Markets

C.P. Nelson	(1)	President, Great-West Retirement Services

C.H. Cumming	(1)	Senior Vice President, Defined Contribution Markets

M.R. Edwards	(1)	Senior Vice President, FASCore Operations

E.P. Friesen	(1)	Senior Vice President, Investments

J.S. Greene	(1)	Senior Vice President and Chief Marketing Officer

W.S. Harmon	(1)	Senior Vice President, 401(k) Standard Markets

R.J. Laeyendecker	(1)	Senior Vice President, Executive Benefits Markets

S.A. Miller	8525 East Orchard Road Greenwood Village, CO 80111.	Senior Vice President and Chief Information Officer

R.G. Schultz	8525 East Orchard Road Greenwood Village, CO 80111.	Senior Vice President, General Counsel and Secretary

C.S. Tocher	(1)	Senior Vice President, Investments

J. Van Harmelen	(1)	Senior Vice President and Controller

D.C. Aspinwall	(1)	Chief Litigation Officer and Legal Counsel, Financial Services

B.A. Byrne	(1)	Chief Compliance Officer and Legal Counsel, Financial Services

(1)	8515 East Orchard Road, Greenwood Village, Colorado 80111
(2)	Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3

4

Item 26.	Persons controlled by or under common control with the Depositor or Registrant as of 12/31/12

The Registrant is a separate account of Great-West Life & Annuity Insurance Company, a stock life insurance company organized under the laws of the State of Colorado (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set out below.

5

Organizational Chart – December 31, 2012

I.	OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

Paul G. Desmarais

99.999% - Pansolo Holding Inc.

 100% - 3876357 Canada Inc.

 100% - 3439496 Canada Inc.

 100% - Capucines Investments Corporation

   32% - Nordex Inc. (68% also owned directly by Paul G. Desmarais)

   94.9% - Gelco Enterprises Ltd. (5.1% also owned directly by Paul G. Desmarais)

   53.62% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by Mr. Paul G. Desmarais is as follows. There are issued and outstanding as of December 31, 2012 411,144,806 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 899,692,526.

Pansolo Holding Inc. owns directly 15,216,033 SVS and 367,692 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 18,892,953 or 2.1 % of the total voting rights attached to the shares of PCC. Pansolo Holding Inc. wholly owns 3876357 Canada Inc., 3439496 Canada Inc. and Capucines Investments Corporation which respectively own 40,686,080 SVS, 3,236,279 SVS, 3,125,000 SVS of PCC, representing respectively 4.52%, 0.36%, 0.35 % of the aggregate voting rights of PCC.

Gelco Entreprises Ltd owns directly 48,235,700 PPS, representing 53.61% of the aggregate voting rights of PCC (PPS (10 votes) and SVS (1 vote)). Hence, the total voting rights of PCC under the direct and indirect control of Mr. Paul G. Desmarais is approximately 61.11%; note that this is not the equity percentage.

Mr. Paul G. Desmarais also owns personally 1,561,750 SVS of PCC.

6

II.	OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a 10% or greater voting interest in the following entities:

A.	Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada

    100.0% - 171263 Canada Inc.

      65.98% - Power Financial Corporation

        68.18% - Great-West Lifeco Inc.

          100.0% - Great-West Financial (Canada) Inc.

            100.0% - Great-West Financial (Nova Scotia) Co.

              100.0% - Great-West Lifeco U.S. Inc.

                100.0% - GWL&A Financial Inc.

  60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.

  60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II

  60.0% - Great-West Life & Annuity Insurance Capital, LLC

  60.0% - Great-West Life & Annuity Insurance Capital, LLC II

100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)

100.0% - Great-West Life & Annuity Insurance Company of New York

                (Fed ID # 13-2690792 - NAIC # 79359, NY)

100.0% - Advised Assets Group, LLC

100.0% - GWFS Equities, Inc.

100.0% - Great-West Life & Annuity Insurance Company of South Carolina

100.0% - Emjay Corporation

100.0% - FASCore, LLC

  50.0% - Westkin Properties Ltd.

  63.95% - Great-West Funds, Inc.

100.0% - Great-West Capital Management, LLC

100.0% - Great-West Trust Company, LLC

100.0% - Lottery Receivables Company One LLC

100.0% - LR Company II, L.L.C.

100.0% - Singer Collateral Trust IV

100.0% - Singer Collateral Trust V

  43.87% - 2001 Books Holdings, LLC

7

B.	Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada

100.0% - 171263 Canada Inc.

65.98% - Power Financial Corporation

68.18% - Great-West Lifeco Inc.

100.0% - Great-West Financial (Canada) Inc.

100.0% - Great-West Financial (Nova Scotia) Co.

100% - Great-West Lifeco U.S. Inc.

100% - Putnam Investments, LLC

100.0% - Putnam Acquisition Financing Inc.

100.0% - Putnam Acquisition Financing LLC

100.0% - Putnam U.S. Holdings I, LLC

100.0% - Putnam Investment Management, LLC

100.0% - Putnam Fiduciary Trust Company (NH)

100.0% - Putnam Investor Services, Inc.

100.0% - Putnam Retail Management GP, Inc.

  99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail

                Management GP, Inc.)

  80.0% - PanAgora Asset Management, Inc.

100.0% -Putnam GP Inc.

  99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)

100.0% - Putnam Investment Holdings, LLC

100.0% - Savings Investments, LLC

100.0% - Putnam Aviation Holdings, LLC

100.0% - Putnam Capital, LLC

100.0% - The Putnam Advisory Company, LLC

100.0% - Putnam Investments Inc.

100.0% - Putnam Investments (Ireland) Limited

100.0% - Putnam Investments Australia Pty Limited

100.0% - Putnam Investments Securities Co., Ltd.

100.0% - Putnam International Distributors, Ltd.

100.0% - Putnam Investments Argentina S.A.

100.0% - Putnam Investments Limited

8

C.	The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada

100.0% - 171263 Canada Inc.

65.98% - Power Financial Corporation

68.18% - Great-West Lifeco Inc.

100.0% - 2142540 Ontario Inc.

100.0% - Great-West Lifeco Finance (Delaware) LP

100.0% - Great-West Lifeco Finance (Delaware) LLC

100.0% - 2023308 Ontario Inc.

100.0% - Great-West Life & Annuity Insurance Capital, LP

40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.

40.0% - Great-West Life & Annuity Insurance Capital, LLC

100.0% - Great-West Life & Annuity Insurance Capital, LP II

40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II

40.0% - Great-West Life & Annuity Insurance Capital, LLC II

100.0% - 2171866 Ontario Inc

100.0% - Great-West Lifeco Finance (Delaware) LP II

100.0% - Great-West Lifeco Finance (Delaware) LLC II

100.0% - 2023310 Ontario Inc.

100.0% - 2023311 Ontario Inc.

100.0% - 6109756 Canada Inc.

100.0% - 6922023 Canada Inc.

100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)

  71.4% - GWL THL Private Equity I Inc. (28.6% owned by The Canada Life Assurance Company)

100.0% - GWL THL Private Equity II Inc.

100.0% - Great-West Investors Holdco Inc.

100.0% - Great-West Investors LLC

100.0% - Great-West Investors LP Inc.

100.0% - Great-West Investors GP Inc.

100.0% - Great-West Investors LP

100.0% - T.H. Lee Interests

100.0% - GWL Realty Advisors Inc.

100.0% - GWL Realty Advisors U.S., Inc.

100.0% - RA Real Estate Inc.

  0.1% RMA Real Estate LP

9

100.0% - Vertica Resident Services Inc.

100.0% - 2278372 Ontario Inc. (0.0001% interest in NF Real Estate Limited Partnership)

100.0% - GLC Asset Management Group Ltd.

100.0% - 801611 Ontario Limited

100.0% - 118050 Canada Inc.

100.0% - 1213763 Ontario Inc.

  99.9% - Riverside II Limited Partnership

  70.0% - Kings Cross Shopping Centre Ltd.

100.0% - 681348 Alberta Ltd.

100.0% - The Owner: Condominium Plan No 8510578

  50.0% - 3352200 Canada Inc.

100.0% - 1420731 Ontario Limited

100.0% - 1455250 Ontario Limited

100.0% - CGWLL Inc.

  65.0% - The Walmer Road Limited Partnership

  50.0% - Laurier House Apartments Limited

100.0% - 2024071 Ontario Limited

100.0% - 431687 Ontario Limited

    0.1% - Riverside II Limited Partnership

100.0% - High Park Bayview Inc.

  75.0% - High Park Bayview Limited Partnership

    5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)

100.0% - 647679 B.C. Ltd.

  70.0% - TGS North American Real Estate Investment Trust

100.0% - TGS Trust

  70.0% - RMA Investment Company (Formerly TGS Investment Company)

100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)

100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)

100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)

    100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023

                    Alberta Ltd. (50%) and 1214931 Alberta Ltd. (50%)]

100.0% - RMA American Realty Corp.

1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.)

          Realty LLC (Delaware)]

99.0% - RMA American Realty Limited Partnership (1% owned by RMA American

              Realty Corp.)

100.0% - 1218023 Alberta Ltd.

    50% - special shares in RMA (U.S.) Realty LLC (Delaware)

100.0% - 1214931 Alberta Ltd.

    50% - special shares in RMA (U.S.) Realty LLC (Delaware)

10

  70.0% - RMA Real Estate LP

100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)

100.0% - S-8025 Holdings Ltd.

100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.

  70.0% - KS Village (Millstream) Inc.

  70.0% - 0726861 B.C. Ltd.

  70.0% - Trop Beau Developments Limited

  70.0% - Kelowna Central Park Properties Ltd.

  70.0% - Kelowna Central Park Phase II Properties Ltd.

  40.0% - PVS Preferred Vision Services

  30.0% - Vaudreuil Shopping Centres Limited

  12.5% - Saskatoon West Shopping Centres Limited

  12.5% - 2331777 Ontario Ltd.

  12.5% - 2344701 Ontario Ltd.

100.0% - London Insurance Group Inc.

100.0% - Trivest Insurance Network Limited

100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)

100.00% - 1542775 Alberta Ltd.

100.0% - 0813212 B.C. Ltd.

  30.0% - Kings Cross Shopping Centre Ltd.

  30.0% - 0726861 B.C. Ltd.

  30.0% - TGS North American Real Estate Investment Trust

100.0% - TGS Trust

  30.0% - RMA Investment Company (Formerly TGS Investment Company)

100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)

100.0% - RMAProperty Management 2004 Ltd. (Formerly TGS REIT Property Management

2004 Ltd.)

100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings

Corporation Ltd.)

100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023

Alberta Ltd. (50%) and 1214931 Alberta Ltd. 50%)]

100.0% - RMA American Realty Corp.

1% - RMA American Realty Limited Partnership [(99% owned by

RMA (U.S.) Realty LLC (Delaware)]

  99.0% - RMA American Realty Limited Partnership (1% owned by RMA

American Realty Corp.)

100.0% - 1218023 Alberta Ltd.

  50% - special shares in RMA (U.S.) Realty LLC (Delaware)

100.0% - 1214931 Alberta Ltd.

  50% - special shares in RMA (U.S.) Realty LLC (Delaware)

11

30.0% - RMA Real Estate LP

100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)

100.0% - S-8025 Holdings Ltd.

100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.

100.0% - 1319399 Ontario Inc.

100.0% - 3853071 Canada Limited

  50.0% - Laurier House Apartments Limited

  30.0% - Kelowna Central Park Properties Ltd.

  30.0% - Kelowna Central Park Phase II Properties Ltd.

  30.0% - Trop Beau Developments Limited

100.0% - 4298098 Canada Inc.

100.0% - GWLC Holdings Inc.

100% - GLC Reinsurance Corporation

100.0% - 389288 B.C. Ltd.

100.0% - Quadrus Investment Services Ltd.

  35.0% - The Walmer Road Limited Partnership

100.0% - 177545 Canada Limited

100.0% - Lonlife Financial Services Limited

  88.0% - Neighborhood Dental Services Ltd.

100.0% - Quadrus Distribution Services Ltd.

100.0% - Toronto College Park Ltd.

  25.0% - High Park Bayview Limited Partnership

  30.0% - KS Village (Millstream) Inc.

100.0% - London Life Financial Corporation

  89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)

100.0% - London Life & General Reinsurance Co. Ltd. (1 share held by London Life & Casualty

Reinsurance Corporation and 20,099,999 shares held by London Reinsurance Group Inc.)

100.0% - London Life & Casualty Reinsurance Corporation

100.0% - Trabaja Reinsurance Company Ltd.

100.0% - London Life and Casualty (Barbados) Corporation

100.0% - LRG (US), Inc.

100.0% - London Life International Reinsurance Corporation

100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 –

NAIC # 76694, PA)

  70.0% - Vaudreuil Shopping Centres Limited

  75.0% - Saskatoon West Shopping Centres Limited

  75.0% - 2331777 Ontario Ltd.

  75.0% - 2344701 Ontario Ltd.

12

  15.2% - 2001 Books Holdings, LLC (43.87% owned by GWL&A and 2.4% owned by The

Canada Life Assurance Company)

100.0% - Canada Life Financial Corporation

    100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)

    100.0% - Canada Life Brasil LTDA

    100.0% - Canada Life Capital Corporation, Inc.

    100.0% - Canada Life International Holdings, Limited

    100.0% - Canada Life International Services Limited

    100.0% - Canada Life International, Limited

    100.0% - CLI Institutional Limited

    100.0% - Canada Life Irish Holding Company, Limited

    100.0% - Lifescape Limited

    100.0% - Setanta Asset Management Limited

        50.0% - Setanta Asset Management Funds Public Limited

Company

    100.0% - Canada Life Group Services Limited

    100.0% - Canada Life Europe Investment Limited

        78.67% - Canada Life Assurance Europe Limited

        100.0% - Canada Life Europe Management Services, Limited

        21.33% - Canada Life Assurance Europe Limited

    100.0% - Canada Life Assurance (Ireland), Limited

      50.0% - Setanta Asset Management Funds Public Limited Company

    100.0% - F.S.D. Investments, Limited

    100.0% - Canada Life International Re, Limited

    100.0% - Canada Life Reinsurance International, Ltd.

    100.0% - Canada Life Reinsurance, Ltd.

    100.0% - The Canada Life Group (U.K.), Limited

    100.0% - Canada Life Pension Managers & Trustees, Limited

    100.0% - Canada Life Asset Management Limited

    100.0% - Canada Life European Real Estate Limited

        100% - Hotel Operations (Walsall) Limited

    100.0% - Canada Life Trustee Services (U.K.), Limited

    100.0% - CLFIS (U.K.), Limited

    100.0% - Canada Life, Limited

        100.0% - Canada Life (U.K.), Limited

        100.0% - Albany Life Assurance Company, Limited

        100.0% - Canada Life Management (U.K.), Limited

13

  100.0% - Canada Life Services (U.K.), Limited

  100.0% - Canada Life Fund Managers (U.K.), Limited

  100.0% - Canada Life Group Services (U.K.), Limited

  100.0% - Canada Life Holdings (U.K.), Limited

100.0% - Canada Life Irish Operations, Limited

  100.0% - Canada Life Ireland Holdings, Limited.

100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)

100.0% - Canada Life Finance (U.K.), Limited

100.0% - CL Luxembourg Capital Management S.á.r.l.

100.0% - The Canada Life Insurance Company of Canada

       94.4% - MAM Holdings Inc. (5.6% owned by GWL)

    100.0% - Mountain Asset Management LLC

       12.5% - 2331777 Ontario Ltd.

       12.5% - 2344701 Ontario Ltd.

100.0% - CL Capital Management (Canada), Inc.

100.0% - GRS Securities, Inc.

100.0% - 587443 Ontario, Inc.

100.0% - Canada Life Mortgage Services, Ltd.

100.0% - Adason Properties, Limited

       100.0% - Adason Realty, Ltd.

    2.4% - 2001 Books Holdings, LLC (43.87% owned by GWL&A and 15.2% owned by

The Great-West Life Assurance Company)

    12.5% - Saskatoon West Shopping Centres Limited

D.	IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada

100.0% - 171263 Canada Inc.

65.98% - Power Financial Corporation

58.68% - IGM Financial Inc.

    100.0% - Investors Group Inc.

    100.0% - Investors Group Financial Services Inc.

    100.0% - I.G. International Management Limited

          100.0% - I.G. Investment Management (Hong Kong) Limited

    100.0% - Investors Group Trust Co. Ltd.

          100.0% - 391102 B.C. Ltd.

14

100.0% - I.G. Insurance Services Inc.

100.0% - Investors Syndicate Limited

100.0% - Investors Group Securities Inc.

100.0% - 6460675 Manitoba Ltd.

100.0% - I.G. Investment Management, Ltd.

100% - Investors Group Corporate Class Inc.

100.0% - Investors Syndicate Property Corp.

19.63% - I.G. (Rockies) Corp.

100.0% - I.G. Investment Corp.

80.37% - I.G. (Rockies) Corp. (19.63% owned by I.G. Investment Management, Ltd.)

100.0% - Mackenzie Inc.

100.0% - Mackenzie Financial Corporation

100.0% - Mackenzie Financial Charitable Foundation

25.0% - Strategic Charitable Giving Foundation

100.0% - Mackenzie Cundill Investment Management (Bermuda) Ltd.

100.0% - Mackenzie Financial Capital Corporation

100.0% - Multi-Class Investment Corp.

100.0% - MMLP GP Inc.

100.0% - Mackenzie Investment Corporation

100.0% - Mackenzie Investments PTE. Ltd.

97.82% - Investment Planning Counsel Inc. (and 2.18% owned by Management of IPC management)

100.0% - IPC Investment Corporation

100.0% - 9132-2115 Quebec Inc.

100.0% - IPC Save Inc.

100.0% - IPC Estate Services Inc.

100.0% - IPC Securities Corporation

89.23% - IPC Portfolio Services Inc. (and 10.77% owned by advisors of IPC

Investment Corporation and IPC Securities Corporation)

    100.0% - Counsel Portfolio Services Inc.

15

E.	Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada

100.0% - 171263 Canada Inc.

65.98% - Power Financial Corporation

    100.0% - Power Financial Europe B.V.

50.0% - Parjointco N.V.

  75.4% - Pargesa Holding SA (55.6% capital)

    100.0% - Pargesa Netherlands B.V.

    52.0% - Groupe Bruxelles Lambert (50.0% in capital)

    Capital

        7.2% - Suez Environment Company (of which 0.3% in trading)

      27.4% - Lafarge (21.0% in capital)

        6.9% - Pernod Ricard (7.5% in capital)

        0.2% - Iberdrola

    100.0% - Belgian Securities B.V.

Capital

66.2% - Imerys (56.9% in capital)

    100.0% - Brussels Securities

    Capital

100.0% - Sagerpar

    3.8% - Groupe Bruxelles Lambert

100.0% - GBL Overseas Finance N.V.

    100.0% - GBL Treasury Center

    Capital

    100.0% - GBL Energy S.á.r.l.

Capital

    3.7% - Total (4.0% in capital)

    100.0% - GBL Verwaltung GmbH

    100.0% - Immobilière Rue de Namur S.á.r.l.

    100.0% - GBL Verwaltung SA

    Capital

    100.0% - GBL Investments Limited

    100.0% - GBL R

        5.1% - GDF SUEZ (of which .2% in trading)

    43.0% - ECP 1

16

  42.4% - ECP 2

100.0% - ECP3

100.0% - Pargesa Netherlands B.V.

    100.0% - SFPG

F.	Square Victoria Communications Group Inc. Group of Companies (Canadian communications)

Power Corporation of Canada

100.0% - Square Victoria Communications Group Inc.

    100.0% - Gesca Ltée

    100.0% - La Presse, ltée

      100.0% 7991347 Canada inc.

    100.0% - Gesca Ventes Média Ltée

    100.0% - Gesca Numérique Ltée

      100.0% - 3855082 Canada Inc.

    100.0% - Cyberpresse inc.

      100.0% - 6645119 Canada Inc.

    100.0% - Les Éditions La Presse II Inc.

    100.0% - 3819787 Canada Inc.

      100.0% - 3834310 Canada Inc.

    100.0% - Square Victoria Digital Properties inc.

    100.0% - 4400046 Canada Inc.

      81.73% - 9059-2114 Québec Inc.

    98.36% - DuProprio Inc.

    100.0% - VR Estates Inc.

    100% - 0757075 B.C. Ltd.

0.1% - Lower Mainland Comfree LP

    99.9% - Lower Mainland Comfree LP

    100% - Comfree Commission Free Realty Inc.

    100% - CF Real Estate First Inc.

    100% - CF Real Estate Max Inc.

    100% - CF Real Estate Ontario Inc.

    100% - CF Real Estate Maritimes Inc.

    100% - DP Immobilier Québec Inc.

    100.0% - Les Productions La Presse Télé Ltée

          100.0% - La Presse Télé Ltée

17

        100.0% - La Presse Télé II Ltée

        100.0% - La Presse Télé III Ltée

        100.0% - La Presse Télé IV Ltée

100.0% - Les Éditions Gesca Ltée

        100.0% - Groupe Espaces Inc.

100.0% - Les Éditions La Presse Ltée

100.0% - (W.illi.am) 6657443 Canada Inc.

    3.81% - Acquisio Inc.

  50.0% - Workopolis Canada

  23.61% - Tuango Inc.

  25.0% - Olive Média

100.0% - Attitude Digitale Inc.

100.0% - Square Victoria C.P. Holding Inc.

        33.3% - Canadian Press Enterprises Inc.

        100.0% - Broadcast News Limited

        100.0% - Press News Limited

 100.0% - Pagemasters North America Inc.

100.0% - 7575343 Canada Inc.

G.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada

100.0% - Power Corporation (International) Limited

   99.9% - Power Pacific Corporation Limited

    25.0% - Barrick Power Gold Corporation of China Limited

    100.0% - Power Pacific Mauritius Limited

    9.5% - Vimicro International Corporation

    0.1% - Power Pacific Equities Limited

99.9% - Power Pacific Equities Limited

    4.3% - CITIC Pacific Limited

    5.8% - Yaolan Limited

100.0% - Power Communications Inc.

   0.1% - Power Pacific Corporation Limited

10.0% - China Asset Management Limited

18

H.	Other PCC Companies

Power Corporation of Canada

100.0% - 152245 Canada Inc.

  100.0% - Power Tek, LLC

  100% - 3540529 Canada Inc.

100.0% - Gelprim Inc.

100.0% - 3121011 Canada Inc.

100.0% - 171263 Canada Inc.

100.0% - Victoria Square Ventures Inc.

  22.1% - Bellus Health Inc.

  25.0% Les Remparts de Québec

100.0% - Power Energy Corporation

58.8% - Potentia Solar Inc.

  100.0% - Power Communications Inc.

  100.0% - Brazeau River Resources Investments Inc.

100.0% - PCC Industrial (1993) Corporation

100.0% - Power Corporation International

100.0% - 3249531 Canada Inc.

  100.0% - Sagard Capital Partners GP, Inc.

  100.0% - Sagard Capital Partners, L.P.

100.0% - Power Corporation of Canada Inc.

100.0% - Square Victoria Real Estate Inc.

100.0% - PL S.A.

100.0% - 4190297 Canada Inc.

    100% Sagard Capital Partners Management Corp.

100.0% - Sagard S.A.S.

100.0% - Marquette Communications (1997) Corporation

    3.6% - Mitel Networks Corporation

100.0% - 4507037 Canada Inc.

100.0% - 4524781 Canada Inc.

100.0% - 4524799 Canada Inc.

100.0% - 4524802 Canada Inc.

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I.	Other PFC Companies

Power Financial Corporation

100.0% - 4400003 Canada Inc.

100.0% - 3411893 Canada Inc.

100.0% - 3439453 Canada Inc.

100.0% - 4507045 Canada Inc.

100.0% - Power Financial Capital Corporation

100.0% - 7973594 Canada Inc.

100.0% - 7973683 Canada Inc.

100.0% - 7974019 Canada Inc.

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Item 27.	Number of Contractowners

As of February 28, 2013, there was 1 owner of a qualified group contract and 1 owner of a non-qualified group contract offered by Registrant.

Item 28.	Indemnification

Provisions exist under the Colorado General Corporation Code and the Bylaws of Great-West whereby Great-West may indemnify a director, officer, or controlling person of Great-West against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act

Article 109 - INDEMNIFICATION

Section 7-109-101. Definitions.

As used in this Article:

(1) “Corporation” includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.

(2) “Director” means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation’s request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of or to hold a similar position with, another domestic or foreign entity or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation’s request if the director’s duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a director.

(3) “Expenses” includes counsel fees.

(4) “Liability” means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5) “Official capacity” means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. “Official capacity” does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6) “Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7) “Proceeding” means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

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Section 7-109-102. Authority to Indemnify Directors.

(1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

(a) The person conducted himself or herself in good faith; and

(b) The person reasonably believed:

(I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation’s best interests; and

(II) In all other cases, that his or her conduct was at least not opposed to the corporation’s best interests; and

(c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

(2) A director’s conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director’s conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

(3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

(4) A corporation may not indemnify a director under this section:

(a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

(b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

(5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103. Mandatory Indemnification of Directors.

Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

Section 7-109-104. Advance of Expenses to Directors.

(1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

(a) The director furnishes the corporation a written affirmation of the director’s good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

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(b) The director furnishes the corporation a written undertaking, executed personally or on the director’s behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

(c) A determination is made that the facts then know to those making the determination would not preclude indemnification under this article.

(2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

(3) Determinations and authorizations of payments under this section shall be made in the manner specified in

Section 7-109-106.

Section 7-109-105. Court-Ordered Indemnification of Directors.

(1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner

(a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director’s reasonable expenses incurred to obtain court-ordered indemnification.

(b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106. Determination and Authorization of Indemnification of Directors.

(1) A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

(2) The determinations required by subsection (1) of this section shall be made:

(a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum; or

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(b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

(3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

(a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

(b) By the shareholders.

(4) Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

(1) Unless otherwise provided in the articles of incorporation:

(a) An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

(b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

(c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108. Insurance.

A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or entity or of an employee benefit plan against liability asserted against or incurred by the person in that capacity or arising from the person’s status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

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Section 7-109-109. Limitation of Indemnification of Directors.

(1) A provision concerning a corporation’s indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

(2) Sections 7-109-101 to 7-109-108 do not limit a corporation’s power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.

If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders’ meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

Bylaws of Great-West

Article IV. Indemnification

SECTION 1. In this Article, the following terms shall have the following meanings:

(a)	“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

(a)	the person conducted himself or herself in good faith; and

25

(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and

(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.

SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a)	the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(b)	with respect to the matter(s) giving rise to the proceeding:

(i)	the person conducted himself or herself in good faith; and

(ii)	the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(c)	if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 29.	Principal Underwriter

(a)	GWFS Equities, Inc. (“GWFS”) is the distributor of the securities of the Registrant. GWFS also services as distributor or principal underwriter for Great-West Funds, Inc. (formerly Maxim Series Fund, Inc.), an open-end management investment company, Maxim Series Account of Great-West Life & Annuity Insurance Company (“Great-West”), Variable Annuity-1 Series Account of Great-West, COLI VUL-2 Series Account of Great-West and COLI VUL-4 Series Account of Great-West, Variable Annuity-2 Series Account of Great-West, Trillium Variable Annuity Account of Great-West, Prestige Variable Life Account of Great-West, Variable Annuity-1 Series Account of Great-West Life and Annuity Company of New York (“Great-West NY), Variable Annuity-2 Series Account of Great-West NY, COLI VUL-2 Series Account of Great-West NY and COLI VUL-4 Series Account of Great-West NY.

(b)	Directors and Officers of GWFS

26

Name	Principal Business Address	Positions & offices with Underwriter
C. P. Nelson	(1)	Chairman, President and Chief Executive Officer
R.K. Shaw	(1)	Director
S.A. Bendrick	(1)	Director and Vice President
W.S. Harmon	(1)	Director and Vice President
R.J. Laeyendecker	(1)	Senior Vice President
C.H. Cumming	(1)	Vice President
M.R. Edwards	(1)	Senior Vice President
J.G. Gibbs	(1)	Vice President
S.M. Gile	(1)	Vice President
B. Neese	(1)	Director and Vice President
C. Bergeon	(1)	Vice President
S.A. Ghazaleh	(1)	Vice President
B.A. Byrne	(1)	Secretary and Chief Compliance Officer
T.L. Luiz	(1)	Compliance Officer
M.C. Maiers	(1)	Vice President and Treasurer

(1)	8515 E. Orchard Road, Greenwood Village, Colorado 80111

(c)	Commissions and other compensation received from the Registrant by Principal Underwriter during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
GWFS	-0-	-0-	-0-	-0-

Item 30.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Great-West, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings

(a)	Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

27

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)	Registrant represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirement of Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), Registrant is relying on the no-action letter issued by the Office of Insurance Products, Division of Investment Management, to ING Life Insurance and Annuity Company, dated August 30, 2012, and that the terms thereof have been complied with. Registrant further represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) that are not subject to ERISA, it is relying on the no-action letter issued by the Office of Insurance Products, Division of Investment Management, to the American Council of Life Insurance, dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

(e)	Registrant represents that in connection with its offering of Contracts as funding vehicles under the Texas Optional Retirement Program, Registrant is relying on the exceptions provided in Rule 6c-7 of the Investment Company Act of 1940 and that the provisions of paragraphs (a) -(d) thereof have been complied with.

(f)	Great-West represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Great-West.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485b for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado, on the 18th day of April 2013.

FUTURE FUNDS SERIES ACCOUNT of
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Registrant)

By:	/s/ M.T.G. Graye
M.T.G. Graye
President, Chief Executive Officer, and Principal Financial Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Depositor)

By:	/s/ M.T.G. Graye
M.T.G. Graye
President, Chief Executive Officer, and Principal Financial Officer

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature and Title	Date

/s/ R.L. McFeetors	April 18, 2013
R.L. McFeetors*
Director, Chairman of the Board

/s/ M.T.G. Graye	April 18, 2013
M.T.G. Graye
Director, President, Chief Executive Officer and Principal Financial Officer

/s/ J. Van Harmelen	April 18, 2013
J. Van Harmelen
Senior Vice President and Controller

/s/ J.L. Bernbach	April 18, 2013
J.L. Bernbach Director

/s/ A. Desmarais	April 18, 2013
A. Desmarais* Director

/s/ P. Desmarais, Jr.	April 18, 2013
P. Desmarais, Jr.* Director

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/s/ A. Louvel	April 18, 2013
A. Louvel* Director

/s/ J.E.A. Nickerson	April 18, 2013
J.E.A. Nickerson* Director

/s/ R. J. Orr	April 18, 2013
R.J. Orr* Director

/s/ M. Plessis-Bélair	April 18, 2013
M. Plessis-Bélair* Director

/s/ H.P. Rousseau	April 18, 2013
H.P. Rousseau* Director

/s/ R. Royer	April 18, 2013
R. Royer* Director

/s/ T.T. Ryan	April 18, 2013
T.T. Ryan* Director

/s/ J. Selitto
J. Selitto Director

/s/ G. Tretiak
G. Tretiak Director

/s/ B.E. Walsh	April 18, 2013
B.E. Walsh* Director

*By:	/s/ R.G. Schultz	April 18, 2013
R.G. Schultz
Attorney-in-Fact pursuant to Power of Attorney

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